     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2011

                                                             FILE NO. 333-155096

                                                                       811-07271

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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-6

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 6                                              /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 70                                                            /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL II

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                 LISA M. PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

            INDIVIDUAL VARIABLE LIFE CONTRACTS -- THE REGISTRANT HAS
             REGISTERED AN INDEFINITE AMOUNT OF SECURITIES PURSUANT
        TO RULE 24F-2 OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 2, 2011 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , 2011 pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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NOTICE TO EXISTING POLICY OWNERS

This product prospectus will be distributed to prospective purchasers in connection with sales occurring on or after May 2, 2011. However, it will also be distributed to owners who purchase their policy before May 2, 2011.

Prospectuses for policies often undergo certain changes in their terms from year to year to reflect any changes in the policies. The changes include such things as the liberalization of benefits, the exercise of rights reserved under the policy, the alteration of administrative procedures and changes in the investment options available. Any such change may OR MAY NOT apply to policies issued prior to the effective date of the change. This product prospectus reflects the status of the product as of May 2, 2011. Therefore, this prospectus may contain information that is inapplicable to your policy. You should consult your policy to verify whether any particular provision applies to you and which investment options you may elect. In the event of any conflict between this prospectus and your policy, the terms of your policy will control.

                                     PART A

HARTFORD LEADERS VUL JOINT LEGACY II

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES ISSUED BY:
HARTFORD LIFE INSURANCE COMPANY --
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II OR
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY --
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999

TELEPHONE: (800) 231-5453


PROSPECTUS DATED: MAY 2, 2011


                                                             [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you purchase Series II of the Hartford Leaders VUL Joint Legacy II insurance policy (Policy). This prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company). Please read this prospectus carefully before you purchase the Policy. Some Policy features may not be available in some states.

Hartford Leaders VUL Joint Legacy II is a contract between you and Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. Hartford Life and Annuity Insurance Company does not solicit or issue insurance products in New York. After you purchase the Policy you can refer to the first page of your Policy for the name of the issuing company. The issuing company is referred to in this prospectus as The Company. You agree to make sufficient premium payments to us, and we agree to pay a death benefit to your beneficiary. The policy is a last survivor flexible premium variable universal life insurance policy. It is:

X Last survivor, because we pay a death benefit after the death of the last surviving insured.

X Flexible premium, generally, you may decide when to make premium payments and in what amounts.

X Variable, because the value of your life insurance policy will fluctuate with the performance of the Sub-Accounts you select and the Fixed Account.

You may allocate net premium and Account Value to the Sub-Accounts available under the policy. The Policy offers a variety of Sub-Accounts. Each Sub-Account, in turn, invests in one of the following Underlying Funds.


AIM VARIABLE INSURNACE FUNDS



  Invesco V.I. Balanced Risk Allocation Fund -- Series I
  Invesco V.I. Core Equity Fund -- Series I
  Invesco V.I. Global Real Estate Fund -- Series I
  Invesco V.I. International Growth Fund -- Series I
  Invesco V.I. Mid Cap Core Equity Fund -- Series I
  Invesco V.I. Small Cap Equity Fund -- Series I



ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.



  AllianceBernstein VPS Balanced Wealth Strategy Portfolio -- Class B AllianceBernstein VPS International Value Portfolio -- Class B AllianceBernstein VPS Real Estate Investment Portfolio -- Class B AllianceBernstein VPS Small/Mid Cap Value Portfolio -- Class B



AMERICAN FUNDS INSURANCE SERIES



  American Funds Asset Allocation Fund -- Class 2



  American Funds Blue Chip Income and Growth Fund -- Class 2
  American Funds Bond Fund -- Class 2
  American Funds Global Bond Fund -- Class 2
  American Funds Global Growth and Income Fund -- Class 2
  American Funds Global Growth Fund -- Class 2
  American Funds Global Small Capitalization Fund -- Class 2
  American Funds Growth Fund -- Class 2
  American Funds Growth-Income Fund -- Class 2
  American Funds International Fund -- Class 2
  American Funds New World Fund -- Class 2



FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS



  Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2 Fidelity(R) VIP Freedom 2010 Portfolio -- Service Class 2 Fidelity(R) VIP Freedom 2020 Portfolio -- Service Class 2 Fidelity(R) VIP Freedom 2030 Portfolio -- Service Class 2 Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2 Fidelity(R) VIP Strategic Income Portfolio -- Service Class 2



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



  Franklin Flex Cap Growth Securities Fund -- Class 2
  Franklin Income Securities Fund -- Class 2
  Franklin Rising Dividends Securities Fund -- Class 2
  Franklin Small Cap Value Securities Fund -- Class 2
  Franklin Small-Mid Cap Growth Securities Fund -- Class 2
  Franklin Strategic Income Securities Fund -- Class 1
  Mutual Global Discovery Securities Fund -- Class 2
  Mutual Shares Securities Fund -- Class 2
  Templeton Developing Markets Securities Fund -- Class 1
  Templeton Foreign Securities Fund -- Class 2
  Templeton Global Bond Securities Fund -- Class 2
  Templeton Growth Securities Fund -- Class 2



HARTFORD HLS SERIES FUND II, INC.



  Hartford Growth Opportunities HLS Fund -- Class IA
  Hartford U.S. Government Securities HLS Fund -- Class IA

HARTFORD SERIES FUND, INC.



  Hartford Capital Appreciation HLS Fund -- Class IA
  Hartford Disciplined Equity HLS Fund -- Class IA
  Hartford Dividend and Growth HLS Fund -- Class IA
  Hartford Global Growth HLS Fund -- Class IA
  Hartford Global Research HLS Fund -- Class IA
  Hartford Growth HLS Fund -- Class IA
  Hartford High Yield HLS Fund -- Class IA
  Hartford Index HLS Fund -- Class IA
  Hartford International Opportunities HLS Fund -- Class IA
  Hartford Money Market HLS Fund -- Class IA
  Hartford Small Company HLS Fund -- Class IA
  Hartford Total Return Bond HLS Fund -- Class IA
  Hartford Value HLS Fund -- Class IA



LORD ABBETT SERIES FUND, INC.



  Lord Abbett Bond-Debenture Portfolio -- Class VC
  Lord Abbett Fundamental Equity Portfolio -- Class VC
  Lord Abbett Growth and Income Portfolio -- Class VC



MFS(R) VARIABLE INSURANCE TRUST



  MFS(R) Growth Series -- Initial Class
  MFS(R) Investors Trust Series -- Initial Class
  MFS(R) Research Bond Series -- Initial Class
  MFS(R) Total Return Series -- Initial Class
  MFS(R) Value Series -- Initial Class



PUTNAM VARIABLE TRUST



  Putnam VT Equity Income Fund -- Class IB
  Putnam VT Investors Fund -- Class IB
  Putnam VT Voyager Fund -- Class IB


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The policy and its features may not be available for sale in all states. This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Replacing any existing life insurance policy with this policy may not be to your advantage.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov). Prospectuses for the Underlying Funds can be obtained from your financial professional or by logging on to www.hartfordinvestor.com. The prospectuses contain detailed information, including risks, charges and fees, so please read it carefully before you invest or send money.

This life insurance policy IS NOT:

-   a bank deposit or obligation;

-   federally insured; or

-   endorsed by any bank or governmental agency.

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TABLE OF CONTENTS


                                                                                             PAGE
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SUMMARY OF BENEFITS AND RISKS                                                                     4
FEE TABLES                                                                                        6
  Hartford Life Insurance Company                                                                 6
  Harford Life and Annuity Insurance Company                                                      9
ABOUT US                                                                                         16
  The Insurance Companies                                                                        16
  The Separate Accounts                                                                          16
  The Funds                                                                                      16
  The Fixed Account                                                                              22
CHARGES AND DEDUCTIONS                                                                           22
YOUR POLICY                                                                                      23
PREMIUMS                                                                                         38
DEATH BENEFITS AND POLICY VALUES                                                                 41
MAKING WITHDRAWALS FROM YOUR POLICY                                                              42
LOANS                                                                                            43
LAPSE AND REINSTATEMENT                                                                          44
FEDERAL TAX CONSIDERATIONS                                                                       45
LEGAL PROCEEDINGS                                                                                50
RESTRICTIONS ON FINANCIAL TRANSACTIONS                                                           50
ILLUSTRATIONS OF POLICY BENEFITS                                                                 50
FINANCIAL INFORMATION                                                                            50
GLOSSARY OF SPECIAL TERMS                                                                        51
APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, CASH VALUES AND CASH SURRENDER       53
VALUES
WHERE YOU CAN FIND MORE INFORMATION                                                              58

4

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SUMMARY OF BENEFITS AND RISKS

This section contains a summary of the benefits available under the policy and the principal risks of purchasing the policy. It is only a summary and you should read the entire prospectus.

Please note that this prospectus describes two policies (one issued by Hartford Life Insurance Company and one issued by Hartford Life and Annuity Insurance Company); the material differences in these policies are described throughout this prospectus.

BENEFITS OF YOUR POLICY

POLICY SUMMARY -- We will pay the Death Benefit to the named Beneficiaries upon the death of the Last Surviving Insured. You, as the Policy Owner, pay the Premiums for the Policy and name the Beneficiary. There are two Insureds named in the Policy and they are the people whose lives are insured under the Policy. You allocate Premiums to the Underlying Funds and can accumulate Account Value on a tax-deferred basis. We deduct policy fees and charges from the Premiums and the Account Value. You may access the Account Value through loans and withdrawals.

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- While the policy is in force and when the last surviving insured dies, we pay a death benefit to your beneficiary. You have four death benefit options available. Option A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D. Your death benefit will never be less than the Minimum Death Benefit. See Death Benefits and Policy Values.

-   OPTION A (LEVEL OPTION): The death benefit is the current Face Amount.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION): The death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the last surviving insured's death.

- OPTION C (RETURN OF PREMIUM OPTION): The death benefit is the current Face Amount, plus the sum of the premiums paid less withdrawals. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million. However, an overall maximum of the Face Amount plus $10 million may be available subject to underwriting approval and will be shown in your policy.

- OPTION D (DECREASING OPTION): The death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we received due proof of the last surviving insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

The death benefit is reduced by any money you owe us, such as outstanding loans, loan interest or unpaid charges. You may change your death benefit option under certain circumstances. You may increase or decrease the Face Amount on your policy under certain circumstances.

NO-LAPSE GUARANTEE -- Generally, your death benefit coverage will last as long as there is enough value in your policy to pay for the monthly charges we deduct. Since this is a variable life policy, values of your policy will fluctuate based on the performance of the underlying investment options you have chosen. Without the No-Lapse Guarantee, your policy will lapse if the value of your policy is insufficient to pay your monthly charges. If the No-Lapse Guarantee is available and your Policy Value is insufficient to pay your monthly charges, we will waive any portion of the monthly charges that could not be collected. Therefore, when the No-Lapse Guarantee feature is available, the policy will not lapse, regardless of the investment performance of the underlying funds. If you take a loan on your policy, the No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.

The No-Lapse Guarantee period is the maximum number of policy years that the No-Lapse Guarantee is available on the policy. The No-Lapse Guarantee Period is based on the issue age of the younger insured, unless that insured is uninsurable, then we will base the period on the older insured. The No-Lapse Guarantee Period is 20 years for issue ages up to age 55. For issue ages 56-69, the period is the number of years resulting from subtracting the issue age from the number 75. For issue ages 70 and above, the No-Lapse Guarantee Period is 5 years. It is available for all issue ages with a minimum No-Lapse Guarantee Period of 5 years. In order to maintain the No-Lapse Guarantee feature, the cumulative premiums paid into the policy, less withdrawals and Indebtedness, must exceed the Cumulative No-Lapse Guarantee Premium.

INVESTMENT OPTIONS -- You may invest in up to 20 different investment choices within your policy, from the available investment options and a Fixed Account. You may transfer money among your investment choices, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose how you pay premiums. You choose a planned premium when you purchase the policy. You may change your planned premium, or pay additional premium any time, subject to certain limitations.

RIGHT TO EXAMINE YOUR POLICY -- For 10 days after you receive your policy, you may cancel it without paying a sales charge. A longer period is provided in some states.

WITHDRAWALS -- You may take money out of your policy once a month, subject to certain minimums.

LOANS -- You may use this policy as collateral to obtain a loan from Us.

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SETTLEMENT OPTIONS -- You or your beneficiary may choose to receive the proceeds of the policy over a period of time by using one of several settlement options.

OPTIONAL COVERAGE -- You may add other coverages to your policy. See "Your Policy -- Other Benefits."

SURRENDER -- You may surrender your policy at any time for its Cash Surrender Value. Surrenders may also be subject to a Surrender Charge.

TAX BENEFITS -- You are not generally taxed on the policy's earnings until you withdraw value from your policy. Your beneficiary generally will not have to pay federal income tax on death benefit proceeds.

RIDERS -- You may select from a variety of riders, including the Guaranteed Minimum Accumulation Benefit Rider, the Guaranteed Paid-Up Death Benefit Rider, and the Overloan Protection Rider.

ILLUSTRATIONS -- You will receive personalized illustrations in connection with the purchase of the Policy that reflect your own particular circumstances. These hypothetical illustrations may help you to understand the long-term effects of different levels of investment performance, the possibility of termination, and the charges and deductions under the Policy. They will also help you to compare this Policy to other life insurance policies. The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or cash value. We have included an example of such an illustration as Appendix A to this prospectus.

RISKS OF YOUR POLICY

This is a brief description of the principal risks of the policy.

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of the investment options you choose. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed. Charges and fees may have a significant impact on policy Account Value and the investment performance of the Sub-Accounts (particularly with policies with lower Account Value). A comprehensive discussion of the risks of the underlying Funds held by each Sub-Account may be found in the underlying Fund's prospectus. You should read the prospectus of each Fund before investing.

FIXED ACCOUNT TRANSFER RESTRICTIONS -- There are limitations on the timing, frequency and amount of transfers from the Fixed Account. These limitations are fully described in the "Your Policy" section of this prospectus. As a result of these limitations, it may take a significant amount of time (several years) to move policy value in the Fixed Account to the Sub-Accounts.

UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long term financial planning. You should not purchase the policy if you will need the premium payment in a short time period.

RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes too low to support the policy's monthly charges and the No Lapse Guarantee is unavailable. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

WITHDRAWAL LIMITATIONS -- You may request a withdrawal in writing. Withdrawals will reduce your Policy's death benefit, may increase the risk of policy lapse and may be subject to a withdrawal charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.

LOANS -- Using your policy as collateral to obtain a loan from Us may increase the risk that your policy will lapse, will have a permanent effect on the policy's Account Value, and will reduce the death proceeds. The No-Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No-Lapse Guarantee Period.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any loans, withdrawals or other amounts from the policy, and you may be subject to a 10% penalty tax. Under certain circumstances, your policy may become a modified endowment policy under federal tax law. If these circumstances were to occur, loans and other pre-death distributions are includable in gross income on an income first basis, and may be subject to a 10% penalty (unless you have attained age 59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy. There are other tax issues to consider when you own a life insurance policy. See "Federal Tax Considerations."

TAX LAW CHANGES -- Tax laws, regulations, and interpretations are subject to change. Such changes my impact the expected benefits of purchasing this policy.

CREDIT RISK (DEFAULT RISK) -- Any Death Benefit guarantee provided by the policy or any rider and the Fixed Account obligations depend on the Company's financial ability to fulfill its obligations. You should review the Company's financial statements which are available upon request and are attached to the Statement of Additional Information (SAI). Additional information about the Company may be obtained by visiting our website at www.hartfordinvestor.com or on the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

INCREASE IN CURRENT FEES AND EXPENSES -- Certain policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these current fees and expenses up to the guaranteed maximum levels.

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FEE TABLES -- HARTFORD LIFE INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. This table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Premium Charge        When you make a Premium Payment.          Maximum Charge: 6% of each Premium Payment
Tax Charge            When you make a Premium Payment.          A percent of premium which varies by your state and municipality of residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its premium tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  When you surrender your policy during     Minimum Charge
                      the first 9 policy years.                 $1.539 per $1,000 of the initial Face Amount in the first policy year for two 20-year-old female preferred plus non-nicotine.
                                                                Maximum Charge
                                                                $63.00 per $1,000 of the initial Face Amount in the first policy year for two 85-year-old male nicotine.
                                                                Charge for a representative insured
                                                                $7.07145 per $1,000 of the initial Face Amount in the first policy year for a 46-year-old male preferred non-nicotine and a 46-year-old female preferred non-nicotine.
Face Amount Increase  Each month for 12 months beginning on     Maximum Charge: $1 per $1,000 of unscheduled increase in the Face
Fee (2)               the effective date of any unscheduled     Amount (deducted on a monthly basis at a rate of 1/12 of $1 per
                      increase in Face Amount you request.      month per $1,000 of unscheduled increase in the Face Amount).
Transfer Fees*        When you make a transfer after the first  Maximum Charge: $25 per transfer.
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.
Overloan Protection   If you elect this rider, the charge is    7% of Account Value
Rider                 deducted when you exercise the rider
                      benefit.

(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2)  This fee will not be less than $500 or more than $3,000.

* A transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the Sub-Accounts. The fee is currently not being assessed.

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This table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES

       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.0000 per $1,000 of the initial Face Amount in the first policy year for two 20-year-old female plus non-nicotine.
                                                                Maximum Charge
                                                                $0.2565 per $1,000 of the initial Face Amount in the first policy year for two 85-year-old male standard nicotine.
                                                                NOTE: Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history. The combination of insurance charges and additional mortality fees, if any, will not exceed $83.33 PER $1000 OF
                                                                INSURANCE RISK.
                                                                Charge for a representative insured
                                                                $0.000098 per $1,000 of the initial Face Amount in the first policy year for a 46-year-old male preferred non-nicotine and a 46-year-old female preferred non-nicotine.
Mortality and         Monthly.                                  Maximum Charge: 0.75% Sub-account Accumulated Value, charged monthly
Expense Risk Charge                                             at a rate of 0.0625%
(3)
Monthly per $1,000    Monthly for the first seven (7) policy    Minimum Charge
Charge (2)            years.                                    $0.3677 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.0306 per month) during the first policy year for two 20-year old female preferred plus non-nicotine.
                                                                Maximum Charge
                                                                $21.659 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.805 per month) during the first policy year for two 85-year old male standard nicotine.
                                                                Charge for a representative insured
                                                                $1.272 per $1,000 of initial Face Amount ($0.106 monthly) during the first policy year for a 46-year old male preferred non-nicotine and a 46-year old female preferred non-nicotine.
Administrative        Monthly.                                  Maximum Charge: $30
Charge (4)
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 0.42% (5.0% annually) of Loan Indebtedness
(5)                   policy

   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Estate Protection     Monthly.                                  Minimum Charge
Rider (1)                                                       $0.305 per $1000 of Face Amount for two 20-year-old female preferred plus non-nicotine in the first policy year.
                                                                Maximum Charge
                                                                $4.07 per $1000 of Face Amount for two 85-year-old male standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $0.021 per $1000 of Face Amount for a 46-year-old male preferred non-nicotine and a 46-year-old female preferred non-nicotine in the first policy year.
Guaranteed Minimum    Monthly                                   Maximum Charge: 0.90% of Separate Account Value per year during the
Accumulation Benefit                                            GMAB Period
Rider (GMAB)
Guaranteed Paid-Up    Monthly                                   Maximum Charge: 0.75% of Separate Account Value per year during the
Death Benefit Rider                                             Rider Period
(GMDB)

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       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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LifeAccess            Monthly.                                  Minimum Charge
Accelerated Benefit                                             $0.013624 per $1,000 of the benefit net amount at risk for two
Rider                                                           55-year old males preferred plus non-nicotine in the first policy year.
                                                                Maximum Charge
                                                                $0.031128 per $1,000 of the benefit net amount at risk for two
                                                                80-year old females, standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $0.019068 per $1,000 of the benefit net amount at risk for two
                                                                38-year old males preferred plus non-nicotine in the first policy year.
Accelerated Death     When you exercise the benefit.            Maximum Charge $300
Benefit Rider for
Terminal Illness


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2) The Monthly per $1,000 charge compensates us for expenses incurred in issuing, distributing and administering the policy. This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(3) The maximum mortality and expense risk charge for policy years 1 - 10 is equal to 0.75% per year. For policy years 11 - 20 it is equal to 0.50%.

(4) The maximum administrative charge is $30.00 per month in policy years 1 - 5 and $10.00 per month in years 6 and later.

(5) During policy years 1 - 10 the maximum Loan Interest Rate charge is 5.0%. During policy years 11 and later the maximum Loan Interest Rate charge is 4%. The current Loan Interest Rate charge is 3%. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

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FEE TABLES -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you buy the policy, surrender the policy, take a withdrawal or transfer cash value between investment options. Your specific fees and charges are described on the specification page of your policy.

TRANSACTION FEES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
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Premium Charge        When you make a premium payment.          Maximum Charge: 6% of each Premium Payment. In Oregon, the maximum is 8% of each premium payment.
Tax Charge            When you make a premium payment.          A percent of premium which varies by your state and municipality of residence. The range of tax charge is generally between 0% and 4%.
                                                                This rate will change if your state or municipality changes its tax charges. It may change if you change your state or municipality of residence.
Surrender Charge (1)  When you surrender your policy during     Minimum Charge
                      the first 9 policy years.                 $1.539 per $1,000 of the initial Face Amount in the first policy year for two 20-year-old female preferred plus non-nicotine.
                                                                Maximum Charge
                                                                $63.00 per $1,000 of the initial Face Amount in the first policy year for two 85-year-old male nicotine.
                                                                Charge for representative insured
                                                                $10.525 per $1,000 of the initial Face Amount in the first policy year for a 52-year-old male standard non-nicotine and a 52-year-old female standard non-nicotine.
Face Amount Increase  Each month for 12 months beginning on     Maximum Charge: $1 per $1,000 of unscheduled increase in the Face
Fee (2)               the effective date of any unscheduled     Amount (deducted on a monthly basis at a rate of 1/12 of $1 per
                      increase in Face Amount you request.      month per $1,000 of unscheduled increase in the Face Amount).
Transfer Fees*        When you make a transfer after the first  Maximum Charge: $25 per transfer.
                      transfer in any month.
Withdrawal Charge     When you take a withdrawal.               Maximum Charge: $10 per withdrawal.
Overloan Protection   If you elect this rider, the charge is    7% of Account Value
Rider                 deducted when you exercise the rider
                      benefit.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(2)  This fee will not be less than $500 or more than $3,000.

* A transfer is a transaction requested by you that involves reallocating part or all of your Policy Value among the Sub-Accounts. The fee is currently not being assessed.

10

-------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE                 WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance     Monthly.                                  Minimum Charge
Charges (1)                                                     $0.0000 per $1,000 of the initial Face Amount in first policy year for two 20-year-old female plus non-nicotine.
                                                                Maximum Charge
                                                                $0.2565 per $1,000 of the initial Face Amount in first policy year for two 85-year-old male standard nicotine.
                                                                NOTE: Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history. The combination of insurance charges and additional mortality fees, if any, will not exceed $83.33 PER $1000 OF
                                                                INSURANCE RISK.
                                                                Charge for a representative insured
                                                                $0.0002 per $1,000 of the initial Face Amount in first policy year for a 53-year-old male standard non-nicotine and a 52-year-old female standard non-nicotine.
Mortality and         Monthly.                                  Maximum Charge: 0.75% Sub-account Accumulated Value, charged monthly
Expense Risk Charge                                             at a rate of 0.0625%
(3)
Monthly per $1,000    Monthly for the first nine (9) policy     Minimum Charge
Charge (2)            years.                                    $0.3677 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $0.0306 per month) during the first policy year for two 20-year-old female plus non-nicotine.
                                                                Maximum Charge
                                                                $21.659 per $1,000 of initial Face Amount (deducted on a monthly basis at a rate of $1.805 per month) during the first policy year for two 85-year-old male standard nicotine.
                                                                Charge for a representative insured
                                                                $2.148 per $1,000 of initial Face Amount ($0.171 monthly) during the first policy year for a 52-year-old male standard non-nicotine and a
                                                                52-year-old female standard non-nicotine.
Administrative        Monthly.                                  Maximum Charge: $30.00
Charge (4)
Loan Interest Rate    Monthly if you have taken a loan on your  Maximum Charge: 0.42% (5.0% annually) of Loan Indebtedness
(5)                   policy.



   RIDER CHARGES              WHEN CHARGE IS DEDUCTED                                     AMOUNT DEDUCTED
------------------------------------------------------------------------------------------------------------------------------------
Estate Protection     Monthly.                                  Minimum Charge
Rider (1)                                                       $0.305 per $1,000 of the Face Amount for two 20-year-old female preferred plus non-nicotine in the first policy year.
                                                                Maximum Charge
                                                                $4.07 per $1,000 of the Face Amount for two 85-year-old male standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $0.02567 per $1,000 of the Face Amount for a 52-year-old male standard non-nicotine and a 52-year-old female standard non-nicotine in the first policy year.
Guaranteed Minimum    Monthly                                   Maximum Charge: 0.90% of Separate Account Value per year during the
Accumulation Benefit                                            GMAB Period
Rider (GMAB)
Guaranteed Paid-Up    Monthly                                   Maximum Charge: 0.75% of Separate Account Value per year during the
Death Benefit Rider                                             Rider Period
(GMDB)
LifeAccess            Monthly.                                  Minimum Charge
Accelerated Benefit                                             $0.013624 per $1,000 of the benefit net amount at risk for two
Rider                                                           55-year old males preferred plus non-nicotine in the first policy year.
                                                                Maximum Charge
                                                                $0.031128 per $1,000 of the benefit net amount at risk for two
                                                                80-year old females, standard nicotine in the first policy year.
                                                                Charge for a representative insured
                                                                $0.017906 per $1,000 of the benefit net amount at risk for two
                                                                41-year old males preferred plus non-nicotine in the first policy year.


(1) This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

-------------------------------------------------------------------------------

(2) The Monthly per $1,000 charge compensates us for expenses incurred in issuing, distributing and administering the policy. This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial representative for a personalized illustration.

(3) The maximum mortality and expense risk charge for policy years 1 - 10 is equal to 0.75% per year. For policy years 11 - 20 it is equal to 0.60%.

(4) The maximum administrative charge is $30.00 per month in policy years 1 - 5 and $10.00 per month in policy years 6 and later.

(5) During policy years 1 - 10 the maximum Loan Interest Rate charge is 5.0%. During policy years 11 and later the maximum Loan Interest Rate charge is 4%. The current Loan Interest Rate charge is 3%. Any Account Value in the Loan Account will be credited with interest at an annual rate of 3.0%.

12

-------------------------------------------------------------------------------

                         ANNUAL FUND OPERATING EXPENSES

Each Sub-account purchases shares of the corresponding underlying Fund at net asset value. The net asset value of an underlying Fund reflects the investment advisory fees and other expenses of the underlying Fund that are deducted from the assets in that underlying fund. These underlying Fund expenses may vary from year to year and are more fully described in each underlying Fund's prospectus.


The first table shows the minimum and maximum total operating expenses charged by the underlying Funds expressed as a percentage of average daily net assets, for the year ended December 31, 2010.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                 0.34%              1.51%
[expenses that are deducted from underlying Fund assets,
including management fees, distribution, and/or
service (12b-1) fees and other expenses.]


                 INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES


The next table shows the Total Annual Fund Operating Expenses for each underlying Fund. The fees and expenses are expressed as a percentage of average net assets for the year ended December 31, 2010. Actual fees and expenses for the underlying Fund vary daily. As a result, the fees and expenses for any given day may be greater or less than the Total Annual Fund Operating Expenses listed below. More detail concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund. The information presented, including any expense reimbursement arrangements, is based on publicly available information and is qualified in its entirety by the then current prospectus for each underlying Fund.



                                                             DISTRIBUTION
                                                                AND/OR                               ACQUIRED
                                                                SERVICE                                FUND
                                           MANAGEMENT           (12B-1)             OTHER            FEES AND
SUB-ACCOUNT:                                  FEES               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                            0.950%                N/A             0.390%             0.040%
 Invesco V.I. Core Equity Fund --
  Series I                                    0.610%                N/A             0.280%                N/A
 Invesco V.I. Global Real Estate Fund
  -- Series I                                 0.750%                N/A             0.450%                N/A
 Invesco V.I. International Growth
  Fund -- Series I                            0.710%                N/A             0.330%                N/A
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                 0.730%                N/A             0.300%                N/A
 Invesco V.I. Small Cap Equity Fund --
  Series I                                    0.750%                N/A             0.320%                N/A
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio --Class B                0.550%             0.250%             0.130%                N/A
 AllianceBernstein VPS International
  Value Portfolio --Class B                   0.750%             0.250%             0.100%                N/A
 AllianceBernstein VPS Real Estate
  Investment Portfolio --Class B              0.550%             0.250%             0.330%                N/A
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                   0.750%             0.250%             0.090%                N/A
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                  0.300%             0.250%             0.020%                N/A
 American Funds Blue Chip Income and
  Growth Fund --Class 2                       0.420%             0.250%             0.020%                N/A
 American Funds Bond Fund --Class 2           0.370%             0.250%             0.010%                N/A
 American Funds Global Bond Fund --
  Class 2                                     0.540%             0.250%             0.040%                N/A
 American Funds Global Growth and
  Income Fund -- Class 2                      0.590%             0.250%             0.020%                N/A

                                                             CONTRACTUAL FEE
                                              TOTAL              WAIVER             TOTAL ANNUAL
                                             ANNUAL              AND/OR            FUND OPERATING
                                            OPERATING            EXPENSE           EXPENSES AFTER
SUB-ACCOUNT:                                EXPENSES          REIMBURSEMENT          FEE WAIVER
--------------------------------------  -------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation
  Fund -- Series I                            1.380%              0.640%              0.740%  (1)(2)
 Invesco V.I. Core Equity Fund --
  Series I                                    0.890%                 N/A              0.890%
 Invesco V.I. Global Real Estate Fund
  -- Series I                                 1.200%                 N/A              1.200%  (3)
 Invesco V.I. International Growth
  Fund -- Series I                            1.040%                 N/A              1.040%  (4)
 Invesco V.I. Mid Cap Core Equity Fund
  -- Series I                                 1.030%                 N/A              1.030%  (3)
 Invesco V.I. Small Cap Equity Fund --
  Series I                                    1.070%                 N/A              1.070%  (5)
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio --Class B                0.930%                 N/A              0.930%
 AllianceBernstein VPS International
  Value Portfolio --Class B                   1.100%                 N/A              1.100%
 AllianceBernstein VPS Real Estate
  Investment Portfolio --Class B              1.130%                 N/A              1.130%
 AllianceBernstein VPS Small/ Mid Cap
  Value Portfolio --Class B                   1.090%                 N/A              1.090%
AMERICAN FUNDS INSURANCE SERIES
 American Funds Asset Allocation Fund
  -- Class 2                                  0.570%                 N/A              0.570%
 American Funds Blue Chip Income and
  Growth Fund --Class 2                       0.690%                 N/A              0.690%
 American Funds Bond Fund --Class 2           0.630%                 N/A              0.630%
 American Funds Global Bond Fund --
  Class 2                                     0.830%                 N/A              0.830%
 American Funds Global Growth and
  Income Fund -- Class 2                      0.860%                 N/A              0.860%

-------------------------------------------------------------------------------


                                                             DISTRIBUTION
                                                                AND/OR                               ACQUIRED
                                                                SERVICE                                FUND
                                           MANAGEMENT           (12B-1)             OTHER            FEES AND
SUB-ACCOUNT:                                  FEES               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
 American Funds Global Growth Fund --
  Class 2                                     0.530%             0.250%             0.030%                N/A
 American Funds Global Small
  Capitalization Fund -- Class 2              0.710%             0.250%             0.040%                N/A
 American Funds Growth Fund --Class 2         0.320%             0.250%             0.020%                N/A
 American Funds Growth-Income Fund --
  Class 2                                     0.270%             0.250%             0.020%                N/A
 American Funds International Fund --
  Class 2                                     0.490%             0.250%             0.040%                N/A
 American Funds New World Fund --
  Class 2                                     0.740%             0.250%             0.060%                N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                0.560%             0.250%             0.090%                N/A
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A             0.250%                N/A             0.570%
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A             0.250%                N/A             0.620%
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A             0.250%                N/A             0.660%
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                             0.560%             0.250%             0.100%                N/A
 Fidelity(R) VIP Strategic Income
  Portfolio -- Service Class 2                0.570%             0.250%             0.150%                N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund -- Class 2                             0.650%             0.250%             0.290%             0.010%
 Franklin Income Securities Fund --
  Class 2                                     0.450%             0.250%             0.020%                N/A
 Franklin Rising Dividends Securities
  Fund -- Class 2                             0.620%             0.250%             0.030%             0.010%
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.510%             0.250%             0.170%             0.010%
 Franklin Small-Mid Cap Growth
  Securities Fund -- Class 2                  0.510%             0.250%             0.290%             0.010%
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.340%                N/A             0.250%                N/A
 Mutual Global Discovery Securities
  Fund -- Class 2                             0.800%             0.250%             0.200%                N/A
 Mutual Shares Securities Fund --
  Class 2                                     0.600%             0.250%             0.140%                N/A
 Templeton Developing Markets
  Securities Fund -- Class 1                  1.240%                N/A             0.260%             0.010%
 Templeton Foreign Securities Fund --
  Class 2                                     0.650%             0.250%             0.140%             0.010%
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.460%             0.250%             0.090%                N/A
 Templeton Growth Securities Fund --
  Class 2                                     0.740%             0.250%             0.030%                N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.610%                N/A             0.050%                N/A
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.450%                N/A             0.030%                N/A

                                                             CONTRACTUAL FEE
                                              TOTAL              WAIVER             TOTAL ANNUAL
                                             ANNUAL              AND/OR            FUND OPERATING
                                            OPERATING            EXPENSE           EXPENSES AFTER
SUB-ACCOUNT:                                EXPENSES          REIMBURSEMENT          FEE WAIVER
--------------------------------------  -------------------------------------------------------------
 American Funds Global Growth Fund --
  Class 2                                     0.810%                 N/A              0.810%
 American Funds Global Small
  Capitalization Fund -- Class 2              1.000%                 N/A              1.000%
 American Funds Growth Fund --Class 2         0.590%                 N/A              0.590%
 American Funds Growth-Income Fund --
  Class 2                                     0.540%                 N/A              0.540%
 American Funds International Fund --
  Class 2                                     0.780%                 N/A              0.780%
 American Funds New World Fund --
  Class 2                                     1.050%                 N/A              1.050%
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio -- Service Class 2                0.900%                 N/A              0.900%  (6)
 Fidelity(R) VIP Freedom 2010
  Portfolio -- Service Class 2                   N/A                 N/A              0.820%  (7)(8)
 Fidelity(R) VIP Freedom 2020
  Portfolio -- Service Class 2                   N/A                 N/A              0.870%  (7)(8)
 Fidelity(R) VIP Freedom 2030
  Portfolio -- Service Class 2                   N/A                 N/A              0.910%  (7)(8)
 Fidelity(R) VIP Mid Cap Portfolio --
  Service Class 2                             0.910%                 N/A              0.910%  (9)
 Fidelity(R) VIP Strategic Income
  Portfolio -- Service Class 2                0.970%                 N/A              0.970%  (10)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund -- Class 2                             1.200%              0.260%              0.940%  (11)(13)
 Franklin Income Securities Fund --
  Class 2                                     0.720%                 N/A              0.720%  (12)
 Franklin Rising Dividends Securities
  Fund -- Class 2                             0.910%              0.010%              0.900%  (12)(13)
 Franklin Small Cap Value Securities
  Fund -- Class 2                             0.940%              0.010%              0.930%  (13)
 Franklin Small-Mid Cap Growth
  Securities Fund -- Class 2                  1.060%              0.010%              1.050%  (13)
 Franklin Strategic Income Securities
  Fund -- Class 1                             0.590%                 N/A              0.590%
 Mutual Global Discovery Securities
  Fund -- Class 2                             1.250%                 N/A              1.250%
 Mutual Shares Securities Fund --
  Class 2                                     0.990%                 N/A              0.990%
 Templeton Developing Markets
  Securities Fund -- Class 1                  1.510%              0.258%              1.253%  (13)
 Templeton Foreign Securities Fund --
  Class 2                                     1.050%              0.010%              1.040%  (13)
 Templeton Global Bond Securities Fund
  -- Class 2                                  0.800%                 N/A              0.800%  (12)
 Templeton Growth Securities Fund --
  Class 2                                     1.020%                 N/A              1.020%  (12)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund -- Class IA                            0.660%                 N/A              0.660%
 Hartford U.S. Government Securities
  HLS Fund -- Class IA                        0.480%                 N/A              0.480%

14

-------------------------------------------------------------------------------


                                                             DISTRIBUTION
                                                                AND/OR                               ACQUIRED
                                                                SERVICE                                FUND
                                           MANAGEMENT           (12B-1)             OTHER            FEES AND
SUB-ACCOUNT:                                  FEES               FEES             EXPENSES           EXPENSES
------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.630%                N/A             0.040%                N/A
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.700%                N/A             0.050%                N/A
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.640%                N/A             0.040%                N/A
 Hartford Global Growth HLS Fund --
  Class IA                                    0.740%                N/A             0.070%                N/A
 Hartford Global Research HLS Fund --
  Class IA                                    0.900%                N/A             0.110%                N/A
 Hartford Growth HLS Fund --Class IA          0.780%                N/A             0.050%                N/A
 Hartford High Yield HLS Fund - -
  Class IA                                    0.690%                N/A             0.060%                N/A
 Hartford Index HLS Fund --Class IA           0.300%                N/A             0.040%                N/A
 Hartford International Opportunities
  HLS Fund --Class IA                         0.670%                N/A             0.070%                N/A
 Hartford Money Market HLS Fund --
  Class IA                                    0.400%                N/A             0.030%                N/A
 Hartford Small Company HLS Fund --
  Class IA                                    0.690%                N/A             0.040%                N/A
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.460%                N/A             0.040%                N/A
 Hartford Value HLS Fund --Class IA           0.730%                N/A             0.050%                N/A
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.500%                N/A             0.440%                N/A
 Lord Abbett Fundamental Equity
  Portfolio -- Class VC                       0.750%                N/A             0.480%                N/A
 Lord Abbett Growth and Income
  Portfolio -- Class VC                       0.500%                N/A             0.420%                N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series -- Initial Class        0.750%                N/A             0.100%                N/A
 MFS(R) Investors Trust Series --
  Initial Class                               0.750%                N/A             0.080%                N/A
 MFS(R) Research Bond Series --
  Initial Class                               0.500%                N/A             0.090%                N/A
 MFS(R) Total Return Series --Initial
  Class                                       0.750%                N/A             0.060%                N/A
 MFS(R) Value Series -- Initial Class         0.740%                N/A             0.080%                N/A
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund -- Class
  IB                                          0.480%             0.250%             0.170%             0.050%
 Putnam VT Investors Fund --Class IB          0.560%             0.250%             0.170%                N/A
 Putnam VT Voyager Fund --Class IB            0.560%             0.250%             0.160%             0.020%

                                                             CONTRACTUAL FEE
                                              TOTAL              WAIVER             TOTAL ANNUAL
                                             ANNUAL              AND/OR            FUND OPERATING
                                            OPERATING            EXPENSE           EXPENSES AFTER
SUB-ACCOUNT:                                EXPENSES          REIMBURSEMENT          FEE WAIVER
--------------------------------------  -------------------------------------------------------------
HARTFORD SERIES FUND, INC.
 Hartford Capital Appreciation HLS
  Fund -- Class IA                            0.670%                 N/A              0.670%
 Hartford Disciplined Equity HLS Fund
  -- Class IA                                 0.750%                 N/A              0.750%
 Hartford Dividend and Growth HLS Fund
  -- Class IA                                 0.680%                 N/A              0.680%
 Hartford Global Growth HLS Fund --
  Class IA                                    0.810%                 N/A              0.810%
 Hartford Global Research HLS Fund --
  Class IA                                    1.010%                 N/A              1.010%
 Hartford Growth HLS Fund --Class IA          0.830%                 N/A              0.830%
 Hartford High Yield HLS Fund - -
  Class IA                                    0.750%                 N/A              0.750%
 Hartford Index HLS Fund --Class IA           0.340%                 N/A              0.340%
 Hartford International Opportunities
  HLS Fund --Class IA                         0.740%                 N/A              0.740%
 Hartford Money Market HLS Fund --
  Class IA                                    0.430%                 N/A              0.430%
 Hartford Small Company HLS Fund --
  Class IA                                    0.730%                 N/A              0.730%
 Hartford Total Return Bond HLS Fund
  -- Class IA                                 0.500%                 N/A              0.500%
 Hartford Value HLS Fund --Class IA           0.780%                 N/A              0.780%
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  -- Class VC                                 0.940%              0.040%              0.900%  (14)
 Lord Abbett Fundamental Equity
  Portfolio -- Class VC                       1.230%              0.080%              1.150%  (14)
 Lord Abbett Growth and Income
  Portfolio -- Class VC                       0.920%                 N/A              0.920%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series -- Initial Class        0.850%                 N/A              0.850%
 MFS(R) Investors Trust Series --
  Initial Class                               0.830%                 N/A              0.830%
 MFS(R) Research Bond Series --
  Initial Class                               0.590%                 N/A              0.590%
 MFS(R) Total Return Series --Initial
  Class                                       0.810%              0.040%              0.770%  (15)
 MFS(R) Value Series -- Initial Class         0.820%                 N/A              0.820%
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund -- Class
  IB                                          0.950%                 N/A              0.950%
 Putnam VT Investors Fund --Class IB          0.980%                 N/A              0.980%
 Putnam VT Voyager Fund --Class IB            0.990%                 N/A              0.990%



NOTES



(1) Invesco Advisers, Inc. (Invesco or Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.70% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses of the underlying funds that are paid indirectly as a result of share ownership of the underlying funds (as disclosed above as Acquired Fund Fees and Expenses); and (6) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agreed to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.



(2) "Other Expenses", "Acquired Fund Fees and Expenses" and "Total Annual Operating Expenses" are based on estimated amounts for the current fiscal year.

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(3) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.



(4) The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series I shares to 1.30% of average daily net assets for Invesco V.I. Capital Development Fund, to 0.67% of average daily net assets for Invesco V.I. Dividend Growth Fund, to 0.60% of average daily net assets for Invesco V.I. Government Securities Fund, to 0.80% of average daily net assets for Invesco V.I. High Yield Fund, to 1.11% of average daily net assets for Invesco V.I. International Growth Fund, to 0.37% of average daily net assets for Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, to 0.84% of average daily net assets for Invesco Van Kampen V.I. Capital Growth Fund, to 0.70% of average daily net assets for Invesco Van Kampen Equity and Income Fund, to 1.18% of average daily net assets for Invesco Van Kampen V.I. Mid Cap Value Fund.



(5) The Adviser has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (subject to the same exclusions discussed above in Note 2) of Series I shares to 1.01% of average daily net assets for Invesco V.I. Leisure Fund, to 1.15% of average daily net assets for Invesco V.I. Small Cap Equity Fund, to 1.18% of average daily net assets for Invesco Van Kampen V.I. Growth and Income Fund.



(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.70%. These offsets may be discontinued at any time.



(7) Differs from the ratios of expenses to average net assets in the Fund's prospectus Financial Highlights section because the total annual operating expenses shown above include acquired fund fees and expenses.



(8) Fidelity Management & Research Company has voluntarily agreed to reimburse Initial Class, Service Class, and Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, 12b-1 fees, fund and acquired fees and expenses, if any) as a percentage of their respective average net assets, exceed 0.00%, 0.10% and 0.25% for Initial Class, Service Class, and Service Class 2, respectively.



(9) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.58%. These offsets may be discontinued at any time.



(10) Fidelity Management & Research or its affiliates agreed to waive certain fees during the period.



(11) The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expenses certain expenses otherwise payable by the Fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees, and acquired fund fees and expenses do not exceed 0.68% for Franklin Flex Cap Growth Securities Fund -- Class 2 and do not exceed 0.65% for Franklin Large Cap Value Securities Fund -- Class 2 (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2012. T



(12) The Fund administration fee is paid indirectly through the management fee.



(13) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction will continue until at least April 30, 2012.



(14) For the period May 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of: 0.90% for Lord Abbett Bond-Debenture Portfolio -- Class VC; 0.95% for Lord Abbett Classic Stock Portfolio -- Class VC; and 1.15% for Lord Abbett Fundamental Equity Portfolio -- Class VC and Lord Abbett Capital Structure Portfolio -- Class VC. This agreement may be terminated only upon the approval of the Fund's Board of Directors



(15) Effective May 1, 2011, MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion until modified by a vote of the fund's Board of Trustees, but such agreement will continue until at least April 30, 2012.

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ABOUT US

Your Policy will indicate which company issued your Policy. The company that issues your policy is primarily determined by the state where you purchased the policy.

THE COMPANIES

HARTFORD LIFE INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- We are a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNTS

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Company's other assets. The assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the Policies. The Company is obligated to pay all amounts promised to Contract Owners in accordance with the terms of the Policy.

THE FUNDS

The Sub-Accounts of the Separate Account purchase shares of mutual funds set up exclusively for variable annuity and variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. You choose the Sub-Accounts that meet your investment style.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks.

The underlying Funds may not be available in all states.

You may also allocate some or all of your premium payments to the "Fixed Account," which pays a declared interest rate. See "The Fixed Account."

Below is a table that lists the underlying Funds in which the Sub-accounts invest, each Fund's investment adviser and sub-adviser, if applicable, and each Fund's investment objective. More detailed information concerning a Fund's investment objective, investment strategies, risks and expenses is contained in each Fund's prospectus which may be obtained from us.


FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 INVESCO V.I. BALANCED RISK ALLOCATION FUND -- SERIES I  Long-term capital growth             Invesco Advisers, Inc.
 INVESCO V.I. CORE EQUITY FUND -- SERIES I               Seeks long-term growth of capital    Invesco Advisers, Inc.
 INVESCO V.I. GLOBAL REAL ESTATE FUND -- SERIES I        Total return through growth of       Invesco Advisers, Inc. Invesco
                                                         capital and current income           Asset Management Limited
 INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES I      Seeks long-term growth of capital    Invesco Advisers, Inc.
 INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES I       Seeks long-term growth of capital    Invesco Advisers, Inc.
 INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES I          Seeks long-term growth of capital    Invesco Advisers, Inc.

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FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY          Maximize total return consistent     ABIS -- AllianceBernstein Investor
  PORTFOLIO -- CLASS B                                   with Advisor's determination of      Services, Inc.
                                                         reasonable risk
 ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO --  Seeks long-term growth of capital    ABIS -- AllianceBernstein Investor
  CLASS B                                                                                     Services, Inc.
 ALLIANCEBERNSTEIN VPS REAL ESTATE INVESTMENT PORTFOLIO  Seeks total return from long-term    ABIS -- AllianceBernstein Investor
  -- CLASS B                                             growth of capital and income         Services, Inc.
 ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO --  Seeks long-term growth of capital    ABIS -- AllianceBernstein Investor
  CLASS B                                                                                     Services, Inc.
AMERICAN FUNDS INSURANCE SERIES
 AMERICAN FUNDS ASSET ALLOCATION FUND -- CLASS 2         Seeks high total return, including   Capital Research and Management
                                                         income and capital gains,            Company
                                                         consistent with the preservation of
                                                         capital over the long term by
                                                         investing in a diversified
                                                         portfolio of common stocks and
                                                         fixed-income securities.
 AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND --      Seeks to produce income exceeding    Capital Research and Management
  CLASS 2                                                the average yield on U.S. stocks     Company
                                                         generally and to provide an
                                                         opportunity for growth of principal
                                                         consistent with sound common stock
                                                         investing through investments in
                                                         quality common stocks.
 AMERICAN FUNDS BOND FUND -- CLASS 2                     Seeks a high level of current        Capital Research and Management
                                                         income as is consistent with         Company
                                                         preservation of capital by
                                                         investing primarily in bonds.
 AMERICAN FUNDS GLOBAL BOND FUND -- CLASS 2              Seeks a high level of total return   Capital Research and Management
                                                         consistent with prudent investment   Company
                                                         management by investing primarily
                                                         in a global portfolio of
                                                         investment-grade bonds.
 AMERICAN FUNDS GLOBAL GROWTH AND INCOME FUND -- CLASS   Seeks to provide long-term growth    Capital Research and Management
  2                                                      of capital with current income by    Company
                                                         investing in well-established,
                                                         companies located around the world.
 AMERICAN FUNDS GLOBAL GROWTH FUND -- CLASS 2            Seeks growth of capital over time    Capital Research and Management
                                                         by investing primarily in common     Company
                                                         stocks of companies located around
                                                         the world.
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND --      Seeks growth of capital over time    Capital Research and Management
  CLASS 2                                                by investing primarily in stocks of  Company
                                                         smaller companies located around
                                                         the world.
 AMERICAN FUNDS GROWTH FUND -- CLASS 2                   Seeks to invest in a wide range of   Capital Research and Management
                                                         companies that appear to offer       Company
                                                         superior opportunities for growth
                                                         of capital.
 AMERICAN FUNDS GROWTH-INCOME FUND -- CLASS 2            Seeks capital growth and income      Capital Research and Management
                                                         over time by investing primarily in  Company
                                                         U.S. common stocks or other
                                                         securities that demonstrate the
                                                         potential for capital appreciation
                                                         and/or dividends.

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FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS INTERNATIONAL FUND -- CLASS 2            Seeks growth of capital over time    Capital Research and Management
                                                         by investing primarily in common     Company
                                                         stocks of companies located outside
                                                         the United States.
 AMERICAN FUNDS NEW WORLD FUND -- CLASS 2                Seeks long-term growth of capital    Capital Research and Management
                                                         by investing primarily in stocks     Company
                                                         and bonds of companies with
                                                         significant exposure to countries
                                                         with developing economies and/or
                                                         markets.
FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
 FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO -- SERVICE      Seeks long-term capital              Fidelity Management & Research
  CLASS 2                                                appreciation                         Company
                                                                                              Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 FIDELITY(R) VIP FREEDOM 2010 PORTFOLIO -- SERVICE       Seeks high total return with a       Strategic Advisers, Inc.
  CLASS 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY(R) VIP FREEDOM 2020 PORTFOLIO -- SERVICE       Seeks high total return with a       Strategic Advisers, Inc.
  CLASS 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY(R) VIP FREEDOM 2030 PORTFOLIO -- SERVICE       Seeks high total return with a       Strategic Advisers, Inc.
  CLASS 2                                                secondary objective of principal
                                                         preservation as the fund approaches
                                                         its target date and beyond
 FIDELITY(R) VIP MID CAP PORTFOLIO -- SERVICE CLASS 2    Long-term growth of capital with     Fidelity Management & Research
                                                         current income as a secondary        Company
                                                         consideration                        Sub-advised by FMR Co., Inc. and
                                                                                              other Fidelity affiliates
 FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO -- SERVICE   Seeks a high level of current        Fidelity Investments Money
  CLASS 2                                                income. The fund may also seek       Management
                                                         capital appreciation
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH SECURITIES FUND -- CLASS 2     Seeks capital appreciation           Franklin Advisers, Inc.
 FRANKLIN INCOME SECURITIES FUND -- CLASS 2              Seeks to maximize income while       Franklin Advisers, Inc.
                                                         maintaining prospects for capital
                                                         appreciation. The fund normally
                                                         invests in both equity and debt
                                                         securities
 FRANKLIN RISING DIVIDENDS SECURITIES FUND -- CLASS 2    Seeks long-term capital              Franklin Advisory Services, LLC
                                                         appreciation with preservation of
                                                         capital as an important
                                                         consideration
 FRANKLIN SMALL CAP VALUE SECURITIES FUND -- CLASS 2     Seeks long-term total return         Franklin Advisory Services, LLC
 FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND -- CLASS  Seeks long-term capital growth       Franklin Advisers, Inc.
  2
 FRANKLIN STRATEGIC INCOME SECURITIES FUND -- CLASS 1    Seeks a high level of current        Franklin Advisers, Inc.
                                                         income, with capital appreciation
                                                         over the long term as a secondary
                                                         goal

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FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 MUTUAL GLOBAL DISCOVERY SECURITIES FUND -- CLASS 2      Seeks capital appreciation           Franklin Mutual Advisers, LLC
                                                                                              Sub-advised by Franklin Templeton
                                                                                              Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -- CLASS 2                Capital appreciation, with income    Franklin Mutual Advisers, LLC
                                                         as a secondary goal
 TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- CLASS   Seeks long-term capital              Templeton Asset Management Ltd.
  1                                                      appreciation
 TEMPLETON FOREIGN SECURITIES FUND -- CLASS 2            Seeks long-term capital growth       Templeton Investment Counsel, LLC
 TEMPLETON GLOBAL BOND SECURITIES FUND -- CLASS 2        Seeks high current income,           Franklin Advisers, Inc.
                                                         consistent with preservation of
                                                         capital, with capital appreciation
                                                         as a secondary consideration
 TEMPLETON GROWTH SECURITIES FUND -- CLASS 2             Seeks long-term capital growth       Templeton Global Advisors Limited
                                                                                              Sub-advised by Templeton Asset
                                                                                              Management Ltd. and Franklin
                                                                                              Templeton Investments (Asia)
                                                                                              Limited
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IA      Seeks capital appreciation           HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- CLASS   Seeks to maximize total return       HL Investment Advisors, LLC
  IA                                                     while providing shareholders with a  Sub-advised by Hartford Investment
                                                         high level of current income         Management Company
                                                         consistent with prudent investment
                                                         risk
HARTFORD SERIES FUND, INC.
 HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IA      Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND -- CLASS IA        Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IA       Seeks a high level of current        HL Investment Advisors, LLC
                                                         income consistent with growth of     Sub-advised by Wellington
                                                         capital                              Management Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND -- CLASS IA             Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD GLOBAL RESEARCH HLS FUND -- CLASS IA           Seeks long-term capital              HL Investment Advisors, LLC
                                                         appreciation                         Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA                    Seeks long-term capital              HL Investment Advisors, LLC
                                                         appreciation                         Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS IA                Seeks high current income with       HL Investment Advisors, LLC
                                                         growth of capital as a secondary     Sub-advised by Hartford Investment
                                                         objective                            Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA                     Seeks to provide high current        HL Investment Advisors, LLC
                                                         income, and long-term total return   Sub-advised by Hartford Investment
                                                                                              Management Company
 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS  Seeks long-term growth of capital    HL Investment Advisors, LLC
  IA                                                                                          Sub-advised by Wellington
                                                                                              Management Company, LLP

20

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FUNDING OPTION                                              INVESTMENT OBJECTIVE SUMMARY        INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS FUND -- CLASS IA              Maximum current income consistent    HL Investment Advisors, LLC
                                                         with liquidity and preservation of   Sub-advised by Hartford Investment
                                                         capital                              Management Company
 HARTFORD SMALL COMPANY HLS FUND -- CLASS IA             Seeks growth of capital              HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IA         Seeks a competitive total return,    HL Investment Advisors, LLC
                                                         with income as a secondary           Sub-advised by Hartford Investment
                                                         objective                            Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA                     Seeks long-term total return         HL Investment Advisors, LLC
                                                                                              Sub-advised by Wellington
                                                                                              Management Company, LLP
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT BOND-DEBENTURE PORTFOLIO -- CLASS VC        High current income and the          Lord, Abbett & Co. LLC
                                                         opportunity for capital
                                                         appreciation to produce a high
                                                         total return
 LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO -- CLASS VC    Long-term growth of capital and      Lord, Abbett & Co. LLC
                                                         income without excessive
                                                         fluctuations in market value
 LORD ABBETT GROWTH AND INCOME PORTFOLIO -- CLASS VC     Long-term growth of capital and      Lord, Abbett & Co. LLC
                                                         income without excessive
                                                         fluctuations in market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) GROWTH SERIES -- INITIAL CLASS                   Seeks capital appreciation           MFS Investment Management
 MFS(R) INVESTORS TRUST SERIES -- INITIAL CLASS          Seeks capital appreciation           MFS Investment Management
 MFS(R) RESEARCH BOND SERIES -- INITIAL CLASS            Total return with an emphasis on     MFS Investment Management
                                                         high current income, but also
                                                         considering capital appreciation
 MFS(R) TOTAL RETURN SERIES -- INITIAL CLASS             Seeks total return                   MFS Investment Management
 MFS(R) VALUE SERIES -- INITIAL CLASS                    Seeks capital appreciation           MFS Investment Management
PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME FUND -- CLASS IB                Capital growth and current income    Putnam Investment Management, LLC
 PUTNAM VT INVESTORS FUND -- CLASS IB                    Long-term growth of capital and any  Putnam Investment Management, LLC increased income that results from
                                                         this growth
 PUTNAM VT VOYAGER FUND -- CLASS IB                      Capital appreciation                 Putnam Investment Management, LLC


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectuses accompanying this prospectus.

VOTING RIGHTS -- We currently vote shares of the underlying Funds owned by the Separate Account according to the instructions of Policy Owners. However, if the 1940 Act or any related regulations or interpretations should change and we decide that we are permitted to vote the shares of the underlying Funds in our own right, we may decide to do so. For

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Sub-Accounts in which you have invested as of the record date, we will notify you of shareholder's meetings of the Funds purchased by those Sub-Accounts. We will send you proxy materials and instructions for you to provide voting instruction. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions. As a result of proportional voting, the vote of a small number of policy owners could determine the outcome of a proposal subject to shareholder vote. We determine the number of Fund shares that you may instruct us to vote by applying a conversion factor to each policy owner's unit balance. The conversion factor is calculated by dividing the total number if shares attributable to each sub-account by the total number of units in each Sub-Account. Fractional votes will be counted. We determine the number of shares as to which the policy owner may give instructions as of the record date for a Fund's shareholder meeting.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Underlying Funds offered under your Policy. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Policy Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger or liquidation.

We may eliminate the shares of any of the funds from the Policy for any reason and we may substitute shares of another registered investment company for shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Policy necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Policy Owner, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.


FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as "revenue sharing" payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds on the overall menu make payments to Hartford or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. Hartford expects to make a profit on the amount of the fees and payments that exceed Hartford's own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.



The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.



As of December 31, 2010, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Fidelity Distributors Corporation, Franklin Templeton Services, LLC, HL Investment Advisors, LLC Invesco Advisors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., and Putnam Retail Management Limited Partnership.



We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2010, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2010, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $5,168,525 million. These fees do not take into

22

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consideration indirect benefits received by offering HLS Funds as investment options.


THE FIXED ACCOUNT

The portion of the prospectus relating to the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. The Fixed Account is not subject to the provisions or restrictions of the 1933 Act or the 1940 Act and the staff of the SEC has not reviewed the disclosure regarding the Fixed Account. The following disclosure about the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.

The Fixed Account credits at least 3.0% per year. We are not obligated to, but may, credit more than 3.0% per year. If we do, such rates are determined at our sole discretion. Hartford does not guarantee that any crediting rate above the guarantee rate will remain for any guaranteed period of time. You assume the risk that, at any time, the Fixed Account may credit no more than 3.0%.

CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

Before your premium is allocated to the Sub-Accounts and/or the Fixed Account, we deduct a percentage from your premium for a Premium Charge and tax charges. The amount allocated after the deductions is called your Net Premium.

PREMIUM CHARGES

HARTFORD LIFE INSURANCE COMPANY POLICIES -- We deduct a premium charge from each premium you pay. The maximum premium charge under the policy is 6% of premium. The premium charge compensates us for costs incurred in the distribution and sale of the policy.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We deduct a premium charge from each premium you pay. The maximum premium charge under the policy is 6% of premium. The premium charge compensates us for costs incurred in the distribution and sale of the policy. In Oregon, the maximum premium charge under the policy is 8% of premium.

TAX CHARGE -- We deduct a tax charge from each premium you pay. The tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of such charge generally is between 0% and 4%.

DEDUCTIONS FROM ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS -- Each month we will deduct an amount from your Account Value to pay for the benefits provided by your policy. This amount is called the Monthly Deduction Amount and equals the sum of:

-   the charge for the cost of insurance;

-   the monthly administrative charge;

-   the monthly per $1,000 charge;

-   the mortality and expense risk charge;

-   any Face Amount increase fee;

-   any charges for additional benefits provided by rider;

The Monthly Deduction Amount will vary from month to month.

We will deduct the Monthly Deduction Amount on a pro rata basis from each available Sub-Account and the Fixed Account unless you choose the Allocation of Charges Option.

ALLOCATION OF CHARGES OPTION -- You may provide us with written instructions to re-direct the deduction of your policy's Monthly Deduction Amount charges that are assessed on a monthly basis to specified Sub-Account(s) and/or the Fixed Account. If you do not provide us with written instructions, or if the assets in any of the specified Sub-Accounts or the Fixed Account are insufficient to pay the charge as requested, the Monthly Deduction Amount will then be deducted on a pro rata basis from each available Sub-Account and the Fixed Account.

COST OF INSURANCE CHARGE -- The "cost of insurance" charge compensates the Company for providing insurance protection. It is deducted each month as part of the Monthly Deduction Amount and is designed to compensate the Company for the costs of paying death benefits. The charge for the cost of insurance equals:

-   the cost of insurance rate per $1,000, multiplied by

-   the amount at risk, divided by

-   $1,000.

On any Monthly Activity Date, the amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The cost of insurance rates will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Substandard risks will be charged higher cost of insurance rates that will not exceed rates based on a multiple of 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday (unisex rates may be required in some states and markets) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

Any changes in the cost of insurance rates will be made uniformly for all insureds of the same issue ages, genders, risk classes and whose coverage has been in-force for the same

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length of time. No change in insurance class or cost will occur on account of deterioration of the insureds' health.

Because your Account Value and death benefit may vary from month to month, the cost of insurance may also vary on each Monthly Activity Date. The cost of insurance depends on your policy's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, policy loans and death benefit changes to the Face Amount.

MONTHLY ADMINISTRATIVE CHARGE -- We deduct a monthly administrative charge from your Account Value to compensate us for certain policy administrative and sales expenses and costs we incur in marketing, underwriting and acquiring policy owners issue and administrative costs of the policy. During the first 5 Policy Years the charge is $30.00 per month, each year after the fifth Policy Year the charge is $10.00 per month.

MORTALITY AND EXPENSE RISK CHARGE -- We deduct a mortality and expense risk charge each month from your Account Value. The mortality and expense risk charge compensates us for the mortality risks and expenses we assume under the Policies. The mortality risk assumed is that the actual life expectancy of insureds will be different than what we estimated based on actuarial assumptions. The expense risk assumed is that the expenses we incur for issuing and administering the policies will be greater than what we projected. The mortality and expense risk charge each month is equal to the:

-the monthly mortality and expense risk rate; multiplied by

- the sum of your accumulated values in the Sub-Accounts on the Monthly Activity Date, prior to assessing the Monthly Deduction Amount.


HARTFORD LIFE INSURANCE COMPANY POLICIES -- During the first 10 policy years, the maximum mortality and expense risk rate is 0.0625% per month. During policy years 11-20 the maximum and the current (the amount we are currently charging) mortality and expense risk rate is 0.0417% per month. Thereafter, the maximum is 0.00% per month.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICES -- During the first 10 policy years, the current (the amount we are currently charging) and maximum mortality and expense risk rate is 0.0625% per month. During policy years 11-20 the maximum is 0.05% per month and the current mortality and expense risk rate is 0.0417% per month. After the 20th policy year the current and maximum charge is 0.00% per month.

The mortality and expense risk charge compensates us for mortality and expense risks assumed under the policies. The mortality risk assumed is that the cost of insurance charges are insufficient to meet actual claims. The expense risk assumed is that the expense incurred in issuing, distributing and administering the policies exceed the administrative charges and sales loads collected. Hartford may keep any difference between the cost it incurs and the charges it collects.

MONTHLY PER $1,000 CHARGE -- The Monthly per $1,000 charge compensates us for certain administrative and sales expenses we incur in marketing, underwriting and acquiring policy owners. During the first 7 policy years, the monthly per $1,000 of initial Face Amount is individualized based on issue ages, and is provided in the policy.

FACE AMOUNT INCREASE FEE -- We deduct a dollar amount from your Account Value for an unscheduled increase of the Face Amount on your policy. We deduct the fee each month for twelve months after the increase. The fee is 1/12 of $1.00 per month per $1,000 of unscheduled increase in the Face Amount. The fee will not be less than 1/12 of $500 per month, but will not exceed 1/12 of $3,000 per month. This fee compensates us for underwriting and processing costs for such increases.

RIDER CHARGE -- If your policy includes riders, a charge applicable to the riders is made from the Account Value each month. The charge applicable to these riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider. For a description of the riders available, see "Your Policy -- Optional Supplemental Benefits."

SURRENDER CHARGE -- During the first 9 policy years, surrender charges will be deducted from your Account Value if:

-   you surrender your policy

The amount of surrender charge is individualized based on your issue ages, gender, insurance classes, duration and initial Face Amount. The charge compensates us for expenses incurred in issuing the policy and the recovery of acquisition costs. Hartford may keep any difference between the cost it incurs and the charges it collects. The amount of surrender charge varies by policy year.

CHARGES FOR THE FUNDS

The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR POLICY

CONTRACT RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while either of the insureds is alive and no beneficiary has been irrevocably named.

BENEFICIARY -- The beneficiary is the person you name in the application to receive any death benefit. You may change the beneficiary (unless irrevocably named) while either of the insureds is alive by notifying us in writing. If no beneficiary is living

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when the last surviving insured dies, the death benefit will be paid to you, if living; otherwise, it will be paid to your estate.


INSURED -- The insured is the person on whose life the policy is issued. You name the insured in the application of the policy. The policy owner must have an insurable interest on the life of the insured in order for the policy to be valid under state law and for the policy to be considered life insurance for federal income tax purposes. An insurable interest generally exists when there is a demonstrable interest in something covered by an insurance policy, the loss of which would cause deprivation or financial loss. There must be a valid insurable interest at the time the policy is issued. If there is not a valid insurable interest, the policy will not provide the intended benefits. Through our underwriting process, we will determine whether the insureds are insurable.


You may request to change the Insured's risk class to a more favorable class if the health of the Insured has improved or if the Insured no longer uses nicotine. Upon providing us satisfactory evidence, we will review the risk classification. If we grant a change in risk classification, only future cost of insurance rates will be based on the more favorable class and all other contract terms and provisions will remain as established at issue. We will not change a risk class on account of deterioration of your health.

ASSIGNMENT -- You may assign your policy. Until you notify us in writing, no assignment will be effective against your policy. We are not responsible for the validity of any assignment.

STATEMENTS -- We will send you a statement at least once each year, showing:

-   the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

-   the amount of any Indebtedness;

-   any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

REPLACEMENTS

A "replacement" occurs when a new policy is purchased and, in connection with the sale, an existing policy is surrendered, lapsed, forfeited, assigned to another insurer, otherwise terminated or used in a financial purchase. A "financial purchase" occurs when the purchase of a new life insurance policy or annuity contract involves the use of money obtained from the values of an existing life insurance policy or annuity contract through withdrawal, surrender or loan.

There are some circumstances where replacing your existing life insurance policy can benefit you. However, there are many circumstances where a replacement will not be in your best interest. You should carefully review the costs, benefits and features of your existing life insurance policy against a proposed policy to determine whether a replacement is in your best interest.

CHANGE OF ADDRESS -- It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on third party, including the US Postal Service, to update your current address. Unless preempted by ERISA, failure to give us a current address may result in payments due and payable on your life policy being considered abandoned property under state law, and remitted to the applicable state.

RIGHT TO EXAMINE A POLICY -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period.

FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE INSURANCE COMPANY:


Your free look period begins on the day You receive Your Policy and ends ten days after You receive it. If you properly exercise your free look, the Contract will be rescinded and We will pay an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account.


FREE LOOK PERIOD FOR POLICIES ISSUED BY HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY:

Your free look period begins on the day You receive Your Policy and ends ten days after You receive it (or longer in some states). If you properly exercise your free look, the Contract will be rescinded and We will pay you an amount equal to the greater of (a) the total premiums paid for the Policy less any Indebtedness; or (b) the sum of: i) the Account Value less any Indebtedness, on the date the returned Policy is received by Us or the agent from whom it was purchased; and, (ii) any deductions under the Policy or charges associated with the Separate Account. The state in which the policy is issued determines the free look period. You should refer to your Policy for information.


OTHER POLICY PROVISIONS



INCONTESTABILITY -- We cannot contest the Policy after it has been in force, during the Insured's lifetime, for two years from its Date of Issue, except for non-payment of premium.



Any increase in the Face Amount for which evidence of insurability was obtained, will be incontestable only after the increase has been in force, during the Insured's lifetime, for two years from the effective date of the increase.



The Policy may not be contested for more than two years after the reinstatement date. Any contest We make after the Policy is reinstated will be limited to material misrepresentations in the evidence of insurability provided to Us in the request for

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reinstatement. However, the provision will not affect Our right to contest any statement in the original application or a different reinstatement request which was made during the Insured's lifetime from the Date of Issue of the Policy or a subsequent reinstatement date.



SUICIDE EXCLUSION -- If, within two years from the Date of Issue, the Insured dies by suicide, while sane or insane, Our liability will be limited to the premiums paid less Indebtness and less any withdrawals.



If, within two years from the effective date of any increase in the Face Amount for which evidence of insurability was obtained, the Insured dies by suicide, while sane or insane, Our liability with respect to such increase, will be limited to the Cost of Insurance for the increase.


POLICY LIMITATIONS

ALLOCATIONS TO SUB-ACCOUNTS AND THE FIXED ACCOUNT -- You may allocate amounts to a maximum of twenty (20) investment choices including the Sub-Accounts and Fixed Account.

TRANSFERS OF ACCOUNT VALUE -- You may transfer amounts among the Fixed Account and the Sub-Accounts. We reserve the right to charge a transfer fee of up to $25 per transfer in excess of one transfer per calendar month. You may request transfers in writing or by calling us at 1-800-231-5453. Transfers by telephone may also be made by your authorized agent of record. Telephone transfers may not be permitted in some states. We will not be responsible for losses that result from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requiring callers to provide certain identifying information. All transfer instructions communicated to us by telephone are tape recorded.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?


A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Account Value among the underlying Funds available in your Policy. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order at our Designated Address. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Policy Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Policy Owners allocate Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that underlying Fund we would need to sell to satisfy all Policy Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Premium Payments allocated to that Sub-Account and determine how many shares of that underlying Fund we would need to buy to satisfy all Policy Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in our variable life policies are also available as investment options in variable annuity contracts, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and Policy Owners in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular underlying Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular underlying Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the price you pay for or receive upon the purchase or sale of an investment option. This means that we sometimes reallocate shares of an underlying Fund rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that underlying Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Policy Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same underlying Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

ARE THERE ANY CHARGES FOR TRANSFERS AMONG SUB-ACCOUNTS?

Under the Policy, we have the right to assess an Administrative Transfer Fee of up to $25 per transfer after the first transfer you make in any month. We are currently not assessing Administrative Transfer Fees.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Policy Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Account Value more than once a Valuation Day.

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For Example:

- If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

- If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

- Conversely, if you have $10,000 in Account Value distribution among 10 different Sub-Accounts and you request to transfer the Account Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

- However, you cannot transfer the same Account Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.


SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CALENDAR YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET, TELEPHONE, SAME DAY MAIL OR COURIER SERVICE. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests (and any trade cancellation requests) in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet, same day mail service or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we may send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.


We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on an underlying Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Policy if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Policy if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of an underlying Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

UNDERLYING FUND TRADING POLICIES

Generally, You are subject to underlying Fund trading policies, if any. We are obligated to provide, at the underlying Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist underlying Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to assist an underlying Fund, to help monitor compliance with that Fund's trading policy.

We are obligated to follow each underlying Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into an underlying Fund or other funds within that fund complex. We are not authorized to grant exceptions to an underlying Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Underlying Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any underlying Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that an underlying Fund treats as a single investor.

- A Fund can decide to exempt categories of Policy Owners whose Policies are subject to inconsistent trading restrictions or none at all.

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- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Policy; or (iv) as a result of payments such as loan repayments, scheduled Premium Payments, scheduled withdrawals or surrenders, retirement plan Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading activities. For instance,

- Since we net all the purchases and redemptions for a particular underlying Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of underlying Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

- Our policies apply only to individuals and entities that own or are Policy Owners under this Policy. However, the underlying Funds that make up the Sub-Accounts of this Policy are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by an underlying Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact underlying Fund performance and, as a result, the performance of your Policy. This may also lower the Death Benefit paid to your Beneficiary.

Separate Account investors could be prevented from purchasing underlying Fund shares if we reach an impasse on the execution of an underlying Fund's trading instructions. In other words, an underlying Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and The Hartford can not reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Policy Owner to provide the information. If the Policy Owner does not provide the information, we may be directed by the Fund to restrict the Policy Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Policy will also be precluded from further purchases of Fund shares.

LIMITATIONS ON TRANSFERS FROM THE FIXED ACCOUNT -- Except for transfers made under the Dollar Cost Averaging Program or transfers made as a result of a policy loan, any transfers from the Fixed Account must occur during the 30-day period following each policy anniversary, and, the amount transferred from the Fixed Account in any policy year may not exceed the greater of $1,000 or 25% of the accumulated value in the Fixed Account on the transfer date. As a result of these restrictions, it can take several years to transfer amounts from the Fixed Account to the Sub-Accounts.

For example, it may take 16 years to move $100,000 from the Fixed Account (assuming no growth on the account or policy charges):

                            BEGINNING
                              FIXED
                             ACCOUNT             AMOUNT             ENDING
                              VALUE            TRANSFERRED          BALANCE
YEAR                           ($)                 ($)                ($)
--------------------------------------------------------------------------------
1                             100,000             25,000             75,000
2                              75,000             18,750             56,250
3                              56,250             14,063             42,188
4                              42,188             10,547             31,641
5                              31,641              7,910             23,730
6                              23,730              5,933             17,798
7                              17,798              4,449             13,348
8                              13,348              3,337             10,011
9                              10,011              2,503              7,508
10                              7,508              1,877              5,631
11                              5,631              1,408              4,224
12                              4,224              1,056              3,168
13                              3,168              1,000              2,168
14                              2,168              1,000              1,168
15                              1,168              1,000                168
16                                168                168                  0

In addition, if you choose to participate in an Asset Allocation Program after you have allocated money to the Fixed Account,

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the entire value in the Fixed Account will not be immediately eligible for the Asset Allocation Program.

DEFERRAL OF PAYMENTS -- State law allows us to defer payment of Cash Surrender Values, withdrawals and loan amounts which are not attributable to the Sub-Accounts for up to six months from the date of the request. These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. If we defer payment for more than 30 days, we will pay you interest. For policies issued in New York, if we defer payment for more than 10 days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT

MODIFICATION OF POLICY AND CHANGE IN OPERATION OF THE SEPARATE ACCOUNT -- The only way the policy may be modified is by written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistance Secretaries. At our election and subject to any necessary vote by persons having the right to give instructions on the voting of Fund shares held by the Sub-Accounts, the Separate Account may be operated as a management company under the Investment Company Act of 1940 (the Act) or any form permitted by law, may be deregistered under the Act in the event registration is no longer required, or may be combined with one or more Separate Accounts.

Upon notice to policy owners and subject to any required regulatory approvals, we may make certain modifications to the policy that are necessary to operate the Separate Account in any form permitted under the Act or in any form permitted by law, including: (1) the transfer of value in any Sub-Account to another Sub-Account or to one or more other separate accounts; (2) add, combine, or eliminate Sub-Accounts in the Separate Account or combine the Separate Account with another separate account; (3) substitute for the units held by any Sub-Account the units of another Sub-Account or another investment company or any other investment permitted by law; (4) make any changes required to comply with the requirements of any Fund, including, but not limited to, the imposition of a redemption charge or other fee by a Fund; or (5) make any other modifications to the Policy that, in Our judgment, are necessary or appropriate to ensure that it continues to qualify as life insurance under the applicable section(s) of the Internal Revenue Code, or any other applicable law, regulation or interpretation.

SUBSTITUTION OF FUNDS -- We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

SEPARATE ACCOUNT TAXES -- Currently, no charge is made to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the policy in the future. Charges for other taxes, if any, allocable to the Separate Account may also be made.

OTHER BENEFITS

ENHANCED RATE DOLLAR COST AVERAGING (EDCA) PROGRAM At times, we may offer an Enhanced Rate DCA Program where you can earn a fixed rate of interest on initial premiums (including 1035 premiums) allocated to a segment of the Fixed Account over a period of 6 Months. Under the 6 Month Program, the initial premium payment (including premiums received in conjunction with a 1035 exchange) will earn a fixed rate (the rate will not change) for 6 months. The 6 month period begins on the monthly activity date after We receive the initial premium and after the free look period has expired. During the 6 month period, you must transfer these amounts into your selected "EDCA Target Investment Options" (excluding the Fixed Account option). You will select your EDCA Target Investment Options when you enroll in the program. The EDCA Target Investment Options may be the same as your premium allocation instructions.

The interest earned under an Enhanced Rate DCA Program may be different from the interest earned on value allocated to the Fixed Account option. The interest rate under the Enhanced Rate DCA Program may also vary depending on when you purchased your Policy and/or enrolled in the program. You may elect to terminate your participation in the Enhanced Rate DCA Program at any time by notifying Us. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the EDCA Target Investment Options unless your notify us with alternative allocation instructions.

Please consult your registered representative to determine which programs are currently available and to obtain the program enrollment documents that contain additional information about the program. We may discontinue offering the Enhanced Rate DCA Program at anytime.

DOLLAR COST AVERAGING PROGRAM -- You may elect to allocate your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the Dollar Cost Averaging (DCA) program. The DCA program allows you to regularly transfer an amount you select from the Fixed Account or any Sub-Account into a different Sub-Account. Amounts will be transferred monthly to the other investment choices in accordance with your allocation instructions. The dollar amount will be allocated to the investment choices that you specify, in the proportions that you specify. If, on any transfer date, your Account Value allocated to the Dollar Cost Averaging program is less than the amount you have elected to transfer, your DCA program will terminate.

You may cancel your DCA election by notice in writing or by calling us at 1-800-231-5453. We reserve the right to change or discontinue the DCA program.

The main objective of a DCA program is to minimize the impact of short-term price fluctuations. The DCA program allows you to take advantage of market fluctuations. Since the same dollar amount is transferred to your selected investment

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choices at set intervals, the DCA program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, a lower average cost per accumulation unit may be achieved over the long term. However, it is important to understand that the DCA program does not assure a profit or protect against investment loss.

STATIC ASSET ALLOCATION MODELS

This feature allows you to select your portfolio of Funds based on your risk tolerance, time horizon and investment objectives. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Policy ("model portfolios"). These model portfolios are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

You choose how much of your Account Value you want to invest in this program. You can also combine this program with the Dollar Cost Averaging Program (subject to restrictions). Your investments under the program will be rebalanced at the specified frequency (quarterly, semi-annual or annual) you choose to reflect the model portfolio's original percentages, thereby eliminating imbalances resulting from market movements and/or partial Surrenders. We have no discretionary authority or control over your investment decisions. These model portfolios are based on then available Funds and do not include the Fixed Account. You may participate in only one model portfolio at a time.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the model portfolios, and we will not reallocate your Account Value based on those updates. Information on updated model portfolios may be obtained by contacting your Registered Representative. Investment alternatives other than these model portfolios are available that may enable you to invest you Account Value with similar risk and return characteristics. When considering a model portfolio for your individual situation, you should consider your other assets, income and investments in addition to this Policy.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can only participate in one model at a time. The Fixed Account is not an available investment choice under an asset rebalancing program.

IMPACT OF FUND CHANGES ON DCA PROGRAM, ASSET ALLOCATION PROGRAM AND ASSET REBALANCING PROGRAM -- Certain Fund changes may impact these programs. If a Fund (merging Fund) contained in one of these programs merges into another Fund (surviving Fund) and we do not receive alternative instructions from you, we will automatically replace the merging fund with the surviving fund for each of the programs. If a Fund contained in one of these programs is liquidated, unless other instructions are received, we will automatically move the policy value of the liquidated fund to the current money market fund for each of these programs.

OPTIONAL SUPPLEMENTAL BENEFITS -- The optional supplemental benefits discussed below are among the options that may be included in a policy by rider, subject to the restrictions and limitations set forth in the rider. The cost for any optional rider you select depends on the issue age, sex, and risk class of the person insured under the policy and the amount of benefit provided by the rider. The maximum cost for the rider will be stated in your policy on the policy specifications pages.


LIFEACCESS ACCELERATED BENEFIT RIDER -- In the event both Insureds become Chronically Ill and are likely to need services for the remainder of their lives, we will pay an accelerated death benefit to the owner up to 100% of the Death Benefit and any term amount. Benefits are payable ONLY when both Insureds are Chronically Ill at the same time, as certified by a Licensed Health Care Practitioner. Benefits are also payable when the Last Surviving Insured has been certified as being Chronically Ill by a Licensed Health Care Practitioner and meet all the requirements. At your request, the accelerated benefit will be paid in monthly payments or on an annual lump sum basis subject to certain limitations and satisfaction of eligibility requirements, including the Written Certification. The certification must also state that both insureds are in need of services under a plan of care and that such services are likely to be needed for the rest of the insured's lives. THERE MAY BE ADVERSE TAX CONSEQUENCES IF YOU RECEIVE THE RIDER'S ACCELERATED DEATH BENEFIT. PLEASE REFER TO THE SECTION OF YOUR PROSPECTUS, SPECIAL CONSIDERATIONS REGARDING THE LIFEACCESS ACCELERATED BENEFIT RIDER FOR MORE DETAILS.



Insured will mean each insured as shown in the policy specifications. After the death of one of the insureds shown in the policy specifications, insured will mean the Last Surviving Insured.



Chronically Ill means an Insured has been certified by a Licensed Health Care Practitioner as the following:



1. being unable to perform (without Substantial Assistance from another individual) at least two Activities for Daily Living ("ADLs") for a period of at least 90 days due to a loss of functional capacity; or



2. requiring substantial supervision from another individual to protect such individual from threats to health and safety due to a severe Cognitive Impairment; AND



3. needing services pursuant to a Licensed Health Care Practitioner's Plan of Care as set forth in Written Certification or Re-certification.

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Activities for Daily Living refer to basic human functional abilities which measure the Insured's ability for self care and to live independently without substantial assistance from another individual. These include bathing, continence, dressing, eating, toileting and transferring.



We may require the Insureds to be re-examined at Our expense, by a licensed Health Care Provider of Our choosing prior to or during a Benefit Period to ensure that the Insureds are Chronically Ill.



We will NOT provide an Accelerated Benefit when either Insureds' or the Last Surviving Insured's Chronic Illness is a result of any one of the events listed below:



-   attempted suicide or intentional self-inflicted injury while sane or insane,



-   any act or incident of insurrection or war, declared or undeclared,



- the Insured's participation in, or attempting to participate in, a felony, riot or insurrection,



-   alcoholism or drug addiction, or



- if either Insured's Licensed Health Care Practitioner resides outside of the United States.



ANNUAL LUMP SUM OPTION



You may elect to receive Your Monthly Benefit Amount as an annual lump sum prior to the start of each Benefit Period. The amount of the annual lump sum payment will equal the present value of the Monthly Benefit Amount payable for each month in the twelve-month period following (a) the date the first monthly benefit payment would otherwise be payable; or (b) the date of each subsequent



Benefit Period. Each Monthly Benefit Amount payable will be discounted by a monthly rate, such rate derived from an annual interest rate, never to exceed the greater of (a) the current yield on ninety-day treasury bills; or (b) the current maximum statutory adjustable policy loan interest rate. Such discount will apply prior to any pro-rata adjustment to the Monthly Benefit Amount payable for loan repayments. Only one annual lump sum payment will be made in any one twelve-month period.



CONDITIONS FOR ELIGIBILITY OF BENEFIT PAYMENTS



You are eligible to receive an Accelerated Benefit if the Policy and Rider are in force when all of the following requirements are met:



1.   We receive Your request, In Writing, for an Accelerated Benefit;



2. We receive from You Written Certification or Written Re-Certification by a Licensed Health Care Practitioner that the Insured is a Chronically Ill individual;



3. We complete, at Our discretion and expense, a personal interview with, and an assessment of, the Insured, including examination or tests by a Licensed Health Care Provider of Our choice; and We receive copies of any relevant medical records from a health care provider involved in the Insured's care;



4. We receive consent, In Writing, of any assignee of record named under the Policy or any irrevocable beneficiary named under the Policy;



5. if this is a variable life Policy, You fulfill requirements, if any, regarding limitations on the availability of certain Sub-Accounts while receiving benefit payments; and



6.   the Insured is living at the time all of the above requirements are met.



WHEN BENEFIT PAYMENTS END



We will continue to pay Accelerated Benefits under this Rider until the first of the following occur:



1. while both insureds are living, when either Insured no longer meets any one of the conditions for eligibility for benefit payments, or, following the death of one of the Insureds, when the Last Surviving Insured no longer meets any one of the conditions for eligibility for benefit payments,



2.   we are notified to discontinue Accelerated Benefit payments,



3.   if any events listed



RIDER TERMINATION.



This Rider will terminate on the first of the following dates:



-   the date We receive Your request, In Writing, to terminate it,



-   the date You make a Withdrawal under the Policy during a Benefit Period,



-   the date the Policy terminates,



- the date We receive notification, In Writing, of the death of the Last Surviving Insured,



-   the date the Lifetime Benefit Amount is exhausted, or



- the date on which all additional benefits provided by rider are deemed to have terminated according to the terms of any Termination and Maturity Date provision, Continuation Beyond the Insured's Age 100 provision, or any other like provision of the Policy to which this rider is attached, unless You are receiving benefit payments under this Rider.



- For Hartford Life Insurance Company policies, the date We approve a request, In Writing, from You to accelerate the Death Benefit for reason of terminal illness of the Insured as may be provided under an accelerated death benefit rider attached to the Policy,



IN ADDITION, AS A CONDITION OF ELIGIBILITY FOR BENEFITS UNDER THE RIDER, WE MAY IMPOSE RESTRICTIONS OR LIMITATIONS ON THE AVAILABILITY OF CERTAIN INVESTMENT OPTIONS. WE WILL PROVIDE YOU PRIOR WRITTEN NOTICE OF ANY SUCH RESTRICTIONS OR LIMITATIONS AND YOU MAY TERMINATE THIS RIDER AT

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ANYTIME. THIS RIDER IS ONLY AVAILABLE AT POLICY ISSUANCE AND THERE IS A CHARGE FOR THIS RIDER.



IMPACT OF RIDER BENEFITS ON POLICY AND RIDER



Accelerating the Death Benefit under this Rider will impact the benefits and values under the Policy and Rider as described below.



After each benefit payment, the Lifetime Benefit Amount in effect immediately prior to such payment will be reduced by each Monthly Benefit Amount payable prior to any pro-rata reduction for loan repayments. In addition, each benefit payment will reduce the values and any no lapse guarantee premium in effect at the time of such payment when such values are multiplied by the following Reduction Ratio:



Reduction Ratio = 1 - (A / B)



Where:



A = is the monthly benefit payment, and



B = is the Eligible Amount immediately prior to a benefit payment.



The Policy's current values that are reduced by each benefit payment based on the Reduction Ratio are:



Face Amount



Amount of any term Insurance rider on the Insured



Account Value



Surrender Charges



Indebtedness



Monthly No Lapse Guarantee Premium



Cumulative No Lapse Guarantee Premium



Cumulative Premiums (paid to date)



If the Policy to which this Rider is attached is a variable life Policy, We will reduce amounts in the Fixed Account and each Sub-Account based on the proportion of the Account Value in the Fixed Account and each Sub-Account to the amount accelerated.



ACCELERATED DEATH BENEFIT RIDER FOR TERMINAL ILLNESS (FOR HARTFORD LIFE INSURANCE COMPANY POLICIES ONLY) -- In the event the Specified Insureds have a Diminished Life Expectancy of 12 months (24 months in some states) or less, You may request in writing, that we pay a single sum accelerated death benefit to You, subject to certain limitations and proof of eligibility. This accelerated payment of the death benefit can be any amount between $2,500 and $500,000, not to exceed the Benefit Percentage times the Eligible Amount. The sum of the Benefit you may request under this and any other policies issued by us on the life of an Insured may not exceed $500,000. Each request for payment must be accompanied by Proof of Diminished Life Expectancy. While both the Specified Insureds are living, benefits are payable ONLY when both Insureds have a Diminished Life Expectancy at the same time. After the death of one of the insured, benefits are also payable when the Last Surviving Insured has a Diminished Life Expectancy. IN EITHER EVENT, ONLY ONE ACCELERATED BENEFIT PAYMENT WILL BE MADE. The maximum charge for this rider is $300 (one time charge when rider exercised).



Specified Insured will mean each Insured as shown in the policy specification. After the death of one of the Specified Insureds shown in the policy specifications, Specified Insured will mean the Last Surviving Insured.



Your option to accelerate benefits under this Rider will be suspended while the death benefit is being so accelerated in accordance with any other accelerated death benefit rider that may be attached to the Policy. Any policy benefit that is not payable in a single sum or that is payable due to accidental bodily injury or death is not subject to this Rider or to the calculation of the Benefit. Your option to accelerate benefits under this Rider will continue during any nonforfeiture, reduced paid-up or extended term period.



We will waive the cost of insurance and expense charges applicable to the Specified Insured's accelerated benefit. This accelerated payment of the death benefit is subject to the rights of any assignee of record or of any irrevocable beneficiary. They must consent, In Writing, before We will pay the Benefit.



The requested portion of the Eligible Amount will be subject to the following adjustments:



1. A 12-month discount, based on the Discount Rate, will apply to the requested portion of the Eligible Amount. This discount reflects the early payment of the proceeds under Your Policy.



2. If, on the date We approve Your request, there is a policy loan outstanding and the acceleration relates to insurance on the life of the Insured under the base policy, a reduction to the requested portion of the Eligible Amount will apply. This reduction serves to repay the policy loan.



3. A deduction will be made for the administrative charge if We approve Your request.



The Benefit payable to You will be equal to the requested portion of the Eligible Amount as may be reduced by the maximums and limitations of this Rider minus 1, 2 and 3 above. Rather than having Your Benefit reduced by 3 above, You may elect to pay this amount directly to Us.



We reserve the right to obtain an independent medical examination and We retain the right to make final determination regarding eligibility for benefits.



POLICY LIEN



Accelerated death benefit payments made under this Rider are an advance of the Specified Insured's death benefit. We will establish a lien against that Specified Insured's death benefits if We pay benefits under this Rider. Upon payment of any accelerated death benefit, access to the portion of the Policy's cash value attributable to the Specified Insured is restricted to the excess of that cash value over the sum of any outstanding

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Indebtedness, applicable Surrender Charge and this lien. The amount of the lien will be equal to all benefits paid under this Rider. The lien will be removed once We pay the death benefit or on the Policy Adjustment Date. If You lapse or surrender the Policy before the Policy Adjustment Date, Your cash value will be reduced by the amount of the lien which applies to the cash value.



We will charge interest on the lien. Interest will accrue from the date of the accelerated payment to the earlier of the date the Policy terminates or the Policy Adjustment Date. We will add accrued interest to the lien at the time of policy adjustment. The rate of interest charged will be equal to the Discount Rate.



POLICY ADJUSTMENT



On the Policy Adjustment Date, We will adjust the Policy in order to satisfy the lien created by the accelerated death benefit payment. We will adjust the death benefit of the Specified Insured. The adjusted death benefit will be the death benefit before adjustment, less the amount of policy lien, including interest created by the accelerated payment. Any Cash Value, Policy Value or Surrender Charge will be reduced in the same proportion that the Death Benefit was reduced. These reductions will be made on the Policy Adjustment Date.



If the Specified Insured is the Base Policy Insured and the lien equals 100% of the Death Benefit, the Policy will terminate, and any riders attached to the Policy that provide insurance on the life of any other person will be administered according to the rider provisions regarding the death of the Base Policy Insured. If the Specified Insured is an additional person insured by a rider on the base policy and the lien equals 100% of the Face Amount of the rider, the rider coverage applicable to the Specified Insured will terminate.



EXCLUSIONS



This Rider does not provide accelerated death benefits if the Specified Insured or his/her Physician reside outside the United States of America.



RIDER TERMINATION



This Rider will terminate at earliest of the following:



1.   when We receive Your request, in Writing, to cancel it;



2.   when the Policy terminates;



3.   on the Policy Adjustment Date.



LAST SURVIVOR EXCHANGE OPTION RIDER -- We will exchange your policy for two individual policies on the life of each of the persons insured under the policy. This benefit is subject to the conditions stated in the rider and may be exercised only in the event of divorce, business dissolution or certain changes in the federal tax laws. There is no charge for this rider.



ESTATE PROTECTION RIDER -- This rider provides additional insurance protection for the first four policy years. There is a charge for the rider and it may only be purchased at issue. The rider may be cancelled at anytime. There are no charges for the rider after it has been cancelled or terminated.



OVERLOAN PROTECTION RIDER -- This rider gives you the option to continue your policy at a reduced death benefit with no further Monthly Deduction Amounts in the event your policy is in danger of default or termination due to excessive Indebtedness. Indebtedness can exceed the Face Amount where a policy owner takes out several policy loans or a large policy loan and does not pay back the loan or loan interest. Since loan interest will continue to accrue while the Policy Loan is outstanding, overtime Indebtedness can eventually exceed the Face Amount. Subject to the terms and limitations described in the rider, the rider guarantees the policy will not go into default or terminate due to excessive Indebtedness. The Overloan Protection Rider can also prevent the Policy from lapsing which could result in a taxable event where the policy owner would be deemed to have received income under the Policy upon policy lapse. The Overloan Protection Rider may be elected if: (a) Indebtedness exceeds the Face Amount, or amounts at least equal to all premiums paid have been withdrawn; (A loan is not considered a withdrawal for purposes of requirement (a).) (b) the Policy has been inforce at least 15 Policy Years; (c) the younger Insured has attained age 75 (or would have, if deceased) and (d) Indebtedness does not exceed 99.5% (92.5% including the impact of the maximum 7% transaction charge) of the Account Value after deduction of the transaction charges as of the rider election effective date (when Indebtedness exceeds 90.0% of the Account Value (excluding the impact of the transaction charge) we will send you notification).


After electing the Overloan Protection Rider: (a) A maximum transaction charge of 7% will be deducted from the Account Value (the Death Benefit is reduced before the charge is taken); (b) the Death Benefit Option will be Option A (Level Option), subject to the minimum death benefit provision; (c) if Indebtedness does not exceed the Face Amount, the Face Amount will be decreased to 100.5% of the Account Value; (d) all other Riders will be terminated; (E) ANY ACCOUNT VALUE IN THE SEPARATE ACCOUNT WILL BE TRANSFERRED TO THE FIXED ACCOUNT;
(f) no Monthly Deductions will be taken; (g) no further transfers will be allowed; (h) no additional premium payments will be accepted; (i) interest charged on Indebtedness will continue to accrue; (j) loan repayments will be accepted; and (k) the termination due to excessive Indebtedness provision in the policy will be suspended.

There is a risk that the Internal Revenue Service could assert that the policy has been effectively terminated when you exercise the Overloan Protection Rider and that the outstanding loan balance should be treated as a distribution. Depending on the circumstances, all or part of such deemed distribution may be taxable as income. In addition, there is uncertainty about whether Indebtnedess should be treated as the deemed cash surrender value for purposes of Section 7702 of the Internal Revenue Code. Currently, we do not treat Indebtedness as the cash surrender value for purposes of Section 7702. You should consult a tax advisor before exercising the Overloan Protection Rider.

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Here is a hypothetical example to help you understand how the Overloan Protection Rider works:

Assumptions:
Face Amount: $500,000, Account Value: $200,000,
Indebtedness: $182,000

If a surviving Insured female, nonsmoker, Age 85 exercises the Overloan Protection Rider, the transaction charge would be $14,000 and the Face Amount would be reduced to $186,930.


This rider is only available at policy issuance.



GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER ("GMAB") -- This rider, subject to the conditions described in the rider, guarantees that Your Account Value on the last day of the GMAB Period (Benefit Date), will be at least equal to the sum of the total gross Premiums (as adjusted for withdrawals and face decreases) received by us (Benefit Amount). The Benefit Date is typically the last day of your No-Lapse Guarantee Period. If the Account Value on the Benefit Date is less than the Benefit Amount as calculated on that date, the Account Value will be increased by an amount equal to the difference between the Account Value and the Benefit Amount . The amount by which the Account Value is increased will be allocated to the Sub-Account(s) shown in your Policy (typically the Money Market Sub-Account) on the Valuation Day immediately following the Benefit Date and will be subject to market fluctuation. The ultimate value of this amount will be based on the accumulation unit values next calculated after the amount has been allocated to your Policy. However, if we receive a Good Order request to surrender the Policy as of the Benefit Date, your cash surrender value will be increased by the difference between the Account Value and Benefit Amount (as adjusted for withdrawals, and face amount decreases) as of the Benefit Date. The rider has no cash value.


The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus (b) the current Monthly Rider Premium. A Withdrawal will result in a recalculation (reduction) of the future Cumulative Rider Premium. Policy fees and charges have no impact on the Cumulative Rider Premium. Please see the section entitled "Additional information about how withdrawals and face amount reductions will impact the benefits of the GMAB and the GMDB Riders" for more information.

The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in your Policy Specifications Page.

The rider is generally only available at policy issue as long as each insured is either:

    a) between the issue ages of 20 to 60 and a standard or better non-nicotine underwriting class or

    b) between the issue ages of 20 to 55 and a standard or better nicotine underwriting class with the initial face amount is between $100,000 and $5,000,000.

- There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

- There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating. In any Policy Year, we may limit Premium payments to no greater than 200% of the annualized Monthly Rider Premium. Any excess Premium will be refunded to you.

- Withdrawals (does not include Policy Loans or policy fees and charges) made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. See below for additional information about how withdrawals and face amount decreases impact the Benefit Amount.

- At anytime on or after the Rider Effective Date, we may limit the Subaccounts in which You may allocate all or a portion of Your Account Value (Subaccount Restrictions). For example, We may require that You allocate such amounts in accordance with an asset allocation model or a fund-of-funds Subaccount. We will provide you notice of the Subaccounts Restrictions and of any change in the Subaccount Restrictions. Any transfers required to be made to comply with the Subaccount Restrictions will not be used in determining the number of transfers allowed under the Policy. You may terminate the GMAB Rider at anytime.

- The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)

- The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the GMAB Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will

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  not be increased during periods of time that the policy was not in force. Rider fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.


- Prior to the Benefit Date, the Rider does not have any direct impact on policy values or benefits.

The following hypothetical example is provided to help you understand how the GMAB rider works:

Assumptions:
Policy issued on January 5, 2010 insuring a female preferred non-nicotine age 45 and a male preferred non-nicotine age 40

Policy Face Amount: $500,000

Benefit Date: January 5, 2030

Cumulative Required Premium: $402 monthly or $96,480 as a single payment

On January 5, 2030 (Benefit Date), total gross premiums paid equals $96,480 and the Account Value (as calculated as of the end of that day) equals $65,000. There have been no withdrawals, loans or Face Amount decreases. The Benefit Amount $31,480 (total premiums paid -- Account Value on Benefit Date) is deposited into the Money Market Account under the Policy on the Valuation Day following the Benefit Date.


GUARANTEED PAID-UP DEATH BENEFIT RIDER ("GMDB") -- This rider, subject to the conditions described in the rider, gives You the option to continue Your Policy as a Paid-Up Life Insurance Policy (Paid-Up Policy) at the end of the Rider Guarantee Period (Benefit Date). A Paid-Up Policy is a policy that does not require any additional premium to be paid to support the death benefit. The Benefit Date is shown in the Additional Benefits and Riders section of the Policy Specifications and is typically the last day of your No-Lapse Guarantee Period. The Benefit Amount will be a Paid-Up Policy that will have a Death Benefit at least equal to the greater of:


- Gross premiums paid, including 1035 premium, minus rider benefit reductions due to withdrawals and face amount decreases, or

- the maximum amount of insurance that the Account Value, less Indebtedness, would provide assuming an annual interest rate of 5%, the Guaranteed Cost of Insurance charges shown in your policy specifications page and no other expenses.

The CUMULATIVE RIDER PREMIUM is the premium required to maintain the Rider. On the first Monthly Activity Date following the Policy Date, the Cumulative Rider Premium is the Monthly Rider Premium that will be shown in your Policy Specifications Page. On each Monthly Activity Date thereafter, the Cumulative Rider Premium is (a) the Cumulative Rider Premium on the previous Monthly Activity Date; plus (b) the current Monthly Rider Premium.

The MONTHLY RIDER PREMIUM is the monthly premium required to maintain the Rider that will be shown in your Policy Specifications Page.

The rider is generally only available at policy issue as long as each insured is either:

    a) between the issue ages of 20 to 60 and a standard or better non-nicotine underwriting class or

    b) between the issue ages of 20 to 55 and a standard or better nicotine underwriting class with the initial face amount is between $100,000 and $10,000,000.

- There is a charge for this Rider. The charge will be automatically deducted on each Monthly Activity Date from the Account Value as part of the Monthly Deduction Amount. The charge will continue to be taken until the Rider is terminated.

- There is a Cumulative Rider Premium required to maintain the rider. We will perform an annual test on each Policy Anniversary to determine if the required Cumulative Rider Premium has been received by Us. We will provide you notification if your rider fails this test and the amount of premium required to prevent the rider from terminating.

- Withdrawals made will reduce the Benefit Amount proportionately based on the Account Value at the time of the Withdrawal. Decreases in Face Amount will also reduce the Benefit Amount proportionately based on the current Face Amount at the time of the decrease and will result in a new Monthly Rider Premium. A Withdrawal will result in a recalculation (reduction) of the future Cumulative Rider Premium. Policy charges are not considered withdrawals for purposes of the Rider. See below for additional information about how withdrawals and face amount decreases impact the Benefit Amount.

- At anytime on or after the Rider Effective Date, we may limit the Subaccounts in which You may allocate all or a portion of Your Account Value (Subaccount Restrictions). For example, We may require that You allocate such amounts in accordance with an asset allocation model or a fund-of-funds Subaccount. We will provide you notice of the Subaccounts Restrictions and of any change in the Subaccount Restrictions. Any transfers required to be made to comply with the Subaccount Restrictions will not be used in determining the number of transfers allowed under the Policy. You may terminate the GMDB Rider at anytime.

- The Rider will continue until the earlier of: when the Policy terminates, when We receive a request to cancel it; the Benefit Date; the end of the 30-day period after we notify you of the minimum Premium amount required to maintain this Rider and it is not received by Us; the date We approve a request from You, to increase the Face Amount; or the date we approve a request to accelerate the Death Benefit. (We offer two riders that provide the ability to accelerate the death benefit in the event the insured becomes "terminally ill" or "chronically ill," the Accelerated Death Benefit Rider for Terminal Illness and the LifeAccess Accelerated Benefit Rider, respectively.)

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- The Rider may not be reinstated, except in the event the Policy terminates and is subsequently reinstated during the Rider Guarantee Period. If the rider is reinstated, the Cumulative Rider Premium will be restored, except that it will not be increased during periods of time that the Policy was not in force. Rider fees will not be due for periods of time that the Policy was not in force. All other rider benefits and rights will be restored.


- We will notify You at least 60 days prior to the Benefit Date of Your option to continue the Policy as a Paid-Up Policy. We must receive Your request to exercise this option within such 60-day period. Upon Our receipt of Your request to exercise this option, We will continue the Policy as a Paid-Up Policy effective as of the Benefit Date. In the absence of any instructions from You to exercise the Rider Benefit, the Policy will continue with no modifications to its terms and conditions and this Rider will terminate on the Benefit Date, except as described in the next bullet. In addition, this Rider, and any other Riders attached to the Policy, will terminate. We will notify You if this occurs.

- If, on the Benefit Date, the Policy is being kept inforce by the No Lapse Guarantee provision, We will automatically continue the Policy as a Paid-Up Policy with a Death Benefit equal to the Benefit Amount as calculated on the Benefit Date as described above.

- The Death Benefit of the Paid-Up Policy will be at least equal to the sum of the total Premiums received by Us as of the Benefit Date, adjusted by Indebtedness and any Withdrawals or Decreases in Face Amounts made under the Policy as of that date, or an amount calculated using the Account Value, minus Indebtedness, as a net single premium as of the Benefit Date at the then Attained Age of the Insured based on 5% interest, if greater.

- Subsequent cash values of the Paid-Up Policy upon surrender will be based on the same mortality table used for the Policy to which this rider is attached as shown in the Policy Specifications and 5% interest. No loans or withdrawals will be allowed under the Paid-Up Policy. In addition, this Rider, and any other Riders attached to the Policy, will terminate.

- Prior to exercising the Rider, the Rider does not have any direct impact on policy values or benefits.

The following hypothetical example is provided to help you understand how the GMDB Rider works:

Policy issued on January 5, 2010 insuring a female preferred non-nicotine age 45 and a male preferred non-nicotine age 40

Policy Face Amount: $500,000

Benefit Date: January 5, 2030

Cumulative Required Premium $117.50 monthly or $28,200 as a single payment

On January 5, 2030 (Benefit Date), total gross premiums paid equals $28,200 and the Account Value (as calculated as of the end of that day) equals $15,000. There have been no withdrawals, loans or Face Amount decreases. If the rider is exercised, the Paid-Up Policy will have a Death Benefit of $48,323 because this amount is the greater of (i) gross premiums paid minus rider benefit reductions from withdrawals and face amount decreases ($28,200) and (ii) A death benefit based on a Net Single Premium equal to Account Value minus Indebtedness of (ii) $48,323 .

ADDITIONAL INFORMATION ABOUT HOW WITHDRAWALS AND FACE AMOUNT REDUCTIONS WILL IMPACT THE BENEFITS OF THE GMAB AND THE GMDB RIDERS

As discussed above, withdrawals and face reductions will reduce each rider's benefit and required premium while charges will continue. At the time of a withdrawal transaction, the rider benefit reduction and premium reduction are calculated as follows:

Withdrawals for the GMAB and GDB Riders

RIDERBENEFITREDUCTION = [ Gross Withdrawal amount / (Account Value - Indebtedness) ] x Benefit Amount, rounded to the nearest penny, where Account Value and Indebtedness are measured prior to the withdrawal, and the Benefit Amount is measured after all increases to benefit amount have been applied for that day.


REQUIREDPREMIUMREDUCTION = ( Decrease Amount / TotalFace ) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total face amount in force for the insureds, including initial face amount and increases.


Face Amount Reductions for the GMAB and GMDB Riders


RIDERBENEFITREDUCTION = ( Decrease Amount / TotalFace ) x Benefit Amount, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Benefit Amount is measured before any increases to benefit amount have been applied for that day. TotalFace is the total face amount in force for the insureds, including initial face amount and increases.



REQUIREDPREMIUMREDUCTION = ( Decrease Amount / TotalFace ) x Premium requirement, rounded to the nearest penny, where TotalFace is measured prior to the decrease, and the Premium requirement is the annual premium requirement before the decrease. TotalFace is the total face amount in force for the insureds, including initial face amount and increases.


Here is an example of how a face decrease and a withdrawal transaction would reduce the Benefit Amount under the GMAB and required premium for a hypothetical 45 year old female (preferred non-nicotine risk class) with an initial face amount of $1,000,000 with death benefit option A and the following assumptions:


- GMAB is selected, with an annual premium requirement of 15,312 (1,276.00 monthly).


-   Paid 15,320 annually for 20 years

-   Decrease transaction: year 3, month 6 / decrease = 200,000

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-   Withdrawal transaction: year 4, month 6 / withdrawal = 10,000


Face Decrease in year 3, month 6
Benefit Reduction = 200,000 / 1,000,000 x 45,960 = 9,192.00
New Benefit = 45,960 - 9,192 = 36,768



Required Premium Reduction = 200,000 / 1,000,000 x 1,276.00 = 255.20
New Required Premium Reduction. = 1,276.00 - 255.20 = 1,020.80



Withdrawal in year 4, month 6
Benefit Reduction = 10,000 / 54,732.35 x 52,088.00 = 9,516.86
New Benefit = 52,088.00 - 9,516.86 = 42,571.14



Required Premium Reduction = 10,000 / 800,000 x 1,020.80 = 12.76
New Required Premium. = 1,020.80 - 12.76 = 1,008.04


Riders may not be available in all states.

SETTLEMENT OPTIONS


Proceeds from your Policy may be paid in a lump sum or may be applied to one of the available settlement options listed in your Policy. At the time proceeds are payable, the Beneficiary can select the method of payment. However, on or about March 1, 2010 the policy owner will have the option of preselecting a designated settlement option ("Designated Settlement Option"). After the policy owner designates a settlement option for a beneficiary, the beneficiary will not be able to choose a settlement option.


SAFE HAVEN PROGRAM


If the Death Benefit payment is $10,000 or greater, the Beneficiary may elect to have their death proceeds paid through our Safe Haven Program ("Safe Haven Program"). Under the Safe Haven Program, the proceeds remain in Our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for the total amount of the payment, or keep the money in the General Account and write draft accounts as needed. We will credit interest at a rate determined by us. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF THE HARTFORD'S PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDITS IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND ARE NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit Proceeds to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Account in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for the Safe Haven Program, Hartford earns investment income from the proceeds under the program. The investment income earned is likely more than the amount of interest we credit and Hartford is making a profit from the difference.


The minimum amount that may be applied under a settlement option is $5,000 unless we agree otherwise. Once you select a settlement option, it is irrevocable and you may not change the settlement option for a lump sum. The following payment options are available to you or your beneficiary. Your beneficiary may choose a settlement option instead of taking the Death Benefit amount in a lump sum.

FIRST OPTION -- INTEREST INCOME

We pay interest on the amount you have applied to this option. The interest we pay will be determined by us in our sole discretion, although we will not pay you less than the minimum amount required by your state. You may request these payments to be made monthly, quarterly, semi-annually or annually. If you elect this option you may request the remaining amount of the Death Benefit at any time.

SECOND OPTION -- INCOME OF FIXED AMOUNT

We pay equal payments (chosen by the beneficiary) of the total amount applied to this option along with interest equal to at least the minimum required by your state until that total amount is exhausted. You may request these payments to be made monthly, quarterly, semi-annually or annually. The final payment will be for the remaining balance.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

We make monthly payments for the number of years selected, which may be from one to 30 years. This option provides for guaranteed dollar amounts of monthly payments for each $1,000 applied under this settlement option.

Other arrangements for income payments may be added or otherwise agreed upon.

BENEFITS WHEN THE YOUNGER INSURED REACHES AGE 120

On the Policy Anniversary after the younger Insured reaches age 120 the following will occur:

-   We will stop assessing all monthly policy charges;

-   The Death Benefit Option will become level;

-   The Face Amount will be set equal to the Death Benefit;

-   Any indebtedness will continue to accrue interest;

-   You may not make any additional premium payments;

-   You may make loan repayments;

-   You may not take any withdrawals;

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-   You may not take any new loans;

-   The Policy may terminate due to excessive indebtedness

CLASS OF PURCHASERS

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

HOW POLICIES ARE SOLD

We have entered into a distribution agreement with our affiliate, Hartford Equity Sales Company, Inc., ("HESCO"), under which HESCO serves as principal underwriter for the policies which are offered on a continuous basis. HESCO is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the FINRA. The principal business address of HESCO is the same as ours.

HESCO has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the policies. We pay compensation to HESCO for sales of the policies by Financial Intermediaries. Polices will be sold by individuals who have been appointed by us as insurance agents and who are registered representative of Financial Intermediaries ("Registered Representative").

We list below types of arrangements that help to incentivize sales people to sell our products. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representative according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive compensation that is based on the type of policy or optional benefits sold.


HARTFORD LIFE INSURANCE COMPANY POLICIES -- We pay commissions that vary with the sales agreements and are based on "target premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the most common commission we pay is 45% of the premium up to the target premium. The maximum commission that we pay to for premium paid up to the target permium in the First Policy Year is 50%. The most common commission for the amount in excess of the Target Premium in the first Policy Year is 2.50% up to a maximum of 4.39%. In renewal years, the maximum commission rate is 22% until the cumulative premiums, since policy inception, exceed the target premium for Policy Year 1. There is also an Expense Reimbursement Allowance paid during the first Policy Year. The most common Expense Reimbursement Allowance in the first year is 45% of Premium up to a maximum of 45%. In Policy Years 2 and later, the most common schedule allows for a commission of 2% of premiums paid on the Target Premium up to a maximum of 27% and a commission of 2% on premiums above the Target Premium up to a maximum of 3%.



HARTFORD LIFE AND ANNUITY INSURANCE COMPANY POLICIES -- We pay commissions that vary with the selling agreements and are based on "Target Premiums" that we determine. "Target premium" is a hypothetical premium that is used only to calculate commissions. It varies with the death benefit option you choose and the issue age, gender and underwriting class of the insured. During the first Policy Year, the most common commission we pay is 85% of the premium up to the target premium. The maximum commission that we pay to for premium paid up to the target premium in the First Policy Year is 120.5%. During the first Policy Year the most common commission we pay for premium in excess of the target premium is 2.50%. The maximum commission that we pay for premium paid in excess of the target premium is 4.97%. The first year commission rate will apply to premiums in renewal years until the cumulative premiums received exceed the target premium. In Policy Years 2 and later, the most common commission we pay is 2% of premiums paid on the target premium. The maximum is 5%.


Your Registered Representative typically receives a portion of the compensation paid to his or her Financial Intermediary in connection with the policy, depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. A Registered Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the policy's thirteenth month-a-versary.

Check with your Registered Representative to verify whether your account is a brokerage account or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid by both you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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- ADDITIONAL PAYMENTS. Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of additional payments to amongst other things encourage the sale of this Policy. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL
PAYMENT TYPE                                                   WHAT PAYMENT IS USED FOR
--------------------------------------------------------------------------------------------------------------------------------
Asset-based            We pay certain Financial Intermediaries and wholesalers based on the achievement of certain sales or
Commissions            assets under management targets.
Marketing Expense      We pay marketing allowances to Financial Intermediaries to help pay or reimburse sales marketing and
Allowances             operational expenses associated with the policies.
Gifts and              We (or our affiliates) provide any or all of the following: (1) occasional meals and entertainment; (2)
Entertainment          occasional tickets to sporting events; and (3) nominal gifts (not to exceed $100 annually).
Promotional Payments   We (or our affiliates) may pay for: (a) Access: such as one-on-one wholesaler visits; (b) Support: such as hardware and software, operational and systems integration, sales and service desk training, joint marketing campaigns, client or prospect seminar sponsorships, broker-dealer event advertising/
                       participation, sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; and/or sponsorship of due diligence meetings; educational, sales or training seminars, conferences and programs; and, (c) Miscellaneous: such as expense allowances and reimbursements; override payments and bonuses; and/or marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products.
Marketing Efforts      We pay for special marketing and distribution benefits such as: inclusion of our products on Financial
                       Intermediary's "preferred list"; participation in or visibility at national and regional conferences;
                       access to Registered Representatives; links to our website from the Financial Intermediary websites; and
                       articles in Financial Intermediary publications highlighting our products and services.


For the year ended December 31, 2010, Hartford and its affiliates paid approximately $5,600,000 in Additional Payments to Financial Intermediaries in conjunction with the promotion and support of individual life policies.



In addition, for the year ended December 31, 2010, Hartford, HESCO and their affiliate, Hartford Life and Annuity Insurance Company, paid $900,000, in Additional Payments to an affiliated Financial Intermediary, Woodbury Financial Services, Inc. (an indirect wholly-owned subsidiary of Hartford).



As of April 1, 2011, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: AALU, AIM, American Union Insurance & Benefits, Arvest Asset Management, Bancwest Investment Services, Bank of the West, Bankwest, BB&T Investment Services, BBVA Investments, Berthel, Fisher & Co., BK Adams, BOK Financial, Cadaret Grant, Capital Analysts, Capitas Financial, CCO Investments, Citibank, Citicorp, Comerica Securities, Commerce Brokerage Services, Commonwealth Financial Network, Compass Brokerage Inc., Delta Trust Investments, Edward Jones, Executive Capital Resources, Fifth Third, Financial Network, Financial Planning Association of Central New York, Financial Resources of America, Financial Service Professionals, First American Insurance Underwriters, First Niagara Bank, Hartford Life, HD Vest, Highland Capital, HSBC, Huntington Investment Co, Infinex Investments, Integrity Wealth Management, International Forum, Kehrer/LIMRA, Key Bank, Key Investments, Lara, Shull & May, Legacy Financial, Linsco Private Ledger, LPL Financial Services, M&T Securities, McLeod Insurance, MDRT, Merrill Lynch, Middle America, Money Concepts, Morgan Keegan, Morgan Stanley, NAIFA, National City, NEXT Financial Group, One Resource Group, PNC Investments LLC, PrimeVest Financial Services, Raymond James & Associates, Raymond James Financial, RBC Dain Rauscher, Robert
W. Baird, Robinson Financial Group, Royal Alliance, S.C. Parker, Saltzman Associates, San Diego Stock & Bond Association, Securities America, Smith Barney, St. Bernard Financial Services, Stephens, Inc, Summit Brokerage Services, SWBC Investment Services LLC, Time Financial, UBS Financial Services, Umpqua Investments, UnionBanc, US Bancorp Investments Inc., UVest, Webster Bank, Wells Fargo, Wellspring Group, White & Associates, Whitney National Bank, Whitney Securities, WHM Companies.


PREMIUMS

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent. The minimum initial premium is the amount required to keep the policy in force for one month, but not less than $50.

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Your policy will be effective on the policy date only after we receive all outstanding delivery requirements and the initial premium payment. The policy date is the date used to determine all future cyclical transactions on the policy, such as Monthly Activity Date and policy years.

PREMIUM PAYMENT FLEXIBILITY -- You have flexibility as to when and in what amounts you pay premiums. Prior to policy issue, you can choose a planned premium, within a range we determined, based on the Face Amount and the insured's sex (except where unisex rates apply), issue age and risk classification. We will send you premium notices for planned premium. Such notices may be sent on an annual, semi-annual or quarterly basis. You may also have premium payments automatically deducted monthly from your checking account. When we receive scheduled or regular premium payments from you through pre-authorized transactions such as, checking deduction (ACH), payroll deduction or through a government allocation arrangement, a summary of these transactions will appear on your annual statement and you will not receive a confirmation statement after each transaction. The planned premium and payment mode you select are shown on your policy's specifications page. You may change the planned premium at any time, subject to our minimum amount rules then in effect.

After the first premium has been paid, your subsequent premium payments are flexible. The actual amount and frequency of payment will affect the Account Value and could affect the amount and duration of insurance provided by the policy. Your policy may lapse if the value of your policy becomes insufficient to cover the Monthly Deduction Amounts. In such case you may be required to pay additional premiums in order to prevent the policy from terminating. For details see, "Lapse and Reinstatement."

You may pay additional premiums at any time prior to the scheduled maturity date, subject to the following limitations:

- The minimum premium that we will accept is $50 or the amount required to keep the policy in force.

- We reserve the right to require evidence of insurability for any premium payment that results in an increase in the death benefit greater than the amount of the premium.

-   Any premium payment in excess of $1,000,000 is subject to our approval.

In some cases, applying a subsequent premium payment in a policy year could result in your policy becoming a modified endowment contract (MEC) (See Federal Tax Considerations section for additional information on MEC policies). If we receive a subsequent premium payment that would cause the Policy to become a MEC, we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will apply the premium to the Policy. We will notify you in writing that your Policy has become a MEC and provide you with the opportunity to correct the MEC status as specified in the notice. You have 2 weeks from the date of the notice to respond.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, the premium payment will be considered not in good order. We will hold the payment without interest and credit it to the policy on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy anniversary. The owner will be notified of our action after the premium payment has been credited.

These procedures may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay year may no longer coincide with your policy anniversary.

In some cases, applying a subsequent premium payment in a policy year could cause your Policy to fail the definition of life insurance. If we receive a subsequent premium payment that would cause the Policy to fail the definition of life insurance, the premium payment will be considered not in good order and we will follow these procedures:

- If the premium is received more than 20 calendar days prior to the Policy Anniversary Date or if it is greater than your planned premium, we will return the excess premium payment to you and await further instructions.

- If we receive the premium within 20 calendar days prior to the policy anniversary date and it is less than or equal to the planned premium, we will hold the payment without interest and credit the premium payment on the policy anniversary date. If the policy anniversary date is not a Valuation Date, the payment will then be credited on the next Valuation Date following the policy. The owner will be notified of our action after the premium payment has been credited.

ALLOCATION OF PREMIUM PAYMENTS

INITIAL NET PREMIUM -- During the application process, you choose how you want to allocate your initial Net Premium among the Sub-Accounts and the Fixed Account on the premium allocation form. Any Premium we receive prior to the issuance of the Policy will be held in a non-interest bearing suspense account. After the policy is issued and upon commencement of the Free-Look Period, any initial Net Premium and any additional Net Premium received by Us prior to the end of the Free Look period will be applied to the Hartford Money Market HLS Fund Sub-Account as of the later of: (a) the Policy Date; and (b) the date We receive the Premium. Upon expiration of the Free-Look Period, we will automatically allocate the policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions. (For policies issued by Harford Life Insurance Company, if your Policy was issued as a result of a replacement, we will automatically move the policy value from the Hartford Money Market HLS Fund Sub-Account to the Fixed Account (if applicable) and the Sub-Accounts in accordance with your premium allocation instructions 10 days

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after the Policy was issued, not at the end of the Free Look Period).

SUBSEQUENT NET PREMIUMS -- You may send subsequent Premiums and allocation instructions in accordance with our then current administrative offices. If you make a subsequent Premium payment and do not provide us with allocation instructions, we will allocate the Net Premium among the Sub-Accounts and Fixed Account (if applicable) in accordance with your most recent premium allocation instructions. Any allocation instructions will be effective upon receipt by Us in good order and will apply only to Premium payments received on or after that date. Subsequent Premium payments will be applied to the Policy based on the next computed accumulation unit values after we receive a good order request at our Designated Address described below. Net Premiums allocated to the Fixed Account will be credited to your Policy when we receive them.

You may not exceed twenty (20) investment choices at any given time and the percentage you allocate to each Sub-Account and/or the Fixed Account must be in whole percentages.

HOW TO SEND PREMIUM PAYMENTS:

MAIL

You should send premium payments to the following lockbox address:

The Hartford
PO Box 64273
St. Paul, MN 55164-0273

or

To our Individual Life Operations Center at:

The Hartford
500 Bielenberg Drive
Woodbury, MN 55125

WIRE

You may also arrange to pay your premium payments by wire. To wire payments call 1-800-231-5453 or email LifeService@Hartfordlife.com.

Mailed premium payments not sent to either of the addresses stated above will be considered not in good order. We will reroute the payment and apply it on the Valuation Date when it is received at the correct location and is determined to be in good order. You can also arrange to make premium payments by wire transfers.

You will receive several different types of notifications as to what your current premium allocation is. Each transaction confirmation received after we receive a premium payment will show how a Net Premium has been allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for your policy.

If your most recent premium allocation instructions include a Fund (merging
Fund) that has been merged into another Fund (surviving Fund) and we do not receive alternative instructions, we will allocate the premium among the Sub-Accounts and the Fixed Account based on your most recent allocation instructions, except that we will apply the premium that would have been allocated to the merging Fund to the surviving Fund. If your most recent premium allocation instructions include a Fund that has been liquidated, generally, unless we receive alternative instructions, we will allocate the premium to the Money Market Fund.

ACCUMULATION UNITS -- Net Premiums allocated to the Sub-Accounts are used to credit accumulation units to such Sub-Accounts.

The number of accumulation units in each Sub-Account to be credited to a policy (including the initial allocation to the Hartford Money Market Sub-Account) and the amount to be credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of Net Premiums or transferred Account Value to be invested in the Fixed Account or the Sub-Account. Each portion of the Net Premium or transferred Account Value to be invested in a Sub-Account is then divided by the accumulation unit value in a particular Sub-Account next computed following its receipt. The resulting figure is the number of accumulation units to be credited to each Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the accumulation unit value of the particular Sub-Account on the preceding Valuation Day by the net investment factor for that Sub-Account for the Valuation Period then ended. The net investment factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions by that Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

All valuations in connection with a policy, (i.e, with respect to determining Account Value, in connection with policy loans, or in calculation of death benefits, or with respect to determining the number of accumulation units to be credited to a policy with each premium payment other than the initial premium payment) will be made on the date the request or payment is received by us in good order at the Individual Life Operations Center, provided such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day. Requests for Sub-Account transfers or premium payments received on any Valuation Day in good order after the close of the NYSE or a non-Valuation Day will be invested on the next Valuation Day.

ACCOUNT VALUES -- Each policy will have an Account Value. There is no minimum guaranteed Account Value.

The Account Value of a policy changes on a daily basis and will be computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan

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Account, and the Monthly Deduction Amounts, Net Premiums paid, and any withdrawals taken.

A policy's Account Value is related to the net asset value of the Funds associated with the Sub-Accounts, if any, to which Net Premiums on the policy have been allocated. The Account Value in the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of accumulation units in each Sub-Account as of the Valuation Day by the then current value of the accumulation units in that Sub-Account and then totaling the result for all of the Sub-Accounts. A policy's Account Value equals the policy's value in all of the Sub-Accounts, the Fixed Account, and the Loan Account. A policy's Cash Value is equal to the Account Value less any applicable surrender charges. A policy's Cash Surrender Value, which is the net amount available upon surrender of the policy, is the Cash Value less any Indebtedness. See "Accumulation Unit Values," above.

We will pay death proceeds, Cash Surrender Values, withdrawals, and loan amounts allocable to the Sub-Accounts within seven calendar days after we receive all the information needed to process the payment, unless the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Securities and Commission, Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners.

DEATH BENEFITS AND POLICY VALUES

DEATH BENEFIT -- Your policy provides for the payment of the death proceeds to the named beneficiary upon receipt of due proof of the death of the last surviving insured. Your policy will be effective on the policy Date only after we receive all outstanding delivery requirements and the initial premium payment. You must notify us in writing as soon as possible after the death of either insured. The death proceeds payable to the beneficiary equal the death benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period. The death benefit depends on the death benefit option you select and the minimum death benefit provision.

DEATH BENEFIT OPTIONS -- You have four death benefit options available. Options A, B and C are available when you purchase your policy. Option D is not available when you purchase your policy, however, you may change from Option B to Option D.

- OPTION A (LEVEL OPTION) Under this option, the death benefit is the current Face Amount. Of the available options, Option A provides the lowest amount of Death Benefit protection and also costs the policy owner the least since cost of insurance charges are applied to the Amount at Risk and the Amount at Risk is the lowest with Option A. Option A should be considered when a policy owner wants a certain level of life insurance protection.

- OPTION B (RETURN OF ACCOUNT VALUE OPTION) Under this option, the death benefit is the current Face Amount, plus the Account Value on the date we receive due proof of the insured's death. Policy owners who would like to put large amounts of premium into the policy with the potential of increasing their death benefit might consider Option B. The annual premium payable with respect to section 7702 of the IRC is highest under the Option B death benefit option.

- OPTION C (RETURN OF PREMIUM OPTION) Under this option, the death benefit is the current Face Amount, plus the sum of the premiums paid less withdrawals. This death benefit option is subject to an overall maximum, which is currently the Face Amount plus $5 million. However, an overall maximum of the Face Amount plus $10 million may be available subject to underwriting approval and will be shown in your policy. Policy owners may consider this option if the policy is part of a split dollar arrangement where one beneficiary may be entitled to the face amount and another to the premiums paid.

- OPTION D (DECREASING OPTION) Option D is only available by switching from Option B to Option D. Under this option, the death benefit is the current Face Amount, plus the lesser of:

       - the Account Value on the date we receive due proof of the last surviving insured's death; or

       - the Account Value on the date of the change from death benefit Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

Policy Owners may consider switching to this option from Option B if they would like to potentially minimize their Amount at Risk (and therefore potentially minimize their cost of insurance charges) through potential increases in Account Value without having to provide evidence of insurability which would be required when changing to Option A from Option B.

DEATH BENEFIT OPTION CHANGES -- You may change your death benefit option by notifying us in writing. Any change will become effective on the Monthly Activity Date following the date we receive your requests. If the last surviving insured dies before the Monthly Activity Date after we receive your request, we will pay the death benefit as if you had never changed your death benefit option.

The following changes are allowed without evidence of insurability:

- You may change Option A (Level Option) to Option B (Return of Account Value Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change, decreased by the then current Account Value.

- You may change from Option B (Return of Account Value Option) to Option D (Decreasing Option). The Option D

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  death benefit is the current Face Amount increased by the lesser of:

       - The Account Value on the date we receive due proof of death of the last surviving insured; or

       - The Account Value on the date you changed the death benefit option from Option B (Return of Account Value) to Option D (Decreasing Option), reduced by any withdrawals.

- You may change Option C (Return of Premium Option) to Option A (Level Option). If you do, the Face Amount will become that amount available as a death benefit immediately prior to the option change.

In addition, you may change from Option B (Return of Account Value Option) to Option A (Level Option). However, if this change would result in a Face Amount that exceeds our guidelines and limitations that may be in effect, you must provide evidence of insurability satisfactory to us. If you do, the Face Amount will become the Face Amount immediately prior to the option change increased by the Account Value on the date of the option change.

You should consult a tax adviser regarding the possible adverse tax consequences resulting from a change in your death benefit option.

MINIMUM DEATH BENEFIT -- The policy must satisfy a death benefit compliance test to qualify as life insurance under section 7702 of the Internal Revenue Code. The test effectively requires that the death benefit always be equal to or greater than the Account Value multiplied by a certain percentage. Your policy has a minimum death benefit. We will automatically increase the death benefit so that it will never be less than the Account Value multiplied by the minimum death benefit percentage for the then current year. This percentage varies according to the policy year and each insured's issue age, sex (where unisex rates are not used) and insurance class. This percentage will never be less than 100% or greater than 1400%. The specified percentage applicable to you is listed on the specifications page of your policy.

EXAMPLES OF MINIMUM DEATH BENEFIT:

                                                              A           B
--------------------------------------------------------------------------------
 Face Amount                                                $100,000    $100,000
 Account Value                                                46,500      34,000
 Specified Percentage                                           250%        250%
 Death Benefit Option                                          Level       Level

In Example A, the death benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the date of death of $46,500, multiplied by the specified percentage of 250%). This amount, less any outstanding Indebtedness, constitutes the death proceeds payable to the beneficiary.

In Example B, the death benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).


VALID DEATH CLAIMS -- The Company will pay the death proceeds (death benefit less indebtedness) to the beneficiary normally within seven days after proof of death of the insured is received by us, at the Individual Life Operations Center, and the Company has: 1) verified the validity of the claim; 2) received all required beneficiary forms and information; 3) completed all investigations of the claim; and 4) determined all other information has been received and is in good order.


UNSCHEDULED INCREASES AND DECREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased or decreased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first twelve months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

A decrease in the Face Amount will be effective on the Monthly Activity Date following the date we receive your request in writing. The remaining Face Amount must not be less than that specified in our minimum rules then in effect.

CHARGES AND POLICY VALUES -- Your policy values decrease due to the deduction of policy charges. Policy values may increase or decrease depending on investment performance; investment expenses and fees reduce the investment performance of the Sub-Accounts. Fluctuations in your account value may have an effect on your death benefit. If your policy lapses, the policy terminates and no death benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY

SURRENDER -- Provided your policy has a Cash Surrender Value, you may surrender your policy to us. In such case you may be subject to a surrender charge, see "Surrender Charge." We will pay you the Cash Surrender Value. Our liability under

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the policy will cease as of the date we receive your request in writing, or the date you request your surrender, (our current administration rules allow a policy owner to designate a future surrender date, no more than ten calendar days from the date we receive the request) whichever is later.

WITHDRAWALS -- One withdrawal is allowed per calendar month. You may request a withdrawal in writing. The minimum withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1000. If the death benefit option then in effect is Option A or Option C, the Face Amount will be reduced by reduction of Account Value as a result of the withdrawal. Unless specified, the withdrawal will be deducted on a pro rata basis from the Fixed Account and the Sub-Accounts. You may be assessed a charge of up to $10 for each withdrawal.

We will normally pay You the amount of the Withdrawal or Cash Surrender Value, less any taxes and applicable charges, within seven calendar days of Our receipt of a good order request. We may, however, delay payment of amounts from the Sub-Accounts if the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the Commission, the Commission declares that an emergency exists or the Commission by order permits the postponement of payment to protect Policy Owners. In addition, we may delay payment of proceeds that are not attributable to the Sub-Accounts for up to six months for the date of Our receipt of a good order request.

LOANS

AVAILABILITY OF LOANS -- At any time while the Policy is in force and has a Cash Surrender Value, You may obtain a loan from Us. We will hold the Policy as sole security for repayment of any such loans taken. We may defer granting a loan, for the period permitted by law but not more than six months, unless the loan is to be used to pay premiums on any policies You have with Us. The minimum loan amount that we will allow is $500. In Tennessee there is no minimum.

When you take a loan, an amount equal to the loan is transferred from your investment choices to the Loan Account as collateral.

Unless you specify otherwise, all loan amounts will be transferred on a pro rata basis from the Fixed Account and each of the Sub-Accounts to the Loan Account.

If total Indebtedness equals or exceeds the Cash Value on any Monthly Activity Date, the policy will then go into default. See "Lapse and Reinstatement."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force and either of the insureds' is alive. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Fixed Account and Sub-Accounts in the same percentage as premiums are allocated. All loan repayments must be clearly marked as such. Any payment not clearly marked as a loan repayment will be considered to be a premium payment.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, will have a permanent effect on your Account Value and Death Benefit. This effect occurs because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. In addition, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. Therefore, it is generally advisable to use any Premium Payments made to the Policy while a loan is outstanding to repay the loan. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. Additionally, if not repaid, the aggregate amount of the outstanding Indebtedness will reduce the death proceeds and the Cash Surrender Value otherwise payable.

EFFECT OF LOANS ON NO LAPSE GUARANTEE -- The No Lapse Guarantee will not protect the policy from lapsing if there is policy Indebtedness. Therefore, you should carefully consider the impact of taking policy loans during the No Lapse Guarantee Period.

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 3.0%.

INTEREST CHARGED ON INDEBTEDNESS -- Interest will accrue daily on the Indebtedness at the policy loan rate. Because the interest charged on Indebtedness may exceed the rate credited to the Loan Account, the Indebtedness may grow faster than the Loan Account. If this happens, additional collateral will be transferred to the Loan Account. The additional collateral equals the difference between the Indebtedness and the value of the Loan Account. The additional collateral, if any, will be transferred on each Monthly Activity Date from the Fixed Account and the Sub-Accounts to the Loan Account on a pro rata basis.

POLICY LOAN RATES -- The table below shows the maximum interest rates we will charge on your Indebtedness.

                                                 CURRENT          GUARANTEED
                                                LOAN RATE          LOAN RATE
               POLICY YEAR                       CHARGED            CHARGED
--------------------------------------------------------------------------------
                   1-10                           5.00%              5.00%
                   11+                            3.00%              4.00%

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LAPSE AND REINSTATEMENT

POLICY DEFAULT AND LAPSE -- Your Policy will be in default on any Monthly Activity Date on which either:

- The Account Value is not sufficient to cover the Monthly Deduction Amount and the No Lapse Guarantee is not available; or

-   The Indebtedness exceeds the Cash Value.

If the policy goes into default, we will send you a lapse notice warning you that the policy is in danger of terminating.

That lapse notice will tell you the minimum premium required to keep the policy from terminating. The minimum premium will be no greater than an amount that results in a Cash Surrender Value equal to the three Monthly Deduction Amounts as of the date your policy goes into default. That notice will be mailed both to you, and any assignee, on the first day the policy goes into default, at your last known address.


GRACE PERIOD -- We will keep your policy inforce for the 61 day period following the date your policy goes into default. We call that period the policy Grace Period. However, if we have not received the required premiums (specified in your lapse notice) by the end of the policy Grace Period, the policy will terminate. If the last surviving insured dies during the Grace Period, we will pay the death benefit reduced by any money you owe us, such as outstanding loans, loan interest or unpaid charges.


NO-LAPSE GUARANTEE -- If available, the No-Lapse Guarantee prevents your policy from lapsing even if there is insufficient policy value to cover the policy charges unless there is Indebtedness. There is not a separate charge for the No-Lapse Guarantee, however, the No-Lapse Guarantee is only available if:

- At least one of the insureds is insurable and age 75 or younger on the Policy Date;

-   The No-Lapse Guarantee Period has not expired; and

- On each Monthly Activity Date during the No-Lapse Guarantee Period, the cumulative premiums paid into the policy, less Indebtedness and less withdrawals, equal or exceed the Cumulative No-Lapse Guarantee Premium.

-   There is no Indebtedness.

The No-Lapse Guarantee is based on the issue age of the younger insured, unless the insured is uninsurable, then we will base the period on the older insured. It is available for all issue ages with a minimum No-Lapse Guarantee Period of 5 years. Starting on the effective date of your policy, the length of the No-Lapse Guarantee Period is:

-   20 years for issue ages up to age 55; or

- For issue ages 56-69, the period is the number of years resulting from subtracting the issue age from the number 75; or

-   5 years for issue ages 70 and above.

The Cumulative No-Lapse Guarantee Premium is the premium required to maintain the No-Lapse Guarantee. On the Policy Date, the Cumulative No-Lapse Guarantee Premium is the Monthly No-Lapse Guarantee Premium shown in your Policy. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Premium is:

- The Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus

-   The current Monthly No-Lapse Guarantee Premium.

While the No-Lapse Guarantee is available, we guarantee that your policy will not lapse and your Death Benefit will be at least equal to the Face Amount. If the last surviving insured dies while the No-Lapse Guarantee is available, we will pay the death proceeds.

If there is any increase or decrease in the Face Amount, or any change in rider coverage or a change in insurance class, a new monthly No-Lapse Guarantee Premium will be calculated. We will send you a notice of the new monthly No-Lapse Guarantee Premium, which will be used in calculating the Cumulative No-Lapse Guarantee Premium in subsequent months.

REINSTATEMENT -- Unless the policy has been surrendered for its Cash Surrender Value, the policy may be reinstated prior to the anniversary following the younger insured's 120th birthday, provided:

- the insureds alive at the end of the grace period are also alive on the date of reinstatement;

- You make your request in writing within three years (5 years in some states) from the date the policy lapsed;

-   You submit to us satisfactory evidence of insurability;

-   any policy Indebtedness is repaid or carried over to the reinstated policy;
    and

- You pay sufficient premium to (1) cover all Monthly Deduction Amounts that are due and unpaid during the Grace Period and (2) keep your policy in force for three months after the date of reinstatement.

If the policy lapse occurs because the Account Value is not sufficient to cover the Monthly Deduction Amount, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

-   The Monthly Deduction Amounts that were due and unpaid during the Grace
    Period.

If the policy lapse occurs because the Indebtedness exceeds the Cash Value, then the Account Value on the reinstatement date equals:

-   The Cash Value on the date of policy termination; plus

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- Net Premiums attributable to premiums paid at the time of policy reinstatement; minus

- The Monthly Deduction Amounts that were due and unpaid during the Grace Period; plus

-   The Surrender Charge at the time of reinstatement.

This means that upon Reinstatement, the Account Value of the reinstated policy is reduced to reflect the Monthly Deduction Amounts that were due and unpaid during the Grace Period.

The Surrender Charge, if any, that will be assessed upon the surrender of any reinstated policy, will be calculated based on the policy duration from the original Policy Date and as though the policy had never lapsed.

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Life Insurance Purchases by Nonresident Aliens and Foreign Entities," regarding life insurance purchases by non-U.S. Persons.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

Although this discussion addresses some of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements or other employee benefits arrangements, the discussion is by no means exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as the state and local, tax laws and regulations may require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and record. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves based on the policy.

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Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the policies. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

INCOME TAXATION OF POLICY BENEFITS -- GENERALLY

For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. However, there are exceptions to this general rule. Also, a life insurance policy owner is generally not taxed on increments in the contract value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the Section 7702 requirements.

Although we believe that the Last Survivor Policies are in compliance with
Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor life insurance policy will meet the Section 7702 definition of a life insurance contract.

At the time We issue the Policy, You must irrevocably elect one of the following tests to qualify the Policy as life insurance under section 7702 of the Code:
(a) the cash value accumulation test; or (b) the guideline premium and cash value corridor test.

Under the cash value accumulation test, a Policy's Death Benefit must be large enough to ensure that the Policy's Account Value is never larger than the net single premium that is needed to fund future benefits under the Policy. The net single premium under the Policy varies according to the age(s), sex(es) and underwriting class(s) of the insured(s) and is calculated in accordance with section 7702 and used to determine the minimum death benefit percentages stated in the Policy.

The guideline premium and cash value corridor test is made up of two components, each of which must be satisfied in order to qualify as life insurance under section 7702. Under the guideline premium portion of the test, the total premiums you pay cannot exceed your Policy's guideline premium limit. The guideline premium limit is the greater of the guideline single premium or the sum of the guideline level premiums to date. Under the cash value corridor portion of the test, the Policy's Death Benefit may not be less than the Policy Account Value multiplied by the minimum death benefit percentages set forth in section 7702 (and stated in the Policy).

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe our method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

We also believe that any loan received under a policy will be treated as indebtedness of the policy owner, and that no part of any loan under a policy will constitute income to the policy owner unless the policy is a modified endowment contract. There is a risk that the IRS could contend that certain preferred policy loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable. A surrender or assignment of the policy may have tax consequences depending upon the circumstances. Policy owners should consult a qualified tax adviser concerning the effect of such transactions.

During the first fifteen policy years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the policy.

FOR POLICIES WITH THE LAST SURVIVOR EXCHANGE OPTION RIDER ONLY: The Last Survivor Exchange Option Rider permits, under limited circumstances, a policy to be split into two individual policies on the life of each of the insureds. A policy split may have adverse tax consequences. It is unclear whether a policy split will be treated as a nontaxable exchange or transfer under the Code. Unless a policy split is so treated, among other things, the split or transfer will result in the recognition of taxable income on the gain in the policy. In addition, it is unclear whether, in all circumstances, the individual policies that result from a policy split would be treated as life insurance policies under Section 7702 of the Code or would be classified as modified endowment contracts. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences of a policy split.

FOR POLICIES WITH THE MATURITY DATE EXTENSION RIDER ONLY: The Maturity Date Extension Rider allows a policy owner to extend the maturity date to the date of the death of the last surviving insured. If the maturity date of the policy is extended by rider, we believe the policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled maturity date. However, due to the lack of specific guidance on this issue, the result is not certain. If the policy is not treated as a life insurance contract for federal income tax purposes after the scheduled maturity date, among other things, the death proceeds may be taxable to the recipient. The policy owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled maturity date.

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DIVERSIFICATION REQUIREMENTS

The Code requires that each subaccount of the Separate Account supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of a segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to make adjustments orpay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, Hartford obtained a private ruling letter ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. Hartford and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for income tax deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, indicates that amplified by Rev. Rul. 2007-7 where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts and other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS

Under existing provisions of the Code, increases in a policy owner's contract value are generally not taxable to the policy owner unless amounts are received (or are deemed to be received) under the policy prior to the insured's death. If there is a total withdrawal from the policy, then the surrender value will

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be includable in the policy owner's income to the extent that the amount received exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a total withdrawal, then such debt will be treated as an amount distributed to the policy owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the policy constitute income to the policy owner depends, in part, upon whether the policy is considered a modified endowment contract for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that satisfies the Section 7702 definition of a life insurance contract and either
(i) fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, where the death benefit is payable only upon the death of a surviving insured individual, if there is a reduction in benefits under the policy at any time, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the date of issue. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is generally excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the last surviving insured dies, the death proceeds will generally be includable in the policy owner's estate for purposes of federal estate tax if the last surviving insured owned the policy. If the policy owner was not the last surviving insured, the fair market value of the policy would be included in the policy owner's estate upon the policy owner's death. The policy would not be includable in the last surviving insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX -- GENERALLY

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

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FEDERAL INCOME TAX WITHHOLDING AND REPORTING

If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to the Code.

EMPLOYER-OWNED LIFE INSURANCE, NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

Effective for all "employer-owned life insurance contracts" issued after August 17, 2006, Section 101(j) provides that death benefits from an "employer-owned life insurance contract" are subject to federal income tax in excess of premiums and other amounts paid, unless certain notice and consent requirements are satisfied and an exception under Section 101(j) applies.

An "employer-owned life insurance contract" is defined as a life insurance contract which --

    (i) is owned by a person engaged in a trade or business ("policyholder") under which the policyholder (or a related person) is directly or indirectly a beneficiary under the contract, and

    (ii) covers the life of an insured who is an employee with respect to the trade or business of the policyholder. For these purposes, the term "employee" means all employees, including officers and highly compensated employees, as well as directors.

Notice and consent is generally satisfied if, before the contract is issued, the employee --

- is notified in writing that the policyholder intends to insure the employee's life and the maximum face amount for which the employee could be insured at the time the contract was issued,

- provides written consent to being insured under the contract and that such coverage may continue after the insured terminates employment, and

- is informed in writing that the policyholder (or a related party) will be a beneficiary of any proceeds payable upon the death of the employee.

If the notice and consent requirements are met, the death benefit of an employer-owned life insurance contract will not be taxable if an exception under
Section 101(j) applies. Section 101(j) provides exceptions based on the insured's status (e.g., a director or certain highly compensated employees or an insured who was an employee at any time within the 12-month period before the insured's death) with respect to the policyholder, as well as exceptions for death benefit amounts paid to certain of the insured's heirs (e.g., the insured's estate or any individual who is the designated beneficiary of the insured under the contract (other than the policyholder)).

Section 6039I imposes annual reporting and recordkeeping requirements on employers that own one or more employer-owned life insurance contracts.

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules.

Increases in the Investment Value of a contract may be considered in the determination of the corporate alternative minimum tax ("AMT") income. Death benefit proceeds in excess of AMT basis may be included in the computation of AMT income.

Prior to purchasing a life insurance contract, a trade or business should consult with a qualified tax advisor.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies and required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prior to purchasing a life insurance contract, nonresident aliens and foreign entities should consult with a qualified tax advisor.

SPECIAL RULES FOR PENSION AND PROFIT-SHARING PLANS

If a life insurance contract is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Internal Revenue Code ("Qualified Plan") for the benefit of participants covered under the plan, the federal and state income and estate tax treatment of such policies will be somewhat different from that described this section. The purchase may also affect the qualified nature of the plan.

The plan participant of a Qualified Plan must recognize the economic benefit of the insurance protection as income each year. The amount of economic benefit is measured by an IRS Table (currently Table 2001) or by a one-year term product of the insurer that meets specific IRS parameters outlined in IRS Notice 2002-8.

The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. When life insurance is purchased within a Qualified Plan, the amount that is received income tax free is the difference between the face amount and the cash surrender value, but only to the extent

50

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that the participant has properly recognized into income the appropriate amount of economic benefit.

A Qualified Plan is subject to the so called "incidental benefit rules." A Qualified Plan is permitted to hold life insurance, so long as the life insurance coverage is "incidental" to the primary purpose of the plan and the plan document permits the purchase of life insurance. Life insurance coverage is considered "incidental" if less than 50 percent of the contributions can be used to purchase whole life insurance. Generally, for term, universal or variable life insurance, no more than 25 percent of such contributions may be used. The "incidental benefit" rules may also be satisfied if the death benefit does not exceed 100 times the participant's anticipated monthly normal retirement benefit. If the Qualified Plan does not comply with the incidental benefit rules, it may be subject to adverse tax consequences.

In April 2005, the Treasury Department and the IRS issued Rev. Proc. 2005-25 which discusses the valuation of life insurance policies within the context of Qualified Plans and Sections 83 and 79 of the Internal Revenue Code. In August of 2005, the Treasury Department issued final regulations clarifying that a life insurance policy transferred out of a Qualified Plan must be taxed at its full fair market value. The preamble to the final regulations states that taxpayers may rely on the safe harbor method for computing full fair market value discussed in Rev. Proc. 2005-25. Transfers may adversely affect the qualified plan if certain conditions are not met.

Distributions from Qualified Plans are generally subject to ordinary income tax, and if taken prior to age 59 1/2, a 10% federal tax penalty may apply to amounts distributed from the Qualified Plan. Also, distributions from a Qualified Plan generally are subject to federal income tax withholding requirements.

Employers and employer-created trusts may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974 as amended ("ERISA").

Purchasers of life insurance in a Qualified Plan should consult a qualified tax advisor to ensure that they comply with these complex rules and understand the federal and state income and estate tax treatment of such policies.

LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a policy owner's ability to make certain transactions and thereby we may refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

ILLUSTRATIONS OF POLICY BENEFITS

In order to help you understand how your policy values would vary over time under different sets of assumptions, we will provide you with certain illustrations upon request. These illustrations will be based on the age and insurance risk characteristics of the insured and will also be based on the stated amount of insurance, death benefit option, premium payment pattern and hypothetical rates of return that you request. You can request for such personalized illustrations at anytime from your registered representative. We have included an example of an illustration as Appendix A to this prospectus.

FINANCIAL INFORMATION


We have included the financial statements for the Company and the Separate Account for the year ended December 31, 2010 in the Statement of Additional Information (SAI).


To receive a copy of the SAI free of charge, call your registered representative or write to us at:

The Hartford
P.O. Box 2999
Hartford, CT 06104-2999

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GLOSSARY OF SPECIAL TERMS

1933 ACT: Refers to the Securities Act of 1933, as amended.

1940 ACT: Refers to the Investment Company Act of 1940, as amended.

AMOUNT AT RISK: an amount equal to the Death Benefit minus the Account Value.

ACCOUNT VALUE: the total of all amounts in the Fixed Account, Loan Account and Sub-Accounts.

APPLICATION: A form or set of forms that must be completed and signed by the prospective Owner and each Insured before We can issue a Policy.

BENEFICIARY: The person or persons designated in the Application or the most recent Beneficiary designation in our files, to whom insurance proceeds are paid.


BENEFIT NET AMOUNT AT RISK: the Benefit amount at risk equals the policy death benefit plus any joint term insurance amount multiplied by the LifeAccess Specified Percentage minus the Policy Account Value.



BENEFIT PERCENTAGE: the percentage of the Eligible Amount used to calculate the Benefit. This percentage is selected by You when the Benefit is applied for and cannot be greater than 100%. The benefit percentage is set at issue.



BENEFIT PERIOD: a period of time not to exceed twelve consecutive months. Such Period begins on the later of: (a) the date We approve a request for an Accelerated Benefit, or (b) the date all Conditions for Eligibility of Benefit Payments have been satisfied, and ends on the earlier of: (c) the end of twelve consecutive months, or (d) the date benefit payments end as described under the When Benefit Payments End provision.



CASH SURRENDER VALUE: the Cash Value less all Indebtedness.

CASH VALUE: the Account Value less any applicable Surrender Charges.


COGNITIVE IMPAIRMENT: the deterioration or loss of the Insured's intellectual capacity which is confirmed by a Licensed Health Care Practitioner and measured by clinical evidence and standardized tests that reliably measure the Insured's impairment in: short or long term memory, orientation as to person, place and time, deductive or abstract reasoning, or judgment as it relates to safety awareness.


COMPANY (ISSUING COMPANY): Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company. The name of the company that issues your policy appears on the policy and is determined primarily by the state where you purchased the policy.

CUMULATIVE NO-LAPSE GUARANTEE PREMIUM: the premium required to maintain the No-Lapse Guarantee. On the Policy Date, the Cumulative No-Lapse Guarantee Premium is the Monthly No-Lapse Guarantee Premium shown in your Policy. On each Monthly Activity Date thereafter, the Cumulative No-Lapse Premium is: (a) the Cumulative No-Lapse Guarantee Premium on the previous Monthly Activity Date; plus (b) the current Monthly No-Lapse Guarantee Premium.

DESIGNATED ADDRESS: Our address for receiving premium payments and other policyholder requests.

The Designated Address for sending premium payments is The Hartford, P.O. Box 64273, St. Paul, MN 55164-0273 or to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.

The Designated Address for sending all other policy holder transactions is to our Individual Life Operations Center at The Hartford, 500 Bielenberg Drive, Woodbury, MN 55125.


DIMINISHED LIFE EXPECTANCY: a Physician has certified that the Specified Insured has an illness or medical condition that is reasonably expected to result in the death of the Specified Insured within 12 months or less from the date of the certification.



ELIGIBLE AMOUNT: is the current Face Amount of the Policy and any term insurance Rider covering the Specified Insured attached to the Policy that is not within two years of expiry.


GOOD ORDER: means all necessary documents and forms are complete and in our possession.


LICENSED HEALTH CARE PRACTITIONER: any physician (as defined in section 1861(r)(1) of the Social Security Act) and any registered professional nurse, licensed social worker or other individual who meets such requirements as may be prescribed by the Secretary of Treasury. The Licensed Health Care Practitioner:
(1) must be acting within the scope of his or her license in the state of licensure when providing Written Certification or Written Re-Certification required by this Rider; and (2) may not be You, the Insured, or Your or the Insured's immediate family. LICENSED HEALTH CARE PRACTITIONERS THAT PROVIDE DIAGNOSIS AND TREATMENTS TO INSURED, MUST RESIDE INSIDE THE UNITED STATES.



LIFETIME BENEFIT AMOUNT: the maximum amount that may be accelerated during the lifetime of the Insured and while the Rider remains in effect. The Lifetime Benefit Amount is equal to: (1) the Eligible Amount; times (2) the LifeAccess Specified Percentage. Where: (a) ELIGIBLE AMOUNT on the Policy Date equals the initial Face Amount plus any term insurance amount covering the Insured under the Policy; thereafter Eligible Amount equals current Death Benefit plus any term insurance amount covering the Insured under the Policy; and (b) LIFEACCESS SPECIFIED PERCENTAGE equals 100% of the Eligible Amount, unless You have elected Death Benefit Option A at the time of application for the Rider, in which case You may select a percentage at that time, such percentage not to exceed 100% or result in a Lifetime Benefit Amount of less than Our minimum rules then in effect. The LifeAccess Specified Percentage is shown in the Additional Benefits and Rider section of the Policy Specifications and will remain fixed for the life of the

52

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Rider. Acceleration of benefits will reduce the Lifetime Benefit Amount in accordance with the Impact of Rider Benefits on Policy and Rider provision. In addition, transactions made under the Policy, such as Face Amount Increases and Decreases and Loans, will impact the Eligible Amount in the same manner that such transactions impact the Policy's Death Benefit.



NO LAPSE GUARANTEE PREMIUM: the amount of monthly premium required to keep the No Lapse Guarantee available, as shown in the policy's specification page, and used to calculate the Cumulative No Lapse Guarantee Premium.

FACE AMOUNT: an amount we use to determine the Death Benefit. On the policy date, the Face Amount equals the initial Face Amount shown in your policy. Thereafter, it may change under the terms of the policy.

FIXED ACCOUNT: part of our general account to which all or a portion of the Account Value may be allocated.

FUNDS: the registered open-end management companies in which assets of the Separate Account may be invested.

INDEBTEDNESS: all loans granted by Us using the Policy assigned to Us by you as sole security, plus any interest due or accrued minus any loan repayments.

LOAN ACCOUNT: an account established for any amounts transferred from the Fixed Account and Sub-Accounts as a result of loans. The amounts in the Loan Account are credited with interest and are not subject to the investment experience of any Sub-Accounts.

MONTHLY ACTIVITY DATE: the policy date and the same date in each succeeding month as the policy date. However, whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed to be the next Valuation Day.

NET PREMIUM: the amount of premium credited to Account Value. It is premium paid minus the sales load and premium tax charge.


PHYSICIAN: a doctor of medicine or osteopathy legally authorized to practice medicine and surgery by the State in which he performs such function or action. For purposes of this definition, a "State" means each of the United States of America, the District of Columbia and the Commonwealth of Puerto Rico. The physician may not be the Specified Insured, a member of the Specified Insured's immediate family or the Owner of the Policy.



PLAN OF CARE: a written plan for care designed especially for the Insured by a Licensed Health Care Practitioner specifying the Services needed by the Chronically Ill Insured.



PROOF OF DIMINISHED LIFE EXPECTANCY: You must supply Proof of Diminished Life Expectancy, without expense to Us, with each request for an accelerated payment of the death benefit. Proof must include, but is not limited to, a statement by a Physician attesting to the Specified Insured's life expectancy, and must be in Writing and satisfactory to Us.



PRO RATA BASIS: an allocation method based on the proportion of the Account Value in the Fixed Account and each Sub-Account.

SEPARATE ACCOUNT: an account which has been established by us to separate the assets funding the variable benefits for the class of contracts to which the policy belongs from our other assets.

SUB-ACCOUNT: a subdivision of the Separate Account.


SUBSTANTIAL ASSISTANCE: stand-by or hands-on assistance from another person without which the Insured receiving such assistance would be unable to perform the Activity for Daily Living. Stand-by assistance means the presence of another person within arm's reach of the Insured that is necessary to prevent, by physical intervention, injury to the Insured while he/she is performing the Activity for Daily Living. Hands-on assistance means the direct physical assistance of another person.



SURRENDER CHARGE: a charge that may be assessed if you surrender the policy for its cash surrender value.

VALUATION DAY: the date on which a Sub-Account is valued. This occurs every day the New York Stock Exchange is open for trading.

WE, US, OUR: Either Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.


WRITTEN CERTIFICATION: written documentation obtained by You, at Your or the Insured's expense, from a Licensed Health Care Practitioner certifying that the Insured is Chronically Ill as defined herein and specifying that Services are likely to be needed for the rest of the Insured's Life. Such Written Certification must have been made within the 12-month period preceding the date of each request for an Accelerated Benefit.



WRITTEN RE-CERTIFICATION: Written Certification that We will require from You at least annually prior to the start of each Benefit Period following the initial Benefit Period in order for You to be eligible for an Accelerated Benefit payment in such subsequent Benefit Period, provided all other Conditions for Eligibility for Benefit Payments are met. Such Written Re-Certification must have been made within the 12-month period preceding the date of each request for an Accelerated Benefit.


YOU, YOUR: the owner of the policy.

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APPENDIX A -- HYPOTHETICAL ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES

The tables illustrate the way policies will perform based on assumptions about returns and the insured's characteristics. The illustrations show how the death benefit, cash surrender value and account value will vary over time, assuming hypothetical gross rates of return, 0%, 6% and 12%. The illustrations are based on the assumptions stated above each illustration and assume no rider benefits or allocations to the Fixed Account. The illustrations show the Option A (Level) death benefit option.

Policy values would be higher or lower from the illustrated amounts in certain circumstances. For example, illustrated amounts would be different where actual gross rates of return averaged 0%, 6% and 12%, but: (i) the rates of return varied above and below these averages during the period, (ii) premiums were paid in other amounts or at other than annual intervals, or (iii) account values were allocated differently among the Sub-accounts. The policy values would also differ if a policy loan or withdrawal were made.

The death benefits, cash surrender values and account values shown in the tables reflect: (i) deductions from premiums for the sales charge and state and federal premium tax charge and (ii) monthly deduction for per thousand charges, mortality and expense risk charges and cost of insurance charges.


The amounts shown for the death benefits, account values and cash surrender values as of the end of each Policy Year take into account an arithmetic average of underlying Fund fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the underlying Fund charges) of -0.930%, 5.070% and 11.070%, respectively.


The Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

54

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                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                      HARTFORD LEADERS VUL JOINT LEGACY II
                          DEATH BENEFIT OPTION: LEVEL
                             $3,920,000 FACE AMOUNT
                   ISSUE AGE: 46 MALE PREFERRED NON-NICOTINE,
                        46 FEMALE PREFERRED NON-NICOTINE
                            $42,700 PLANNED PREMIUM
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)



               TOTAL
              PREMIUMS
              WITH 5%                       DEATH BENEFIT                                      ACCOUNT VALUE
   YEAR       INTEREST        0%                 6%                 12%          0%                6%                 12%
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    1            $44,835   $3,920,000         $3,920,000          $3,920,000    $33,663            $35,844             $38,028
    2            $91,912   $3,920,000         $3,920,000          $3,920,000    $66,756            $73,217             $79,944
    3           $141,342   $3,920,000         $3,920,000          $3,920,000    $99,277           $112,171            $126,130
    4           $193,244   $3,920,000         $3,920,000          $3,920,000   $131,234           $152,773            $177,026
    5           $247,742   $3,920,000         $3,920,000          $3,920,000   $162,616           $195,074            $233,090
    6           $304,964   $3,920,000         $3,920,000          $3,920,000   $193,688           $239,409            $295,128
    7           $365,047   $3,920,000         $3,920,000          $3,920,000   $224,235           $285,639            $363,515
    8           $428,134   $3,920,000         $3,920,000          $3,920,000   $258,978           $338,711            $443,918
    9           $494,376   $3,920,000         $3,920,000          $3,920,000   $293,131           $394,049            $532,550
    10          $563,930   $3,920,000         $3,920,000          $3,920,000   $326,704           $451,752            $630,255
    15          $967,475   $3,920,000         $3,920,000          $3,920,000   $491,406           $788,242          $1,306,132
    20        $1,482,512   $3,920,000         $3,920,000          $5,763,156   $642,885         $1,206,851          $2,418,616
    25        $2,139,844   $3,920,000         $3,920,000          $8,707,719   $800,753         $1,772,311          $4,355,199
    30        $2,978,786   $3,920,000         $4,238,436         $12,940,529   $933,754         $2,486,175          $7,590,636
    35        $4,049,511   $3,920,000         $4,980,977         $19,103,563   $987,737         $3,355,516         $12,869,424
    40        $5,416,058   $3,920,000         $5,801,190         $28,198,983   $845,008         $4,366,551         $21,225,355
    45        $7,160,156   $3,920,000         $6,700,094         $41,559,673   $212,307         $5,484,838         $34,021,625
    50        $9,386,117           $0         $7,605,006         $60,508,561         $0         $6,718,928         $53,458,557
    55       $12,227,070           $0         $8,522,283         $87,361,183         $0         $8,437,904         $86,496,221
    60       $15,852,926           $0        $11,004,268        $146,022,024         $0        $10,895,315        $144,576,262
    65       $20,480,539           $0        $14,280,254        $246,296,843         $0        $14,138,865        $243,858,261
    70       $26,386,676           $0        $18,461,325        $415,235,043         $0        $18,278,540        $411,123,805
    74       $32,266,414           $0        $22,623,708        $630,480,170         $0        $22,399,711        $624,237,792


                          CASH SURRENDER VALUE
   YEAR        0%                6%                 12%
----------  ------------------------------------------------
    1          $7,779             $9,960             $12,144
    2         $40,872            $47,333             $54,059
    3         $73,393            $86,287            $100,246
    4        $105,350           $126,889            $151,141
    5        $138,170           $170,627            $208,644
    6        $170,680           $216,400            $272,119
    7        $202,665           $264,069            $341,945
    8        $238,846           $318,579            $423,785
    9        $274,437           $375,355            $513,855
    10       $326,704           $451,752            $630,255
    15       $491,406           $788,242          $1,306,132
    20       $642,885         $1,206,851          $2,418,616
    25       $800,753         $1,772,311          $4,355,199
    30       $933,754         $2,486,175          $7,590,636
    35       $987,737         $3,355,516         $12,869,424
    40       $845,008         $4,366,551         $21,225,355
    45       $212,307         $5,484,838         $34,021,625
    50             $0         $6,718,928         $53,458,557
    55             $0         $8,437,904         $86,496,221
    60             $0        $10,895,315        $144,576,262
    65             $0        $14,138,865        $243,858,261
    70             $0        $18,278,540        $411,123,805
    74             $0        $22,399,711        $624,237,792



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

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                        HARTFORD LIFE INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                      HARTFORD LEADERS VUL JOINT LEGACY II
                          DEATH BENEFIT OPTION: LEVEL
                             $3,920,000 FACE AMOUNT
                   ISSUE AGE: 46 MALE PREFERRED NON-NICOTINE,
                        46 FEMALE PREFERRED NON-NICOTINE
                            $42,700 PLANNED PREMIUM
                         (BASED ON GUARANTEED CHARGES)



               TOTAL
              PREMIUMS
              WITH 5%                       DEATH BENEFIT                                      ACCOUNT VALUE
   YEAR       INTEREST        0%                 6%                 12%          0%                6%                 12%
------------------------------------------------------------------------------------------------------------------------------
    1            $44,835   $3,920,000         $3,920,000          $3,920,000    $33,663            $35,844             $38,028
    2            $91,912   $3,920,000         $3,920,000          $3,920,000    $66,756            $73,217             $79,944
    3           $141,342   $3,920,000         $3,920,000          $3,920,000    $99,277           $112,171            $126,130
    4           $193,244   $3,920,000         $3,920,000          $3,920,000   $131,234           $152,773            $177,026
    5           $247,742   $3,920,000         $3,920,000          $3,920,000   $162,616           $195,074            $233,090
    6           $304,964   $3,920,000         $3,920,000          $3,920,000   $193,661           $239,382            $295,100
    7           $365,047   $3,920,000         $3,920,000          $3,920,000   $224,117           $285,517            $363,389
    8           $428,134   $3,920,000         $3,920,000          $3,920,000   $258,679           $338,398            $443,593
    9           $494,376   $3,920,000         $3,920,000          $3,920,000   $292,539           $393,423            $531,893
    10          $563,930   $3,920,000         $3,920,000          $3,920,000   $325,674           $450,651            $629,090
    15          $967,475   $3,920,000         $3,920,000          $3,920,000   $484,074           $780,117          $1,297,384
    20        $1,482,512   $3,920,000         $3,920,000          $5,675,242   $615,530         $1,176,445          $2,381,721
    25        $2,139,844   $3,920,000         $3,920,000          $8,413,911   $716,858         $1,681,814          $4,208,250
    30        $2,978,786   $3,920,000         $3,920,000         $12,107,316   $719,649         $2,276,109          $7,101,891
    35        $4,049,511   $3,920,000         $4,383,843         $17,107,027   $507,342         $2,953,247         $11,524,426
    40        $5,416,058           $0         $4,850,684         $23,856,481         $0         $3,651,106         $17,956,757
    45        $7,160,156           $0         $5,280,598         $32,918,440         $0         $4,322,809         $26,947,729
    50        $9,386,117           $0         $5,706,120         $45,280,645         $0         $5,041,285         $40,004,884
    55       $12,227,070           $0         $6,255,029         $63,456,685         $0         $6,193,098         $62,828,401
    60       $15,852,926           $0         $8,097,707        $105,659,168         $0         $8,017,532        $104,613,038
    65       $20,480,539           $0        $10,336,722        $174,399,593         $0        $10,234,378        $172,672,865
    70       $26,386,676           $0        $13,019,435        $285,202,551         $0        $12,890,530        $282,378,763
    74       $32,266,414           $0        $15,503,732        $419,489,498         $0        $15,350,230        $415,336,137


                          CASH SURRENDER VALUE
   YEAR        0%                6%                 12%
----------  ------------------------------------------------
    1          $7,779             $9,960             $12,144
    2         $40,872            $47,333             $54,059
    3         $73,393            $86,287            $100,246
    4        $105,350           $126,889            $151,141
    5        $138,170           $170,627            $208,644
    6        $170,653           $216,373            $272,092
    7        $202,547           $263,947            $341,819
    8        $238,546           $318,266            $423,461
    9        $273,845           $374,729            $513,199
    10       $325,674           $450,651            $629,090
    15       $484,074           $780,117          $1,297,384
    20       $615,530         $1,176,445          $2,381,721
    25       $716,858         $1,681,814          $4,208,250
    30       $719,649         $2,276,109          $7,101,891
    35       $507,342         $2,953,247         $11,524,426
    40             $0         $3,651,106         $17,956,757
    45             $0         $4,322,809         $26,947,729
    50             $0         $5,041,285         $40,004,884
    55             $0         $6,193,098         $62,828,401
    60             $0         $8,017,532        $104,613,038
    65             $0        $10,234,378        $172,672,865
    70             $0        $12,890,530        $282,378,763
    74             $0        $15,350,230        $415,336,137



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

56

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                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                      HARTFORD LEADERS VUL JOINT LEGACY II
                          DEATH BENEFIT OPTION: LEVEL
                             $3,982,000 FACE AMOUNT
                   ISSUE AGE: 52 MALE STANDARD NON-NICOTINE,
                        52 FEMALE STANDARD NON-NICOTINE
                            $57,500 PLANNED PREMIUM
                   (BASED ON CURRENT, NON GUARANTEED CHARGES)



               TOTAL
              PREMIUMS
              WITH 5%                      DEATH BENEFIT                                     ACCOUNT VALUE
   YEAR       INTEREST        0%                6%                12%           0%                6%                12%
----------------------------------------------------------------------------------------------------------------------------
    1            $60,375   $3,982,000        $3,982,000         $3,982,000      $44,498           $47,409            $50,323
    2           $123,769   $3,982,000        $3,982,000         $3,982,000      $88,228           $96,823           $105,774
    3           $190,332   $3,982,000        $3,982,000         $3,982,000     $131,181          $148,307           $166,853
    4           $260,224   $3,982,000        $3,982,000         $3,982,000     $173,366          $201,946           $234,136
    5           $333,610   $3,982,000        $3,982,000         $3,982,000     $214,833          $257,871           $308,297
    6           $410,665   $3,982,000        $3,982,000         $3,982,000     $255,823          $316,417           $390,287
    7           $491,574   $3,982,000        $3,982,000         $3,982,000     $296,094          $377,439           $480,642
    8           $576,527   $3,982,000        $3,982,000         $3,982,000     $342,943          $448,564           $587,976
    9           $665,729   $3,982,000        $3,982,000         $3,982,000     $388,952          $522,684           $706,254
    10          $759,390   $3,982,000        $3,982,000         $3,982,000     $434,119          $599,913           $836,587
    15        $1,302,806   $3,982,000        $3,982,000         $4,041,529     $653,912        $1,048,512         $1,736,629
    20        $1,996,357   $3,982,000        $3,982,000         $6,261,837     $850,529        $1,601,932         $3,212,080
    25        $2,881,524   $3,982,000        $3,982,000         $9,574,264   $1,041,351        $2,341,539         $5,757,408
    30        $4,011,245   $3,982,000        $4,716,499        $14,384,718   $1,149,460        $3,250,911         $9,914,863
    35        $5,453,089   $3,982,000        $5,579,283        $21,334,900     $988,322        $4,282,338        $16,375,445
    40        $7,293,286   $3,982,000        $6,486,051        $31,349,130     $184,568        $5,397,721        $26,088,887
    45        $9,641,897           $0        $7,395,512        $45,460,659           $0        $6,650,922        $40,883,617
    50       $12,639,385           $0        $8,619,937        $67,779,080           $0        $8,534,591        $67,108,000
    55       $16,465,024           $0       $11,223,202       $113,593,332           $0       $11,112,081       $112,468,646
    60       $21,347,617           $0       $14,641,364       $191,757,788           $0       $14,496,400       $189,859,196
    65       $27,579,180           $0       $19,003,900       $323,445,348           $0       $18,815,742       $320,242,919
    66       $29,018,514           $0       $20,011,536       $359,072,416           $0       $19,813,402       $355,517,244
    67       $30,529,815           $0       $21,069,555       $398,616,994           $0       $20,860,945       $394,670,292
    68       $32,116,680           $0       $22,180,475       $442,509,843           $0       $21,960,866       $438,128,557


                          CASH SURRENDER VALUE
   YEAR         0%                6%                12%
----------  ------------------------------------------------
    1            $4,469            $7,380            $10,294
    2           $48,200           $56,794            $65,745
    3           $91,152          $108,278           $126,824
    4          $133,337          $161,917           $194,107
    5          $177,028          $220,066           $270,492
    6          $220,242          $280,836           $354,705
    7          $262,737          $344,081           $447,285
    8          $311,809          $417,431           $556,842
    9          $360,042          $493,774           $677,344
    10         $434,119          $599,913           $836,587
    15         $653,912        $1,048,512         $1,736,629
    20         $850,529        $1,601,932         $3,212,080
    25       $1,041,351        $2,341,539         $5,757,408
    30       $1,149,460        $3,250,911         $9,914,863
    35         $988,322        $4,282,338        $16,375,445
    40         $184,568        $5,397,721        $26,088,887
    45               $0        $6,650,922        $40,883,617
    50               $0        $8,534,591        $67,108,000
    55               $0       $11,112,081       $112,468,646
    60               $0       $14,496,400       $189,859,196
    65               $0       $18,815,742       $320,242,919
    66               $0       $19,813,402       $355,517,244
    67               $0       $20,860,945       $394,670,292
    68               $0       $21,960,866       $438,128,557



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

-------------------------------------------------------------------------------


                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
                      HARTFORD LEADERS VUL JOINT LEGACY II
                          DEATH BENEFIT OPTION: LEVEL
                             $3,982,000 FACE AMOUNT
                   ISSUE AGE: 52 MALE STANDARD NON-NICOTINE,
                        52 FEMALE STANDARD NON-NICOTINE
                            $57,500 PLANNED PREMIUM
                         (BASED ON GUARANTEED CHARGES)



               TOTAL
              PREMIUMS
              WITH 5%                       DEATH BENEFIT                                      ACCOUNT VALUE
   YEAR       INTEREST        0%                 6%                 12%          0%                6%                 12%
------------------------------------------------------------------------------------------------------------------------------
    1            $60,375   $3,982,000         $3,982,000          $3,982,000    $44,498            $47,409             $50,323
    2           $123,769   $3,982,000         $3,982,000          $3,982,000    $88,228            $96,823            $105,774
    3           $190,332   $3,982,000         $3,982,000          $3,982,000   $131,181           $148,307            $166,853
    4           $260,224   $3,982,000         $3,982,000          $3,982,000   $173,348           $201,928            $234,117
    5           $333,610   $3,982,000         $3,982,000          $3,982,000   $214,721           $257,756            $308,178
    6           $410,665   $3,982,000         $3,982,000          $3,982,000   $255,514           $316,094            $389,950
    7           $491,574   $3,982,000         $3,982,000          $3,982,000   $295,453           $376,760            $479,927
    8           $576,527   $3,982,000         $3,982,000          $3,982,000   $341,789           $447,330            $586,663
    9           $665,729   $3,982,000         $3,982,000          $3,982,000   $387,039           $520,620            $704,042
    10          $759,390   $3,982,000         $3,982,000          $3,982,000   $431,111           $596,645            $833,069
    15        $1,302,806   $3,982,000         $3,982,000          $3,982,000   $633,031         $1,023,955          $1,707,587
    20        $1,996,357   $3,982,000         $3,982,000          $6,043,863   $779,378         $1,519,087          $3,100,268
    25        $2,881,524   $3,982,000         $3,982,000          $8,968,047   $837,493         $2,127,895          $5,392,864
    30        $4,011,245   $3,982,000         $4,090,318         $12,875,789   $649,415         $2,819,307          $8,874,813
    35        $5,453,089           $0         $4,629,486         $18,121,891         $0         $3,553,328         $13,909,324
    40        $7,293,286           $0         $5,135,947         $25,183,213         $0         $4,274,158         $20,957,584
    45        $9,641,897           $0         $5,645,923         $34,875,365         $0         $5,077,484         $31,364,064
    50       $12,639,385           $0         $6,518,445         $51,036,768         $0         $6,453,906         $50,531,454
    55       $16,465,024           $0         $8,496,766         $85,009,275         $0         $8,412,640         $84,167,599
    60       $21,347,617           $0        $10,895,481        $140,223,686         $0        $10,787,605        $138,835,333
    65       $27,579,180           $0        $13,763,683        $229,027,304         $0        $13,627,409        $226,759,707
    67       $30,529,815           $0        $15,047,645        $277,814,138         $0        $14,898,658        $275,063,503
    68       $32,116,680           $0        $15,719,888        $305,770,261         $0        $15,564,245        $302,742,832


                          CASH SURRENDER VALUE
   YEAR        0%                6%                 12%
----------  ------------------------------------------------
    1          $4,469             $7,380             $10,294
    2         $48,200            $56,794             $65,745
    3         $91,152           $108,278            $126,824
    4        $133,319           $161,899            $194,088
    5        $176,916           $219,950            $270,373
    6        $219,933           $280,512            $354,369
    7        $262,096           $343,403            $446,570
    8        $310,655           $416,196            $555,529
    9        $358,129           $491,710            $675,133
    10       $431,111           $596,645            $833,069
    15       $633,031         $1,023,955          $1,707,587
    20       $779,378         $1,519,087          $3,100,268
    25       $837,493         $2,127,895          $5,392,864
    30       $649,415         $2,819,307          $8,874,813
    35             $0         $3,553,328         $13,909,324
    40             $0         $4,274,158         $20,957,584
    45             $0         $5,077,484         $31,364,064
    50             $0         $6,453,906         $50,531,454
    55             $0         $8,412,640         $84,167,599
    60             $0        $10,787,605        $138,835,333
    65             $0        $13,627,409        $226,759,707
    67             $0        $14,898,658        $275,063,503
    68             $0        $15,564,245        $302,742,832



These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

58                                           HARTFORD LIFE INSURANCE COMPANY

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WHERE YOU CAN FIND MORE INFORMATION

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

811-07271

811-07273

                                     PART B

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STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD LEADERS VUL JOINT LEGACY II (SERIES II)
SEPARATE ACCOUNT VL II
HARTFORD LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.


DATE OF PROSPECTUS: MAY 2, 2011
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2011

2

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TABLE OF CONTENTS

                                                                           PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") -- Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life Insurance Company is controlled by Hartford Life and Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

SEPARATE ACCOUNT VL II was established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 25, 2011 (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008) and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account VL II as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").


Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2010: $1,039,771; 2009:
$1,194,553; and 2008: $1,695,450. HESCO did not retain any of these commissions.


HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professionals ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described

4

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in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

SALES LOAD -- The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, group, or program ("Eligible Group") in accordance with our rules in effect as of the date the application for a policy is approved. An Eligible Group must satisfy certain criteria such as size, expected number of policy holders, or present or anticipated levels of aggregate premiums, administrative expenses or commissions. We may modify, from time to time on a uniform basis, both the amount of the reductions and the criteria for eligibility. Reductions in charges will not be unfairly discriminatory against any person, including the affected policy holders invested in the Separate Account.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the initial Face Amount. Policies generally will be issued only on the lives of insureds between the ages of 20 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

Cost of insurance rates will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. For preferred and standard risks, the cost of insurance rate will not exceed those based on the 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age, nearest birthday (unisex rates may be required in some states). A table of guaranteed cost of insurance rates per $1,000 will be included in your policy, however, we reserve the right to use rates less than those shown in the table. Special risk classes are used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 2001 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age, nearest birthday (unisex rates may be required in some states) plus any flat extra amount assessed. The multiple will be based on the insured's substandard rating.

INCREASES IN FACE AMOUNT -- At any time after the first policy year, you may request in writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect.

We reserve the right to limit the number of increases or decreases made under a policy to no more than one in any 12 month period.

All requests to increase the Face Amount must be applied for on a new application and accompanied by your policy. All requests will be subject to evidence of insurability satisfactory to us. Any increase approved by us will be effective on the Monthly Activity Date shown on the new policy specifications page, provided that the Monthly Deduction Amount for the first month after the effective date of the increase is made. Each unscheduled increase in Face Amount is subject to an increase fee of 1/12 of $1 per $1,000 of each increase per month for the first 12 months from the effective date of each increase. This amount will not be less than 1/12 of $500 but not greater than 1/12 of $3,000.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as the surrender charge, unamortized tax charge, cost of insurance charge, mortality and expense risk charge, tax expense charge, annual maintenance fee, and the administrative charge. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

-------------------------------------------------------------------------------

FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account for the period ended December 31, 2010 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.


For the most recent quarterly financial statement information for Hartford Life Insurance Company visit www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II AND THE BOARD OF DIRECTORS OF
HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account VL II (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account VL II as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH             INTERNATIONAL              SMALL/MID-CAP
                                           STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 1,347                       44,835                    13,320
                                                 =======                   ==========                  ========
  Cost                                           $11,200                   $1,029,109                  $194,016
                                                 =======                   ==========                  ========
  Market Value                                   $15,325                     $662,218                  $224,704
 Due from Hartford Life Insurance
  Company                                             --                           --                        --
 Receivable from fund shares sold                     --                           --                        --
 Other assets                                         --                           --                        --
                                                 -------                   ----------                  --------
 Total Assets                                     15,325                      662,218                   224,704
                                                 -------                   ----------                  --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                           --                        --
 Payable for fund shares purchased                    --                           --                        --
 Other liabilities                                    --                           --                        --
                                                 -------                   ----------                  --------
 Total Liabilities                                    --                           --                        --
                                                 -------                   ----------                  --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                    $15,325                     $662,218                  $224,704
                                                 =======                   ==========                  ========

                                                                   ALLIANCEBERNSTEIN VPS
                                         ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                            VALUE PORTFOLIO           GROWTH PORTFOLIO
                                              SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  --------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                  386                      8,448
                                                 ======                   ========
  Cost                                           $3,054                   $171,218
                                                 ======                   ========
  Market Value                                   $3,767                   $154,085
 Due from Hartford Life Insurance
  Company                                            --                         --
 Receivable from fund shares sold                    --                         --
 Other assets                                        --                         --
                                                 ------                   --------
 Total Assets                                     3,767                    154,085
                                                 ------                   --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                         --
 Payable for fund shares purchased                   --                         --
 Other liabilities                                   --                         --
                                                 ------                   --------
 Total Liabilities                                   --                         --
                                                 ------                   --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                    $3,767                   $154,085
                                                 ======                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                               CAPITAL                 CORE             INTERNATIONAL
                                          APPRECIATION FUND         EQUITY FUND          GROWTH FUND
                                           SUB-ACCOUNT (A)        SUB-ACCOUNT (B)      SUB-ACCOUNT (C)
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                5,044                 1,095                10,445
                                               ========               =======              ========
  Cost                                         $124,143               $29,522              $256,039
                                               ========               =======              ========
  Market Value                                 $117,536               $29,604              $299,678
 Due from Hartford Life Insurance
  Company                                            --                    --                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                               --------               -------              --------
 Total Assets                                   117,536                29,604               299,678
                                               --------               -------              --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                    --                    --
 Payable for fund shares purchased                   --                    --                    --
 Other liabilities                                   --                    --                    --
                                               --------               -------              --------
 Total Liabilities                                   --                    --                    --
                                               --------               -------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $117,536               $29,604              $299,678
                                               ========               =======              ========

                                            INVESCO V.I.          INVESCO V.I.
                                            MID CAP CORE           SMALL CAP
                                            EQUITY FUND           EQUITY FUND
                                          SUB-ACCOUNT (D)       SUB-ACCOUNT (E)
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              27,426                24,041
                                              ========              ========
  Cost                                        $349,933              $302,725
                                              ========              ========
  Market Value                                $339,805              $397,391
 Due from Hartford Life Insurance
  Company                                           --                    --
 Receivable from fund shares sold                   --                    --
 Other assets                                       --                    --
                                              --------              --------
 Total Assets                                  339,805               397,391
                                              --------              --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                    --
 Payable for fund shares purchased                  --                    --
 Other liabilities                                  --                    --
                                              --------              --------
 Total Liabilities                                  --                    --
                                              --------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $339,805              $397,391
                                              ========              ========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             INVESCO V.I.           INVESCO V.I.           INVESCO V.I.
                                               CAPITAL                 GLOBAL                 GLOBAL
                                           DEVELOPMENT FUND       MULTI-ASSET FUND       REAL ESTATE FUND
                                           SUB-ACCOUNT (F)         SUB-ACCOUNT (H)       SUB-ACCOUNT (I)
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                8,041                  2,116                   605
                                               ========                =======                ======
  Cost                                         $142,991                $30,081                $7,480
                                               ========                =======                ======
  Market Value                                 $107,826                $32,265                $8,215
 Due from Hartford Life Insurance
  Company                                            --                     --                   708
 Receivable from fund shares sold                    --                     --                    --
 Other assets                                        --                     --                    --
                                               --------                -------                ------
 Total Assets                                   107,826                 32,265                 8,923
                                               --------                -------                ------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                     --                    --
 Payable for fund shares purchased                   --                     --                   708
 Other liabilities                                   --                     --                    --
                                               --------                -------                ------
 Total Liabilities                                   --                     --                   708
                                               --------                -------                ------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $107,826                $32,265                $8,215
                                               ========                =======                ======

                                          ALLIANCEBERNSTEIN VPS      AMERICAN FUNDS
                                               REAL ESTATE               GLOBAL
                                          INVESTMENT PORTFOLIO          BOND FUND
                                             SUB-ACCOUNT (J)           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                   2                     6,616
                                                   ===                   =======
  Cost                                             $20                   $75,234
                                                   ===                   =======
  Market Value                                     $22                   $77,934
 Due from Hartford Life Insurance
  Company                                           --                        --
 Receivable from fund shares sold                   --                        --
 Other assets                                       --                        --
                                                   ---                   -------
 Total Assets                                       22                    77,934
                                                   ---                   -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                        --
 Payable for fund shares purchased                  --                        --
 Other liabilities                                  --                        --
                                                   ---                   -------
 Total Liabilities                                  --                        --
                                                   ---                   -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                      $22                   $77,934
                                                   ===                   =======

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g)  Not used.

(h) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

(i)  Formerly AIM V.I. Global Real Estate Fund. Change effective April 30, 2010.

(j)  Funded as of June 24, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                AMERICAN FUNDS                          AMERICAN FUNDS
                                    GLOBAL          AMERICAN FUNDS        BLUE CHIP
                                  GROWTH AND            ASSET             INCOME AND
                                 INCOME FUND       ALLOCATION FUND       GROWTH FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    8,745              478,115             169,556
                                   ========           ==========          ==========
  Cost                              $67,047           $7,375,590          $1,552,738
                                   ========           ==========          ==========
  Market Value                      $86,921           $7,731,122          $1,556,523
 Due from Hartford Life
  Insurance Company                      --                   --                  --
 Receivable from fund shares
  sold                                   --                   --                  --
 Other assets                            --                   --                  --
                                   --------           ----------          ----------
 Total Assets                        86,921            7,731,122           1,556,523
                                   --------           ----------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                   --                  --
 Payable for fund shares
  purchased                              --                   --                  --
 Other liabilities                       --                    1                  --
                                   --------           ----------          ----------
 Total Liabilities                       --                    1                  --
                                   --------           ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                       $86,921           $7,731,121          $1,556,523
                                   ========           ==========          ==========


                                                     AMERICAN FUNDS
                                AMERICAN FUNDS           GLOBAL
                                   BOND FUND          GROWTH FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT
----------------------------  ---------------------------------------
ASSETS:
 Investments:
  Number of Shares                    348,694             100,417
                                  ===========          ==========
  Cost                             $3,737,251          $1,462,338
                                  ===========          ==========
  Market Value                     $3,682,204          $2,156,953
 Due from Hartford Life
  Insurance Company                       266                  --
 Receivable from fund shares
  sold                                     --                  --
 Other assets                              --                  --
                                  -----------          ----------
 Total Assets                       3,682,470           2,156,953
                                  -----------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                        --                  --
 Payable for fund shares
  purchased                               266                  --
 Other liabilities                         --                  --
                                  -----------          ----------
 Total Liabilities                        266                  --
                                  -----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                      $3,682,204          $2,156,953
                                  ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                            GROWTH FUND        GROWTH-INCOME FUND    INTERNATIONAL FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               186,255               229,200               280,390
                                            ============          ============          ============
  Cost                                        $8,850,542            $7,215,790            $5,066,305
                                            ============          ============          ============
  Market Value                               $10,121,097            $7,850,098            $5,041,413
 Due from Hartford Life Insurance
  Company                                            266                   266                 2,284
 Receivable from fund shares sold                     --                    --                    --
 Other assets                                         15                    --                   421
                                            ------------          ------------          ------------
 Total Assets                                 10,121,378             7,850,364             5,044,118
                                            ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                    --                    --
 Payable for fund shares purchased                   266                   266                 2,284
 Other liabilities                                    --                     3                    --
                                            ------------          ------------          ------------
 Total Liabilities                                   266                   269                 2,284
                                            ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $10,121,112            $7,850,095            $5,041,834
                                            ============          ============          ============

                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS         GLOBAL SMALL
                                           NEW WORLD FUND     CAPITALIZATION FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                76,204               165,293
                                            ============          ============
  Cost                                        $1,272,831            $2,650,921
                                            ============          ============
  Market Value                                $1,759,546            $3,529,013
 Due from Hartford Life Insurance
  Company                                          1,416                   106
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                     2
                                            ------------          ------------
 Total Assets                                  1,760,962             3,529,121
                                            ------------          ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                    --
 Payable for fund shares purchased                 1,416                   106
 Other liabilities                                    --                    --
                                            ------------          ------------
 Total Liabilities                                 1,416                   106
                                            ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $1,759,546            $3,529,015
                                            ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                               FIDELITY VIP         FIDELITY VIP        FIDELITY VIP
                              ASSET MANAGER        EQUITY-INCOME           GROWTH
                                PORTFOLIO            PORTFOLIO            PORTFOLIO
                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 39,162               403,076                330
                                 ========            ==========            =======
  Cost                           $638,298            $9,199,341             $9,022
                                 ========            ==========            =======
  Market Value                   $569,410            $7,666,053            $12,111
 Due from Hartford Life
  Insurance Company                    --                    --                 --
 Receivable from fund
  shares sold                          --                    --                 --
 Other assets                          --                    --                 --
                                 --------            ----------            -------
 Total Assets                     569,410             7,666,053             12,111
                                 --------            ----------            -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    --                    --                 --
 Payable for fund shares
  purchased                            --                    --                 --
 Other liabilities                     --                    --                 --
                                 --------            ----------            -------
 Total Liabilities                     --                    --                 --
                                 --------            ----------            -------
NET ASSETS:
 For Variable Life
  Contract Liabilities           $569,410            $7,666,053            $12,111
                                 ========            ==========            =======

                                FIDELITY VIP         FIDELITY VIP
                                 CONTRAFUND            OVERSEAS
                                 PORTFOLIO            PORTFOLIO
                                SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                   93,837              44,048
                                 ==========            ========
  Cost                           $2,453,162            $835,536
                                 ==========            ========
  Market Value                   $2,204,237            $738,688
 Due from Hartford Life
  Insurance Company                   1,416                  --
 Receivable from fund
  shares sold                            --                  --
 Other assets                            --                  --
                                 ----------            --------
 Total Assets                     2,205,653             738,688
                                 ----------            --------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                  --
 Payable for fund shares
  purchased                           1,416                  --
 Other liabilities                       --                  --
                                 ----------            --------
 Total Liabilities                    1,416                  --
                                 ----------            --------
NET ASSETS:
 For Variable Life
  Contract Liabilities           $2,204,237            $738,688
                                 ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                       MID CAP         VALUE STRATEGIES     DYNAMIC CAPAPP
                                      PORTFOLIO           PORTFOLIO            PORTFOLIO
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        43,852              2,363                 299
                                      ==========           ========             =======
  Cost                                $1,347,342            $11,508              $2,024
                                      ==========           ========             =======
  Market Value                        $1,408,962            $23,138              $2,483
 Due from Hartford Life
  Insurance Company                           --                 --                  --
 Receivable from fund shares
  sold                                        --                 --                  --
 Other assets                                 --                 --                  --
                                      ----------           --------             -------
 Total Assets                          1,408,962             23,138               2,483
                                      ----------           --------             -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                     --                 --                  --
 Payable for fund shares
  purchased                                   --                 --                  --
 Other liabilities                            --                 --                  --
                                      ----------           --------             -------
 Total Liabilities                            --                 --                  --
                                      ----------           --------             -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $1,408,962            $23,138              $2,483
                                      ==========           ========             =======

                                   FIDELITY VIP      FIDELITY VIP
                                   FREEDOM 2010      FREEDOM 2020
                                     PORTFOLIO         PORTFOLIO
                                    SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------  ----------------------------------
ASSETS:
 Investments:
  Number of Shares                        17              16,767
                                       =====           =========
  Cost                                  $164            $140,612
                                       =====           =========
  Market Value                          $175            $176,889
 Due from Hartford Life
  Insurance Company                       --                  --
 Receivable from fund shares
  sold                                    --                  --
 Other assets                             --                  --
                                       -----           ---------
 Total Assets                            175             176,889
                                       -----           ---------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                 --                  --
 Payable for fund shares
  purchased                               --                  --
 Other liabilities                        --                  --
                                       -----           ---------
 Total Liabilities                        --                  --
                                       -----           ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                           $175            $176,889
                                       =====           =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                       FRANKLIN
                                           FIDELITY VIP         FIDELITY VIP            RISING
                                           FREEDOM 2030       STRATEGIC INCOME         DIVIDENDS
                                            PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             29,093                 255                 1,371
                                             ========              ======               =======
  Cost                                       $184,589              $2,871               $22,909
                                             ========              ======               =======
  Market Value                               $296,164              $2,891               $25,794
 Due from Hartford Life Insurance
  Company                                          --                  --                 1,416
 Receivable from fund shares sold                  --                  --                    --
 Other assets                                      --                  --                    --
                                             --------              ------               -------
 Total Assets                                 296,164               2,891                27,210
                                             --------              ------               -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --                    --
 Payable for fund shares purchased                 --                  --                 1,416
 Other liabilities                                 --                  --                    --
                                             --------              ------               -------
 Total Liabilities                                 --                  --                 1,416
                                             --------              ------               -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $296,164              $2,891               $25,794
                                             ========              ======               =======

                                                                   FRANKLIN
                                              FRANKLIN           SMALL-MID CAP
                                               INCOME               GROWTH
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares                               73,234               1,212
                                             ==========             =======
  Cost                                       $1,248,995             $20,926
                                             ==========             =======
  Market Value                               $1,085,327             $26,093
 Due from Hartford Life Insurance
  Company                                            --               1,416
 Receivable from fund shares sold                    --                  --
 Other assets                                        --                  --
                                             ----------             -------
 Total Assets                                 1,085,327              27,509
                                             ----------             -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                  --
 Payable for fund shares purchased                   --               1,416
 Other liabilities                                   --                  --
                                             ----------             -------
 Total Liabilities                                   --               1,416
                                             ----------             -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,085,327             $26,093
                                             ==========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             FRANKLIN            FRANKLIN
                                            SMALL CAP           STRATEGIC
                                              VALUE               INCOME            MUTUAL SHARES
                                         SECURITIES FUND     SECURITIES FUND       SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             59,465              56,968                  85,710
                                             ========            ========            ============
  Cost                                       $711,589            $661,019              $1,514,735
                                             ========            ========            ============
  Market Value                               $966,309            $740,014              $1,367,067
 Due from Hartford Life Insurance
  Company                                          --                  --                      --
 Receivable from fund shares sold                  --                  --                      --
 Other assets                                      --                  --                      --
                                             --------            --------            ------------
 Total Assets                                 966,309             740,014               1,367,067
                                             --------            --------            ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --                      --
 Payable for fund shares purchased                 --                  --                      --
 Other liabilities                                 --                  --                      --
                                             --------            --------            ------------
 Total Liabilities                                 --                  --                      --
                                             --------            --------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $966,309            $740,014              $1,367,067
                                             ========            ========            ============

                                              TEMPLETON
                                             DEVELOPING            TEMPLETON
                                               MARKETS              FOREIGN
                                           SECURITIES FUND      SECURITIES FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares                                4,808                8,865
                                              =========             ========
  Cost                                          $38,923             $108,740
                                              =========             ========
  Market Value                                  $54,816             $126,678
 Due from Hartford Life Insurance
  Company                                         1,416                   --
 Receivable from fund shares sold                    --                   --
 Other assets                                        --                   --
                                              ---------             --------
 Total Assets                                    56,232              126,678
                                              ---------             --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                   --
 Payable for fund shares purchased                1,416                   --
 Other liabilities                                   --                   --
                                              ---------             --------
 Total Liabilities                                1,416                   --
                                              ---------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $54,816             $126,678
                                              =========             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                       FRANKLIN
                                            TEMPLETON              MUTUAL              FLEX CAP
                                              GROWTH          GLOBAL DISCOVERY          GROWTH
                                         SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             17,123               40,154                 362
                                             ========             ========              ======
  Cost                                       $193,074             $823,877              $3,041
                                             ========             ========              ======
  Market Value                               $188,520             $834,807              $4,601
 Due from Hartford Life Insurance
  Company                                          --                   --                  --
 Receivable from fund shares sold                  --                   --                  --
 Other assets                                      --                   --                  --
                                             --------             --------              ------
 Total Assets                                 188,520              834,807               4,601
                                             --------             --------              ------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                   --                  --
 Payable for fund shares purchased                 --                   --                  --
 Other liabilities                                 --                   --                  --
                                             --------             --------              ------
 Total Liabilities                                 --                   --                  --
                                             --------             --------              ------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $188,520             $834,807              $4,601
                                             ========             ========              ======


                                             TEMPLETON              HARTFORD
                                            GLOBAL BOND             ADVISERS
                                          SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT (K)
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               80,409                436,857
                                             ==========            ===========
  Cost                                       $1,364,590            $11,413,833
                                             ==========            ===========
  Market Value                               $1,567,172             $8,440,942
 Due from Hartford Life Insurance
  Company                                           708                  1,045
 Receivable from fund shares sold                    --                     --
 Other assets                                        --                      1
                                             ----------            -----------
 Total Assets                                 1,567,880              8,441,988
                                             ----------            -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                            --                     --
 Payable for fund shares purchased                  708                  1,045
 Other liabilities                                   --                     --
                                             ----------            -----------
 Total Liabilities                                  708                  1,045
                                             ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $1,567,172             $8,440,943
                                             ==========            ===========

(k) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL               DIVIDEND
                                             RETURN BOND           APPRECIATION            AND GROWTH
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,197,388                684,423                550,799
                                             ===========            ===========            ===========
  Cost                                       $13,496,998            $31,830,192            $10,556,355
                                             ===========            ===========            ===========
  Market Value                               $13,046,635            $28,991,871            $10,740,174
 Due from Hartford Life Insurance
  Company                                             --                  1,045                  1,416
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                          4                      4                      2
                                             -----------            -----------            -----------
 Total Assets                                 13,046,639             28,992,920             10,741,592
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                     --                     --
 Payable for fund shares purchased                    --                  1,045                  1,416
 Other liabilities                                    --                     --                     --
                                             -----------            -----------            -----------
 Total Liabilities                                    --                  1,045                  1,416
                                             -----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $13,046,639            $28,991,875            $10,740,176
                                             ===========            ===========            ===========


                                             HARTFORD            HARTFORD
                                          GLOBAL RESEARCH      GLOBAL GROWTH
                                             HLS FUND            HLS FUND
                                          SUB-ACCOUNT (L)       SUB-ACCOUNT
--------------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares                              1,525               1,182
                                              =======             =======
  Cost                                        $12,425             $15,213
                                              =======             =======
  Market Value                                $15,159             $18,473
 Due from Hartford Life Insurance
  Company                                          --                  --
 Receivable from fund shares sold                  --                  --
 Other assets                                      --                  --
                                              -------             -------
 Total Assets                                  15,159              18,473
                                              -------             -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --
 Payable for fund shares purchased                 --                  --
 Other liabilities                                 --                  --
                                              -------             -------
 Total Liabilities                                 --                  --
                                              -------             -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $15,159             $18,473
                                              =======             =======

(l)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             HARTFORD                                 HARTFORD
                                           DISCIPLINED           HARTFORD              GROWTH
                                              EQUITY              GROWTH           OPPORTUNITIES
                                             HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (M)       SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             82,852               1,376               36,433
                                             ========             =======             ========
  Cost                                       $956,105             $14,366             $986,426
                                             ========             =======             ========
  Market Value                               $977,166             $16,530             $942,219
 Due from Hartford Life Insurance
  Company                                         703                  --                   --
 Receivable from fund shares sold                  --                  --                   --
 Other assets                                       1                  --                   --
                                             --------             -------             --------
 Total Assets                                 977,870              16,530              942,219
                                             --------             -------             --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --                   --
 Payable for fund shares purchased                703                  --                   --
 Other liabilities                                 --                  --                   --
                                             --------             -------             --------
 Total Liabilities                                703                  --                   --
                                             --------             -------             --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $977,167             $16,530             $942,219
                                             ========             =======             ========


                                             HARTFORD             HARTFORD
                                            HIGH YIELD              INDEX
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares                             66,913                378,718
                                             ========            ===========
  Cost                                       $543,935            $10,433,623
                                             ========            ===========
  Market Value                               $612,569             $9,922,332
 Due from Hartford Life Insurance
  Company                                         708                  9,567
 Receivable from fund shares sold                  --                     --
 Other assets                                      --                      2
                                             --------            -----------
 Total Assets                                 613,277              9,931,901
                                             --------            -----------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                     --
 Payable for fund shares purchased                708                  9,567
 Other liabilities                                 --                     --
                                             --------            -----------
 Total Liabilities                                708                  9,567
                                             --------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $612,569             $9,922,334
                                             ========            ===========

(m) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD
                               INTERNATIONAL         SMALL/MID CAP          HARTFORD
                               OPPORTUNITIES            EQUITY               MIDCAP
                                  HLS FUND             HLS FUND             HLS FUND
                             SUB-ACCOUNT (N)(O)     SUB-ACCOUNT (P)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  483,125               1,783               146,401
                                 ==========             =======            ==========
  Cost                           $6,427,287             $12,366            $3,160,295
                                 ==========             =======            ==========
  Market Value                   $6,020,540             $17,560            $3,808,406
 Due from Hartford Life
  Insurance Company                      --                  --                    --
 Receivable from fund
  shares sold                            --                  --                    --
 Other assets                            --                  --                    --
                                 ----------             -------            ----------
 Total Assets                     6,020,540              17,560             3,808,406
                                 ----------             -------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                  --                    --
 Payable for fund shares
  purchased                              --                  --                    --
 Other liabilities                        1                  --                     1
                                 ----------             -------            ----------
 Total Liabilities                        1                  --                     1
                                 ----------             -------            ----------
NET ASSETS:
 For Variable Life
  Contract Liabilities           $6,020,539             $17,560            $3,808,405
                                 ==========             =======            ==========


                                 HARTFORD            HARTFORD
                               MIDCAP VALUE        MONEY MARKET
                                 HLS FUND            HLS FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares                 74,044            9,896,455
                                 ========           ==========
  Cost                           $901,695           $9,896,455
                                 ========           ==========
  Market Value                   $764,325           $9,896,455
 Due from Hartford Life
  Insurance Company                    --                   --
 Receivable from fund
  shares sold                          --                5,372
 Other assets                          --                   --
                                 --------           ----------
 Total Assets                     764,325            9,901,827
                                 --------           ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                    --                5,372
 Payable for fund shares
  purchased                            --                   --
 Other liabilities                     --                   --
                                 --------           ----------
 Total Liabilities                     --                5,372
                                 --------           ----------
NET ASSETS:
 For Variable Life
  Contract Liabilities           $764,325           $9,896,455
                                 ========           ==========

(n) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(o) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(p) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD              HARTFORD
                                           SMALL COMPANY        SMALLCAP GROWTH            STOCK
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               228,093                   431               303,163
                                            ============          ============          ============
  Cost                                        $3,333,849                $7,937           $15,948,990
                                            ============          ============          ============
  Market Value                                $4,028,755                $9,215           $12,424,796
 Due from Hartford Life Insurance
  Company                                             --                    --                    --
 Receivable from fund shares sold                     --                    --                    --
 Other assets                                         --                    --                     3
                                            ------------          ------------          ------------
 Total Assets                                  4,028,755                 9,215            12,424,799
                                            ------------          ------------          ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                    --                    --
 Payable for fund shares purchased                    --                    --                    --
 Other liabilities                                     1                    --                    --
                                            ------------          ------------          ------------
 Total Liabilities                                     1                    --                    --
                                            ------------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $4,028,754                $9,215           $12,424,799
                                            ============          ============          ============

                                              HARTFORD
                                          U.S. GOVERNMENT           HARTFORD
                                             SECURITIES              VALUE
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (Q)(R)
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               162,322               235,286
                                            ============          ============
  Cost                                        $1,728,245            $2,361,259
                                            ============          ============
  Market Value                                $1,697,167            $2,534,529
 Due from Hartford Life Insurance
  Company                                             --                 9,781
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                    --
                                            ------------          ------------
 Total Assets                                  1,697,167             2,544,310
                                            ------------          ------------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                    --
 Payable for fund shares purchased                    --                 9,781
 Other liabilities                                    --                    --
                                            ------------          ------------
 Total Liabilities                                    --                 9,781
                                            ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $1,697,167            $2,534,529
                                            ============          ============

(q) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(r) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   LORD ABBETT           LORD ABBETT          LORD ABBETT
                                CAPITAL STRUCTURE       BOND-DEBENTURE         GROWTH &
                                    PORTFOLIO             PORTFOLIO           INCOME FUND
                                 SUB-ACCOUNT (S)         SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     3,034                 21,822               2,587
                                     =======               ========             =======
  Cost                               $45,898               $225,450             $75,173
                                     =======               ========             =======
  Market Value                       $40,624               $260,332             $61,502
 Due from Hartford Life
  Insurance Company                       --                    708                  --
 Receivable from fund shares
  sold                                    --                     --                  --
 Other assets                             --                     --                  --
                                     -------               --------             -------
 Total Assets                         40,624                261,040              61,502
                                     -------               --------             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                     --                  --
 Payable for fund shares
  purchased                               --                    708                  --
 Other liabilities                        --                     --                  --
                                     -------               --------             -------
 Total Liabilities                        --                    708                  --
                                     -------               --------             -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $40,624               $260,332             $61,502
                                     =======               ========             =======


                                 MFS GROWTH       MFS INVESTORS
                                   SERIES         TRUST SERIES
                                SUB-ACCOUNT        SUB-ACCOUNT
----------------------------  -----------------------------------
ASSETS:
 Investments:
  Number of Shares                     7                 813
                                    ====             =======
  Cost                              $132             $16,180
                                    ====             =======
  Market Value                      $179             $16,286
 Due from Hartford Life
  Insurance Company                   --                  --
 Receivable from fund shares
  sold                                --                  --
 Other assets                         --                  --
                                    ----             -------
 Total Assets                        179              16,286
                                    ----             -------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   --                  --
 Payable for fund shares
  purchased                           --                  --
 Other liabilities                    --                  --
                                    ----             -------
 Total Liabilities                    --                  --
                                    ----             -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                       $179             $16,286
                                    ====             =======

(s)  Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              MFS NEW              MFS TOTAL            MFS VALUE
                                          DISCOVERY SERIES       RETURN SERIES            SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               7,377                109,815              46,962
                                              ========             ==========            ========
  Cost                                        $105,398             $2,182,459            $506,633
                                              ========             ==========            ========
  Market Value                                $135,067             $2,054,641            $609,560
 Due from Hartford Life Insurance
  Company                                           --                     --                 708
 Receivable from fund shares sold                   --                     --                  --
 Other assets                                       --                     --                  --
                                              --------             ----------            --------
 Total Assets                                  135,067              2,054,641             610,268
                                              --------             ----------            --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                     --                  --
 Payable for fund shares purchased                  --                     --                 708
 Other liabilities                                  --                     --                  --
                                              --------             ----------            --------
 Total Liabilities                                  --                     --                 708
                                              --------             ----------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $135,067             $2,054,641            $609,560
                                              ========             ==========            ========

                                                                  UIF MID CAP
                                            MFS RESEARCH            GROWTH
                                          BOND SERIES FUND         PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT (T)
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares                              42,292                8,011
                                              ========              =======
  Cost                                        $524,180              $60,403
                                              ========              =======
  Market Value                                $535,420              $96,212
 Due from Hartford Life Insurance
  Company                                           --                   --
 Receivable from fund shares sold                   --                   --
 Other assets                                       --                   --
                                              --------              -------
 Total Assets                                  535,420               96,212
                                              --------              -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                   --
 Payable for fund shares purchased                  --                   --
 Other liabilities                                  --                   --
                                              --------              -------
 Total Liabilities                                  --                   --
                                              --------              -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $535,420              $96,212
                                              ========              =======

(t) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              INVESCO
                                          VAN KAMPEN V.I.          OPPENHEIMER            OPPENHEIMER
                                              MID CAP                CAPITAL           GLOBAL SECURITIES
                                             VALUE FUND         APPRECIATION FUND           FUND/VA
                                          SUB-ACCOUNT (U)          SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              10,770                  2,990                 11,402
                                              ========               ========               ========
  Cost                                        $169,274               $110,261               $383,673
                                              ========               ========               ========
  Market Value                                $136,991               $119,575               $342,501
 Due from Hartford Life Insurance
  Company                                           --                     --                     --
 Receivable from fund shares sold                   --                     --                     --
 Other assets                                       --                     --                     --
                                              --------               --------               --------
 Total Assets                                  136,991                119,575                342,501
                                              --------               --------               --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                           --                     --                     --
 Payable for fund shares purchased                  --                     --                     --
 Other liabilities                                  --                     --                     --
                                              --------               --------               --------
 Total Liabilities                                  --                     --                     --
                                              --------               --------               --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $136,991               $119,575               $342,501
                                              ========               ========               ========

                                                              OPPENHEIMER
                                           OPPENHEIMER        MAIN STREET
                                           MAIN STREET         SMALL CAP
                                             FUND/VA            FUND/VA
                                           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------
ASSETS:
 Investments:
  Number of Shares                               860              4,650
                                             =======            =======
  Cost                                       $18,864            $49,407
                                             =======            =======
  Market Value                               $17,802            $81,377
 Due from Hartford Life Insurance
  Company                                         --                 --
 Receivable from fund shares sold                 --                 --
 Other assets                                     --                 --
                                             -------            -------
 Total Assets                                 17,802             81,377
                                             -------            -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                         --                 --
 Payable for fund shares purchased                --                 --
 Other liabilities                                --                 --
                                             -------            -------
 Total Liabilities                                --                 --
                                             -------            -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $17,802            $81,377
                                             =======            =======

(u) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                               OPPENHEIMER         PUTNAM VT           PUTNAM VT
                                  VALUE           DIVERSIFIED         GLOBAL ASSET
                                 FUND/VA          INCOME FUND       ALLOCATION FUND
                               SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   293              56,819              42,386
                                  ======            ========            ========
  Cost                            $2,674            $424,471            $704,605
                                  ======            ========            ========
  Market Value                    $3,000            $445,128            $627,328
 Due from Hartford Life
  Insurance Company                   --                  --                  --
 Receivable from fund
  shares sold                         --                  --                  --
 Other assets                         --                  --                  --
                                  ------            --------            --------
 Total Assets                      3,000             445,128             627,328
                                  ------            --------            --------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                   --                  --                  --
 Payable for fund shares
  purchased                           --                  --                  --
 Other liabilities                    --                  --                  --
                                  ------            --------            --------
 Total Liabilities                    --                  --                  --
                                  ------            --------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $3,000            $445,128            $627,328
                                  ======            ========            ========

                                  PUTNAM VT             PUTNAM VT
                                    GLOBAL              GROWTH AND
                                 EQUITY FUND           INCOME FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT
---------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   251,227               362,623
                                  ==========            ==========
  Cost                            $4,362,698            $9,546,825
                                  ==========            ==========
  Market Value                    $2,740,886            $5,914,349
 Due from Hartford Life
  Insurance Company                      342                    --
 Receivable from fund
  shares sold                             --                    --
 Other assets                             --                    --
                                  ----------            ----------
 Total Assets                      2,741,228             5,914,349
                                  ----------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                       --                    --
 Payable for fund shares
  purchased                              342                    --
 Other liabilities                        --                    --
                                  ----------            ----------
 Total Liabilities                       342                    --
                                  ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                     $2,740,886            $5,914,349
                                  ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  PUTNAM VT           PUTNAM VT
                                GLOBAL HEALTH            HIGH             PUTNAM VT
                                  CARE FUND           YIELD FUND         INCOME FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    8,779              347,507             216,335
                                   ========           ==========          ==========
  Cost                              $89,864           $4,066,466          $2,705,605
                                   ========           ==========          ==========
  Market Value                     $108,855           $2,442,790          $2,625,903
 Due from Hartford Life
  Insurance Company                      --                   --                  --
 Receivable from fund shares
  sold                                   --                   --                  --
 Other assets                            --                   --                  --
                                   --------           ----------          ----------
 Total Assets                       108,855            2,442,790           2,625,903
                                   --------           ----------          ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                   --                  --
 Payable for fund shares
  purchased                              --                   --                  --
 Other liabilities                       --                   --                  --
                                   --------           ----------          ----------
 Total Liabilities                       --                   --                  --
                                   --------           ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                      $108,855           $2,442,790          $2,625,903
                                   ========           ==========          ==========

                                   PUTNAM VT           PUTNAM VT
                                 INTERNATIONAL       INTERNATIONAL
                                  VALUE FUND          EQUITY FUND
                                SUB-ACCOUNT (V)       SUB-ACCOUNT
----------------------------  ---------------------------------------
ASSETS:
 Investments:
  Number of Shares                    5,951               138,307
                                    =======            ==========
  Cost                              $86,089            $2,379,908
                                    =======            ==========
  Market Value                      $56,238            $1,646,496
 Due from Hartford Life
  Insurance Company                      --                    --
 Receivable from fund shares
  sold                                   --                    --
 Other assets                            --                    --
                                    -------            ----------
 Total Assets                        56,238             1,646,496
                                    -------            ----------
LIABILITIES:
 Due to Hartford Life
  Insurance Company                      --                    --
 Payable for fund shares
  purchased                              --                    --
 Other liabilities                       --                    --
                                    -------            ----------
 Total Liabilities                       --                    --
                                    -------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                       $56,238            $1,646,496
                                    =======            ==========

(v) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             PUTNAM VT                             PUTNAM VT
                                           INTERNATIONAL         PUTNAM VT           MONEY
                                            GROWTH FUND       INVESTORS FUND      MARKET FUND
                                          SUB-ACCOUNT (W)       SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              1,019               5,196              284
                                              =======             =======             ====
  Cost                                        $13,394             $49,010             $284
                                              =======             =======             ====
  Market Value                                $17,608             $52,742             $284
 Due from Hartford Life Insurance
  Company                                          --                  --               --
 Receivable from fund shares sold                  --                  --               --
 Other assets                                      --                  --               --
                                              -------             -------             ----
 Total Assets                                  17,608              52,742              284
                                              -------             -------             ----
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                  --               --
 Payable for fund shares purchased                 --                  --               --
 Other liabilities                                 --                  --               --
                                              -------             -------             ----
 Total Liabilities                                 --                  --               --
                                              -------             -------             ----
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $17,608             $52,742             $284
                                              =======             =======             ====

                                              PUTNAM VT             PUTNAM VT            PUTNAM VT
                                              MULTI-CAP             SMALL CAP          GEORGE PUTNAM
                                             GROWTH FUND            VALUE FUND         BALANCED FUND
                                          SUB-ACCOUNT (X)(Y)       SUB-ACCOUNT        SUB-ACCOUNT (Z)
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               192,216               12,348               6,533
                                              ==========             ========             =======
  Cost                                        $3,395,046             $229,222             $65,242
                                              ==========             ========             =======
  Market Value                                $3,972,507             $170,150             $47,101
 Due from Hartford Life Insurance
  Company                                            342                   --                  --
 Receivable from fund shares sold                     --                   --                  --
 Other assets                                         --                   --                  --
                                              ----------             --------             -------
 Total Assets                                  3,972,849              170,150              47,101
                                              ----------             --------             -------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                             --                   --                  --
 Payable for fund shares purchased                   342                   --                  --
 Other liabilities                                    --                   --                  --
                                              ----------             --------             -------
 Total Liabilities                                   342                   --                  --
                                              ----------             --------             -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $3,972,507             $170,150             $47,101
                                              ==========             ========             =======

(w) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(x)  Formerly Putnam VT New Opportunities Fund. Change effective September 1,
     2010.

(y) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(z) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT                                   PUTNAM VT
                                              GLOBAL             PUTNAM VT               CAPITAL
                                          UTILITIES FUND        VOYAGER FUND        OPPORTUNITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             23,694               198,905                12,008
                                             ========            ==========              ========
  Cost                                       $328,122            $6,627,792              $178,415
                                             ========            ==========              ========
  Market Value                               $311,573            $7,743,140              $197,047
 Due from Hartford Life Insurance
  Company                                          --                 1,131                    --
 Receivable from fund shares sold                  --                    --                    --
 Other assets                                      --                    --                    --
                                             --------            ----------              --------
 Total Assets                                 311,573             7,744,271               197,047
                                             --------            ----------              --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                    --                    --
 Payable for fund shares purchased                 --                 1,131                    --
 Other liabilities                                 --                    --                    --
                                             --------            ----------              --------
 Total Liabilities                                 --                 1,131                    --
                                             --------            ----------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $311,573            $7,743,140              $197,047
                                             ========            ==========              ========

                                                                   INVESCO
                                            PUTNAM VT          VAN KAMPEN V.I.           INVESCO
                                              EQUITY             GROWTH AND          VAN KAMPEN V.I.
                                           INCOME FUND           INCOME FUND          COMSTOCK FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (AA)       SUB-ACCOUNT (AB)
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             31,232                1,983                 34,626
                                             ========              =======               ========
  Cost                                       $335,974              $31,685               $454,928
                                             ========              =======               ========
  Market Value                               $420,927              $36,425               $404,084
 Due from Hartford Life Insurance
  Company                                          --                   --                     --
 Receivable from fund shares sold                  --                   --                     --
 Other assets                                      --                   --                     --
                                             --------              -------               --------
 Total Assets                                 420,927               36,425                404,084
                                             --------              -------               --------
LIABILITIES:
 Due to Hartford Life Insurance
  Company                                          --                   --                     --
 Payable for fund shares purchased                 --                   --                     --
 Other liabilities                                 --                   --                     --
                                             --------              -------               --------
 Total Liabilities                                 --                   --                     --
                                             --------              -------               --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $420,927              $36,425               $404,084
                                             ========              =======               ========

(aa) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(ab) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                         UNITS
                                                        OWNED BY             UNIT          CONTRACT
                                                      PARTICIPANTS       FAIR VALUE #     LIABILITY
----------------------------------------------------------------------------------------------------
DEFERRED LIFE CONTRACTS (BY SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio -- Class B                                      1,501          $10.210277         $15,325
AllianceBernstein VPS International Value
 Portfolio -- Class B                                     77,798            8.511980         662,218
AllianceBernstein VPS Small/Mid-Cap Value
 Portfolio -- Class B                                     16,614           13.525397         224,704
AllianceBernstein VPS Value Portfolio -- Class B             431            8.740814           3,767
AllianceBernstein VPS International Growth
 Portfolio -- Class B                                     16,409            9.390573         154,085
Invesco V.I. Capital Appreciation Fund -- Class
 S1                                                       11,587           10.143783         117,536
Invesco V.I. Core Equity Fund -- Class S1                  1,922           15.401643          29,604
Invesco V.I. International Growth Fund -- Class
 S1                                                       30,228            9.913898         299,678
Invesco V.I. Mid Cap Core Equity Fund -- Class S1         18,814           18.061560         339,805
Invesco V.I. Small Cap Equity Fund -- Class S1            28,790           13.803070         397,391
Invesco V.I. Capital Development Fund -- Class S1          9,041           11.925883         107,826
Invesco V.I. Global Multi-Asset Fund -- Class S1           2,017           15.998138          32,265
Invesco V.I. Global Real Estate Fund -- Class S1             582           14.124702           8,215
AllianceBernstein VPS Real Estate Investment
 Portfolio -- Class B                                          1           16.976140              22
American Funds Global Bond Fund -- Class 2                 6,784           11.488176          77,934
American Funds Global Growth and Income Fund --
 Class 2                                                   9,065            9.588656          86,921
American Funds Asset Allocation Fund -- Class 2          492,126           15.709635       7,731,121
American Funds Blue Chip Income and Growth Fund --
 Class 2                                                 104,296           14.924145       1,556,523
American Funds Bond Fund -- Class 2                      276,581           13.313285       3,682,204
American Funds Global Growth Fund -- Class 2            1,281,680           1.682911       2,156,953
American Funds Growth Fund -- Class 2                   8,239,283           1.228397      10,121,112
American Funds Growth-Income Fund -- Class 2            5,633,387           1.393495       7,850,095
American Funds International Fund -- Class 2             218,446           23.080421       5,041,834
American Funds New World Fund -- Class 2                  55,408           31.756414       1,759,546
American Funds Global Small Capitalization Fund --
 Class 2                                                1,557,712           2.265511       3,529,015
Fidelity VIP Asset Manager Portfolio -- Class
 INIT                                                    206,212            2.761290         569,410
Fidelity VIP Equity-Income Portfolio -- Class
 INIT                                                   2,651,897           2.878704       7,634,027
Fidelity VIP Equity-Income Portfolio -- Class
 SRV2                                                      2,974           10.769489          32,026
Fidelity VIP Growth Portfolio -- Class SRV2                1,290            9.388340          12,111
Fidelity VIP Contrafund Portfolio -- Class SRV2          173,780           12.684040       2,204,237
Fidelity VIP Overseas Portfolio -- Class INIT            308,332            2.395759         738,688
Fidelity VIP Mid Cap Portfolio -- Class SRV2              94,201           14.957023       1,408,962
Fidelity VIP Value Strategies Portfolio -- Class
 SRV2                                                      2,156           10.734145          23,138
Fidelity VIP Dynamic CapApp Portfolio -- Class
 SRV2                                                        240           10.368529           2,483
Fidelity VIP Freedom 2010 Portfolio -- Class SRV2             16           10.896238             175
Fidelity VIP Freedom 2020 Portfolio -- Class SRV2         16,788           10.536819         176,889
Fidelity VIP Freedom 2030 Portfolio -- Class SRV2         29,045           10.196865         296,164
Fidelity VIP Strategic Income Portfolio -- Class
 SRV2                                                        239           12.086384           2,891
Franklin Rising Dividends Securities Fund -- Class
 2                                                         1,914           13.474687          25,794
Franklin Income Securities Fund -- Class 2                85,058           12.759824       1,085,327
Franklin Small-Mid Cap Growth Securities Fund --
 Class 2                                                   2,180           11.968326          26,093
Franklin Small Cap Value Securities Fund -- Class
 2                                                        46,565           20.751900         966,309
Franklin Strategic Income Securities Fund -- Class
 1                                                        59,584           12.419716         740,014
Mutual Shares Securities Fund -- Class 2                  89,384           15.294362       1,367,067
Templeton Developing Markets Securities Fund --
 Class 1                                                   5,213           10.515299          54,816
Templeton Foreign Securities Fund -- Class 2              13,136            9.643395         126,678
Templeton Growth Securities Fund -- Class 2               19,417            9.709116         188,520
Mutual Global Discovery Securities Fund -- Class
 2                                                        66,093           12.630777         834,807
Franklin Flex Cap Growth Securities Fund -- Class
 2                                                           406           11.330548           4,601
Templeton Global Bond Securities Fund -- Class 2          98,689           15.879928       1,567,172
Hartford Advisers HLS Fund -- Class IA                  2,479,868           3.403787       8,440,943
Hartford Total Return Bond HLS Fund -- Class IA         4,619,542           2.824228      13,046,639
Hartford Capital Appreciation HLS Fund -- Class
 IA                                                     4,091,435           7.085992      28,991,875
Hartford Dividend and Growth HLS Fund -- Class IA       2,557,073           4.200184      10,740,176
Hartford Global Research HLS Fund -- Class IA              1,503           10.051239          15,159
Hartford Global Growth HLS Fund -- Class IA               15,517            1.190460          18,473
Hartford Disciplined Equity HLS Fund -- Class IA         653,762            1.494683         977,167
Hartford Growth HLS Fund -- Class IA                       1,550           10.664475          16,530
Hartford Growth Opportunities HLS Fund -- Class
 IA                                                       47,613           19.789063         942,219
Hartford High Yield HLS Fund -- Class IA                  45,333           13.512623         612,569

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                         UNITS
                                                        OWNED BY             UNIT          CONTRACT
                                                      PARTICIPANTS       FAIR VALUE #     LIABILITY
----------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA                     2,752,584          $3.604734      $9,922,334
Hartford International Opportunities HLS Fund --
 Class IA                                               1,817,668           3.312232       6,020,539
Hartford Small/Mid Cap Equity HLS Fund -- Class
 IA                                                        1,624           10.814342          17,560
Hartford MidCap HLS Fund -- Class IA                     869,246            4.381274       3,808,405
Hartford MidCap Value HLS Fund -- Class IA                36,654           20.852684         764,325
Hartford Money Market HLS Fund -- Class IA              5,508,316           1.796639       9,896,455
Hartford Small Company HLS Fund -- Class IA             1,660,089           2.426831       4,028,754
Hartford SmallCap Growth HLS Fund -- Class IA                713           12.920333           9,215
Hartford Stock HLS Fund -- Class IA                     3,300,898           3.764066      12,424,799
Hartford U.S. Government Securities HLS Fund --
 Class IA                                                158,900           10.435767       1,697,167
Hartford Value HLS Fund -- Class IA                      229,735           10.230173       2,534,529
Lord Abbett Capital Structure Portfolio -- Class
 VC                                                        3,285           12.365526          40,624
Lord Abbett Bond-Debenture Portfolio -- Class VC          20,465           12.720824         260,332
Lord Abbett Growth & Income Fund -- Class VC               5,508           11.165635          61,502
MFS Growth Series -- Class INIT                               16           10.915241             179
MFS Investors Trust Series -- Class INIT                   1,327           12.274423          16,286
MFS New Discovery Series -- Class INIT                     6,346           21.283072         135,067
MFS Total Return Series -- Class INIT                    141,392           14.531519       2,054,641
MFS Value Series -- Class INIT                            60,429           10.087285         609,560
MFS Research Bond Series Fund -- Class INIT               44,273           12.093730         535,420
UIF Mid Cap Growth Portfolio -- Class II                   7,822           12.300233          96,212
Invesco Van Kampen V.I. Mid Cap Value Fund --
 Class S2                                                 12,785           10.715150         136,991
Oppenheimer Capital Appreciation Fund -- Class
 SRV                                                      10,954           10.915899         119,575
Oppenheimer Global Securities Fund/VA -- Class
 SRV                                                      26,697           12.829306         342,501
Oppenheimer Main Street Fund/VA -- Class SRV               1,579           11.271167          17,802
Oppenheimer Main Street Small Cap Fund/VA -- Class
 SRV                                                       7,066           11.516057          81,377
Oppenheimer Value Fund/VA -- Class SRV                       304            9.859710           3,000
Putnam VT Diversified Income Fund -- Class IA              3,553           26.192973          93,067
Putnam VT Diversified Income Fund -- Class IB             27,969           12.587405         352,061
Putnam VT Global Asset Allocation Fund -- Class
 IA                                                       20,262           30.806593         624,201
Putnam VT Global Asset Allocation Fund -- Class
 IB                                                          288           10.858668           3,127
Putnam VT Global Equity Fund -- Class IA                 107,048           25.604302       2,740,886
Putnam VT Growth and Income Fund -- Class IA             183,656           32.170965       5,908,403
Putnam VT Growth and Income Fund -- Class IB                 451           13.170377           5,946
Putnam VT Global Health Care Fund -- Class IA              7,037           15.468968         108,855
Putnam VT High Yield Fund -- Class IA                     73,176           33.089518       2,421,354
Putnam VT High Yield Fund -- Class IB                      1,196           17.930173          21,436
Putnam VT Income Fund -- Class IA                         92,869           27.802373       2,581,984
Putnam VT Income Fund -- Class IB                          3,062           14.343729          43,919
Putnam VT International Value Fund -- Class IA             3,428           16.321304          55,953
Putnam VT International Value Fund -- Class IB                35            8.043728             285
Putnam VT International Equity Fund -- Class IA           93,308           16.931002       1,579,804
Putnam VT International Equity Fund -- Class IB            4,060           16.424598          66,692
Putnam VT International Growth Fund -- Class IA            1,007           17.492096          17,608
Putnam VT Investors Fund -- Class IA                       4,994           10.560103          52,742
Putnam VT Money Market Fund -- Class IA                      157            1.802966             284
Putnam VT Multi-Cap Growth Fund -- Class IA              155,541           25.291913       3,933,938
Putnam VT Multi-Cap Growth Fund -- Class IB                2,484           15.528059          38,569
Putnam VT Small Cap Value Fund -- Class IB                16,439           10.350514         170,150
Putnam VT George Putnam Balanced Fund -- Class IA          3,513           13.409259          47,101
Putnam VT Global Utilities Fund -- Class IA               10,677           29.182239         311,573
Putnam VT Voyager Fund -- Class IA                       179,979           42.844173       7,711,052
Putnam VT Voyager Fund -- Class IB                         1,858           17.266105          32,088
Putnam VT Capital Opportunities Fund -- Class IB           9,881           19.942323         197,047
Putnam VT Equity Income Fund -- Class IA                  10,091           15.639461         157,819
Putnam VT Equity Income Fund -- Class IB                  16,191           16.249834         263,108
Invesco Van Kampen V.I. Growth and Income Fund --
 Class S2                                                  3,547           10.267992          36,425
Invesco Van Kampen V.I. Comstock Fund -- Class S2         36,011           11.221180         404,084

#  Rounded unit values

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH             INTERNATIONAL              SMALL/MID-CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO            VALUE PORTFOLIO
                                              SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $349                    $16,666                       $468
                                                 ------                    -------                    -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       23                      2,717                       (336)
 Net realized gain on distributions                  --                         --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,079                     12,020                     42,059
                                                 ------                    -------                    -------
  Net gain (loss) on investments                  1,102                     14,737                     41,723
                                                 ------                    -------                    -------
  Net increase (decrease) in net
   assets resulting from operations              $1,451                    $31,403                    $42,191
                                                 ======                    =======                    =======

                                                                    ALLIANCEBERNSTEIN VPS
                                         ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                            VALUE PORTFOLIO           GROWTH PORTFOLIO
                                              SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $58                      $2,452
                                                  ----                     -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      38                        (376)
 Net realized gain on distributions                 --                          --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         357                      14,845
                                                  ----                     -------
  Net gain (loss) on investments                   395                      14,469
                                                  ----                     -------
  Net increase (decrease) in net
   assets resulting from operations               $453                     $16,921
                                                  ====                     =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            INVESCO V.I.          INVESCO V.I.         INVESCO V.I.
                                               CAPITAL                CORE             INTERNATIONAL
                                          APPRECIATION FUND        EQUITY FUND          GROWTH FUND
                                           SUB-ACCOUNT (A)       SUB-ACCOUNT (B)      SUB-ACCOUNT (C)
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $834                  $279               $5,410
                                               -------               -------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     963                (3,008)                 700
 Net realized gain on distributions                 --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      14,799                 2,913               25,651
                                               -------               -------              -------
  Net gain (loss) on investments                15,762                   (95)              26,351
                                               -------               -------              -------
  Net increase (decrease) in net
   assets resulting from operations            $16,596                  $184              $31,761
                                               =======               =======              =======

                                           INVESCO V.I.         INVESCO V.I.
                                           MID CAP CORE           SMALL CAP
                                            EQUITY FUND          EQUITY FUND
                                          SUB-ACCOUNT (D)      SUB-ACCOUNT (E)
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,931                 $ --
                                              -------              -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  3,566                  994
 Net realized gain on distributions                --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     39,212               85,918
                                              -------              -------
  Net gain (loss) on investments               42,778               86,912
                                              -------              -------
  Net increase (decrease) in net
   assets resulting from operations           $44,709              $86,912
                                              =======              =======

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            INVESCO V.I.            INVESCO V.I.           INVESCO V.I.
                                               CAPITAL                 GLOBAL                 GLOBAL
                                          DEVELOPMENT FUND        MULTI-ASSET FUND       REAL ESTATE FUND
                                           SUB-ACCOUNT (F)        SUB-ACCOUNT (H)        SUB-ACCOUNT (I)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                    $85                   $341
                                               -------                 ------                 ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   2,210                      8                     31
 Net realized gain on distributions                 --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      15,718                  2,103                    735
                                               -------                 ------                 ------
  Net gain (loss) on investments                17,928                  2,111                    766
                                               -------                 ------                 ------
  Net increase (decrease) in net
   assets resulting from operations            $17,928                 $2,196                 $1,107
                                               =======                 ======                 ======

                                          ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS
                                               REAL ESTATE                GLOBAL
                                          INVESTMENT PORTFOLIO          BOND FUND
                                             SUB-ACCOUNT (J)           SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $ --                   $2,100
                                                  -----                   ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       --                       (5)
 Net realized gain on distributions                  --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            2                      349
                                                  -----                   ------
  Net gain (loss) on investments                      2                      344
                                                  -----                   ------
  Net increase (decrease) in net
   assets resulting from operations                  $2                   $2,444
                                                  =====                   ======

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g)  Not used.

(h) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

(i)  Formerly AIM V.I. Global Real Estate Fund. Change effective April 30, 2010.

(j)  Funded as of June 24, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS                              AMERICAN FUNDS
                                               GLOBAL            AMERICAN FUNDS          BLUE CHIP
                                             GROWTH AND              ASSET               INCOME AND
                                            INCOME FUND         ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,985               $142,866               $24,913
                                               ------               --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    145                 (4,947)                  819
 Net realized gain on distributions                --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,944                720,488               144,100
                                               ------               --------              --------
  Net gain (loss) on investments                7,089                715,541               144,919
                                               ------               --------              --------
  Net increase (decrease) in net
   assets resulting from operations            $9,074               $858,407              $169,832
                                               ======               ========              ========


                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL
                                             BOND FUND            GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $111,999               $29,337
                                              --------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  15,355               (37,254)
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     114,146               234,467
                                              --------              --------
  Net gain (loss) on investments               129,501               197,213
                                              --------              --------
  Net increase (decrease) in net
   assets resulting from operations           $241,500              $226,550
                                              ========              ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                             GROWTH FUND           GROWTH-INCOME FUND       INTERNATIONAL FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $67,316                $108,799                  $99,169
                                             ------------             -----------               ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (208,785)               (215,027)                   7,558
 Net realized gain on distributions                    --                      --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,781,393                 908,929                  229,180
                                             ------------             -----------               ----------
  Net gain (loss) on investments                1,572,608                 693,902                  236,738
                                             ------------             -----------               ----------
  Net increase (decrease) in net
   assets resulting from operations            $1,639,924                $802,701                 $335,907
                                             ============             ===========               ==========

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS          GLOBAL SMALL
                                           NEW WORLD FUND      CAPITALIZATION FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $24,511                $53,464
                                             ----------             ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (1,996)                 5,576
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      231,228                589,876
                                             ----------             ----------
  Net gain (loss) on investments                229,232                595,452
                                             ----------             ----------
  Net increase (decrease) in net
   assets resulting from operations            $253,743               $648,916
                                             ==========             ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                               ASSET MANAGER         EQUITY-INCOME            GROWTH
                                 PORTFOLIO             PORTFOLIO            PORTFOLIO
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $9,209                $129,715                $3
                                  --------            ------------            ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions         (21,461)               (196,932)                8
 Net realized gain on
  distributions                      2,770                      --                34
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              82,730               1,088,974             2,141
                                  --------            ------------            ------
  Net gain (loss) on
   investments                      64,039                 892,042             2,183
                                  --------            ------------            ------
  Net increase (decrease)
   in net assets resulting
   from operations                 $73,248              $1,021,757            $2,186
                                  ========            ============            ======

                                FIDELITY VIP        FIDELITY VIP
                                 CONTRAFUND           OVERSEAS
                                 PORTFOLIO           PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT
---------------------------  --------------------------------------
INVESTMENT INCOME:
 Dividends                         $20,498              $9,562
                                  --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions         171,024             (14,794)
 Net realized gain on
  distributions                        928               1,304
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              65,925              87,392
                                  --------            --------
  Net gain (loss) on
   investments                     237,877              73,902
                                  --------            --------
  Net increase (decrease)
   in net assets resulting
   from operations                $258,375             $83,464
                                  ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                               FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                 MID CAP          VALUE STRATEGIES       DYNAMIC CAPAPP
                                PORTFOLIO            PORTFOLIO             PORTFOLIO
                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $1,515                 $61                   $3
                                 --------              ------                 ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security
  transactions                      2,519                 154                   42
 Net realized gain on
  distributions                     3,884                  --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            298,873               4,563                  392
                                 --------              ------                 ----
  Net gain (loss) on
   investments                    305,276               4,717                  434
                                 --------              ------                 ----
  Net increase (decrease)
   in net assets resulting
   from operations               $306,791              $4,778                 $437
                                 ========              ======                 ====

                               FIDELITY VIP       FIDELITY VIP
                               FREEDOM 2010       FREEDOM 2020
                                PORTFOLIO           PORTFOLIO
                               SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                            $3              $3,324
                                  ------             -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security
  transactions                     1,255                  23
 Net realized gain on
  distributions                       52               1,127
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (871)             13,898
                                  ------             -------
  Net gain (loss) on
   investments                       436              15,048
                                  ------             -------
  Net increase (decrease)
   in net assets resulting
   from operations                  $439             $18,372
                                  ======             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                           FRANKLIN
                               FIDELITY VIP         FIDELITY VIP            RISING
                               FREEDOM 2030       STRATEGIC INCOME        DIVIDENDS
                                 PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $4,926               $121                  $299
                                  -------               ----                ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             87                  1                    34
 Net realized gain on
  distributions                     2,046                 67                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             33,206                 19                 2,884
                                  -------               ----                ------
  Net gain (loss) on
   investments                     35,339                 87                 2,918
                                  -------               ----                ------
  Net increase (decrease)
   in net assets resulting
   from operations                $40,265               $208                $3,217
                                  =======               ====                ======

                                                       FRANKLIN
                                  FRANKLIN          SMALL-MID CAP
                                   INCOME               GROWTH
                               SECURITIES FUND     SECURITIES FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
---------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                          $68,116               $ --
                                  ---------             ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions         (123,781)                72
 Net realized gain on
  distributions                          --                 --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              175,154              3,729
                                  ---------             ------
  Net gain (loss) on
   investments                       51,373              3,801
                                  ---------             ------
  Net increase (decrease)
   in net assets resulting
   from operations                 $119,489             $3,801
                                  =========             ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  FRANKLIN            FRANKLIN
                                 SMALL CAP            STRATEGIC
                                   VALUE               INCOME           MUTUAL SHARES
                              SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $5,805             $30,119              $20,842
                                  --------             -------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions           1,861               6,083               22,412
 Net realized gain on
  distributions                         --                  --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             209,591              38,157              101,698
                                  --------             -------             --------
  Net gain (loss) on
   investments                     211,452              44,240              124,110
                                  --------             -------             --------
  Net increase (decrease)
   in net assets resulting
   from operations                $217,257             $74,359             $144,952
                                  ========             =======             ========

                                 TEMPLETON
                                 DEVELOPING           TEMPLETON
                                  MARKETS              FOREIGN
                              SECURITIES FUND      SECURITIES FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
---------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                           $637               $1,370
                                   ------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             78                   21
 Net realized gain on
  distributions                        --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              7,708               11,586
                                   ------              -------
  Net gain (loss) on
   investments                      7,786               11,607
                                   ------              -------
  Net increase (decrease)
   in net assets resulting
   from operations                 $8,423              $12,977
                                   ======              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                           FRANKLIN
                                 TEMPLETON             MUTUAL              FLEX CAP
                                   GROWTH         GLOBAL DISCOVERY          GROWTH
                              SECURITIES FUND      SECURITIES FUND     SECURITIES FUND
                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $2,901               $9,669               $ --
                                   ------              -------               ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          1,878                1,230                 87
 Net realized gain on
  distributions                        --                   --                 --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              3,862               76,488                640
                                   ------              -------               ----
  Net gain (loss) on
   investments                      5,740               77,718                727
                                   ------              -------               ----
  Net increase (decrease)
   in net assets resulting
   from operations                 $8,641              $87,387               $727
                                   ======              =======               ====


                                 TEMPLETON            HARTFORD
                                GLOBAL BOND           ADVISERS
                              SECURITIES FUND         HLS FUND
                                SUB-ACCOUNT        SUB-ACCOUNT (K)
---------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                         $20,631             $119,018
                                  --------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          10,131             (464,615)
 Net realized gain on
  distributions                      3,732                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             167,697            1,323,035
                                  --------            ---------
  Net gain (loss) on
   investments                     181,560              858,420
                                  --------            ---------
  Net increase (decrease)
   in net assets resulting
   from operations                $202,191             $977,438
                                  ========            =========

(k) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisors HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD              HARTFORD
                                              TOTAL               CAPITAL               DIVIDEND
                                           RETURN BOND          APPRECIATION           AND GROWTH
                                             HLS FUND             HLS FUND              HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $545,265              $201,104              $194,847
                                             --------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 38,624              (574,873)                5,281
 Net realized gain on distributions                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    372,590             4,502,243             1,078,419
                                             --------            ----------            ----------
  Net gain (loss) on investments              411,214             3,927,370             1,083,700
                                             --------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $956,479            $4,128,474            $1,278,547
                                             ========            ==========            ==========


                                              HARTFORD             HARTFORD
                                          GLOBAL RESEARCH       GLOBAL GROWTH
                                              HLS FUND             HLS FUND
                                          SUB-ACCOUNT (L)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                        $168                 $45
                                              --------              ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  14,274                  (9)
 Net realized gain on distributions                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (14,649)              2,175
                                              --------              ------
  Net gain (loss) on investments                  (375)              2,166
                                              --------              ------
  Net increase (decrease) in net
   assets resulting from operations              $(207)             $2,211
                                              ========              ======

(l)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             HARTFORD                                   HARTFORD
                                           DISCIPLINED            HARTFORD               GROWTH
                                              EQUITY               GROWTH            OPPORTUNITIES
                                             HLS FUND             HLS FUND              HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT (M)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $11,863                  $58                  $125
                                             --------              -------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (889)               3,545                 6,381
 Net realized gain on distributions                --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    103,631               (1,165)              139,069
                                             --------              -------              --------
  Net gain (loss) on investments              102,742                2,380               145,450
                                             --------              -------              --------
  Net increase (decrease) in net
   assets resulting from operations          $114,605               $2,438              $145,575
                                             ========              =======              ========


                                            HARTFORD             HARTFORD
                                           HIGH YIELD             INDEX
                                            HLS FUND             HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                                    $3,656              $159,308
                                             -------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   831              (200,967)
 Net realized gain on distributions               --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    67,795             1,294,469
                                             -------            ----------
  Net gain (loss) on investments              68,626             1,093,502
                                             -------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $72,282            $1,252,810
                                             =======            ==========

(m) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                               HARTFORD                HARTFORD
                                             INTERNATIONAL          SMALL/MID CAP           HARTFORD
                                             OPPORTUNITIES              EQUITY               MIDCAP
                                               HLS FUND                HLS FUND             HLS FUND
                                          SUB-ACCOUNT (N)(O)       SUB-ACCOUNT (P)        SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $69,922                  $110                $8,532
                                               ---------                ------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (207,108)                  103                56,827
 Net realized gain on distributions                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       899,611                 3,413               680,129
                                               ---------                ------              --------
  Net gain (loss) on investments                 692,503                 3,516               736,956
                                               ---------                ------              --------
  Net increase (decrease) in net
   assets resulting from operations             $762,425                $3,626              $745,488
                                               =========                ======              ========


                                             HARTFORD           HARTFORD
                                           MIDCAP VALUE       MONEY MARKET
                                             HLS FUND           HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                                      $4,117             $ --
                                             ---------            -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (131,861)              --
 Net realized gain on distributions                 --               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     281,392               --
                                             ---------            -----
  Net gain (loss) on investments               149,531               --
                                             ---------            -----
  Net increase (decrease) in net
   assets resulting from operations           $153,648             $ --
                                             =========            =====

(n) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(o) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(p) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             HARTFORD              HARTFORD               HARTFORD
                                           SMALL COMPANY       SMALLCAP GROWTH             STOCK
                                             HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --               $ --                   $135,378
                                             ---------               ----               ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (190,380)                89                   (587,544)
 Net realized gain on distributions                 --                 --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     954,943                725                  2,093,310
                                             ---------               ----               ------------
  Net gain (loss) on investments               764,563                814                  1,505,766
                                             ---------               ----               ------------
  Net increase (decrease) in net
   assets resulting from operations           $764,563               $814                 $1,641,144
                                             =========               ====               ============

                                              HARTFORD
                                          U.S. GOVERNMENT            HARTFORD
                                             SECURITIES               VALUE
                                              HLS FUND               HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (Q)(R)
--------------------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $75,873                $30,145
                                              --------               --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     706                (89,620)
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (14,338)               295,609
                                              --------               --------
  Net gain (loss) on investments               (13,632)               205,989
                                              --------               --------
  Net increase (decrease) in net
   assets resulting from operations            $62,241               $236,134
                                              ========               ========

(q) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(r) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    LORD ABBETT           LORD ABBETT         LORD ABBETT
                                 CAPITAL STRUCTURE      BOND-DEBENTURE         GROWTH &
                                     PORTFOLIO             PORTFOLIO          INCOME FUND
                                  SUB-ACCOUNT (S)         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,093               $15,015                $316
                                      -------               -------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (1,145)                  451              (5,595)
 Net realized gain on
  distributions                            --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                  5,962                12,406              15,114
                                      -------               -------             -------
  Net gain (loss) on
   investments                          4,817                12,857               9,519
                                      -------               -------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $5,910               $27,872              $9,835
                                      =======               =======             =======


                                 MFS GROWTH       MFS INVESTORS
                                   SERIES          TRUST SERIES
                                 SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  -----------------------------------
INVESTMENT INCOME:
                                       $
 Dividends                            --                $184
                                     ---              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               --                (400)
 Net realized gain on
  distributions                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                24               2,191
                                     ---              ------
  Net gain (loss) on
   investments                        24               1,791
                                     ---              ------
  Net increase (decrease) in
   net assets resulting from
   operations                        $24              $1,975
                                     ===              ======

(s)  Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              MFS NEW            MFS TOTAL           MFS VALUE
                                         DISCOVERY SERIES      RETURN SERIES          SERIES
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --              $54,203             $7,044
                                              -------             --------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 10,960               (1,393)               271
 Net realized gain on distributions                --                   --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     21,808              132,870             54,908
                                              -------             --------            -------
  Net gain (loss) on investments               32,768              131,477             55,179
                                              -------             --------            -------
  Net increase (decrease) in net
   assets resulting from operations           $32,768             $185,680            $62,223
                                              =======             ========            =======

                                                                   UIF MID CAP
                                            MFS RESEARCH             GROWTH
                                          BOND SERIES FUND          PORTFOLIO
                                             SUB-ACCOUNT         SUB-ACCOUNT (T)
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $9,850                  $ --
                                               -------               -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      55                 5,588
 Net realized gain on distributions              1,017                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       9,867                19,834
                                               -------               -------
  Net gain (loss) on investments                10,939                25,422
                                               -------               -------
  Net increase (decrease) in net
   assets resulting from operations            $20,789               $25,422
                                               =======               =======

(t) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   INVESCO
                               VAN KAMPEN V.I.         OPPENHEIMER           OPPENHEIMER
                                   MID CAP               CAPITAL          GLOBAL SECURITIES
                                 VALUE FUND         APPRECIATION FUND          FUND/VA
                               SUB-ACCOUNT (U)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $1,320                  $ --                $3,438
                                   -------               -------               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions          12,813                   808                   356
 Net realized gain on
  distributions                         --                    --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              13,012                 9,671                41,191
                                   -------               -------               -------
  Net gain (loss) on
   investments                      25,825                10,479                41,547
                                   -------               -------               -------
  Net increase (decrease)
   in net assets resulting
   from operations                 $27,145               $10,479               $44,985
                                   =======               =======               =======

                                                  OPPENHEIMER
                               OPPENHEIMER        MAIN STREET
                               MAIN STREET         SMALL CAP
                                 FUND/VA            FUND/VA
                               SUB-ACCOUNT        SUB-ACCOUNT
---------------------------  -----------------------------------
INVESTMENT INCOME:
 Dividends                          $133               $405
                                  ------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            29              4,982
 Net realized gain on
  distributions                       --                 --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             2,182             13,312
                                  ------            -------
  Net gain (loss) on
   investments                     2,211             18,294
                                  ------            -------
  Net increase (decrease)
   in net assets resulting
   from operations                $2,344            $18,699
                                  ======            =======

(u) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   OPPENHEIMER         PUTNAM VT           PUTNAM VT
                                      VALUE           DIVERSIFIED        GLOBAL ASSET
                                     FUND/VA          INCOME FUND       ALLOCATION FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $13             $53,601             $34,724
                                       ----             -------             -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (4)              3,517              (5,478)
 Net realized gain on
  distributions                          --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       302              (5,295)             55,209
                                       ----             -------             -------
  Net gain (loss) on
   investments                          298              (1,778)             49,731
                                       ----             -------             -------
  Net increase (decrease) in
   net assets resulting from
   operations                          $311             $51,823             $84,455
                                       ====             =======             =======

                                     PUTNAM VT           PUTNAM VT
                                       GLOBAL            GROWTH AND
                                    EQUITY FUND         INCOME FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  --------------------------------------
INVESTMENT INCOME:
 Dividends                             $60,936             $96,545
                                      --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (49,353)            (76,659)
 Net realized gain on
  distributions                             --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      235,569             747,313
                                      --------            --------
  Net gain (loss) on
   investments                         186,216             670,654
                                      --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $247,152            $767,199
                                      ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                   PUTNAM VT          PUTNAM VT
                                 GLOBAL HEALTH           HIGH             PUTNAM VT
                                   CARE FUND          YIELD FUND         INCOME FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $2,282            $179,451            $287,070
                                     ------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (139)             36,547              10,745
 Net realized gain on
  distributions                          --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           636             105,639             (42,222)
                                     ------            --------            --------
  Net gain (loss) on
   investments                          497             142,186             (31,477)
                                     ------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $2,779            $321,637            $255,593
                                     ======            ========            ========

                                     PUTNAM VT           PUTNAM VT
                                   INTERNATIONAL       INTERNATIONAL
                                    VALUE FUND          EQUITY FUND
                                  SUB-ACCOUNT (V)       SUB-ACCOUNT
------------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,259              $55,902
                                      -------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (8,811)              (7,777)
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           8,474              106,389
                                      -------             --------
  Net gain (loss) on
   investments                           (337)              98,612
                                      -------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,922             $154,514
                                      =======             ========

(v) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             PUTNAM VT
                                           INTERNATIONAL          PUTNAM VT          PUTNAM VT
                                            GROWTH FUND         INVESTORS FUND     MONEY MARKET
                                          SUB-ACCOUNT (W)        SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $515                 $696              $ --
                                               ------               ------             -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (114)                 (85)               --
 Net realized gain on distributions                --                   --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,534                6,022                --
                                               ------               ------             -----
  Net gain (loss) on investments                1,420                5,937                --
                                               ------               ------             -----
  Net increase (decrease) in net
   assets resulting from operations            $1,935               $6,633              $ --
                                               ======               ======             =====

                                              PUTNAM VT             PUTNAM VT           PUTNAM VT
                                              MULTI-CAP             SMALL CAP         GEORGE PUTNAM
                                             GROWTH FUND           VALUE FUND         BALANCED FUND
                                          SUB-ACCOUNT (X)(Y)       SUB-ACCOUNT       SUB-ACCOUNT (Z)
--------------------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $19,879                 $417              $2,424
                                               --------              -------              ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (63,882)                 359                (228)
 Net realized gain on distributions                  --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      715,814               34,450               2,662
                                               --------              -------              ------
  Net gain (loss) on investments                651,932               34,809               2,434
                                               --------              -------              ------
  Net increase (decrease) in net
   assets resulting from operations            $671,811              $35,226              $4,858
                                               ========              =======              ======

(w) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(x)  Formerly Putnam VT New Opportunities Fund. Change effective September 1,
     2010.

(y) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(z) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT                                   PUTNAM VT
                                             GLOBAL             PUTNAM VT                CAPITAL
                                         UTILITIES FUND        VOYAGER FUND        OPPORTUNITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $12,844              $100,487                  $505
                                             -------            ----------               -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 1,231               (58,654)               (8,080)
 Net realized gain on distributions               --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (8,231)            1,310,752                56,973
                                             -------            ----------               -------
  Net gain (loss) on investments              (7,000)            1,252,098                48,893
                                             -------            ----------               -------
  Net increase (decrease) in net
   assets resulting from operations           $5,844            $1,352,585               $49,398
                                             =======            ==========               =======

                                                                 INVESCO
                                            PUTNAM VT        VAN KAMPEN V.I.            INVESCO
                                             EQUITY             GROWTH AND          VAN KAMPEN V.I.
                                           INCOME FUND         INCOME FUND           COMSTOCK FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (AA)      SUB-ACCOUNT (AB)
--------------------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $7,888                 $10                  $1,352
                                             -------              ------               ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   676                  (3)               (187,652)
 Net realized gain on distributions               --                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    40,918               3,680                 245,442
                                             -------              ------               ---------
  Net gain (loss) on investments              41,594               3,677                  57,790
                                             -------              ------               ---------
  Net increase (decrease) in net
   assets resulting from operations          $49,482              $3,687                 $59,142
                                             =======              ======               =========

(aa) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(ab) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH            INTERNATIONAL             SMALL/MID-CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO           VALUE PORTFOLIO
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $349                    $16,666                      $468
 Net realized gain (loss) on security
  transactions                                        23                      2,717                      (336)
 Net realized gain on distributions                   --                         --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1,079                     12,020                    42,059
                                                 -------                   --------                  --------
 Net increase (decrease) in net assets
  resulting from operations                        1,451                     31,403                    42,191
                                                 -------                   --------                  --------
UNIT TRANSACTIONS:
 Purchases                                         1,385                     59,700                    11,185
 Net transfers                                        --                     65,595                    53,851
 Surrenders for benefit payments and
  fees                                                (1)                      (120)                  (14,698)
 Net loan activity                                    --                     (2,043)                       --
 Cost of insurance                                (1,260)                   (45,019)                   (9,208)
                                                 -------                   --------                  --------
 Net increase (decrease) in net assets
  resulting from unit transactions                   124                     78,113                    41,130
                                                 -------                   --------                  --------
 Net increase (decrease) in net assets             1,575                    109,516                    83,321
NET ASSETS:
 Beginning of year                                13,750                    552,702                   141,383
                                                 -------                   --------                  --------
 End of year                                     $15,325                   $662,218                  $224,704
                                                 =======                   ========                  ========

                                                                    ALLIANCEBERNSTEIN VPS
                                          ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                             VALUE PORTFOLIO           GROWTH PORTFOLIO
                                               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $58                     $2,452
 Net realized gain (loss) on security
  transactions                                        38                       (376)
 Net realized gain on distributions                   --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           357                     14,845
                                                 -------                   --------
 Net increase (decrease) in net assets
  resulting from operations                          453                     16,921
                                                 -------                   --------
UNIT TRANSACTIONS:
 Purchases                                         3,181                      6,153
 Net transfers                                        85                     11,620
 Surrenders for benefit payments and
  fees                                                 1                         --
 Net loan activity                                    --                         --
 Cost of insurance                                (3,178)                    (4,584)
                                                 -------                   --------
 Net increase (decrease) in net assets
  resulting from unit transactions                    89                     13,189
                                                 -------                   --------
 Net increase (decrease) in net assets               542                     30,110
NET ASSETS:
 Beginning of year                                 3,225                    123,975
                                                 -------                   --------
 End of year                                      $3,767                   $154,085
                                                 =======                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                               CAPITAL                 CORE             INTERNATIONAL
                                          APPRECIATION FUND         EQUITY FUND          GROWTH FUND
                                           SUB-ACCOUNT (A)        SUB-ACCOUNT (B)      SUB-ACCOUNT (C)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $834                   $279               $5,410
 Net realized gain (loss) on security
  transactions                                      963                 (3,008)                 700
 Net realized gain on distributions                  --                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       14,799                  2,913               25,651
                                               --------              ---------             --------
 Net increase (decrease) in net assets
  resulting from operations                      16,596                    184               31,761
                                               --------              ---------             --------
UNIT TRANSACTIONS:
 Purchases                                        9,135                    128               35,393
 Net transfers                                   (1,730)              (108,843)             108,642
 Surrenders for benefit payments and
  fees                                               --                      1                  213
 Net loan activity                                   --                     --                 (460)
 Cost of insurance                              (12,164)                (7,342)             (26,231)
                                               --------              ---------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions               (4,759)              (116,056)             117,557
                                               --------              ---------             --------
 Net increase (decrease) in net assets           11,837               (115,872)             149,318
NET ASSETS:
 Beginning of year                              105,699                145,476              150,360
                                               --------              ---------             --------
 End of year                                   $117,536                $29,604             $299,678
                                               ========              =========             ========

                                            INVESCO V.I.          INVESCO V.I.
                                            MID CAP CORE           SMALL CAP
                                            EQUITY FUND           EQUITY FUND
                                          SUB-ACCOUNT (D)       SUB-ACCOUNT (E)
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,931                  $ --
 Net realized gain (loss) on security
  transactions                                   3,566                   994
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      39,212                85,918
                                              --------              --------
 Net increase (decrease) in net assets
  resulting from operations                     44,709                86,912
                                              --------              --------
UNIT TRANSACTIONS:
 Purchases                                      10,239                21,097
 Net transfers                                  12,318                24,102
 Surrenders for benefit payments and
  fees                                         (60,891)               (8,209)
 Net loan activity                                  --                     8
 Cost of insurance                             (14,979)              (12,426)
                                              --------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (53,313)               24,572
                                              --------              --------
 Net increase (decrease) in net assets          (8,604)              111,484
NET ASSETS:
 Beginning of year                             348,409               285,907
                                              --------              --------
 End of year                                  $339,805              $397,391
                                              ========              ========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             INVESCO V.I.           INVESCO V.I.          INVESCO V.I.
                                               CAPITAL                 GLOBAL                GLOBAL
                                           DEVELOPMENT FUND       MULTI-ASSET FUND      REAL ESTATE FUND
                                           SUB-ACCOUNT (F)         SUB-ACCOUNT (H)       SUB-ACCOUNT (I)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                    $85                  $341
 Net realized gain (loss) on security
  transactions                                    2,210                      8                    31
 Net realized gain on distributions                  --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       15,718                  2,103                   735
                                               --------                -------               -------
 Net increase (decrease) in net assets
  resulting from operations                      17,928                  2,196                 1,107
                                               --------                -------               -------
UNIT TRANSACTIONS:
 Purchases                                        7,722                    551                 3,358
 Net transfers                                   (3,388)                18,825                 5,650
 Surrenders for benefit payments and
  fees                                               (1)                    --                    (1)
 Net loan activity                                 (949)                  (213)                   --
 Cost of insurance                               (8,685)                (1,387)               (2,044)
                                               --------                -------               -------
 Net increase (decrease) in net assets
  resulting from unit transactions               (5,301)                17,776                 6,963
                                               --------                -------               -------
 Net increase (decrease) in net assets           12,627                 19,972                 8,070
NET ASSETS:
 Beginning of year                               95,199                 12,293                   145
                                               --------                -------               -------
 End of year                                   $107,826                $32,265                $8,215
                                               ========                =======               =======

                                         ALLIANCEBERNSTEIN VPS      AMERICAN FUNDS
                                              REAL ESTATE               GLOBAL
                                          INVESTMENT PORTFOLIO         BOND FUND
                                            SUB-ACCOUNT (J)           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --                   $2,100
 Net realized gain (loss) on security
  transactions                                      --                       (5)
 Net realized gain on distributions                 --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           2                      349
                                                  ----                  -------
 Net increase (decrease) in net assets
  resulting from operations                          2                    2,444
                                                  ----                  -------
UNIT TRANSACTIONS:
 Purchases                                          31                    4,565
 Net transfers                                       3                   50,966
 Surrenders for benefit payments and
  fees                                              (1)                      (8)
 Net loan activity                                  --                       --
 Cost of insurance                                 (13)                  (7,440)
                                                  ----                  -------
 Net increase (decrease) in net assets
  resulting from unit transactions                  20                   48,083
                                                  ----                  -------
 Net increase (decrease) in net assets              22                   50,527
NET ASSETS:
 Beginning of year                                  --                   27,407
                                                  ----                  -------
 End of year                                       $22                  $77,934
                                                  ====                  =======

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g)  Not used.

(h) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

(i)  Formerly AIM V.I. Global Real Estate Fund. Change effective April 30, 2010.

(j)  Funded as of June 24, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS                              AMERICAN FUNDS
                                              GLOBAL            AMERICAN FUNDS          BLUE CHIP
                                            GROWTH AND              ASSET               INCOME AND
                                            INCOME FUND        ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $1,985               $142,866               $24,913
 Net realized gain (loss) on security
  transactions                                    145                 (4,947)                  819
 Net realized gain on distributions                --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      6,944                720,488               144,100
                                              -------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     9,074                858,407               169,832
                                              -------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      3,515                331,035                68,480
 Net transfers                                 19,109                 68,138               214,258
 Surrenders for benefit payments and
  fees                                            (10)              (130,190)             (109,747)
 Net loan activity                                 --                   (211)                   --
 Cost of insurance                             (5,605)              (321,713)              (66,069)
                                              -------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             17,009                (52,941)              106,922
                                              -------             ----------            ----------
 Net increase (decrease) in net assets         26,083                805,466               276,754
NET ASSETS:
 Beginning of year                             60,838              6,925,655             1,279,769
                                              -------             ----------            ----------
 End of year                                  $86,921             $7,731,121            $1,556,523
                                              =======             ==========            ==========


                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL
                                             BOND FUND            GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $111,999               $29,337
 Net realized gain (loss) on security
  transactions                                   15,355               (37,254)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      114,146               234,467
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     241,500               226,550
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      353,773               119,661
 Net transfers                                  170,060               (54,019)
 Surrenders for benefit payments and
  fees                                         (404,558)             (125,530)
 Net loan activity                                   --                (4,040)
 Cost of insurance                             (260,017)              (93,248)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (140,742)             (157,176)
                                             ----------            ----------
 Net increase (decrease) in net assets          100,758                69,374
NET ASSETS:
 Beginning of year                            3,581,446             2,087,579
                                             ----------            ----------
 End of year                                 $3,682,204            $2,156,953
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                            GROWTH FUND        GROWTH-INCOME FUND     INTERNATIONAL FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $67,316              $108,799                $99,169
 Net realized gain (loss) on security
  transactions                                 (208,785)             (215,027)                 7,558
 Net realized gain on distributions                  --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,781,393               908,929                229,180
                                            -----------            ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                   1,639,924               802,701                335,907
                                            -----------            ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                      455,277               470,737                301,961
 Net transfers                               (1,035,652)             (543,335)              (268,466)
 Surrenders for benefit payments and
  fees                                         (390,013)             (464,535)              (282,569)
 Net loan activity                               (2,232)                  896                 (1,655)
 Cost of insurance                             (454,404)             (390,641)              (210,243)
                                            -----------            ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,427,024)             (926,878)              (460,972)
                                            -----------            ----------             ----------
 Net increase (decrease) in net assets          212,900              (124,177)              (125,065)
NET ASSETS:
 Beginning of year                            9,908,212             7,974,272              5,166,899
                                            -----------            ----------             ----------
 End of year                                $10,121,112            $7,850,095             $5,041,834
                                            ===========            ==========             ==========

                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS        GLOBAL SMALL
                                          NEW WORLD FUND    CAPITALIZATION FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $24,511              $53,464
 Net realized gain (loss) on security
  transactions                                  (1,996)               5,576
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     231,228              589,876
                                            ----------           ----------
 Net increase (decrease) in net assets
  resulting from operations                    253,743              648,916
                                            ----------           ----------
UNIT TRANSACTIONS:
 Purchases                                      87,678               96,393
 Net transfers                                 174,920               13,959
 Surrenders for benefit payments and
  fees                                         (68,940)             (53,219)
 Net loan activity                              (4,140)              (2,085)
 Cost of insurance                             (59,670)             (84,502)
                                            ----------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             129,848              (29,454)
                                            ----------           ----------
 Net increase (decrease) in net assets         383,591              619,462
NET ASSETS:
 Beginning of year                           1,375,955            2,909,553
                                            ----------           ----------
 End of year                                $1,759,546           $3,529,015
                                            ==========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     FIDELITY VIP        FIDELITY VIP       FIDELITY VIP
                                     ASSET MANAGER      EQUITY-INCOME          GROWTH
                                       PORTFOLIO          PORTFOLIO          PORTFOLIO
                                      SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $9,209            $129,715                $3
 Net realized gain (loss) on
  security transactions                  (21,461)           (196,932)                8
 Net realized gain on
  distributions                            2,770                  --                34
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         82,730           1,088,974             2,141
                                       ---------          ----------          --------
 Net increase (decrease) in net
  assets resulting from
  operations                              73,248           1,021,757             2,186
                                       ---------          ----------          --------
UNIT TRANSACTIONS:
 Purchases                                    --             329,609               262
 Net transfers                           (31,646)           (201,723)            3,743
 Surrenders for benefit payments
  and fees                               (14,084)           (370,552)               --
 Net loan activity                            --              (9,045)               --
 Cost of insurance                       (33,759)           (359,232)           (1,036)
                                       ---------          ----------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (79,489)           (610,943)            2,969
                                       ---------          ----------          --------
 Net increase (decrease) in net
  assets                                  (6,241)            410,814             5,155
NET ASSETS:
 Beginning of year                       575,651           7,255,239             6,956
                                       ---------          ----------          --------
 End of year                            $569,410          $7,666,053           $12,111
                                       =========          ==========          ========

                                      FIDELITY VIP       FIDELITY VIP
                                       CONTRAFUND          OVERSEAS
                                       PORTFOLIO           PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)             $20,498             $9,562
 Net realized gain (loss) on
  security transactions                   171,024            (14,794)
 Net realized gain on
  distributions                               928              1,304
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          65,925             87,392
                                       ----------          ---------
 Net increase (decrease) in net
  assets resulting from
  operations                              258,375             83,464
                                       ----------          ---------
UNIT TRANSACTIONS:
 Purchases                                 76,636                 --
 Net transfers                           (181,815)           (13,386)
 Surrenders for benefit payments
  and fees                                (62,230)            (9,118)
 Net loan activity                         (2,395)                --
 Cost of insurance                        (85,415)           (34,101)
                                       ----------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (255,219)           (56,605)
                                       ----------          ---------
 Net increase (decrease) in net
  assets                                    3,156             26,859
NET ASSETS:
 Beginning of year                      2,201,081            711,829
                                       ----------          ---------
 End of year                           $2,204,237           $738,688
                                       ==========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                               MID CAP          VALUE STRATEGIES       DYNAMIC CAPAPP
                                              PORTFOLIO             PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $1,515                 $61                   $3
 Net realized gain (loss) on security
  transactions                                     2,519                 154                   42
 Net realized gain on distributions                3,884                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       298,873               4,563                  392
                                             -----------             -------               ------
 Net increase (decrease) in net assets
  resulting from operations                      306,791               4,778                  437
                                             -----------             -------               ------
UNIT TRANSACTIONS:
 Purchases                                        65,070               1,169                1,280
 Net transfers                                    82,128                  --                   --
 Surrenders for benefit payments and
  fees                                           (32,399)                 (1)                  (1)
 Net loan activity                                (2,337)                 --                   --
 Cost of insurance                               (54,861)               (991)                (423)
                                             -----------             -------               ------
 Net increase (decrease) in net assets
  resulting from unit transactions                57,601                 177                  856
                                             -----------             -------               ------
 Net increase (decrease) in net assets           364,392               4,955                1,293
NET ASSETS:
 Beginning of year                             1,044,570              18,183                1,190
                                             -----------             -------               ------
 End of year                                  $1,408,962             $23,138               $2,483
                                             ===========             =======               ======

                                          FIDELITY VIP        FIDELITY VIP
                                          FREEDOM 2010        FREEDOM 2020
                                            PORTFOLIO          PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)                     $3              $3,324
 Net realized gain (loss) on security
  transactions                                 1,255                  23
 Net realized gain on distributions               52               1,127
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (871)             13,898
                                             -------            --------
 Net increase (decrease) in net assets
  resulting from operations                      439              18,372
                                             -------            --------
UNIT TRANSACTIONS:
 Purchases                                       279              14,058
 Net transfers                                    51              63,829
 Surrenders for benefit payments and
  fees                                        (8,525)                 17
 Net loan activity                                --                 254
 Cost of insurance                              (237)            (18,430)
                                             -------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (8,432)             59,728
                                             -------            --------
 Net increase (decrease) in net assets        (7,993)             78,100
NET ASSETS:
 Beginning of year                             8,168              98,789
                                             -------            --------
 End of year                                    $175            $176,889
                                             =======            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                       FRANKLIN
                                           FIDELITY VIP         FIDELITY VIP            RISING
                                           FREEDOM 2030       STRATEGIC INCOME         DIVIDENDS
                                            PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $4,926                $121                  $299
 Net realized gain (loss) on security
  transactions                                     87                   1                    34
 Net realized gain on distributions             2,046                  67                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     33,206                  19                 2,884
                                             --------              ------               -------
 Net increase (decrease) in net assets
  resulting from operations                    40,265                 208                 3,217
                                             --------              ------               -------
UNIT TRANSACTIONS:
 Purchases                                      9,271                  53                   350
 Net transfers                                  6,300               2,258                23,386
 Surrenders for benefit payments and
  fees                                             --                  --                     1
 Net loan activity                                 --                  --                    --
 Cost of insurance                            (15,025)               (186)               (1,305)
                                             --------              ------               -------
 Net increase (decrease) in net assets
  resulting from unit transactions                546               2,125                22,432
                                             --------              ------               -------
 Net increase (decrease) in net assets         40,811               2,333                25,649
NET ASSETS:
 Beginning of year                            255,353                 558                   145
                                             --------              ------               -------
 End of year                                 $296,164              $2,891               $25,794
                                             ========              ======               =======

                                                                    FRANKLIN
                                              FRANKLIN            SMALL-MID CAP
                                               INCOME                GROWTH
                                           SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $68,116                $ --
 Net realized gain (loss) on security
  transactions                                  (123,781)                 72
 Net realized gain on distributions                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       175,154               3,729
                                             -----------             -------
 Net increase (decrease) in net assets
  resulting from operations                      119,489               3,801
                                             -----------             -------
UNIT TRANSACTIONS:
 Purchases                                        73,437               9,981
 Net transfers                                  (767,194)              8,233
 Surrenders for benefit payments and
  fees                                           (60,906)                 (5)
 Net loan activity                                (4,051)                 --
 Cost of insurance                               (81,173)             (2,389)
                                             -----------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions              (839,887)             15,820
                                             -----------             -------
 Net increase (decrease) in net assets          (720,398)             19,621
NET ASSETS:
 Beginning of year                             1,805,725               6,472
                                             -----------             -------
 End of year                                  $1,085,327             $26,093
                                             ===========             =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 FRANKLIN            FRANKLIN
                                SMALL CAP           STRATEGIC
                                  VALUE               INCOME           MUTUAL SHARES
                             SECURITIES FUND     SECURITIES FUND      SECURITIES FUND
                               SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                           $5,805             $30,119               $20,842
 Net realized gain (loss)
  on security
  transactions                      1,861               6,083                22,412
 Net realized gain on
  distributions                        --                  --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            209,591              38,157               101,698
                                 --------            --------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                 217,257              74,359               144,952
                                 --------            --------            ----------
UNIT TRANSACTIONS:
 Purchases                         86,064              61,500                97,375
 Net transfers                    (33,826)            242,781               (95,468)
 Surrenders for benefit
  payments and fees               (59,544)            (61,302)             (137,583)
 Net loan activity                  1,609              (5,160)               (1,059)
 Cost of insurance                (57,969)            (55,046)              (94,030)
                                 --------            --------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions          (63,666)            182,773              (230,765)
                                 --------            --------            ----------
 Net increase (decrease)
  in net assets                   153,591             257,132               (85,813)
NET ASSETS:
 Beginning of year                812,718             482,882             1,452,880
                                 --------            --------            ----------
 End of year                     $966,309            $740,014            $1,367,067
                                 ========            ========            ==========

                                 TEMPLETON
                                DEVELOPING           TEMPLETON
                                  MARKETS             FOREIGN
                              SECURITIES FUND     SECURITIES FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  ---------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $637               $1,370
 Net realized gain (loss)
  on security
  transactions                         78                   21
 Net realized gain on
  distributions                        --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              7,708               11,586
                                  -------             --------
 Net increase (decrease)
  in net assets resulting
  from operations                   8,423               12,977
                                  -------             --------
UNIT TRANSACTIONS:
 Purchases                         15,767               21,387
 Net transfers                      9,792               54,610
 Surrenders for benefit
  payments and fees                    --                  (34)
 Net loan activity                     --                   --
 Cost of insurance                 (8,471)             (12,027)
                                  -------             --------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           17,088               63,936
                                  -------             --------
 Net increase (decrease)
  in net assets                    25,511               76,913
NET ASSETS:
 Beginning of year                 29,305               49,765
                                  -------             --------
 End of year                      $54,816             $126,678
                                  =======             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                       FRANKLIN
                                            TEMPLETON              MUTUAL              FLEX CAP
                                              GROWTH          GLOBAL DISCOVERY          GROWTH
                                         SECURITIES FUND      SECURITIES FUND       SECURITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,901               $9,669                 $ --
 Net realized gain (loss) on security
  transactions                                  1,878                1,230                   87
 Net realized gain on distributions                --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,862               76,488                  640
                                             --------             --------              -------
 Net increase (decrease) in net assets
  resulting from operations                     8,641               87,387                  727
                                             --------             --------              -------
UNIT TRANSACTIONS:
 Purchases                                     23,733               54,897                  771
 Net transfers                                 19,279              110,875                  796
 Surrenders for benefit payments and
  fees                                        (47,746)                 171                    1
 Net loan activity                               (752)              (2,226)                  --
 Cost of insurance                            (19,226)             (60,628)              (1,003)
                                             --------             --------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions            (24,712)             103,089                  565
                                             --------             --------              -------
 Net increase (decrease) in net assets        (16,071)             190,476                1,292
NET ASSETS:
 Beginning of year                            204,591              644,331                3,309
                                             --------             --------              -------
 End of year                                 $188,520             $834,807               $4,601
                                             ========             ========              =======


                                             TEMPLETON              HARTFORD
                                            GLOBAL BOND             ADVISERS
                                          SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (K)
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $20,631              $119,018
 Net realized gain (loss) on security
  transactions                                   10,131              (464,615)
 Net realized gain on distributions               3,732                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      167,697             1,323,035
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     202,191               977,438
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       63,839               369,979
 Net transfers                                  169,146              (734,451)
 Surrenders for benefit payments and
  fees                                          (14,649)             (921,462)
 Net loan activity                              (10,816)              (26,923)
 Cost of insurance                              (84,812)             (352,292)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              122,708            (1,665,149)
                                             ----------            ----------
 Net increase (decrease) in net assets          324,899              (687,711)
NET ASSETS:
 Beginning of year                            1,242,273             9,128,654
                                             ----------            ----------
 End of year                                 $1,567,172            $8,440,943
                                             ==========            ==========

(k) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisors HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD             HARTFORD
                                    TOTAL               CAPITAL             DIVIDEND
                                 RETURN BOND         APPRECIATION          AND GROWTH
                                  HLS FUND             HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $545,265             $201,104             $194,847
 Net realized gain (loss)
  on security transactions            38,624             (574,873)               5,281
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               372,590            4,502,243            1,078,419
                                 -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                         956,479            4,128,474            1,278,547
                                 -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                           503,453              848,891              464,473
 Net transfers                       284,601             (194,561)             (39,785)
 Surrenders for benefit
  payments and fees                 (500,531)          (1,200,337)            (507,197)
 Net loan activity                   (33,995)             (61,625)             (32,971)
 Cost of insurance                  (610,517)          (1,140,161)            (484,226)
                                 -----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (356,989)          (1,747,793)            (599,706)
                                 -----------          -----------          -----------
 Net increase (decrease) in
  net assets                         599,490            2,380,681              678,841
NET ASSETS:
 Beginning of year                12,447,149           26,611,194           10,061,335
                                 -----------          -----------          -----------
 End of year                     $13,046,639          $28,991,875          $10,740,176
                                 ===========          ===========          ===========


                                  HARTFORD            HARTFORD
                               GLOBAL RESEARCH     GLOBAL GROWTH
                                  HLS FUND            HLS FUND
                               SUB-ACCOUNT (L)      SUB-ACCOUNT
---------------------------  -------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $168                $45
 Net realized gain (loss)
  on security transactions           14,274                 (9)
 Net realized gain on
  distributions                          --                 --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (14,649)             2,175
                                  ---------           --------
 Net increase (decrease) in
  net assets resulting from
  operations                           (207)             2,211
                                  ---------           --------
UNIT TRANSACTIONS:
 Purchases                            3,338                168
 Net transfers                      (88,723)               370
 Surrenders for benefit
  payments and fees                     (65)                 1
 Net loan activity                       --                 --
 Cost of insurance                   (2,670)            (1,514)
                                  ---------           --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (88,120)              (975)
                                  ---------           --------
 Net increase (decrease) in
  net assets                        (88,327)             1,236
NET ASSETS:
 Beginning of year                  103,486             17,237
                                  ---------           --------
 End of year                        $15,159            $18,473
                                  =========           ========

(l)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             HARTFORD                                 HARTFORD
                                           DISCIPLINED           HARTFORD              GROWTH
                                              EQUITY              GROWTH            OPPORTUNITIES
                                             HLS FUND            HLS FUND             HLS FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (M)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $11,863                 $58                  $125
 Net realized gain (loss) on security
  transactions                                   (889)              3,545                 6,381
 Net realized gain on distributions                --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    103,631              (1,165)              139,069
                                             --------             -------             ---------
 Net increase (decrease) in net assets
  resulting from operations                   114,605               2,438               145,575
                                             --------             -------             ---------
UNIT TRANSACTIONS:
 Purchases                                     90,312               2,191                94,024
 Net transfers                                 23,724                 252                64,229
 Surrenders for benefit payments and
  fees                                        (31,859)                  1              (106,395)
 Net loan activity                             (1,344)                 --                (1,056)
 Cost of insurance                            (81,685)             (1,040)              (59,347)
                                             --------             -------             ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               (852)              1,404                (8,545)
                                             --------             -------             ---------
 Net increase (decrease) in net assets        113,753               3,842               137,030
NET ASSETS:
 Beginning of year                            863,414              12,688               805,189
                                             --------             -------             ---------
 End of year                                 $977,167             $16,530              $942,219
                                             ========             =======             =========


                                             HARTFORD             HARTFORD
                                            HIGH YIELD             INDEX
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $3,656              $159,308
 Net realized gain (loss) on security
  transactions                                    831              (200,967)
 Net realized gain on distributions                --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     67,795             1,294,469
                                             --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    72,282             1,252,810
                                             --------            ----------
UNIT TRANSACTIONS:
 Purchases                                     14,165               449,029
 Net transfers                                504,022               (98,451)
 Surrenders for benefit payments and
  fees                                           (658)             (603,128)
 Net loan activity                             (3,965)              (10,990)
 Cost of insurance                            (24,017)             (393,155)
                                             --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            489,547              (656,695)
                                             --------            ----------
 Net increase (decrease) in net assets        561,829               596,115
NET ASSETS:
 Beginning of year                             50,740             9,326,219
                                             --------            ----------
 End of year                                 $612,569            $9,922,334
                                             ========            ==========

(m) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD
                                            INTERNATIONAL        SMALL/MID CAP          HARTFORD
                                            OPPORTUNITIES            EQUITY              MIDCAP
                                              HLS FUND              HLS FUND            HLS FUND
                                         SUB-ACCOUNT (N)(O)     SUB-ACCOUNT (P)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $69,922                $110               $8,532
 Net realized gain (loss) on security
  transactions                                  (207,108)                103               56,827
 Net realized gain on distributions                   --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       899,611               3,413              680,129
                                             -----------            --------           ----------
 Net increase (decrease) in net assets
  resulting from operations                      762,425               3,626              745,488
                                             -----------            --------           ----------
UNIT TRANSACTIONS:
 Purchases                                       136,897               7,430              121,748
 Net transfers                                  (668,591)                602             (131,241)
 Surrenders for benefit payments and
  fees                                          (474,545)                 (2)            (142,905)
 Net loan activity                               (50,932)                 --                   44
 Cost of insurance                              (215,789)             (2,416)            (174,227)
                                             -----------            --------           ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,272,960)              5,614             (326,581)
                                             -----------            --------           ----------
 Net increase (decrease) in net assets          (510,535)              9,240              418,907
NET ASSETS:
 Beginning of year                             6,531,074               8,320            3,389,498
                                             -----------            --------           ----------
 End of year                                  $6,020,539             $17,560           $3,808,405
                                             ===========            ========           ==========


                                             HARTFORD            HARTFORD
                                           MIDCAP VALUE        MONEY MARKET
                                             HLS FUND            HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)                   $4,117                 $ --
 Net realized gain (loss) on security
  transactions                                (131,861)                  --
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     281,392                   --
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    153,648                   --
                                            ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      28,596            3,356,056
 Net transfers                                 (92,185)           2,999,532
 Surrenders for benefit payments and
  fees                                        (100,270)          (6,135,244)
 Net loan activity                                  --              (26,209)
 Cost of insurance                             (30,050)            (727,887)
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (193,909)            (533,752)
                                            ----------          -----------
 Net increase (decrease) in net assets         (40,261)            (533,752)
NET ASSETS:
 Beginning of year                             804,586           10,430,207
                                            ----------          -----------
 End of year                                  $764,325           $9,896,455
                                            ==========          ===========

(n) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(o) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(p) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD              HARTFORD
                                           SMALL COMPANY        SMALLCAP GROWTH             STOCK
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                $ --                 $135,378
 Net realized gain (loss) on security
  transactions                                 (190,380)                 89                 (587,544)
 Net realized gain on distributions                  --                  --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      954,943                 725                2,093,310
                                             ----------              ------              -----------
 Net increase (decrease) in net assets
  resulting from operations                     764,563                 814                1,641,144
                                             ----------              ------              -----------
UNIT TRANSACTIONS:
 Purchases                                      104,136               4,357                  444,286
 Net transfers                                 (249,664)              3,327                 (379,001)
 Surrenders for benefit payments and
  fees                                          (93,091)                (72)                (576,425)
 Net loan activity                               (1,013)                 --                  (41,324)
 Cost of insurance                             (152,266)               (880)                (420,497)
                                             ----------              ------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (391,898)              6,732                 (972,961)
                                             ----------              ------              -----------
 Net increase (decrease) in net assets          372,665               7,546                  668,183
NET ASSETS:
 Beginning of year                            3,656,089               1,669               11,756,616
                                             ----------              ------              -----------
 End of year                                 $4,028,754              $9,215              $12,424,799
                                             ==========              ======              ===========

                                              HARTFORD
                                           U.S. GOVERNMENT            HARTFORD
                                             SECURITIES                VALUE
                                              HLS FUND                HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (Q)(R)
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $75,873                $30,145
 Net realized gain (loss) on security
  transactions                                       706                (89,620)
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (14,338)               295,609
                                             -----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                       62,241                236,134
                                             -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                       170,974                195,166
 Net transfers                                    33,520              1,725,339
 Surrenders for benefit payments and
  fees                                           (17,773)               (56,773)
 Net loan activity                                    --                (13,227)
 Cost of insurance                              (128,823)              (155,997)
                                             -----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                57,898              1,694,508
                                             -----------             ----------
 Net increase (decrease) in net assets           120,139              1,930,642
NET ASSETS:
 Beginning of year                             1,577,028                603,887
                                             -----------             ----------
 End of year                                  $1,697,167             $2,534,529
                                             ===========             ==========

(q) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(r) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 LORD ABBETT           LORD ABBETT          LORD ABBETT
                              CAPITAL STRUCTURE       BOND-DEBENTURE          GROWTH &
                                  PORTFOLIO             PORTFOLIO           INCOME FUND
                               SUB-ACCOUNT (S)         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $1,093               $15,015                 $316
 Net realized gain (loss)
  on security transactions           (1,145)                  451               (5,595)
 Net realized gain on
  distributions                          --                    --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                5,962                12,406               15,114
                                   --------              --------             --------
 Net increase (decrease) in
  net assets resulting from
  operations                          5,910                27,872                9,835
                                   --------              --------             --------
UNIT TRANSACTIONS:
 Purchases                            5,046                36,833                5,582
 Net transfers                       (7,152)               11,123                2,013
 Surrenders for benefit
  payments and fees                  (6,420)               (8,141)             (18,245)
 Net loan activity                       --                  (751)                  --
 Cost of insurance                   (2,902)              (20,220)              (6,808)
                                   --------              --------             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (11,428)               18,844              (17,458)
                                   --------              --------             --------
 Net increase (decrease) in
  net assets                         (5,518)               46,716               (7,623)
NET ASSETS:
 Beginning of year                   46,142               213,616               69,125
                                   --------              --------             --------
 End of year                        $40,624              $260,332              $61,502
                                   ========              ========             ========


                                MFS GROWTH        MFS INVESTORS
                                  SERIES          TRUST SERIES
                                SUB-ACCOUNT        SUB-ACCOUNT
---------------------------  ------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $ --                $184
 Net realized gain (loss)
  on security transactions            --                (400)
 Net realized gain on
  distributions                       --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                24               2,191
                                   -----             -------
 Net increase (decrease) in
  net assets resulting from
  operations                          24               1,975
                                   -----             -------
UNIT TRANSACTIONS:
 Purchases                           173                 905
 Net transfers                         3              (7,070)
 Surrenders for benefit
  payments and fees                    1                   1
 Net loan activity                    --                  --
 Cost of insurance                  (122)             (2,487)
                                   -----             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   55              (8,651)
                                   -----             -------
 Net increase (decrease) in
  net assets                          79              (6,676)
NET ASSETS:
 Beginning of year                   100              22,962
                                   -----             -------
 End of year                        $179             $16,286
                                   =====             =======

(s)  Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              MFS NEW              MFS TOTAL            MFS VALUE
                                          DISCOVERY SERIES       RETURN SERIES            SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --                $54,203              $7,044
 Net realized gain (loss) on security
  transactions                                  10,960                 (1,393)                271
 Net realized gain on distributions                 --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      21,808                132,870              54,908
                                              --------             ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     32,768                185,680              62,223
                                              --------             ----------            --------
UNIT TRANSACTIONS:
 Purchases                                       1,437                225,727              85,396
 Net transfers                                  22,664                (88,736)             72,282
 Surrenders for benefit payments and
  fees                                          (8,265)               (13,600)                431
 Net loan activity                                  --                     --              (1,202)
 Cost of insurance                              (2,006)              (123,113)            (40,846)
                                              --------             ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              13,830                    278             116,061
                                              --------             ----------            --------
 Net increase (decrease) in net assets          46,598                185,958             178,284
NET ASSETS:
 Beginning of year                              88,469              1,868,683             431,276
                                              --------             ----------            --------
 End of year                                  $135,067             $2,054,641            $609,560
                                              ========             ==========            ========

                                                                  UIF MID CAP
                                            MFS RESEARCH             GROWTH
                                          BOND SERIES FUND         PORTFOLIO
                                            SUB-ACCOUNT         SUB-ACCOUNT (T)
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $9,850                  $ --
 Net realized gain (loss) on security
  transactions                                      55                 5,588
 Net realized gain on distributions              1,017                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       9,867                19,834
                                              --------              --------
 Net increase (decrease) in net assets
  resulting from operations                     20,789                25,422
                                              --------              --------
UNIT TRANSACTIONS:
 Purchases                                      38,684                31,090
 Net transfers                                 304,345               (41,473)
 Surrenders for benefit payments and
  fees                                            (101)                   --
 Net loan activity                                  --                  (307)
 Cost of insurance                             (22,405)              (12,999)
                                              --------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             320,523               (23,689)
                                              --------              --------
 Net increase (decrease) in net assets         341,312                 1,733
NET ASSETS:
 Beginning of year                             194,108                94,479
                                              --------              --------
 End of year                                  $535,420               $96,212
                                              ========              ========

(t) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              INVESCO
                                          VAN KAMPEN V.I.          OPPENHEIMER            OPPENHEIMER
                                              MID CAP                CAPITAL           GLOBAL SECURITIES
                                             VALUE FUND         APPRECIATION FUND           FUND/VA
                                          SUB-ACCOUNT (U)          SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $1,320                   $ --                 $3,438
 Net realized gain (loss) on security
  transactions                                  12,813                    808                    356
 Net realized gain on distributions                 --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      13,012                  9,671                 41,191
                                              --------               --------               --------
 Net increase (decrease) in net assets
  resulting from operations                     27,145                 10,479                 44,985
                                              --------               --------               --------
UNIT TRANSACTIONS:
 Purchases                                      17,473                 10,877                 30,207
 Net transfers                                 (55,377)                 3,551                  9,574
 Surrenders for benefit payments and
  fees                                            (284)                     1                    (90)
 Net loan activity                                  --                     --                     30
 Cost of insurance                             (14,416)               (12,397)               (20,341)
                                              --------               --------               --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (52,604)                 2,032                 19,380
                                              --------               --------               --------
 Net increase (decrease) in net assets         (25,459)                12,511                 64,365
NET ASSETS:
 Beginning of year                             162,450                107,064                278,136
                                              --------               --------               --------
 End of year                                  $136,991               $119,575               $342,501
                                              ========               ========               ========

                                                              OPPENHEIMER
                                           OPPENHEIMER        MAIN STREET
                                           MAIN STREET         SMALL CAP
                                             FUND/VA            FUND/VA
                                           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)                   $133                $405
 Net realized gain (loss) on security
  transactions                                    29               4,982
 Net realized gain on distributions               --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,182              13,312
                                             -------            --------
 Net increase (decrease) in net assets
  resulting from operations                    2,344              18,699
                                             -------            --------
UNIT TRANSACTIONS:
 Purchases                                     4,055              18,740
 Net transfers                                  (112)            (36,613)
 Surrenders for benefit payments and
  fees                                            (1)                  1
 Net loan activity                                --                (453)
 Cost of insurance                            (3,280)            (11,211)
                                             -------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions               662             (29,536)
                                             -------            --------
 Net increase (decrease) in net assets         3,006             (10,837)
NET ASSETS:
 Beginning of year                            14,796              92,214
                                             -------            --------
 End of year                                 $17,802             $81,377
                                             =======            ========

(u) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                               OPPENHEIMER         PUTNAM VT           PUTNAM VT
                                  VALUE           DIVERSIFIED         GLOBAL ASSET
                                 FUND/VA          INCOME FUND       ALLOCATION FUND
                               SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $13             $53,601             $34,724
 Net realized gain (loss)
  on security
  transactions                        (4)              3,517              (5,478)
 Net realized gain on
  distributions                       --                  --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               302              (5,295)             55,209
                                 -------            --------            --------
 Net increase (decrease)
  in net assets resulting
  from operations                    311              51,823              84,455
                                 -------            --------            --------
UNIT TRANSACTIONS:
 Purchases                           724              31,681               1,905
 Net transfers                     1,686              31,428                 (37)
 Surrenders for benefit
  payments and fees                    1                  (2)            (29,209)
 Net loan activity                    --              (1,089)                 --
 Cost of insurance                (1,011)            (30,339)            (25,739)
                                 -------            --------            --------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           1,400              31,679             (53,080)
                                 -------            --------            --------
 Net increase (decrease)
  in net assets                    1,711              83,502              31,375
NET ASSETS:
 Beginning of year                 1,289             361,626             595,953
                                 -------            --------            --------
 End of year                      $3,000            $445,128            $627,328
                                 =======            ========            ========

                                 PUTNAM VT             PUTNAM VT
                                   GLOBAL              GROWTH AND
                                EQUITY FUND           INCOME FUND
                                SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  ------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $60,936               $96,545
 Net realized gain (loss)
  on security
  transactions                      (49,353)              (76,659)
 Net realized gain on
  distributions                          --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              235,569               747,313
                                 ----------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                   247,152               767,199
                                 ----------            ----------
UNIT TRANSACTIONS:
 Purchases                          151,669               255,220
 Net transfers                      (21,480)             (108,995)
 Surrenders for benefit
  payments and fees                 (81,725)             (222,968)
 Net loan activity                  (21,735)              (19,466)
 Cost of insurance                 (125,163)             (285,717)
                                 ----------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (98,434)             (381,926)
                                 ----------            ----------
 Net increase (decrease)
  in net assets                     148,718               385,273
NET ASSETS:
 Beginning of year                2,592,168             5,529,076
                                 ----------            ----------
 End of year                     $2,740,886            $5,914,349
                                 ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT            PUTNAM VT
                                          GLOBAL HEALTH             HIGH               PUTNAM VT
                                            CARE FUND            YIELD FUND           INCOME FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $2,282              $179,451              $287,070
 Net realized gain (loss) on security
  transactions                                   (139)               36,547                10,745
 Net realized gain on distributions                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        636               105,639               (42,222)
                                             --------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     2,779               321,637               255,593
                                             --------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --                79,204                48,709
 Net transfers                                     --              (109,232)               51,442
 Surrenders for benefit payments and
  fees                                             (1)             (489,055)             (167,833)
 Net loan activity                                 --                    --                    --
 Cost of insurance                             (4,371)              (98,975)             (137,183)
                                             --------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (4,372)             (618,058)             (204,865)
                                             --------            ----------            ----------
 Net increase (decrease) in net assets         (1,593)             (296,421)               50,728
NET ASSETS:
 Beginning of year                            110,448             2,739,211             2,575,175
                                             --------            ----------            ----------
 End of year                                 $108,855            $2,442,790            $2,625,903
                                             ========            ==========            ==========

                                             PUTNAM VT             PUTNAM VT
                                           INTERNATIONAL         INTERNATIONAL
                                             VALUE FUND           EQUITY FUND
                                          SUB-ACCOUNT (V)         SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $2,259                $55,902
 Net realized gain (loss) on security
  transactions                                  (8,811)                (7,777)
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       8,474                106,389
                                              --------             ----------
 Net increase (decrease) in net assets
  resulting from operations                      1,922                154,514
                                              --------             ----------
UNIT TRANSACTIONS:
 Purchases                                         311                 57,634
 Net transfers                                      --                (10,932)
 Surrenders for benefit payments and
  fees                                         (10,988)               (43,645)
 Net loan activity                                  --                 (1,960)
 Cost of insurance                              (2,903)               (79,520)
                                              --------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (13,580)               (78,423)
                                              --------             ----------
 Net increase (decrease) in net assets         (11,658)                76,091
NET ASSETS:
 Beginning of year                              67,896              1,570,405
                                              --------             ----------
 End of year                                   $56,238             $1,646,496
                                              ========             ==========

(v) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             PUTNAM VT                             PUTNAM VT
                                           INTERNATIONAL         PUTNAM VT           MONEY
                                            GROWTH FUND       INVESTORS FUND      MARKET FUND
                                          SUB-ACCOUNT (W)       SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $515                $696             $ --
 Net realized gain (loss) on security
  transactions                                   (114)                (85)              --
 Net realized gain on distributions                --                  --               --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,534               6,022               --
                                              -------             -------             ----
 Net increase (decrease) in net assets
  resulting from operations                     1,935               6,633               --
                                              -------             -------             ----
UNIT TRANSACTIONS:
 Purchases                                         --                  --               --
 Net transfers                                     --                  --               --
 Surrenders for benefit payments and
  fees                                             (1)               (297)              --
 Net loan activity                                 --                  --               --
 Cost of insurance                             (1,474)             (1,469)             (94)
                                              -------             -------             ----
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,475)             (1,766)             (94)
                                              -------             -------             ----
 Net increase (decrease) in net assets            460               4,867              (94)
NET ASSETS:
 Beginning of year                             17,148              47,875              378
                                              -------             -------             ----
 End of year                                  $17,608             $52,742             $284
                                              =======             =======             ====

                                              PUTNAM VT             PUTNAM VT            PUTNAM VT
                                              MULTI-CAP             SMALL CAP          GEORGE PUTNAM
                                             GROWTH FUND            VALUE FUND         BALANCED FUND
                                          SUB-ACCOUNT (X)(Y)       SUB-ACCOUNT        SUB-ACCOUNT (Z)
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $19,879                 $417              $2,424
 Net realized gain (loss) on security
  transactions                                   (63,882)                 359                (228)
 Net realized gain on distributions                   --                   --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       715,814               34,450               2,662
                                              ----------             --------             -------
 Net increase (decrease) in net assets
  resulting from operations                      671,811               35,226               4,858
                                              ----------             --------             -------
UNIT TRANSACTIONS:
 Purchases                                       211,388               13,131                  --
 Net transfers                                   (68,959)              (1,337)                 --
 Surrenders for benefit payments and
  fees                                          (163,886)                  (1)                 --
 Net loan activity                               (20,378)                  --                  --
 Cost of insurance                              (196,708)              (5,694)             (3,382)
                                              ----------             --------             -------
 Net increase (decrease) in net assets
  resulting from unit transactions              (238,543)               6,099              (3,382)
                                              ----------             --------             -------
 Net increase (decrease) in net assets           433,268               41,325               1,476
NET ASSETS:
 Beginning of year                             3,539,239              128,825              45,625
                                              ----------             --------             -------
 End of year                                  $3,972,507             $170,150             $47,101
                                              ==========             ========             =======

(w) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(x)  Formerly Putnam VT New Opportunities Fund. Change effective September 1,
     2010.

(y) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(z) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT                                   PUTNAM VT
                                              GLOBAL             PUTNAM VT               CAPITAL
                                          UTILITIES FUND        VOYAGER FUND        OPPORTUNITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                 $12,844              $100,487                  $505
 Net realized gain (loss) on security
  transactions                                  1,231               (58,654)               (8,080)
 Net realized gain on distributions                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (8,231)            1,310,752                56,973
                                             --------            ----------              --------
 Net increase (decrease) in net assets
  resulting from operations                     5,844             1,352,585                49,398
                                             --------            ----------              --------
UNIT TRANSACTIONS:
 Purchases                                         --               239,563                 4,982
 Net transfers                                     --                22,858                (5,607)
 Surrenders for benefit payments and
  fees                                         (2,226)             (344,425)              (46,871)
 Net loan activity                                 --               (33,544)                 (654)
 Cost of insurance                            (15,417)             (300,581)              (10,567)
                                             --------            ----------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (17,643)             (416,129)              (58,717)
                                             --------            ----------              --------
 Net increase (decrease) in net assets        (11,799)              936,456                (9,319)
NET ASSETS:
 Beginning of year                            323,372             6,806,684               206,366
                                             --------            ----------              --------
 End of year                                 $311,573            $7,743,140              $197,047
                                             ========            ==========              ========

                                                                   INVESCO
                                            PUTNAM VT          VAN KAMPEN V.I.           INVESCO
                                              EQUITY             GROWTH AND          VAN KAMPEN V.I.
                                           INCOME FUND           INCOME FUND          COMSTOCK FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (AA)      SUB-ACCOUNT (AB)
--------------------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $7,888                  $10                 $1,352
 Net realized gain (loss) on security
  transactions                                    676                   (3)              (187,652)
 Net realized gain on distributions                --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     40,918                3,680                245,442
                                             --------              -------              ---------
 Net increase (decrease) in net assets
  resulting from operations                    49,482                3,687                 59,142
                                             --------              -------              ---------
UNIT TRANSACTIONS:
 Purchases                                      8,931                3,456                 14,433
 Net transfers                                  9,102               25,520               (634,846)
 Surrenders for benefit payments and
  fees                                        (20,989)                  --                (11,166)
 Net loan activity                                 --                   --                     --
 Cost of insurance                            (18,945)              (2,022)               (28,301)
                                             --------              -------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions            (21,901)              26,954               (659,880)
                                             --------              -------              ---------
 Net increase (decrease) in net assets         27,581               30,641               (600,738)
NET ASSETS:
 Beginning of year                            393,346                5,784              1,004,822
                                             --------              -------              ---------
 End of year                                 $420,927              $36,425               $404,084
                                             ========              =======              =========

(aa) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(ab) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH             INTERNATIONAL             SMALL/MID-CAP
                                           STRATEGY PORTFOLIO           VALUE PORTFOLIO           VALUE PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $105                      $5,283                      $567
 Net realized gain (loss) on security
  transactions                                         1                    (130,112)                   (1,445)
 Net realized gain on distributions                   --                          --                     2,991
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         2,779                     269,718                    26,772
                                                 -------                   ---------                  --------
 Net increase (decrease) in net assets
  resulting from operations                        2,885                     144,889                    28,885
                                                 -------                   ---------                  --------
UNIT TRANSACTIONS:
 Purchases                                           562                      62,345                     5,038
 Net transfers                                     7,475                    (266,824)                   56,690
 Surrenders for benefit payments and
  fees                                                --                      (1,280)                  (11,130)
 Net loan activity                                    --                      (1,961)                       --
 Cost of insurance                                  (949)                    (43,778)                   (5,317)
                                                 -------                   ---------                  --------
 Net increase (decrease) in net assets
  resulting from unit transactions                 7,088                    (251,498)                   45,281
                                                 -------                   ---------                  --------
 Net increase (decrease) in net assets             9,973                    (106,609)                   74,166
NET ASSETS:
 Beginning of year                                 3,777                     659,311                    67,217
                                                 -------                   ---------                  --------
 End of year                                     $13,750                    $552,702                  $141,383
                                                 =======                   =========                  ========

                                                                    ALLIANCEBERNSTEIN VPS
                                          ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                             VALUE PORTFOLIO           GROWTH PORTFOLIO
                                               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------
OPERATIONS:
 Net investment income (loss)                        $46                     $4,426
 Net realized gain (loss) on security
  transactions                                        18                      2,269
 Net realized gain on distributions                   --                         --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           402                     30,230
                                                 -------                   --------
 Net increase (decrease) in net assets
  resulting from operations                          466                     36,925
                                                 -------                   --------
UNIT TRANSACTIONS:
 Purchases                                         4,242                     15,311
 Net transfers                                       (26)                       736
 Surrenders for benefit payments and
  fees                                                --                       (578)
 Net loan activity                                    --                         --
 Cost of insurance                                (3,003)                    (5,977)
                                                 -------                   --------
 Net increase (decrease) in net assets
  resulting from unit transactions                 1,213                      9,492
                                                 -------                   --------
 Net increase (decrease) in net assets             1,679                     46,417
NET ASSETS:
 Beginning of year                                 1,546                     77,558
                                                 -------                   --------
 End of year                                      $3,225                   $123,975
                                                 =======                   ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               AIM V.I.              AIM V.I.            AIM V.I.
                                               CAPITAL                 CORE           INTERNATIONAL
                                          APPRECIATION FUND        EQUITY FUND         GROWTH FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $603                $2,379              $1,522
 Net realized gain (loss) on security
  transactions                                   (8,043)                  500                  39
 Net realized gain on distributions                  --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       22,437                30,376              23,289
                                               --------              --------            --------
 Net increase (decrease) in net assets
  resulting from operations                      14,997                33,255              24,850
                                               --------              --------            --------
UNIT TRANSACTIONS:
 Purchases                                        9,040                 4,391              13,117
 Net transfers                                    2,432                23,355             104,605
 Surrenders for benefit payments and
  fees                                               --                    --                  (1)
 Net loan activity                                   --                    --                  (2)
 Cost of insurance                              (10,454)               (8,099)            (10,769)
                                               --------              --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions                1,018                19,647             106,950
                                               --------              --------            --------
 Net increase (decrease) in net assets           16,015                52,902             131,800
NET ASSETS:
 Beginning of year                               89,684                92,574              18,560
                                               --------              --------            --------
 End of year                                   $105,699              $145,476            $150,360
                                               ========              ========            ========

                                             AIM V.I.            AIM V.I.
                                           MID CAP CORE         SMALL CAP
                                           EQUITY FUND         EQUITY FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                  $4,073                $411
 Net realized gain (loss) on security
  transactions                                  6,377               6,945
 Net realized gain on distributions             3,930                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     71,517              47,486
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from operations                    85,897              54,842
                                             --------            --------
UNIT TRANSACTIONS:
 Purchases                                     12,572               3,741
 Net transfers                                (15,642)            172,868
 Surrenders for benefit payments and
  fees                                        (22,214)            (35,381)
 Net loan activity                              1,022                (129)
 Cost of insurance                            (14,296)             (5,633)
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (38,558)            135,466
                                             --------            --------
 Net increase (decrease) in net assets         47,339             190,308
NET ASSETS:
 Beginning of year                            301,070              95,599
                                             --------            --------
 End of year                                 $348,409            $285,907
                                             ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            AIM V.I.             AIM V.I.               AIM V.I.
                                             CAPITAL          POWERSHARES ETF            GLOBAL
                                        DEVELOPMENT FUND      ALLOCATION FUND       REAL ESTATE FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (A)       SUB-ACCOUNT (B)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $ --                 $ --                 $ --
 Net realized gain (loss) on security
  transactions                                   269                   --                   --
 Net realized gain on distributions               --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    28,181                   81                    1
                                             -------              -------                 ----
 Net increase (decrease) in net assets
  resulting from operations                   28,450                   81                    1
                                             -------              -------                 ----
UNIT TRANSACTIONS:
 Purchases                                     7,617                   --                   --
 Net transfers                                (1,298)              12,212                  153
 Surrenders for benefit payments and
  fees                                            --                   --                   --
 Net loan activity                            (1,171)                  --                   --
 Cost of insurance                            (7,266)                  --                   (9)
                                             -------              -------                 ----
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,118)              12,212                  144
                                             -------              -------                 ----
 Net increase (decrease) in net assets        26,332               12,293                  145
NET ASSETS:
 Beginning of year                            68,867                   --                   --
                                             -------              -------                 ----
 End of year                                 $95,199              $12,293                 $145
                                             =======              =======                 ====

                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS           GLOBAL
                                              GLOBAL             GROWTH AND
                                             BOND FUND           INCOME FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                    $359               $1,113
 Net realized gain (loss) on security
  transactions                                     11                   50
 Net realized gain on distributions                --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,052               13,095
                                              -------              -------
 Net increase (decrease) in net assets
  resulting from operations                     2,422               14,258
                                              -------              -------
UNIT TRANSACTIONS:
 Purchases                                      3,291                1,755
 Net transfers                                 13,765               46,500
 Surrenders for benefit payments and
  fees                                             --                   --
 Net loan activity                                 --                   --
 Cost of insurance                             (3,805)              (2,152)
                                              -------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions             13,251               46,103
                                              -------              -------
 Net increase (decrease) in net assets         15,673               60,361
NET ASSETS:
 Beginning of year                             11,734                  477
                                              -------              -------
 End of year                                  $27,407              $60,838
                                              =======              =======

(a)  From inception February 26, 2009 to December 31, 2009.

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS          BLUE CHIP
                                               ASSET             INCOME AND         AMERICAN FUNDS
                                          ALLOCATION FUND        GROWTH FUND           BOND FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $150,083              $23,301             $104,274
 Net realized gain (loss) on security
  transactions                                   42,814             (105,696)               1,529
 Net realized gain on distributions                  --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,224,819              345,956              228,819
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   1,417,716              263,561              334,622
                                            -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      358,851               60,118              334,069
 Net transfers                                 (340,644)             (67,402)           1,013,272
 Surrenders for benefit payments and
  fees                                         (144,794)            (100,065)            (118,489)
 Net loan activity                                   --                   --               (1,492)
 Cost of insurance                             (280,991)             (54,602)            (177,143)
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (407,578)            (161,951)           1,050,217
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets        1,010,138              101,610            1,384,839
NET ASSETS:
 Beginning of year                            5,915,517            1,178,159            2,196,607
                                            -----------          -----------          -----------
 End of year                                 $6,925,655           $1,279,769           $3,581,446
                                            ===========          ===========          ===========


                                          AMERICAN FUNDS
                                              GLOBAL           AMERICAN FUNDS
                                            GROWTH FUND          GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income (loss)                   $26,906              $55,515
 Net realized gain (loss) on security
  transactions                                  (78,671)              49,830
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      775,795            2,735,856
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                     724,030            2,841,201
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                      123,366              553,769
 Net transfers                                 (372,712)            (146,144)
 Surrenders for benefit payments and
  fees                                          (95,905)            (163,050)
 Net loan activity                               (4,261)             (24,611)
 Cost of insurance                              (93,605)            (385,455)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (443,117)            (165,491)
                                            -----------          -----------
 Net increase (decrease) in net assets          280,913            2,675,710
NET ASSETS:
 Beginning of year                            1,806,666            7,232,502
                                            -----------          -----------
 End of year                                 $2,087,579           $9,908,212
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            AMERICAN FUNDS          AMERICAN FUNDS        AMERICAN FUNDS
                                          GROWTH-INCOME FUND      INTERNATIONAL FUND      NEW WORLD FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $111,288                 $67,702               $17,693
 Net realized gain (loss) on security
  transactions                                     39,194                  12,801               (81,704)
 Net realized gain on distributions                    --                  23,175                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,782,851               1,442,085               579,701
                                              -----------             -----------           -----------
 Net increase (decrease) in net assets
  resulting from operations                     1,933,333               1,545,763               515,690
                                              -----------             -----------           -----------
UNIT TRANSACTIONS:
 Purchases                                        619,408                 262,339               108,048
 Net transfers                                   (314,497)                165,834              (191,112)
 Surrenders for benefit payments and
  fees                                           (302,505)               (247,438)             (124,845)
 Net loan activity                                (13,828)                (17,428)                   --
 Cost of insurance                               (372,743)               (184,477)              (74,020)
                                              -----------             -----------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (384,165)                (21,170)             (281,929)
                                              -----------             -----------           -----------
 Net increase (decrease) in net assets          1,549,168               1,524,593               233,761
NET ASSETS:
 Beginning of year                              6,425,104               3,642,306             1,142,194
                                              -----------             -----------           -----------
 End of year                                   $7,974,272              $5,166,899            $1,375,955
                                              ===========             ===========           ===========

                                           AMERICAN FUNDS         FIDELITY VIP
                                            GLOBAL SMALL          ASSET MANAGER
                                         CAPITALIZATION FUND        PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $6,570              $12,617
 Net realized gain (loss) on security
  transactions                                   (31,055)             (82,659)
 Net realized gain on distributions                   --                  868
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,186,338              226,917
                                             -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    1,161,853              157,743
                                             -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                       116,653                   --
 Net transfers                                  (112,962)                  --
 Surrenders for benefit payments and
  fees                                           (74,242)                   4
 Net loan activity                               (10,371)            (190,660)
 Cost of insurance                               (81,170)             (42,054)
                                             -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (162,092)            (232,710)
                                             -----------            ---------
 Net increase (decrease) in net assets           999,761              (74,967)
NET ASSETS:
 Beginning of year                             1,909,792              650,618
                                             -----------            ---------
 End of year                                  $2,909,553             $575,651
                                             ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                           EQUITY-INCOME           GROWTH             CONTRAFUND
                                             PORTFOLIO            PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $145,016                $12               $21,141
 Net realized gain (loss) on security
  transactions                                 (438,292)                 3                 6,060
 Net realized gain on distributions                  --                  5                   523
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,032,224              1,211               527,342
                                             ----------            -------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   1,738,948              1,231               555,066
                                             ----------            -------            ----------
UNIT TRANSACTIONS:
 Purchases                                      371,151                168                88,799
 Net transfers                                 (479,370)             4,455               461,099
 Surrenders for benefit payments and
  fees                                         (246,907)                --               (56,711)
 Net loan activity                             (238,674)                --                 2,535
 Cost of insurance                             (345,615)              (785)              (64,642)
                                             ----------            -------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (939,415)             3,838               431,080
                                             ----------            -------            ----------
 Net increase (decrease) in net assets          799,533              5,069               986,146
NET ASSETS:
 Beginning of year                            6,455,706              1,887             1,214,935
                                             ----------            -------            ----------
 End of year                                 $7,255,239             $6,956            $2,201,081
                                             ==========            =======            ==========

                                           FIDELITY VIP          FIDELITY VIP
                                             OVERSEAS              MID CAP
                                             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                  $13,493                $3,978
 Net realized gain (loss) on security
  transactions                                 (19,401)                   67
 Net realized gain on distributions              2,006                 4,721
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     154,646               251,228
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    150,744               259,994
                                             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                          --               107,737
 Net transfers                                  (8,481)              123,252
 Surrenders for benefit payments and
  fees                                         (24,928)              (11,796)
 Net loan activity                              (1,102)                  (13)
 Cost of insurance                             (29,569)              (34,985)
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (64,080)              184,195
                                             ---------            ----------
 Net increase (decrease) in net assets          86,664               444,189
NET ASSETS:
 Beginning of year                             625,165               600,381
                                             ---------            ----------
 End of year                                  $711,829            $1,044,570
                                             =========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        FIDELITY VIP        FIDELITY VIP       FIDELITY VIP
                                      VALUE STRATEGIES     DYNAMIC CAPAPP      FREEDOM 2010
                                          PORTFOLIO          PORTFOLIO          PORTFOLIO
                                         SUB-ACCOUNT      SUB-ACCOUNT (C)      SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $50               $ --               $282
 Net realized gain (loss) on
  security transactions                         80                 --                 18
 Net realized gain on distributions             --                 --                 57
 Net unrealized appreciation
  (depreciation) of investments
  during the year                            7,071                 67              1,234
                                           -------             ------             ------
 Net increase (decrease) in net
  assets resulting from operations           7,201                 67              1,591
                                           -------             ------             ------
UNIT TRANSACTIONS:
 Purchases                                  10,490                 --                 --
 Net transfers                                  33              1,217                 --
 Surrenders for benefit payments and
  fees                                          --                 --                 --
 Net loan activity                              --                 --                 --
 Cost of insurance                            (734)               (94)              (183)
                                           -------             ------             ------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                               9,789              1,123               (183)
                                           -------             ------             ------
 Net increase (decrease) in net
  assets                                    16,990              1,190              1,408
NET ASSETS:
 Beginning of year                           1,193                 --              6,760
                                           -------             ------             ------
 End of year                               $18,183             $1,190             $8,168
                                           =======             ======             ======

                                        FIDELITY VIP      FIDELITY VIP
                                        FREEDOM 2020      FREEDOM 2030
                                         PORTFOLIO         PORTFOLIO
                                        SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------  ----------------------------------
OPERATIONS:
 Net investment income (loss)               $2,779            $4,571
 Net realized gain (loss) on
  security transactions                      1,021               378
 Net realized gain on distributions            637               575
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           22,761            79,244
                                          --------          --------
 Net increase (decrease) in net
  assets resulting from operations          27,198            84,768
                                          --------          --------
UNIT TRANSACTIONS:
 Purchases                                   7,785             4,524
 Net transfers                              73,524           154,487
 Surrenders for benefit payments and
  fees                                          --                39
 Net loan activity                         (15,024)               --
 Cost of insurance                         (12,130)          (10,989)
                                          --------          --------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                              54,155           148,061
                                          --------          --------
 Net increase (decrease) in net
  assets                                    81,353           232,829
NET ASSETS:
 Beginning of year                          17,436            22,524
                                          --------          --------
 End of year                               $98,789          $255,353
                                          ========          ========

(c)  Funded as of September 28, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                   FRANKLIN
                                            FIDELITY VIP            RISING              FRANKLIN
                                          STRATEGIC INCOME        DIVIDENDS              INCOME
                                             PORTFOLIO         SECURITIES FUND      SECURITIES FUND
                                          SUB-ACCOUNT (B)      SUB-ACCOUNT (B)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $ --                 $ --                $127,035
 Net realized gain (loss) on security
  transactions                                    --                   --                 (28,357)
 Net realized gain on distributions               --                   --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         1                    1                 382,651
                                                ----                 ----              ----------
 Net increase (decrease) in net assets
  resulting from operations                        1                    1                 481,329
                                                ----                 ----              ----------
UNIT TRANSACTIONS:
 Purchases                                        --                   --                 113,510
 Net transfers                                   560                  154                (126,421)
 Surrenders for benefit payments and
  fees                                            --                   --                  (3,341)
 Net loan activity                                --                   --                  (9,097)
 Cost of insurance                                (3)                 (10)                (92,327)
                                                ----                 ----              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               557                  144                (117,676)
                                                ----                 ----              ----------
 Net increase (decrease) in net assets           558                  145                 363,653
NET ASSETS:
 Beginning of year                                --                   --               1,442,072
                                                ----                 ----              ----------
 End of year                                    $558                 $145              $1,805,725
                                                ====                 ====              ==========

                                              FRANKLIN             FRANKLIN
                                           SMALL-MID CAP           SMALL CAP
                                               GROWTH                VALUE
                                          SECURITIES FUND       SECURITIES FUND
                                          SUB-ACCOUNT (D)         SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --                $12,088
 Net realized gain (loss) on security
  transactions                                     68                (38,900)
 Net realized gain on distributions                --                 33,289
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,437                170,649
                                               ------              ---------
 Net increase (decrease) in net assets
  resulting from operations                     1,505                177,126
                                               ------              ---------
UNIT TRANSACTIONS:
 Purchases                                        426                 78,791
 Net transfers                                  5,428                (84,673)
 Surrenders for benefit payments and
  fees                                             --                (79,580)
 Net loan activity                                 --                 (7,190)
 Cost of insurance                               (887)               (53,265)
                                               ------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              4,967               (145,917)
                                               ------              ---------
 Net increase (decrease) in net assets          6,472                 31,209
NET ASSETS:
 Beginning of year                                 --                781,509
                                               ------              ---------
 End of year                                   $6,472               $812,718
                                               ======              =========

(b) From inception July 23, 2009 to December 31, 2009.

(d) Funded as of Janaury 30, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    FRANKLIN                                 TEMPLETON
                                   STRATEGIC                                DEVELOPING
                                     INCOME           MUTUAL SHARES           MARKETS
                                SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $20,967               $22,234               $400
 Net realized gain (loss) on
  security transactions                6,704               (81,058)               267
 Net realized gain on
  distributions                           --                    --                 34
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                46,490               335,102              9,721
                                    --------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                          74,161               276,278             10,422
                                    --------            ----------            -------
UNIT TRANSACTIONS:
 Purchases                            22,448               120,257              3,359
 Net transfers                       436,260               187,180             15,233
 Surrenders for benefit
  payments and fees                  (84,995)             (145,382)                --
 Net loan activity                        (2)               (1,217)                --
 Cost of insurance                   (32,514)              (74,512)            (3,679)
                                    --------            ----------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  341,197                86,326             14,913
                                    --------            ----------            -------
 Net increase (decrease) in
  net assets                         415,358               362,604             25,335
NET ASSETS:
 Beginning of year                    67,524             1,090,276              3,970
                                    --------            ----------            -------
 End of year                        $482,882            $1,452,880            $29,305
                                    ========            ==========            =======


                                   TEMPLETON          TEMPLETON
                                    FOREIGN             GROWTH
                                SECURITIES FUND    SECURITIES FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)          $203              $5,317
 Net realized gain (loss) on
  security transactions                  66               3,850
 Net realized gain on
  distributions                         250                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                7,174              46,790
                                    -------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                          7,693              55,957
                                    -------            --------
UNIT TRANSACTIONS:
 Purchases                           12,137              32,290
 Net transfers                       29,550              58,815
 Surrenders for benefit
  payments and fees                      --                  --
 Net loan activity                       --                  --
 Cost of insurance                   (3,343)            (12,799)
                                    -------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  38,344              78,306
                                    -------            --------
 Net increase (decrease) in
  net assets                         46,037             134,263
NET ASSETS:
 Beginning of year                    3,728              70,328
                                    -------            --------
 End of year                        $49,765            $204,591
                                    =======            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                   FRANKLIN
                                               MUTUAL              FLEX CAP            TEMPLETON
                                          GLOBAL DISCOVERY          GROWTH            GLOBAL BOND
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                          SUB-ACCOUNT (E)        SUB-ACCOUNT        SUB-ACCOUNT (F)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $6,071                $ --               $127,033
 Net realized gain (loss) on security
  transactions                                   1,863                  64                 (1,076)
 Net realized gain on distributions             14,326                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      91,282                 953                 36,226
                                              --------              ------             ----------
 Net increase (decrease) in net assets
  resulting from operations                    113,542               1,017                162,183
                                              --------              ------             ----------
UNIT TRANSACTIONS:
 Purchases                                      69,502                 133                 75,407
 Net transfers                                 117,819               2,415                459,409
 Surrenders for benefit payments and
  fees                                         (34,920)                 --                (28,772)
 Net loan activity                              (3,091)                 --                    511
 Cost of insurance                             (47,650)               (489)               (42,579)
                                              --------              ------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             101,660               2,059                463,976
                                              --------              ------             ----------
 Net increase (decrease) in net assets         215,202               3,076                626,159
NET ASSETS:
 Beginning of year                             429,129                 233                616,114
                                              --------              ------             ----------
 End of year                                  $644,331              $3,309             $1,242,273
                                              ========              ======             ==========

                                                                    HARTFORD
                                              HARTFORD                TOTAL
                                              ADVISERS             RETURN BOND
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $183,021               $463,112
 Net realized gain (loss) on security
  transactions                                 (257,810)               (23,698)
 Net realized gain on distributions                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,249,579              1,195,883
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   2,174,790              1,635,297
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      529,070                512,349
 Net transfers                                 (862,533)               651,226
 Surrenders for benefit payments and
  fees                                         (153,825)            (1,264,915)
 Net loan activity                              (76,645)              (239,947)
 Cost of insurance                             (382,280)              (529,738)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (946,213)              (871,025)
                                             ----------            -----------
 Net increase (decrease) in net assets        1,228,577                764,272
NET ASSETS:
 Beginning of year                            7,897,927             11,682,877
                                             ----------            -----------
 End of year                                 $9,126,504            $12,447,149
                                             ==========            ===========

(e)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(f) Formerly Templeton Global Income Securities Fund. Change effective May 1, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    HARTFORD              HARTFORD            HARTFORD
                                    CAPITAL               DIVIDEND          FUNDAMENTAL
                                  APPRECIATION           AND GROWTH            GROWTH
                                    HLS FUND              HLS FUND            HLS FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $207,780              $201,367               $52
 Net realized gain (loss) on
  security transactions               (751,405)             (220,009)               15
 Net realized gain on
  distributions                             --                    --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               9,043,830             2,034,693             2,878
                                  ------------          ------------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                         8,500,205             2,016,051             2,945
                                  ------------          ------------          --------
UNIT TRANSACTIONS:
 Purchases                             963,084               516,285             6,998
 Net transfers                        (783,939)             (450,591)               --
 Surrenders for benefit
  payments and fees                 (1,016,500)             (697,399)               --
 Net loan activity                     (96,216)                2,536                --
 Cost of insurance                  (1,007,406)             (458,595)             (385)
                                  ------------          ------------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (1,940,977)           (1,087,764)            6,613
                                  ------------          ------------          --------
 Net increase (decrease) in
  net assets                         6,559,228               928,287             9,558
NET ASSETS:
 Beginning of year                  20,051,966             9,133,048               410
                                  ------------          ------------          --------
 End of year                       $26,611,194           $10,061,335            $9,968
                                  ============          ============          ========

                                  HARTFORD
                                   GLOBAL             HARTFORD
                                  ADVISERS         GLOBAL EQUITY
                                  HLS FUND            HLS FUND
                                 SUB-ACCOUNT        SUB-ACCOUNT
----------------------------  -------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $ --                $889
 Net realized gain (loss) on
  security transactions              (2,620)               (137)
 Net realized gain on
  distributions                          --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                2,562              19,296
                                  ---------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (58)             20,048
                                  ---------          ----------
UNIT TRANSACTIONS:
 Purchases                               --                 970
 Net transfers                       (6,407)             81,374
 Surrenders for benefit
  payments and fees                      --                  --
 Net loan activity                       --                  --
 Cost of insurance                     (171)             (2,512)
                                  ---------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (6,578)             79,832
                                  ---------          ----------
 Net increase (decrease) in
  net assets                         (6,636)             99,880
NET ASSETS:
 Beginning of year                    8,786               3,606
                                  ---------          ----------
 End of year                         $2,150            $103,486
                                  =========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                         HARTFORD
                                     HARTFORD          DISCIPLINED          HARTFORD
                                   GLOBAL GROWTH          EQUITY             GROWTH
                                     HLS FUND            HLS FUND           HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $107             $11,866               $10
 Net realized gain (loss) on
  security transactions                   (94)             20,019                13
 Net realized gain on
  distributions                            --                  --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       2,784             154,965               391
                                      -------            --------            ------
 Net increase (decrease) in net
  assets resulting from
  operations                            2,797             186,850               414
                                      -------            --------            ------
UNIT TRANSACTIONS:
 Purchases                                168              55,671             1,029
 Net transfers                          9,645              55,372               345
 Surrenders for benefit
  payments and fees                        --              (2,476)               --
 Net loan activity                         --                  (4)               --
 Cost of insurance                       (817)            (64,609)             (228)
                                      -------            --------            ------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          8,996              43,954             1,146
                                      -------            --------            ------
 Net increase (decrease) in net
  assets                               11,793             230,804             1,560
NET ASSETS:
 Beginning of year                      5,444             632,610             1,160
                                      -------            --------            ------
 End of year                          $17,237            $863,414            $2,720
                                      =======            ========            ======

                                       HARTFORD
                                        GROWTH             HARTFORD
                                    OPPORTUNITIES         HIGH YIELD
                                       HLS FUND            HLS FUND
                                   SUB-ACCOUNT (G)        SUB-ACCOUNT
-------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income (loss)            $3,335              $3,406
 Net realized gain (loss) on
  security transactions                   2,970                 163
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       180,161               1,544
                                       --------             -------
 Net increase (decrease) in net
  assets resulting from
  operations                            186,466               5,113
                                       --------             -------
UNIT TRANSACTIONS:
 Purchases                               67,037               3,133
 Net transfers                          154,820              40,557
 Surrenders for benefit
  payments and fees                     (15,547)                 --
 Net loan activity                           (3)                 --
 Cost of insurance                      (62,254)             (1,329)
                                       --------             -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          144,053              42,361
                                       --------             -------
 Net increase (decrease) in net
  assets                                330,519              47,474
NET ASSETS:
 Beginning of year                      474,670               3,266
                                       --------             -------
 End of year                           $805,189             $50,740
                                       ========             =======

(g) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                    HARTFORD             HARTFORD
                                              HARTFORD           INTERNATIONAL        INTERNATIONAL
                                               INDEX                 GROWTH           SMALL COMPANY
                                              HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (H)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $166,940                 $1                 $6,386
 Net realized gain (loss) on security
  transactions                                 (234,031)                 1                (15,178)
 Net realized gain on distributions               3,934                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,035,493                  7                119,919
                                             ----------               ----               --------
 Net increase (decrease) in net assets
  resulting from operations                   1,972,336                  9                111,127
                                             ----------               ----               --------
UNIT TRANSACTIONS:
 Purchases                                      462,425                 55                  5,946
 Net transfers                                 (398,743)                 8                 39,999
 Surrenders for benefit payments and
  fees                                         (474,849)                --                 (3,028)
 Net loan activity                              (10,824)                --                     --
 Cost of insurance                             (380,431)               (25)               (11,160)
                                             ----------               ----               --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (802,422)                38                 31,757
                                             ----------               ----               --------
 Net increase (decrease) in net assets        1,169,914                 47                142,884
NET ASSETS:
 Beginning of year                            8,156,305                 --                290,824
                                             ----------               ----               --------
 End of year                                 $9,326,219                $47               $433,708
                                             ==========               ====               ========

                                              HARTFORD            HARTFORD
                                           INTERNATIONAL           MIDCAP
                                           OPPORTUNITIES           GROWTH
                                              HLS FUND            HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income (loss)                  $106,530               $22
 Net realized gain (loss) on security
  transactions                                 (254,872)               50
 Net realized gain on distributions                  --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,759,668             1,780
                                             ----------            ------
 Net increase (decrease) in net assets
  resulting from operations                   1,611,326             1,852
                                             ----------            ------
UNIT TRANSACTIONS:
 Purchases                                      191,981               200
 Net transfers                                 (355,683)            7,117
 Surrenders for benefit payments and
  fees                                         (342,671)               --
 Net loan activity                              (14,230)               --
 Cost of insurance                             (203,649)             (876)
                                             ----------            ------
 Net increase (decrease) in net assets
  resulting from unit transactions             (724,252)            6,441
                                             ----------            ------
 Net increase (decrease) in net assets          887,074             8,293
NET ASSETS:
 Beginning of year                            5,210,245                27
                                             ----------            ------
 End of year                                 $6,097,319            $8,320
                                             ==========            ======

(h) Funded as of April 3, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD              HARTFORD
                                               MIDCAP             MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $16,400                $5,526                $7,656
 Net realized gain (loss) on security
  transactions                                   (71,377)               (2,378)                   --
 Net realized gain on distributions                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       908,089               260,745                    --
                                            ------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                      853,112               263,893                 7,656
                                            ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                       161,081                40,436             5,007,713
 Net transfers                                  (444,544)               (6,805)             (314,367)
 Surrenders for benefit payments and
  fees                                          (182,878)              (34,120)           (4,986,319)
 Net loan activity                                (5,404)                 (695)              (51,617)
 Cost of insurance                              (181,178)              (32,646)             (782,434)
                                            ------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (652,923)              (33,830)           (1,127,024)
                                            ------------          ------------          ------------
 Net increase (decrease) in net assets           200,189               230,063            (1,119,368)
NET ASSETS:
 Beginning of year                             3,189,309               574,523            11,549,575
                                            ------------          ------------          ------------
 End of year                                  $3,389,498              $804,586           $10,430,207
                                            ============          ============          ============

                                              HARTFORD              HARTFORD
                                           SMALL COMPANY        SMALLCAP GROWTH
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                       $404                    $1
 Net realized gain (loss) on security
  transactions                                   (83,768)                   21
 Net realized gain on distributions                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       929,452                   559
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                      846,088                   581
                                            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                       135,101                   407
 Net transfers                                    77,741                 1,062
 Surrenders for benefit payments and
  fees                                          (275,427)                   --
 Net loan activity                                (1,489)                   --
 Cost of insurance                              (130,264)                 (428)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (194,338)                1,041
                                            ------------          ------------
 Net increase (decrease) in net assets           651,750                 1,622
NET ASSETS:
 Beginning of year                             3,004,339                    47
                                            ------------          ------------
 End of year                                  $3,656,089                $1,669
                                            ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                          HARTFORD
                                     HARTFORD         U.S. GOVERNMENT        HARTFORD
                                       STOCK             SECURITIES            VALUE
                                     HLS FUND             HLS FUND           HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT (I)
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $158,268                $523              $129
 Net realized gain (loss) on
  security transactions                (217,902)              7,897                84
 Net realized gain on
  distributions                              --                  --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         3,575,701              49,843               996
                                    -----------          ----------           -------
 Net increase (decrease) in
  net assets resulting from
  operations                          3,516,067              58,263             1,209
                                    -----------          ----------           -------
UNIT TRANSACTIONS:
 Purchases                              520,132             216,139                --
 Net transfers                         (188,994)            380,261             7,146
 Surrenders for benefit
  payments and fees                    (402,348)           (316,671)               --
 Net loan activity                     (223,835)                 --                --
 Cost of insurance                     (394,469)           (106,299)             (857)
                                    -----------          ----------           -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (689,514)            173,430             6,289
                                    -----------          ----------           -------
 Net increase (decrease) in
  net assets                          2,826,553             231,693             7,498
NET ASSETS:
 Beginning of year                    8,930,063           1,345,335                --
                                    -----------          ----------           -------
 End of year.                       $11,756,616          $1,577,028            $7,498
                                    ===========          ==========           =======

                                    HARTFORD            HARTFORD
                                      VALUE              EQUITY
                                  OPPORTUNITIES          INCOME
                                    HLS FUND            HLS FUND
                                   SUB-ACCOUNT      SUB-ACCOUNT (D)
------------------------------  -------------------------------------
OPERATIONS:
 Net investment income (loss)          $5,212               $864
 Net realized gain (loss) on
  security transactions               (23,563)                62
 Net realized gain on
  distributions                            --                154
 Net unrealized appreciation
  (depreciation) of
  investments during the year         198,942              3,478
                                    ---------           --------
 Net increase (decrease) in
  net assets resulting from
  operations                          180,591              4,558
                                    ---------           --------
UNIT TRANSACTIONS:
 Purchases                             43,891                561
 Net transfers                        (73,837)            30,535
 Surrenders for benefit
  payments and fees                    (2,139)                --
 Net loan activity                     (6,564)                --
 Cost of insurance                    (19,620)            (1,375)
                                    ---------           --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (58,269)            29,721
                                    ---------           --------
 Net increase (decrease) in
  net assets                          122,322             34,279
NET ASSETS:
 Beginning of year                    439,788                 --
                                    ---------           --------
 End of year.                        $562,110            $34,279
                                    =========           ========

(d) Funded as of Janaury 30, 2009.

(i)  Funded as of July 20, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                 LORD ABBETT           LORD ABBETT          LORD ABBETT
                               AMERICA'S VALUE        BOND-DEBENTURE         GROWTH &
                                  PORTFOLIO             PORTFOLIO           INCOME FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $1,451               $12,472                $623
 Net realized gain (loss)
  on security transactions           (1,894)                6,307                (485)
 Net realized gain on
  distributions                          --                    --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               14,458                28,551              12,163
                                   --------              --------             -------
 Net increase (decrease) in
  net assets resulting from
  operations                         14,015                47,330              12,301
                                   --------              --------             -------
UNIT TRANSACTIONS:
 Purchases                            8,370                15,844               2,788
 Net transfers                      (23,402)              194,304              (4,222)
 Surrenders for benefit
  payments and fees                 (23,433)              (74,001)                 --
 Net loan activity                       --                    (9)                 --
 Cost of insurance                   (3,292)              (13,866)             (5,282)
                                   --------              --------             -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (41,757)              122,272              (6,716)
                                   --------              --------             -------
 Net increase (decrease) in
  net assets                        (27,742)              169,602               5,585
NET ASSETS:
 Beginning of year                   73,884                44,014              63,540
                                   --------              --------             -------
 End of year                        $46,142              $213,616             $69,125
                                   ========              ========             =======


                                MFS GROWTH        MFS INVESTORS
                                  SERIES           TRUST SERIES
                                SUB-ACCOUNT        SUB-ACCOUNT
---------------------------  -------------------------------------
OPERATIONS:
 Net investment income
  (loss)                            $ --                 $759
 Net realized gain (loss)
  on security transactions            --                1,418
 Net realized gain on
  distributions                       --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                24                4,445
                                   -----             --------
 Net increase (decrease) in
  net assets resulting from
  operations                          24                6,622
                                   -----             --------
UNIT TRANSACTIONS:
 Purchases                           173                  422
 Net transfers                         2               (7,345)
 Surrenders for benefit
  payments and fees                   --              (10,295)
 Net loan activity                    --                   --
 Cost of insurance                  (120)              (3,463)
                                   -----             --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   55              (20,681)
                                   -----             --------
 Net increase (decrease) in
  net assets                          79              (14,059)
NET ASSETS:
 Beginning of year                    21               37,021
                                   -----             --------
 End of year                        $100              $22,962
                                   =====             ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              MFS NEW              MFS TOTAL              MFS VALUE
                                         DISCOVERY SERIES        RETURN SERIES              SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $ --                 $61,033                $1,880
 Net realized gain (loss) on security
  transactions                                    (458)                  4,014                   (28)
 Net realized gain on distributions                 --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      28,075                 231,968                52,507
                                             ---------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     27,617                 297,015                54,359
                                             ---------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                       1,030                 254,757                30,767
 Net transfers                                  29,610                 (18,483)              338,194
 Surrenders for benefit payments and
  fees                                              --                      (3)                   (1)
 Net loan activity                                  --                      --                    (4)
 Cost of insurance                              (2,853)                (98,664)              (22,364)
                                             ---------            ------------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              27,787                 137,607               346,592
                                             ---------            ------------            ----------
 Net increase (decrease) in net assets          55,404                 434,622               400,951
NET ASSETS:
 Beginning of year                              33,065               1,434,061                30,325
                                             ---------            ------------            ----------
 End of year                                   $88,469              $1,868,683              $431,276
                                             =========            ============            ==========

                                                                 VAN KAMPEN --
                                                                  UIF MID CAP
                                            MFS RESEARCH            GROWTH
                                          BOND SERIES FUND         PORTFOLIO
                                          SUB-ACCOUNT (J)         SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income (loss)                      $ --                 $ --
 Net realized gain (loss) on security
  transactions                                       10                   50
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,373               18,133
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                       1,383               18,183
                                             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                          224               10,227
 Net transfers                                  193,678               66,510
 Surrenders for benefit payments and
  fees                                               --                   --
 Net loan activity                                   --                   (1)
 Cost of insurance                               (1,177)              (8,272)
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              192,725               68,464
                                             ----------            ---------
 Net increase (decrease) in net assets          194,108               86,647
NET ASSETS:
 Beginning of year                                   --                7,832
                                             ----------            ---------
 End of year                                   $194,108              $94,479
                                             ==========            =========

(j)  Funded as of July 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          VAN KAMPEN --
                                             UIF U.S.            OPPENHEIMER             OPPENHEIMER
                                          MID CAP VALUE            CAPITAL            GLOBAL SECURITIES
                                            PORTFOLIO         APPRECIATION FUND            FUND/VA
                                           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $1,720                    $6                  $4,686
 Net realized gain (loss) on security
  transactions                                  8,361                  (423)               (114,843)
 Net realized gain on distributions                --                    --                   5,197
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     45,410                32,702                 166,130
                                             --------              --------               ---------
 Net increase (decrease) in net assets
  resulting from operations                    55,491                32,285                  61,170
                                             --------              --------               ---------
UNIT TRANSACTIONS:
 Purchases                                     19,312                 9,976                  19,040
 Net transfers                                   (310)                  (32)               (100,182)
 Surrenders for benefit payments and
  fees                                             (1)                   --                 (28,105)
 Net loan activity                                 --                    --                     (16)
 Cost of insurance                            (12,014)              (10,288)                (13,701)
                                             --------              --------               ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              6,987                  (344)               (122,964)
                                             --------              --------               ---------
 Net increase (decrease) in net assets         62,478                31,941                 (61,794)
NET ASSETS:
 Beginning of year                             99,972                75,123                 339,930
                                             --------              --------               ---------
 End of year                                 $162,450              $107,064                $278,136
                                             ========              ========               =========

                                                              OPPENHEIMER
                                           OPPENHEIMER        MAIN STREET
                                           MAIN STREET         SMALL CAP
                                             FUND/VA            FUND/VA
                                           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------
OPERATIONS:
 Net investment income (loss)                   $157               $106
 Net realized gain (loss) on security
  transactions                                    19                154
 Net realized gain on distributions               --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,621             21,405
                                             -------            -------
 Net increase (decrease) in net assets
  resulting from operations                    2,797             21,665
                                             -------            -------
UNIT TRANSACTIONS:
 Purchases                                     1,344             12,373
 Net transfers                                 3,245             54,369
 Surrenders for benefit payments and
  fees                                            --                 (2)
 Net loan activity                                --                 (2)
 Cost of insurance                            (1,951)            (8,501)
                                             -------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions             2,638             58,237
                                             -------            -------
 Net increase (decrease) in net assets         5,435             79,902
NET ASSETS:
 Beginning of year                             9,361             12,312
                                             -------            -------
 End of year                                 $14,796            $92,214
                                             =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            OPPENHEIMER           PUTNAM VT            PUTNAM VT
                                               VALUE             DIVERSIFIED         GLOBAL ASSET
                                              FUND/VA            INCOME FUND        ALLOCATION FUND
                                          SUB-ACCOUNT (K)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $2               $13,436              $38,942
 Net realized gain (loss) on security
  transactions                                      1                (3,390)             (42,165)
 Net realized gain on distributions                --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         24                96,020              185,574
                                               ------              --------            ---------
 Net increase (decrease) in net assets
  resulting from operations                        27               106,066              182,351
                                               ------              --------            ---------
UNIT TRANSACTIONS:
 Purchases                                          2                16,577                  206
 Net transfers                                  1,394               167,962              (52,948)
 Surrenders for benefit payments and
  fees                                             --               (10,900)             (22,790)
 Net loan activity                                 --                    (2)             (49,651)
 Cost of insurance                               (134)              (18,979)             (26,113)
                                               ------              --------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,262               154,658             (151,296)
                                               ------              --------            ---------
 Net increase (decrease) in net assets          1,289               260,724               31,055
NET ASSETS:
 Beginning of year                                 --               100,902              564,898
                                               ------              --------            ---------
 End of year                                   $1,289              $361,626             $595,953
                                               ======              ========            =========

                                             PUTNAM VT             PUTNAM VT
                                               GLOBAL              GROWTH AND
                                            EQUITY FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $4,548              $153,234
 Net realized gain (loss) on security
  transactions                                 (534,173)             (124,526)
 Net realized gain on distributions                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,171,551             1,316,443
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     641,926             1,345,151
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      162,274               310,013
 Net transfers                                 (302,597)             (413,483)
 Surrenders for benefit payments and
  fees                                         (209,611)             (337,686)
 Net loan activity                                   --               (16,308)
 Cost of insurance                             (135,015)             (274,360)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (484,949)             (731,824)
                                             ----------            ----------
 Net increase (decrease) in net assets          156,977               613,327
NET ASSETS:
 Beginning of year                            2,435,191             4,915,749
                                             ----------            ----------
 End of year                                 $2,592,168            $5,529,076
                                             ==========            ==========

(k) Funded as of September 21, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            PUTNAM VT          PUTNAM VT
                                          GLOBAL HEALTH           HIGH             PUTNAM VT
                                            CARE FUND          YIELD FUND         INCOME FUND
                                         SUB-ACCOUNT (L)      SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                    $ --            $241,136            $135,725
 Net realized gain (loss) on security
  transactions                                   (359)             20,831             (36,903)
 Net realized gain on distributions            11,888                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     11,888             704,131             762,030
                                            ---------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                    23,417             966,098             860,852
                                            ---------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                         --              96,502              55,825
 Net transfers                                (14,712)            (72,727)            (77,501)
 Surrenders for benefit payments and
  fees                                           (436)           (181,544)           (158,641)
 Net loan activity                               (994)                 --                  --
 Cost of insurance                             (5,583)            (95,820)           (123,144)
                                            ---------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (21,725)           (253,589)           (303,461)
                                            ---------          ----------          ----------
 Net increase (decrease) in net assets          1,692             712,509             557,391
NET ASSETS:
 Beginning of year                            108,756           2,026,702           2,017,784
                                            ---------          ----------          ----------
 End of year                                 $110,448          $2,739,211          $2,575,175
                                            =========          ==========          ==========

                                           PUTNAM VT
                                         INTERNATIONAL        PUTNAM VT           PUTNAM VT
                                           GROWTH AND       INTERNATIONAL     INTERNATIONAL NEW
                                          INCOME FUND        EQUITY FUND      OPPORTUNITIES FUND
                                          SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $ --                $ --               $284
 Net realized gain (loss) on security
  transactions                                (1,564)           (183,226)            (1,058)
 Net realized gain on distributions               --                  --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    15,798             483,442              6,041
                                            --------          ----------           --------
 Net increase (decrease) in net assets
  resulting from operations                   14,234             300,216              5,267
                                            --------          ----------           --------
UNIT TRANSACTIONS:
 Purchases                                       209              71,834                 --
 Net transfers                                    38             (91,135)                --
 Surrenders for benefit payments and
  fees                                            --            (249,002)            (1,802)
 Net loan activity                                --              (5,346)                --
 Cost of insurance                            (2,667)            (74,269)            (1,251)
                                            --------          ----------           --------
 Net increase (decrease) in net assets
  resulting from unit transactions            (2,420)           (347,918)            (3,053)
                                            --------          ----------           --------
 Net increase (decrease) in net assets        11,814             (47,702)             2,214
NET ASSETS:
 Beginning of year                            56,082           1,618,107             14,934
                                            --------          ----------           --------
 End of year                                 $67,896          $1,570,405            $17,148
                                            ========          ==========           ========

(l)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             PUTNAM VT           PUTNAM VT
                                           PUTNAM VT           MONEY                NEW
                                         INVESTORS FUND     MARKET FUND      OPPORTUNITIES FUND
                                          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                   $650               $1               $19,884
 Net realized gain (loss) on security
  transactions                                (2,570)              --              (103,197)
 Net realized gain on distributions               --               --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    13,379               --               950,251
                                            --------           ------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   11,459                1               866,938
                                            --------           ------            ----------
UNIT TRANSACTIONS:
 Purchases                                        --               --               195,742
 Net transfers                                (5,190)              --              (148,398)
 Surrenders for benefit payments and
  fees                                            --               --              (149,335)
 Net loan activity                                --               --                (6,166)
 Cost of insurance                            (2,000)            (102)             (184,963)
                                            --------           ------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (7,190)            (102)             (293,120)
                                            --------           ------            ----------
 Net increase (decrease) in net assets         4,269             (101)              573,818
NET ASSETS:
 Beginning of year                            43,606              479             2,838,799
                                            --------           ------            ----------
 End of year                                 $47,875             $378            $3,412,617
                                            ========           ======            ==========

                                            PUTNAM VT            PUTNAM VT              PUTNAM VT
                                            SMALL CAP        THE GEORGE PUTNAM            GLOBAL
                                           VALUE FUND          FUND OF BOSTON         UTILITIES FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT (M)
--------------------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $1,662               $2,037                 $13,209
 Net realized gain (loss) on security
  transactions                                    399                 (103)                (32,787)
 Net realized gain on distributions                --                   --                  19,879
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     30,025                7,737                   6,417
                                            ---------             --------              ----------
 Net increase (decrease) in net assets
  resulting from operations                    32,086                9,671                   6,718
                                            ---------             --------              ----------
UNIT TRANSACTIONS:
 Purchases                                     10,802                   --                      --
 Net transfers                                  2,504                   --                 (88,945)
 Surrenders for benefit payments and
  fees                                             --                   --                      --
 Net loan activity                                 --                   --                      --
 Cost of insurance                             (4,307)              (3,148)                (21,554)
                                            ---------             --------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              8,999               (3,148)               (110,499)
                                            ---------             --------              ----------
 Net increase (decrease) in net assets         41,085                6,523                (103,781)
NET ASSETS:
 Beginning of year                             87,740               39,102                 427,153
                                            ---------             --------              ----------
 End of year                                 $128,825              $45,625                $323,372
                                            =========             ========              ==========

(m) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                         PUTNAM VT
                                             PUTNAM VT            PUTNAM VT               CAPITAL
                                            VISTA FUND           VOYAGER FUND        OPPORTUNITIES FUND
                                          SUB-ACCOUNT (N)        SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $172               $61,977                $1,116
 Net realized gain (loss) on security
  transactions                                (100,208)             (243,693)              (13,191)
 Net realized gain on distributions                 --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     135,999             2,951,219                79,269
                                             ---------            ----------              --------
 Net increase (decrease) in net assets
  resulting from operations                     35,963             2,769,503                67,194
                                             ---------            ----------              --------
UNIT TRANSACTIONS:
 Purchases                                          --               287,442                 7,045
 Net transfers                                  (4,969)             (240,704)               (9,141)
 Surrenders for benefit payments and
  fees                                               1              (195,848)              (21,072)
 Net loan activity                                (708)              (93,444)               (4,221)
 Cost of insurance                              (5,011)             (257,008)               (9,351)
                                             ---------            ----------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (10,687)             (499,562)              (36,740)
                                             ---------            ----------              --------
 Net increase (decrease) in net assets          25,276             2,269,941                30,454
NET ASSETS:
 Beginning of year                             101,346             4,536,743               175,912
                                             ---------            ----------              --------
 End of year                                  $126,622            $6,806,684              $206,366
                                             =========            ==========              ========

                                                              VAN KAMPEN LIT
                                            PUTNAM VT           GROWTH AND         VAN KAMPEN LIT
                                              EQUITY              INCOME              COMSTOCK
                                           INCOME FUND          PORTFOLIO            PORTFOLIO
                                         SUB-ACCOUNT (O)       SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                  $8,684               $141                $40,481
 Net realized gain (loss) on security
  transactions                                (99,605)                11                (13,445)
 Net realized gain on distributions                --                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    191,561              1,013                211,108
                                             --------             ------             ----------
 Net increase (decrease) in net assets
  resulting from operations                   100,640              1,165                238,144
                                             --------             ------             ----------
UNIT TRANSACTIONS:
 Purchases                                     11,126              2,289                 14,987
 Net transfers                                  2,524              1,405               (100,578)
 Surrenders for benefit payments and
  fees                                        (56,714)                --                      1
 Net loan activity                                 --                 --                     --
 Cost of insurance                            (17,519)              (793)               (27,198)
                                             --------             ------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (60,583)             2,901               (112,788)
                                             --------             ------             ----------
 Net increase (decrease) in net assets         40,057              4,066                125,356
NET ASSETS:
 Beginning of year                            353,289              1,718                879,466
                                             --------             ------             ----------
 End of year                                 $393,346             $5,784             $1,004,822
                                             ========             ======             ==========

(n) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

(o) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL II (the "Account") is a separate investment account within Hartford Life Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts (collectively, the "Sub-Accounts"): AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid-Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Capital Appreciation Fund (formerly AIM V.I. Capital Appreciation Fund), Invesco V.I. Core Equity Fund (formerly AIM V.I. Core Equity Fund), Invesco V. I. International Growth Fund (formerly AIM V.I. International Growth Fund), Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V.I. Mid Cap Core Equity
    Fund), Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund), Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund), Invesco V.I. Global Multi-Asset Fund (formerly AIM V.I. PowerShares ETF Allocation Fund), Invesco V.I. Global Real Estate Fund (formerly AIM V.I. Global Real Estate Fund), AllianceBernstein VPS Real Estate Investment Portfolio, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic CapApp Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund (merged with Hartford Global Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS
    Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund (merged with Hartford Fundamental Growth HLS
    Fund), Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with Hartford International Growth HLS Fund and Hartford International Small Company HLS Fund), Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford MidCap Growth HLS Fund), Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund (merged with Hartford Value Opportunities HLS Fund and Hartford Equity Income HLS Fund), Lord Abbett Capital Structure Portfolio (formerly Lord Abbett America's Value Portfolio), Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth and Income Fund, MFS Growth Series, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series Fund, UIF Mid Cap Growth Portfolio (formerly Van Kampen -- UIF Mid Cap Growth Portfolio), Invesco Van Kampen V. I. Mid Cap Value Fund (formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio), Oppenheimer Capital Appreciation Fund, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Value Fund (formerly Putnam VT International Growth and Income Fund), Putnam VT International Equity Fund, Putnam VT International Growth Fund (formerly Putnam International New Opportunities Fund), Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund (formerly Putnam VT New Opportunities Fund and merged with Putnam VT Vista Fund), Putnam VT Small Cap Value Fund, Putnam VT

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    George Putnam Balanced Fund (formerly Putnam VT The George Putnam Fund of Boston), Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Invesco Van Kampen
    V. I. Growth and Income Fund (formerly Van Kampen LIT Growth and Income Portfolio), and Invesco Van Kampen V. I. Comstock Fund (formerly Van Kampen LIT Comstock Portfolio). The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 and through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of contact owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All Sub-Accounts are currently in the accumulation phase.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 or 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

-------------------------------------------------------------------------------

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts as described below:

       a) COST OF INSURANCE -- If applicable, the Company makes deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through surrender of units of interest from applicable contract owners' accounts and are classified as cost of insurance on the accompanying statement of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company, an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of up to .80% of the Sub-Account's average daily net assets. These charges are deducted through a surrender of units and are included in surrenders of benefit payments and fees on the accompanying statement of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will charge an expense ranging from $7.50 to $30.00 plus $0.03 per month per $1,000 in supplemental fees for administrative services provided by the Company. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets for these services.

       d) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                                  $1,172          $698
AllianceBernstein VPS International Value Portfolio        138,640        43,861
AllianceBernstein VPS Small/Mid-Cap Value Portfolio         85,587        43,990
AllianceBernstein VPS Value Portfolio                        3,240         3,093
AllianceBernstein VPS International Growth
 Portfolio                                                  35,838        20,196
Invesco V.I. Capital Appreciation Fund*                     10,853        14,778
Invesco V.I. Core Equity Fund*                              79,066       194,843
Invesco V. I. International Growth Fund*                   191,785        68,818
Invesco V.I. Mid Cap Core Equity Fund*                      44,263        95,645
Invesco V.I. Small Cap Equity Fund*                         69,563        44,991
Invesco V.I. Capital Development Fund*                       8,324        13,625
Invesco V.I. Global Multi-Asset Fund*                       19,720         1,859
Invesco V.I. Global Real Estate Fund*                        9,182         1,877
AllianceBernstein VPS Real Estate Investment
 Portfolio                                                      20            --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

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                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
American Funds Global Bond Fund                            $54,758        $4,575
American Funds Global Growth and Income Fund                27,044         8,050
American Funds Asset Allocation Fund                       567,063       477,138
American Funds Blue Chip Income and Growth Fund            293,583       161,748
American Funds Bond Fund                                   715,708       744,450
American Funds Global Growth Fund                          159,060       286,900
American Funds Growth Fund                                 408,062     1,767,784
American Funds Growth-Income Fund                          513,560     1,331,637
American Funds International Fund                          454,278       816,503
American Funds New World Fund                              375,364       221,005
American Funds Global Small Capitalization Fund            208,937       184,928
Fidelity VIP Asset Manager Portfolio                        11,981        79,491
Fidelity VIP Equity-Income Portfolio                       413,376       894,606
Fidelity VIP Growth Portfolio                                3,251           245
Fidelity VIP Contrafund Portfolio                          705,562       939,355
Fidelity VIP Overseas Portfolio                             10,867        56,606
Fidelity VIP Mid Cap Portfolio                             183,897       120,898
Fidelity VIP Value Strategies Portfolio                      1,026           787
Fidelity VIP Dynamic CapApp Portfolio                        1,244           385
Fidelity VIP Freedom 2010 Portfolio                            238         8,615
Fidelity VIP Freedom 2020 Portfolio                         79,552        15,373
Fidelity VIP Freedom 2030 Portfolio                         20,463        12,945
Fidelity VIP Strategic Income Portfolio                      2,427           114
Franklin Rising Dividends Securities Fund                   23,799         1,068
Franklin Income Securities Fund                            280,639     1,052,411
Franklin Small-Mid Cap Growth Securities Fund               17,656         1,837
Franklin Small Cap Value Securities Fund                   112,450       170,310
Franklin Strategic Income Securities Fund                  556,951       344,059
Mutual Shares Securities Fund                              175,506       385,430
Templeton Developing Markets Securities Fund                25,274         7,549
Templeton Foreign Securities Fund                           73,441         8,135
Templeton Growth Securities Fund                            94,017       115,828
Mutual Global Discovery Securities Fund                    257,549       144,791
Franklin Flex Cap Growth Securities Fund                     1,561           996
Templeton Global Bond Securities Fund                      644,595       497,525
Hartford Advisers HLS Fund*                                396,373     1,942,503
Hartford Total Return Bond HLS Fund                      2,783,212     2,594,941
Hartford Capital Appreciation HLS Fund                     940,416     2,487,142
Hartford Dividend and Growth HLS Fund                      658,418     1,063,277
Hartford Global Research HLS Fund*                           3,448        91,400
Hartford Global Growth HLS Fund                             30,632        31,563
Hartford Disciplined Equity HLS Fund                       183,713       172,702
Hartford Growth HLS Fund*                                   12,759        11,297
Hartford Growth Opportunities HLS Fund                     231,314       239,734
Hartford High Yield HLS Fund                               554,362        61,159
Hartford Index HLS Fund                                    925,103     1,422,491
Hartford International Opportunities HLS Fund*             687,102     1,890,137
Hartford Small/Mid Cap Equity HLS Fund*                      8,075         2,351
Hartford MidCap HLS Fund                                   245,543       563,592

-------------------------------------------------------------------------------

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund                            $124,672      $314,464
Hartford Money Market HLS Fund                           8,660,741     9,194,493
Hartford Small Company HLS Fund                            390,754       782,652
Hartford SmallCap Growth HLS Fund                            7,237           504
Hartford Stock HLS Fund                                    405,934     1,243,522
Hartford U.S. Government Securities HLS Fund               299,935       166,164
Hartford Value HLS Fund*                                 2,647,848       923,195
Lord Abbett Capital Structure Portfolio*                    10,942        21,277
Lord Abbett Bond-Debenture Portfolio                        63,806        29,948
Lord Abbett Growth & Income Fund                            14,512        31,654
MFS Growth Series                                               55            --
MFS Investors Trust Series                                   1,104         9,571
MFS New Discovery Series                                   149,603       135,774
MFS Total Return Series                                    281,875       227,394
MFS Value Series                                           152,346        29,240
MFS Research Bond Series Fund                              347,614        16,224
UIF Mid Cap Growth Portfolio*                               53,306        76,995
Invesco Van Kampen V. I. Mid Cap Value Fund*                30,123        81,406
Oppenheimer Capital Appreciation Fund                       13,150        11,118
Oppenheimer Global Securities Fund/VA                       60,649        37,830
Oppenheimer Main Street Fund/VA                              3,893         3,097
Oppenheimer Main Street Small Cap Fund/VA                   12,868        41,999
Oppenheimer Value Fund/VA                                    1,849           436
Putnam VT Diversified Income Fund                          348,841       263,561
Putnam VT Global Asset Allocation Fund                      36,469        54,825
Putnam VT Global Equity Fund                               183,444       220,943
Putnam VT Growth and Income Fund                           259,788       545,168
Putnam VT Global Health Care Fund                            2,282         4,371
Putnam VT High Yield Fund                                  400,326       838,933
Putnam VT Income Fund                                      434,155       351,950
Putnam VT International Value Fund*                          2,384        13,705
Putnam VT International Equity Fund                        200,700       223,221
Putnam VT International Growth Fund*                           514         1,474
Putnam VT Investors Fund                                       695         1,765
Putnam VT Money Market Fund                                     --            94
Putnam VT Multi-Cap Growth Fund*                           304,592       523,256
Putnam VT Small Cap Value Fund                              17,819        11,303
Putnam VT George Putnam Balanced Fund*                       2,424         3,382
Putnam VT Global Utilities Fund                             12,845        17,644
Putnam VT Voyager Fund                                     410,643       726,285
Putnam VT Capital Opportunities Fund                        25,582        83,793
Putnam VT Equity Income Fund                                25,573        39,586
Invesco Van Kampen V. I. Growth and Income Fund*            27,962           998
Invesco Van Kampen V. I. Comstock Fund*                      8,162       666,690

*   See parenthetical for this Sub-Account in Note 1.

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
---------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                               90          74                16
AllianceBernstein VPS International
 Value Portfolio                              15,553       5,479            10,074
AllianceBernstein VPS Small/Mid-Cap
 Value Portfolio                               7,298       3,916             3,382
AllianceBernstein VPS Value Portfolio            404         384                20
AllianceBernstein VPS International
 Growth Portfolio                              4,028       2,486             1,542
Invesco V.I. Capital Appreciation Fund*        1,182       1,629              (447)
Invesco V.I. Core Equity Fund*                 5,644      14,070            (8,426)
Invesco V. I. International Growth Fund*      21,043       7,932            13,111
Invesco V.I. Mid Cap Core Equity Fund*         2,526       5,724            (3,198)
Invesco V.I. Small Cap Equity Fund*            5,903       3,737             2,166
Invesco V.I. Capital Development Fund*           852       1,292              (440)
Invesco V.I. Global Multi-Asset Fund*          1,282         124             1,158
Invesco V.I. Global Real Estate Fund*            716         146               570
AllianceBernstein VPS Real Estate
 Investment Portfolio                              1          --                 1
American Funds Global Bond Fund                4,680         407             4,273
American Funds Global Growth and Income
 Fund                                          2,905         932             1,973
American Funds Asset Allocation Fund          29,885      33,743            (3,858)
American Funds Blue Chip Income and
 Growth Fund                                  19,983      12,008             7,975
American Funds Bond Fund                      46,555      56,322            (9,767)
American Funds Global Growth Fund             85,902     190,379          (104,477)
American Funds Growth Fund                   332,047   1,665,472        (1,333,425)
American Funds Growth-Income Fund            317,432   1,060,397          (742,965)
American Funds International Fund             17,388      38,998           (21,610)
American Funds New World Fund                 12,296       7,960             4,336
American Funds Global Small
 Capitalization Fund                          80,081      94,493           (14,412)
Fidelity VIP Asset Manager Portfolio              --      31,997           (31,997)
Fidelity VIP Equity-Income Portfolio         108,194     348,678          (240,484)
Fidelity VIP Growth Portfolio                    402          30               372
Fidelity VIP Contrafund Portfolio             57,145      86,268           (29,123)
Fidelity VIP Overseas Portfolio                    1      27,754           (27,753)
Fidelity VIP Mid Cap Portfolio                13,722       9,312             4,410
Fidelity VIP Value Strategies Portfolio          101          85                16
Fidelity VIP Dynamic CapApp Portfolio            146          41               105
Fidelity VIP Freedom 2010 Portfolio               17         845              (828)
Fidelity VIP Freedom 2020 Portfolio            7,665       1,596             6,069
Fidelity VIP Freedom 2030 Portfolio            1,438       1,414                24
Fidelity VIP Strategic Income Portfolio          199          10               189
Franklin Rising Dividends Securities
 Fund                                          1,989          88             1,901
Franklin Income Securities Fund               18,038      92,430           (74,392)
Franklin Small-Mid Cap Growth Securities
 Fund                                          1,670         180             1,490
Franklin Small Cap Value Securities Fund       6,275       9,926            (3,651)
Franklin Strategic Income Securities
 Fund                                         44,546      28,201            16,345
Mutual Shares Securities Fund                 11,065      27,309           (16,244)
Templeton Developing Markets Securities
 Fund                                          2,735         806             1,929
Templeton Foreign Securities Fund              8,463         921             7,542
Templeton Growth Securities Fund              10,657      13,870            (3,213)

-------------------------------------------------------------------------------

                                            UNITS       UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED        (DECREASE)
---------------------------------------------------------------------------------------
Mutual Global Discovery Securities Fund       21,127      12,147             8,980
Franklin Flex Cap Growth Securities Fund         165          98                67
Templeton Global Bond Securities Fund         41,274      32,116             9,158
Hartford Advisers HLS Fund*                   88,033     616,289          (528,256)
Hartford Total Return Bond HLS Fund          818,316     937,144          (118,828)
Hartford Capital Appreciation HLS Fund       115,535     399,236          (283,701)
Hartford Dividend and Growth HLS Fund        124,362     279,072          (154,710)
Hartford Global Research HLS Fund*               371      10,811           (10,440)
Hartford Global Growth HLS Fund               31,619      32,645            (1,026)
Hartford Disciplined Equity HLS Fund         126,860     131,887            (5,027)
Hartford Growth HLS Fund*                      1,311       1,176               135
Hartford Growth Opportunities HLS Fund        13,346      13,568              (222)
Hartford High Yield HLS Fund                  45,951       4,979            40,972
Hartford Index HLS Fund                      228,975     444,792          (215,817)
Hartford International Opportunities HLS
 Fund*                                       207,351     518,832          (311,481)
Hartford Small/Mid Cap Equity HLS Fund*          906         250               656
Hartford MidCap HLS Fund                      62,588     148,362           (85,774)
Hartford MidCap Value HLS Fund                 6,578      18,026           (11,448)
Hartford Money Market HLS Fund             4,933,242   5,230,325          (297,083)
Hartford Small Company HLS Fund              177,096     387,072          (209,976)
Hartford SmallCap Growth HLS Fund                583          46               537
Hartford Stock HLS Fund                       81,048     365,783          (284,735)
Hartford U.S. Government Securities HLS
 Fund                                         21,239      15,570             5,669
Hartford Value HLS Fund*                     256,598      68,182           188,416
Lord Abbett Capital Structure Portfolio*         870       1,868              (998)
Lord Abbett Bond-Debenture Portfolio           4,146       2,542             1,604
Lord Abbett Growth & Income Fund               1,373       3,134            (1,761)
MFS Growth Series                                  5          --                 5
MFS Investors Trust Series                        84         835              (751)
MFS New Discovery Series                       8,579       7,900               679
MFS Total Return Series                       16,951      16,923                28
MFS Value Series                              15,895       3,151            12,744
MFS Research Bond Series Fund                 28,392       1,368            27,024
UIF Mid Cap Growth Portfolio*                  4,975       7,313            (2,338)
Invesco Van Kampen V. I. Mid Cap Value
 Fund*                                         3,107       8,845            (5,738)
Oppenheimer Capital Appreciation Fund          1,373       1,124               249
Oppenheimer Global Securities Fund/VA          4,856       3,243             1,613
Oppenheimer Main Street Fund/VA                  365         306                59
Oppenheimer Main Street Small Cap
 Fund/VA                                       1,261       4,049            (2,788)
Oppenheimer Value Fund/VA                        204          50               154
Putnam VT Diversified Income Fund             24,318      21,098             3,220
Putnam VT Global Asset Allocation Fund           173       1,989            (1,816)
Putnam VT Global Equity Fund                   5,274       9,814            (4,540)
Putnam VT Growth and Income Fund               5,625      19,168           (13,543)
Putnam VT Global Health Care Fund                 --         294              (294)
Putnam VT High Yield Fund                      7,257      28,356           (21,099)
Putnam VT Income Fund                          5,820      14,503            (8,683)
Putnam VT International Value Fund*               17       1,031            (1,014)
Putnam VT International Equity Fund            9,854      14,923            (5,069)

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                            UNITS            UNITS         NET INCREASE
SUB-ACCOUNT                                 ISSUED          REDEEMED        (DECREASE)
--------------------------------------------------------------------------------------------
Putnam VT International Growth Fund*              --               96               (96)
Putnam VT Investors Fund                          --              185              (185)
Putnam VT Money Market Fund                       (1)              52               (53)
Putnam VT Multi-Cap Growth Fund*              12,813           29,278           (16,465)
Putnam VT Small Cap Value Fund                 1,992            1,233               759
Putnam VT George Putnam Balanced Fund*             1              271              (270)
Putnam VT Global Utilities Fund                   --              637              (637)
Putnam VT Voyager Fund                         9,877           21,790           (11,913)
Putnam VT Capital Opportunities Fund           1,531            5,054            (3,523)
Putnam VT Equity Income Fund                   1,192            2,574            (1,382)
Invesco Van Kampen V. I. Growth and
 Income Fund*                                  3,021              106             2,915
Invesco Van Kampen V. I. Comstock Fund*          680           68,270           (67,590)

*   See parenthetical for this Sub-Account in Note 1.

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                            UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                            1,090         113             977
AllianceBernstein VPS International
 Value Portfolio                              21,735      62,555         (40,820)
AllianceBernstein VPS Small/Mid-Cap
 Value Portfolio                               7,508       3,251           4,257
AllianceBernstein VPS Value Portfolio            632         459             173
AllianceBernstein VPS International
 Growth Portfolio                              7,824       5,907           1,917
AIM V.I. Capital Appreciation Fund             4,091       4,420            (329)
AIM V.I. Core Equity Fund                      2,623         723           1,900
AIM V.I. International Growth Fund            15,922       1,663          14,259
AIM V.I. Mid Cap Core Equity Fund              2,877       5,633          (2,756)
AIM V.I. Small Cap Equity Fund                22,278       6,452          15,826
AIM V.I. Capital Development Fund              1,156       1,440            (284)
AIM V.I. PowerShares ETF Allocation Fund         859          --             859
AIM V.I. Global Real Estate Fund                  13           1              12
American Funds Global Bond Fund                1,688         356           1,332
American Funds Global Growth and Income
 Fund                                          7,303         289           7,014
American Funds Asset Allocation Fund          38,132      67,398         (29,266)
American Funds Blue Chip Income and
 Growth Fund                                  26,358      43,512         (17,154)
American Funds Bond Fund                     149,585      61,001          88,584
American Funds Global Growth Fund            173,629     494,585        (320,956)
American Funds Growth Fund                 1,575,266   1,744,049        (168,783)
American Funds Growth-Income Fund            783,201   1,149,526        (366,325)
American Funds International Fund             57,224      59,280          (2,056)
American Funds New World Fund                  7,507      19,881         (12,374)
American Funds Global Small
 Capitalization Fund                         163,142     255,467         (92,325)
Fidelity VIP Asset Manager Portfolio              --     109,403        (109,403)
Fidelity VIP Equity-Income Portfolio         257,246     719,053        (461,807)
Fidelity VIP Growth Portfolio                    704         105             599
Fidelity VIP Contrafund Portfolio             77,135      25,952          51,183
Fidelity VIP Overseas Portfolio                   --      37,392         (37,392)
Fidelity VIP Mid Cap Portfolio                26,864       9,197          17,667
Fidelity VIP Value Strategies Portfolio        2,028         109           1,919

-------------------------------------------------------------------------------

                                            UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------
Fidelity VIP Dynamic CapApp Portfolio            146          11             135
Fidelity VIP Freedom 2010 Portfolio               --          21             (21)
Fidelity VIP Freedom 2020 Portfolio           11,417       3,130           8,287
Fidelity VIP Freedom 2030 Portfolio           27,496       1,833          25,663
Fidelity VIP Strategic Income Portfolio           50          --              50
Franklin Rising Dividends Securities
 Fund                                             14           1              13
Franklin Income Securities Fund               40,984      54,198         (13,214)
Franklin Small-Mid Cap Growth Securities
 Fund                                            800         110             690
Franklin Small Cap Value Securities Fund      11,652      23,803         (12,151)
Franklin Strategic Income Securities
 Fund                                         51,401      15,787          35,614
Mutual Shares Securities Fund                 37,551      31,836           5,715
Templeton Developing Markets Securities
 Fund                                          3,206         693           2,513
Templeton Foreign Securities Fund              5,457         437           5,020
Templeton Growth Securities Fund              17,273       4,842          12,431
Mutual Global Discovery Securities Fund       21,215      11,008          10,207
Franklin Flex Cap Growth Securities Fund         367          60             307
Templeton Global Bond Securities Fund         47,564      10,732          36,832
Hartford Advisers HLS Fund                   221,156     604,489        (383,333)
Hartford Total Return Bond HLS Fund          967,178   1,343,800        (376,622)
Hartford Capital Appreciation HLS Fund       315,383     742,529        (427,146)
Hartford Dividend and Growth HLS Fund        321,346     678,584        (357,238)
Hartford Fundamental Growth HLS Fund           1,097          52           1,045
Hartford Global Advisers HLS Fund                 --       5,826          (5,826)
Hartford Global Equity HLS Fund               11,687         336          11,351
Hartford Global Growth HLS Fund               10,378         922           9,456
Hartford Disciplined Equity HLS Fund         190,306     137,995          52,311
Hartford Growth HLS Fund                         160          29             131
Hartford Growth Opportunities HLS Fund        21,852      10,568          11,284
Hartford High Yield HLS Fund                   4,380         441           3,939
Hartford Index HLS Fund                      219,463     525,894        (306,431)
Hartford International Growth HLS Fund            12           5               7
Hartford International Small Company HLS
 Fund                                          5,155       3,551           1,604
Hartford International Opportunities HLS
 Fund                                        238,052     534,007        (295,955)
Hartford MidCap Growth HLS Fund                1,115         152             963
Hartford MidCap HLS Fund                      64,421     286,198        (221,777)
Hartford MidCap Value HLS Fund                11,451      12,874          (1,423)
Hartford Money Market HLS Fund             5,703,626   6,330,721        (627,095)
Hartford Small Company HLS Fund              206,208     322,920        (116,712)
Hartford SmallCap Growth HLS Fund                225          56             169
Hartford Stock HLS Fund                      266,744     535,945        (269,201)
Hartford U.S. Government Securities HLS
 Fund                                         66,726      48,604          18,122
Hartford Value HLS Fund                          939          99             840
Hartford Value Opportunities HLS Fund          4,146       9,589          (5,443)
Hartford Equity Income HLS Fund                3,906         172           3,734
Lord Abbett America's Value Portfolio          3,457       7,637          (4,180)
Lord Abbett Bond-Debenture Portfolio          22,698       9,056          13,642
Lord Abbett Growth & Income Fund               1,024       1,699            (675)
MFS Growth Series                                 22          14               8
MFS Investors Trust Series                     1,306       3,480          (2,174)

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                            UNITS       UNITS        NET INCREASE
SUB-ACCOUNT                                 ISSUED     REDEEMED       (DECREASE)
-------------------------------------------------------------------------------------
MFS New Discovery Series                       3,551       1,340           2,211
MFS Total Return Series                       27,406      14,086          13,320
MFS Value Series                              46,090       2,520          43,570
MFS Research Bond Series Fund                 17,312          63          17,249
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                     9,967       1,132           8,835
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                     8,599       5,939           2,660
Oppenheimer Capital Appreciation Fund          1,951       2,074            (123)
Oppenheimer Global Securities Fund/VA          7,309      24,947         (17,638)
Oppenheimer Main Street Fund/VA                  512         223             289
Oppenheimer Main Street Small Cap
 Fund/VA                                       9,869       1,816           8,053
Oppenheimer Value Fund/VA                        158           8             150
Putnam VT Diversified Income Fund             22,950       3,552          19,398
Putnam VT Global Asset Allocation Fund           203       6,387          (6,184)
Putnam VT Global Equity Fund                   8,645      33,504         (24,859)
Putnam VT Growth and Income Fund              14,367      45,338         (30,971)
Putnam VT Global Health Care Fund                 --       1,798          (1,798)
Putnam VT High Yield Fund                     13,809      24,597         (10,788)
Putnam VT Income Fund                         10,317      25,616         (15,299)
Putnam VT International Growth and
 Income Fund                                      32         220            (188)
Putnam VT International Equity Fund           13,301      42,695         (29,394)
Putnam VT International New
 Opportunities Fund                               --         230            (230)
Putnam VT Investors Fund                          --       1,009          (1,009)
Putnam VT Money Market Fund                       --          57             (57)
Putnam VT New Opportunities Fund              12,031      28,573         (16,542)
Putnam VT Small Cap Value Fund                 2,556         923           1,633
Putnam VT The George Putnam Fund of
 Boston                                           --         299            (299)
Putnam VT Global Utilities Fund                   --       4,776          (4,776)
Putnam VT Vista Fund                           5,686      10,351          (4,665)
Putnam VT Voyager Fund                        13,641      30,860         (17,219)
Putnam VT Capital Opportunities Fund           1,609       4,844          (3,235)
Putnam VT Equity Income Fund                  15,050      18,451          (3,401)
Van Kampen LIT Growth and Income
 Portfolio                                       509         110             399
Van Kampen LIT Comstock Portfolio             10,923      23,758         (12,835)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units as of and for the year ended December 31, 2010.

                                                    UNIT             CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #      OWNERS' EQUITY
------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges           1,501     $10.210277            $15,325
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges           1,485       9.257151             13,750
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges             508       7.438385              3,777
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges          77,798       8.511980            662,218
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges          67,724       8.161134            552,702
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges         108,544       6.074134            659,311
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2007  Lowest contract charges          78,286      13.001625          1,017,841
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2006  Lowest contract charges          11,713      12.314196            144,235
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --

                                                 INVESTMENT
                                    EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                          RATIO*       RATIO**         RETURN***
---------------------------------  -------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges         --            2.46%           10.30%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            1.05%           24.45%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --              --           (28.23)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges         --            2.81%            4.30%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            0.96%           34.36%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            0.86%          (53.28)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            0.92%            5.58%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --              --            13.22%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT             CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #      OWNERS' EQUITY
------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE PORTFOLIO
 2010  Lowest contract charges          16,614     $13.525397           $224,704
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges          13,232      10.684549            141,383
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges           8,975       7.489616             67,217
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2007  Lowest contract charges          30,485      11.656335            355,341
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2006  Lowest contract charges          13,310      11.480951            152,806
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges             431       8.740814              3,767
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges             411       7.844980              3,225
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges             238       6.481456              1,546
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges          16,409       9.390573            154,085
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges          14,867       8.339156            123,975
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges          12,950       5.989175             77,558
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2007  Lowest contract charges           1,658      11.735231             19,456
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --

                                                 INVESTMENT
                                    EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                          RATIO*       RATIO**         RETURN***
---------------------------------  -------------------------------------------
ALLIANCEBERNSTEIN VPS
 SMALL/MID-CAP VALUE PORTFOLIO
 2010  Lowest contract charges         --            0.26%           26.59%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            0.69%           42.66%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            0.90%          (35.75)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            0.98%            1.53%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            0.12%           14.20%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges         --            1.69%           11.42%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            2.37%           21.04%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --              --           (38.79)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges         --            1.81%           12.61%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            4.47%           39.24%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --              --           (48.96)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            1.55%            7.72%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION
 FUND+
 2010  Lowest contract charges          11,587    $10.143783           $117,536
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges          12,034      8.783347            105,699
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges          12,363      7.254268             89,684
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          12,007     12.614437            151,461
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          11,488     11.261514            129,372
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges           1,922     15.401643             29,604
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges          10,348     14.058334            145,476
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges           8,448     10.957579             92,574
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges             865     15.685297             13,565
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges             717     14.507758             10,397
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
INVESCO V.I. INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges          30,228      9.913898            299,678
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges          17,117      8.784056            150,360
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges           2,858      6.495072             18,560
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION
 FUND+
 2010  Lowest contract charges           --            0.76%           15.49%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.66%           21.08%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --              --           (42.49)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --              --            12.01%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.11%            6.30%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges           --            0.28%            9.56%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            2.00%           28.30%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            6.56%          (30.14)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.32%            8.12%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            1.62%            9.29%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
INVESCO V.I. INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges           --            2.53%           12.86%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            2.34%           35.24%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            2.03%          (37.17)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY
 FUND+
 2010  Lowest contract charges          18,814    $18.061560           $339,805
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges          22,012     15.827870            348,409
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges          24,768     12.155426            301,070
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          28,716     17.005072            488,313
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          27,196     15.522798            422,157
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
INVESCO V.I. SMALL CAP EQUITY
 FUND+
 2010  Lowest contract charges          28,790     13.803070            397,391
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges          26,624     10.738505            285,907
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges          10,798      8.853684             95,599
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges           6,433     12.889339             82,919
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges           1,422     12.253694             17,420
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
INVESCO V.I. CAPITAL DEVELOPMENT
 FUND+
 2010  Lowest contract charges           9,041     11.925883            107,826
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges           9,481     10.040517             95,199
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges           9,765      7.052376             68,867
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges           8,982     13.312750            119,576
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges           3,272     12.010285             39,299
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY
 FUND+
 2010  Lowest contract charges           --            0.57%           14.11%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            1.32%           30.21%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            1.50%          (28.52)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.23%            9.55%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.96%           11.24%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
INVESCO V.I. SMALL CAP EQUITY
 FUND+
 2010  Lowest contract charges           --              --            28.54%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.22%           21.29%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --              --           (31.31)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.12%            5.19%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --              --            17.44%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
INVESCO V.I. CAPITAL DEVELOPMENT
 FUND+
 2010  Lowest contract charges           --              --            18.78%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --              --            42.37%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --              --           (47.03)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --              --            10.85%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --              --            16.52%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                              UNIT                CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #         OWNERS' EQUITY
---------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL MULTI-ASSET FUND+
 2010  Lowest contract charges                    2,017      $15.998138                $32,265
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2009  Lowest contract charges                      859       14.309207                 12,293
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
INVESCO V.I. GLOBAL REAL ESTATE FUND+
 2010  Lowest contract charges                      582       14.124702                  8,215
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2009  Lowest contract charges                       12       12.019804                    145
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
ALLIANCEBERNSTEIN VPS REAL ESTATE
 INVESTMENT PORTFOLIO
 2010  Lowest contract charges                        1       16.976140                     22
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
AMERICAN FUNDS GLOBAL BOND FUND
 2010  Lowest contract charges                    6,784       11.488176                 77,934
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2009  Lowest contract charges                    2,511       10.917046                 27,407
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2008  Lowest contract charges                    1,179        9.952373                 11,734
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2010  Lowest contract charges                    9,065        9.588656                 86,921
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2009  Lowest contract charges                    7,092        8.577912                 60,838
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --
 2008  Lowest contract charges                       78        6.139312                    477
    Highest contract charges                         --              --                     --
    Remaining contract charges                       --              --                     --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
INVESCO V.I. GLOBAL MULTI-ASSET FUND+
 2010  Lowest contract charges                --              0.46%             11.80%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --                --              43.09%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
INVESCO V.I. GLOBAL REAL ESTATE FUND+
 2010  Lowest contract charges                --              8.82%             17.51%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --                --              20.20%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
ALLIANCEBERNSTEIN VPS REAL ESTATE
 INVESTMENT PORTFOLIO
 2010  Lowest contract charges                --                --              26.05%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
AMERICAN FUNDS GLOBAL BOND FUND
 2010  Lowest contract charges                --              4.03%              5.23%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --              1.75%              9.69%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --             23.70%             (1.09)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2010  Lowest contract charges                --              2.82%             11.78%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --              3.54%             39.72%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --              1.44%            (39.78)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT             CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges        492,126     $15.709635         $7,731,121
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges        495,984      13.963461          6,925,655
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges        525,250      11.262300          5,915,517
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges        509,362      15.977239          8,138,202
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2006  Lowest contract charges        485,222      14.994647          7,275,730
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges        104,296      14.924145          1,556,523
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges         96,321      13.286460          1,279,769
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges        113,475      10.382553          1,178,159
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges        106,342      16.351739          1,738,878
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2006  Lowest contract charges        115,649      16.027025          1,853,508
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges        276,581      13.313285          3,682,204
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges        286,348      12.507300          3,581,446
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges        197,764      11.107228          2,196,607
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges        212,153      12.252603          2,599,432
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2006  Lowest contract charges         90,896      11.857928          1,077,836
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --

                                                 INVESTMENT
                                    EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                         RATIO*        RATIO**         RETURN***
--------------------------------  --------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges         --            2.00%           12.51%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            2.35%           23.98%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            2.63%          (29.51)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            2.19%            6.55%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            2.33%           14.66%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges         --            1.83%           12.33%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            2.10%           27.97%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            2.01%          (36.51)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            2.38%            2.03%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            1.27%           17.42%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges         --            2.93%            6.44%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            3.74%           12.61%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            5.77%           (9.35)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            8.89%            3.33%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            3.91%            6.99%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --

-------------------------------------------------------------------------------

                                                   UNIT             CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2010  Lowest contract charges      1,281,680      $1.682911         $2,156,953
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges      1,386,157       1.506019          2,087,579
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges      1,707,113       1.058316          1,806,666
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges      1,685,640       1.717724          2,895,463
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2006  Lowest contract charges      1,511,982       1.495637          2,261,376
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges      8,239,283       1.228397         10,121,112
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges      9,572,708       1.035048          9,908,212
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges      9,741,491       0.742443          7,232,502
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges      9,578,900       1.325073         12,692,741
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2006  Lowest contract charges      8,524,634       1.179431         10,054,217
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2010  Lowest contract charges      5,633,387       1.393495          7,850,095
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges      6,376,352       1.250601          7,974,272
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges      6,742,677       0.952901          6,425,104
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges      6,533,229       1.533170         10,016,550
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2006  Lowest contract charges      6,314,416       1.459565          9,216,300
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --

                                                 INVESTMENT
                                    EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                         RATIO*        RATIO**         RETURN***
--------------------------------  --------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2010  Lowest contract charges         --            1.48%           11.75%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            1.36%           42.30%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            1.86%          (38.39)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            2.79%           14.85%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            0.88%           20.43%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges         --            0.70%           18.68%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            0.67%           39.41%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            0.83%          (43.97)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            0.81%           12.35%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            0.81%           10.22%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2010  Lowest contract charges         --            1.44%           11.43%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            1.62%           31.24%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            1.79%          (37.85)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            1.55%            5.04%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            1.54%           15.20%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                  UNIT            CONTRACT
SUB-ACCOUNT                         UNITS     FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2010  Lowest contract charges       218,446    $23.080421         $5,041,834
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
 2009  Lowest contract charges       240,056     21.523685          5,166,899
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
 2008  Lowest contract charges       242,112     15.043908          3,642,306
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
 2007  Lowest contract charges       242,226     25.993056          6,296,198
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
 2006  Lowest contract charges       183,793     21.656876          3,980,371
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges        55,408     31.756414          1,759,546
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
 2009  Lowest contract charges        51,072     26.941235          1,375,955
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
 2008  Lowest contract charges        63,446     18.002579          1,142,194
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
 2007  Lowest contract charges        51,968     31.240624          1,623,515
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
 2006  Lowest contract charges        53,030     23.629455          1,253,069
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges     1,557,712      2.265511          3,529,015
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
 2009  Lowest contract charges     1,572,124      1.850714          2,909,553
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
 2008  Lowest contract charges     1,664,449      1.147402          1,909,792
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
 2007  Lowest contract charges     1,646,007      2.468617          4,063,361
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --
 2006  Lowest contract charges     1,730,266      2.032992          3,517,616
    Highest contract charges              --            --                 --
    Remaining contract charges            --            --                 --

                                                   INVESTMENT
                                     EXPENSE         INCOME           TOTAL
SUB-ACCOUNT                          RATIO*         RATIO**         RETURN***
--------------------------------  ----------------------------------------------
AMERICAN FUNDS INTERNATIONAL
 FUND
 2010  Lowest contract charges          --             2.03%            7.23%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
 2009  Lowest contract charges          --             1.59%           43.07%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
 2008  Lowest contract charges          --             1.89%          (42.12)%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
 2007  Lowest contract charges          --             1.66%           20.02%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
 2006  Lowest contract charges          --             1.71%           18.98%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges          --             1.65%           17.87%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
 2009  Lowest contract charges          --             1.41%           49.65%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
 2008  Lowest contract charges          --             1.64%          (42.37)%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
 2007  Lowest contract charges          --             3.11%           32.21%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
 2006  Lowest contract charges          --             1.49%           32.59%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges          --             1.73%           22.41%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
 2009  Lowest contract charges          --             0.27%           61.30%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
 2008  Lowest contract charges          --               --           (53.52)%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
 2007  Lowest contract charges          --             2.91%           21.43%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --
 2006  Lowest contract charges          --             0.45%           24.05%
    Highest contract charges            --               --               --
    Remaining contract charges          --               --               --

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2010  Lowest contract charges         206,212     $2.761290           $569,410
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges         238,209      2.416579            575,651
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges         347,612      1.871681            650,618
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges         362,375      2.625733            951,499
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges         430,048      2.273295            977,626
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2010  Lowest contract charges           2,974     10.769489             32,026
    Highest contract charges         2,651,897      2.878704          7,634,027
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges           2,458      9.371563             23,033
    Highest contract charges         2,892,897      2.499987          7,232,206
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges           1,891      7.215315             13,647
    Highest contract charges         3,355,271      1.919982          6,442,059
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges             783     12.616655              9,883
    Highest contract charges         3,509,266      3.348026         11,749,113
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges               7     12.458100                 85
    Highest contract charges         3,800,993      3.297550         12,533,966
    Remaining contract charges              --            --                 --
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges           1,290      9.388340             12,111
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges             918      7.579744              6,956
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges             319      5.923299              1,887
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2010  Lowest contract charges           --            1.65%           14.26%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            2.06%           29.11%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            2.67%          (28.72)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            6.32%           15.50%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            2.84%            7.32%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2010  Lowest contract charges           --            1.67%           14.92%
    Highest contract charges             --            1.82%           15.15%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            2.10%           29.88%
    Highest contract charges             --            2.26%           30.21%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            4.01%          (42.81)%
    Highest contract charges             --            2.49%          (42.65)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.62%            1.27%
    Highest contract charges             --            1.76%            1.53%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            2.87%           19.93%
    Highest contract charges             --            3.40%           20.19%
    Remaining contract charges           --              --               --
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges           --            0.04%           23.86%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.29%           27.97%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            4.18%          (42.81)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 2010  Lowest contract charges         173,780    $12.684040         $2,204,237
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges         202,903     10.847941          2,201,081
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges         151,720      8.007735          1,214,935
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          59,781     13.972661            835,301
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          35,991     11.911647            428,713
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
FIDELITY VIP OVERSEAS PORTFOLIO
 2010  Lowest contract charges         308,332      2.395759            738,688
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges         336,085      2.118000            711,829
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges         373,477      1.673907            625,165
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges         465,957      2.978729          1,387,960
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges         487,539      2.539150          1,237,935
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges          94,201     14.957023          1,408,962
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges          89,791     11.633336          1,044,570
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges          72,124      8.324310            600,381
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          79,727     13.783318          1,098,904
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          14,539     11.950350            173,749
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 2010  Lowest contract charges           --            1.05%           16.93%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            1.27%           35.47%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            1.16%          (42.69)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.04%           17.30%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            1.29%           11.43%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
FIDELITY VIP OVERSEAS PORTFOLIO
 2010  Lowest contract charges           --            1.42%           13.11%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            2.18%           26.53%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            2.59%          (43.81)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            3.31%           17.31%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.91%           18.08%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges           --            0.13%           28.57%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.52%           39.75%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            0.25%          (39.61)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.42%           15.34%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.04%           12.40%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges           2,156    $10.734145            $23,138
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges           2,140      8.496440             18,183
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges             221      5.406483              1,193
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
FIDELITY VIP DYNAMIC CAPAPP
 PORTFOLIO
 2010  Lowest contract charges             240     10.368529              2,483
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges             135      8.787986              1,190
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2010  Lowest contract charges              16     10.896238                175
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges             844      9.681661              8,168
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges             865      7.810650              6,760
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges          16,788     10.536819            176,889
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges          10,719      9.216289             98,789
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges           2,432      7.169550             17,436
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges          29,045     10.196865            296,164
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges          29,021      8.798777            255,353
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges           3,358      6.707483             22,524
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges           --            0.31%           26.34%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.41%           57.15%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            4.91%          (48.44)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
FIDELITY VIP DYNAMIC CAPAPP
 PORTFOLIO
 2010  Lowest contract charges           --            0.17%           17.99%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.05%           35.79%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2010  Lowest contract charges           --            0.12%           12.55%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            3.88%           23.96%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --           63.75%          (23.92)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges           --            2.28%           14.33%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            3.72%           28.55%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --           44.46%          (30.88)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges           --            1.87%           15.89%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            2.46%           31.18%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --           35.96%          (35.90)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT             CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #      OWNERS' EQUITY
------------------------------------------------------------------------------------
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2010  Lowest contract charges             239     $12.086384             $2,891
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges              50      11.064938                558
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2010  Lowest contract charges           1,914      13.474687             25,794
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges              13      11.169012                145
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges          85,058      12.759824          1,085,327
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges         159,450      11.324722          1,805,725
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges         172,664       8.351913          1,442,072
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2007  Lowest contract charges         152,366      11.872911          1,809,033
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2006  Lowest contract charges          38,528      11.443038            440,879
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges           2,180      11.968326             26,093
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges             690       9.377872              6,472
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --

                                                 INVESTMENT
                                    EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                          RATIO*       RATIO**         RETURN***
---------------------------------  -------------------------------------------
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2010  Lowest contract charges         --            4.97%            9.23%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --              --            10.65%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2010  Lowest contract charges         --            1.80%           20.64%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --              --            11.69%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges         --            6.42%           12.67%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            8.03%           35.59%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            5.34%          (29.66)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            2.65%            3.76%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --              --            12.16%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges         --              --            27.62%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --              --            43.58%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --

-------------------------------------------------------------------------------

                                                              UNIT              CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #       OWNERS' EQUITY
------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2010  Lowest contract charges                   46,565      $20.751900            $966,309
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2009  Lowest contract charges                   50,216       16.184436             812,718
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2008  Lowest contract charges                   62,367       12.530774             781,509
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2007  Lowest contract charges                   72,575       18.707094           1,357,661
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2006  Lowest contract charges                  106,403       19.163059           2,039,003
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2010  Lowest contract charges                   59,584       12.419716             740,014
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2009  Lowest contract charges                   43,239       11.167863             482,882
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2008  Lowest contract charges                    7,625        8.855462              67,524
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges                   89,384       15.294362           1,367,067
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2009  Lowest contract charges                  105,628       13.754639           1,452,880
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2008  Lowest contract charges                   99,913       10.912235           1,090,276
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2007  Lowest contract charges                  130,106       17.350672           2,257,421
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2006  Lowest contract charges                   62,316       16.767268           1,044,877
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2010  Lowest contract charges                --              0.71%             28.22%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --              1.64%             29.16%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --              1.18%            (33.02)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              0.59%             (2.38)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              0.66%             16.98%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2010  Lowest contract charges                --              4.31%             11.21%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --              6.78%             26.11%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --                --             (13.27)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges                --              1.52%             11.19%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --              1.92%             26.05%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --              2.91%            (37.11)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              1.46%              3.48%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              1.36%             18.38%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT              CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #       OWNERS' EQUITY
------------------------------------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2010  Lowest contract charges                    5,213      $10.515299             $54,816
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2009  Lowest contract charges                    3,284        8.924175              29,305
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2008  Lowest contract charges                      771        5.148877               3,970
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
TEMPLETON FOREIGN SECURITIES FUND
 2010  Lowest contract charges                   13,136        9.643395             126,678
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2009  Lowest contract charges                    5,594        8.895624              49,765
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2008  Lowest contract charges                      574        6.491152               3,728
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges                   19,417        9.709116             188,520
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2009  Lowest contract charges                   22,630        9.040690             204,591
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2008  Lowest contract charges                   10,199        6.895852              70,328
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2007  Lowest contract charges                    7,795       11.955902              93,192
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2006  Lowest contract charges                    3,414       11.681704              39,880
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2010  Lowest contract charges                --              1.61%             17.83%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --              2.35%             73.32%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --                --             (48.20)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
TEMPLETON FOREIGN SECURITIES FUND
 2010  Lowest contract charges                --              1.64%              8.41%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --              1.00%             37.04%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --                --             (37.48)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges                --              1.56%              7.39%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --              3.40%             31.10%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --              1.71%            (42.32)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              0.98%              2.35%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --                --              11.62%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT             CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2010  Lowest contract charges         66,093     $12.630777           $834,807
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges         57,113      11.281734            644,331
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges         46,906       9.148724            429,129
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges         30,805      12.787292            393,913
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2006  Lowest contract charges          5,400      11.432675             61,733
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges            406      11.330548              4,601
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges            339       9.751412              3,309
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges             32       7.333637                233
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges         98,689      15.879928          1,567,172
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges         89,531      13.875288          1,242,273
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges         52,699      11.691131            616,114
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges          6,252      11.007928             68,823
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --

                                                 INVESTMENT
                                    EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                         RATIO*        RATIO**         RETURN***
--------------------------------  --------------------------------------------
MUTUAL GLOBAL DISCOVERY
 SECURITIES FUND
 2010  Lowest contract charges         --            1.30%           11.96%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            1.18%           23.32%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            2.10%          (28.46)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            0.94%           11.85%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --              --            11.43%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
FRANKLIN FLEX CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges         --              --            16.19%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --              --            32.97%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --              --           (32.83)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges         --            1.34%           14.45%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --           13.69%           18.68%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            4.31%            6.21%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --              --             6.14%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                   UNIT             CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges      2,479,868      $3.403787         $8,440,943
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges      3,006,670       3.035419          9,126,504
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges      3,390,003       2.329770          7,897,927
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges      3,639,376       3.408043         12,403,150
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2006  Lowest contract charges      4,066,268       3.195934         12,995,524
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges      4,619,542       2.824228         13,046,639
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges      4,738,370       2.626884         12,447,149
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges      5,114,992       2.284046         11,682,877
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges      5,768,432       2.472569         14,262,846
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2006  Lowest contract charges      6,493,535       2.362266         15,339,457
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges      4,091,435       7.085992         28,991,875
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges      4,375,136       6.082370         26,611,194
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges      4,802,282       4.175508         20,051,966
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges      5,136,509       7.674740         39,421,368
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2006  Lowest contract charges      5,519,708       6.569283         36,260,522
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --

                                                 INVESTMENT
                                    EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                         RATIO*        RATIO**         RETURN***
--------------------------------  --------------------------------------------
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges         --            1.38%           12.14%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            2.25%           30.29%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            3.07%          (31.64)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            2.11%            6.64%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            2.42%           10.70%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
HARTFORD TOTAL RETURN BOND HLS
 FUND
 2010  Lowest contract charges         --            4.10%            7.51%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            3.91%           15.01%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            6.52%           (7.63)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            4.91%            4.67%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            5.27%            4.80%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2010  Lowest contract charges         --            0.77%           16.50%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            0.94%           45.67%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            1.80%          (45.59)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            0.12%           16.83%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            1.35%           16.62%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --

-------------------------------------------------------------------------------

                                                   UNIT             CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges      2,557,073      $4.200184        $10,740,176
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges      2,711,783       3.710229         10,061,335
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges      3,069,021       2.975883          9,133,048
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges      3,333,110       4.404234         14,679,796
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2006  Lowest contract charges      3,689,702       4.068371         15,011,075
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges            242      10.277704              2,483
    Highest contract charges            1,261      10.051239             12,676
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges             91       8.859237                804
    Highest contract charges           11,852       8.664032            102,682
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges            592       6.096042              3,606
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges         15,517       1.190460             18,473
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges         16,543       1.041982             17,237
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges          7,087       0.768187              5,444
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges          3,891       1.615778              6,286
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2006  Lowest contract charges          4,093       1.292115              5,289
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --

                                                 INVESTMENT
                                    EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                         RATIO*        RATIO**         RETURN***
--------------------------------  --------------------------------------------
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges         --            1.96%           13.21%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            2.24%           24.68%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            2.22%          (32.43)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            1.64%            8.26%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            1.80%           20.36%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
HARTFORD GLOBAL RESEARCH HLS
 FUND+
 2010  Lowest contract charges         --            1.62%           16.01%
    Highest contract charges           --            0.79%           16.01%
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            5.69%           42.13%
    Highest contract charges           --            1.59%           42.13%
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            1.15%          (34.14)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges         --            0.21%           14.25%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            1.27%           35.64%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            1.17%          (52.46)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            0.05%           25.05%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            0.79%           14.15%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT             CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #      OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges         653,762      $1.494683           $977,167
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges         658,789       1.310608            863,414
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges         606,478       1.043087            632,610
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2007  Lowest contract charges         566,574       1.662814            942,106
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2006  Lowest contract charges         559,146       1.534766            858,159
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges           1,550      10.664475             16,530
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges             305       8.934077              2,720
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges             174       6.655178              1,160
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges          47,613      19.789063            942,219
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges          47,835      16.832526            805,189
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges          36,548      12.987431            474,670
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2007  Lowest contract charges          33,286      23.902204            795,608
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2006  Lowest contract charges          13,012      18.435854            239,890
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --

                                                 INVESTMENT
                                    EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                          RATIO*       RATIO**         RETURN***
---------------------------------  -------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges         --            1.39%           14.05%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            1.63%           25.65%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            1.26%          (37.27)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            1.05%            8.34%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            1.09%           12.45%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges         --            0.03%           19.37%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            0.75%           34.24%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            2.69%          (37.64)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges         --            0.02%           17.56%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            0.55%           29.61%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            0.39%          (45.66)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            0.21%           29.65%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            0.66%           12.05%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --

-------------------------------------------------------------------------------

                                                    UNIT             CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #      OWNERS' EQUITY
------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges          45,333     $13.512623           $612,569
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges           4,361      11.633875             50,740
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges             422       7.732285              3,266
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges       2,752,584       3.604734          9,922,334
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges       2,968,401       3.141833          9,326,219
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges       3,274,832       2.490602          8,156,305
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2007  Lowest contract charges       3,758,990       3.960309         14,886,760
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2006  Lowest contract charges       3,816,601       3.764477         14,367,509
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges       1,817,668       3.312232          6,020,539
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges       2,107,516       2.893130          6,097,319
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges       2,403,471       2.167800          5,210,245
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2007  Lowest contract charges       2,550,726       3.753520          9,574,200
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2006  Lowest contract charges       3,027,541       2.945663          8,918,116
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --

                                                 INVESTMENT
                                    EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                          RATIO*       RATIO**         RETURN***
---------------------------------  -------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges         --            0.74%           16.15%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --           25.97%           50.46%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --           40.40%          (25.51)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges         --            1.69%           14.73%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            2.02%           26.15%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            2.06%          (37.11)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            1.70%            5.20%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            1.73%           15.46%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges         --            1.17%           14.49%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            1.96%           33.46%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            2.26%          (42.25)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            1.09%           27.43%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            2.69%           24.46%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND+
 2010  Lowest contract charges           1,624    $10.814342            $17,560
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges             968      8.594351              8,320
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges               5      5.812147                 27
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges         869,246      4.381274          3,808,405
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges         955,020      3.549140          3,389,498
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges       1,176,797      2.710162          3,189,309
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges       1,346,388      4.190281          5,641,744
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges       1,690,638      3.634263          6,144,222
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
HARTFORD MIDCAP VALUE HLS FUND
 2010  Lowest contract charges          36,654     20.852684            764,325
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges          48,102     16.726572            804,586
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges          49,525     11.600671            574,523
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          68,057     19.402626          1,320,491
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          60,874     18.998199          1,156,492
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND+
 2010  Lowest contract charges           --            0.84%           25.83%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.47%           47.87%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            7.34%          (43.42)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges           --            0.25%           23.45%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.52%           30.96%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            0.52%          (35.32)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.45%           15.30%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.95%           11.74%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
HARTFORD MIDCAP VALUE HLS FUND
 2010  Lowest contract charges           --            0.60%           24.67%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.82%           44.19%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            0.59%          (40.21)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.59%            2.13%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.97%           17.88%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges       5,508,316     $1.796639         $9,896,455
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges       5,805,399      1.796639         10,430,207
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges       6,432,494      1.795505         11,549,575
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges       5,107,122      1.757923          8,977,926
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges       4,274,739      1.675089          7,160,567
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges       1,660,089      2.426831          4,028,754
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges       1,870,065      1.955060          3,656,089
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges       1,986,777      1.512167          3,004,339
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges       2,177,209      2.545893          5,542,940
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges       2,141,270      2.228805          4,772,473
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges             713     12.920333              9,215
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges             176      9.461521              1,669
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges               7      6.988318                 47
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges           --              --               --
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.07%            0.06%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            2.05%            2.14%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            4.79%            4.95%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            4.60%            4.70%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges           --              --            24.13%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.01%           29.29%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            0.10%          (40.60)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.23%           14.23%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.18%           14.43%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges           --              --            36.56%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.10%           35.39%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            1.17%          (34.45)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges       3,300,898     $3.764066        $12,424,799
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges       3,585,633      3.278812         11,756,616
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges       3,854,834      2.316588          8,930,063
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges       4,256,705      4.073434         17,339,408
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges       4,700,981      3.846378         18,081,752
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges           2,295     10.435767             23,952
    Highest contract charges           156,605     10.684330          1,673,215
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges           1,320     10.054446             13,273
    Highest contract charges           151,911     10.293920          1,563,755
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges         135,109      9.957373          1,345,335
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
HARTFORD VALUE HLS FUND +
 2010  Lowest contract charges          68,297     10.230173            698,685
    Highest contract charges           161,438     11.371742          1,835,844
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges             840      8.921502              7,498
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges           --            1.18%           14.80%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            1.61%           41.54%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            2.01%          (43.13)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.01%            5.90%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            1.28%           14.65%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges           --            4.81%            3.79%
    Highest contract charges             --            4.44%            3.79%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.04%            3.38%
    Highest contract charges             --            0.03%            3.38%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            8.02%           (0.59)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
HARTFORD VALUE HLS FUND +
 2010  Lowest contract charges           --            1.53%           14.67%
    Highest contract charges             --            1.24%            8.66%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            3.70%           24.37%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                              UNIT              CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #       OWNERS' EQUITY
------------------------------------------------------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges                    3,285      $12.365526             $40,624
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2009  Lowest contract charges                    4,283       10.774410              46,142
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2008  Lowest contract charges                    8,463        8.730699              73,884
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2007  Lowest contract charges                    4,243       11.828624              50,190
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2006  Lowest contract charges                    4,003       11.466028              45,896
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2010  Lowest contract charges                   20,465       12.720824             260,332
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2009  Lowest contract charges                   18,861       11.326127             213,616
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2008  Lowest contract charges                    5,219        8.432890              44,014
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
LORD ABBETT GROWTH & INCOME FUND
 2010  Lowest contract charges                    5,508       11.165635              61,502
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2009  Lowest contract charges                    7,269        9.509797              69,125
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2008  Lowest contract charges                    7,944        7.998229              63,540
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2007  Lowest contract charges                    7,108       12.579832              89,418
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2006  Lowest contract charges                    6,051       12.161720              73,587
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges                --              2.75%             14.77%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --              2.07%             23.41%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --              6.17%            (26.19)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              3.18%              3.16%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              8.56%             14.55%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2010  Lowest contract charges                --              6.30%             12.31%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --              7.96%             34.31%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --             27.49%            (18.23)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
LORD ABBETT GROWTH & INCOME FUND
 2010  Lowest contract charges                --              0.50%             17.41%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --              0.96%             18.90%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --              1.24%            (36.42)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --              1.39%              3.44%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --              4.01%             17.27%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                              UNIT              CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #       OWNERS' EQUITY
------------------------------------------------------------------------------------------------
MFS GROWTH SERIES
 2010  Lowest contract charges                       16      $10.915241                $179
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2009  Lowest contract charges                       11        9.463785                 100
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2008  Lowest contract charges                        3        6.874012                  21
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges                    1,327       12.274423              16,286
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2009  Lowest contract charges                    2,078       11.048366              22,962
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2008  Lowest contract charges                    4,252        8.706510              37,021
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges                    6,346       21.283072             135,067
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2009  Lowest contract charges                    5,667       15.610690              88,469
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2008  Lowest contract charges                    3,456        9.566346              33,065
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2007  Lowest contract charges                    4,753       15.767530              74,938
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --
 2006  Lowest contract charges                    7,779       15.380400             119,645
    Highest contract charges                         --              --                  --
    Remaining contract charges                       --              --                  --

                                                          INVESTMENT
                                           EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                                RATIO*          RATIO**           RETURN***
--------------------------------------  --------------------------------------------------
MFS GROWTH SERIES
 2010  Lowest contract charges                --              0.11%             15.34%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --              0.25%             37.68%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --                --             (35.48)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges                --              1.08%             11.10%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --              2.47%             26.90%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --                --             (33.08)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges                --                --              36.34%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2009  Lowest contract charges                --                --              63.18%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2008  Lowest contract charges                --                --             (39.33)%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2007  Lowest contract charges                --                --               2.52%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --
 2006  Lowest contract charges                --                --              13.22%
    Highest contract charges                  --                --                 --
    Remaining contract charges                --                --                 --

-------------------------------------------------------------------------------

                                                   UNIT             CONTRACT
SUB-ACCOUNT                          UNITS     FAIR VALUE #      OWNERS' EQUITY
-----------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges        141,392     $14.531519         $2,054,641
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges        141,364      13.218935          1,868,683
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges        128,044      11.199735          1,434,061
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2007  Lowest contract charges        130,597      14.382866          1,878,357
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2006  Lowest contract charges        107,921      13.801173          1,489,443
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
MFS VALUE SERIES
 2010  Lowest contract charges         60,429      10.087285            609,560
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges         47,685       9.044166            431,276
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges          4,115       7.370068             30,325
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
MFS RESEARCH BOND SERIES FUND
 2010  Lowest contract charges         44,273      12.093730            535,420
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges         17,249      11.253639            194,108
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
UIF MID CAP GROWTH PORTFOLIO +
 2010  Lowest contract charges          7,822      12.300233             96,212
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2009  Lowest contract charges         10,160       9.299431             94,479
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --
 2008  Lowest contract charges          1,325       5.909437              7,832
    Highest contract charges               --             --                 --
    Remaining contract charges             --             --                 --

                                                 INVESTMENT
                                    EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                         RATIO*        RATIO**         RETURN***
--------------------------------  --------------------------------------------
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges         --            2.73%            9.93%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            3.63%           18.03%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            3.22%          (22.13)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            2.45%            4.22%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            2.39%           11.89%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
MFS VALUE SERIES
 2010  Lowest contract charges         --            1.41%           11.53%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            1.06%           22.72%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --              --           (30.19)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
MFS RESEARCH BOND SERIES FUND
 2010  Lowest contract charges         --            2.79%            7.47%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --              --            16.16%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
UIF MID CAP GROWTH PORTFOLIO +
 2010  Lowest contract charges         --              --            32.27%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --              --            57.37%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            0.08%          (44.99)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT             CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #      OWNERS' EQUITY
------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP
 VALUE FUND+
 2010  Lowest contract charges          12,785     $10.715150           $136,991
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges          18,523       8.769934            162,450
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges          15,863       6.302084             99,972
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2007  Lowest contract charges          16,928      10.757939            182,106
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
OPPENHEIMER CAPITAL APPRECIATION
 FUND
 2010  Lowest contract charges          10,954      10.915899            119,575
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges          10,705      10.001462            107,064
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges          10,828       6.938164             75,123
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2007  Lowest contract charges          10,072      12.768186            128,603
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2006  Lowest contract charges          11,584      11.214030            129,908
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges          26,697      12.829306            342,501
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges          25,084      11.088193            278,136
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges          42,722       7.956807            339,930
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2007  Lowest contract charges          40,811      13.334725            544,202
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2006  Lowest contract charges          21,754      12.570301            273,452
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --

                                                 INVESTMENT
                                    EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                          RATIO*       RATIO**         RETURN***
---------------------------------  -------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP
 VALUE FUND+
 2010  Lowest contract charges         --            0.92%           22.18%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            1.24%           39.16%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            0.64%          (41.42)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --              --             0.26%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
OPPENHEIMER CAPITAL APPRECIATION
 FUND
 2010  Lowest contract charges         --              --             9.14%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            0.01%           44.15%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --              --           (45.66)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            0.01%           13.86%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --              --             7.68%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges         --            1.15%           15.70%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            1.88%           39.36%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            1.25%          (40.33)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            1.22%            6.08%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            0.74%           17.36%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --

-------------------------------------------------------------------------------

                                                    UNIT             CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #      OWNERS' EQUITY
------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 2010  Lowest contract charges           1,579     $11.271167            $17,802
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges           1,520       9.731208             14,796
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges           1,231       7.602822              9,361
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2007  Lowest contract charges             841      12.387474             10,414
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2010  Lowest contract charges           7,066      11.516057             81,377
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges           9,854       9.358432             92,214
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges           1,801       6.836775             12,312
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
OPPENHEIMER VALUE FUND/VA
 2010  Lowest contract charges             304       9.859710              3,000
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges             150       8.588256              1,289
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
PUTNAM VT DIVERSIFIED INCOME FUND
 2010  Lowest contract charges          27,969      12.587405            352,062
    Highest contract charges             3,553      26.192973             93,066
    Remaining contract charges              --             --                 --
 2009  Lowest contract charges          24,516      11.171885            273,892
    Highest contract charges             3,786      23.175409             87,734
    Remaining contract charges              --             --                 --
 2008  Lowest contract charges           4,163       7.191250             29,940
    Highest contract charges             4,741      14.968756             70,962
    Remaining contract charges              --             --                 --
 2007  Lowest contract charges           4,975      21.692473            107,920
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --
 2006  Lowest contract charges           5,184      20.819828            107,923
    Highest contract charges                --             --                 --
    Remaining contract charges              --             --                 --

                                                 INVESTMENT
                                    EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                          RATIO*       RATIO**         RETURN***
---------------------------------  -------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 2010  Lowest contract charges         --            0.87%           15.83%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            1.47%           28.00%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --            1.12%          (38.63)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --              --             4.15%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2010  Lowest contract charges         --            0.44%           23.06%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            0.20%           36.88%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --              --           (35.18)%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
OPPENHEIMER VALUE FUND/VA
 2010  Lowest contract charges         --            0.74%           14.81%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            0.80%           32.57%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
PUTNAM VT DIVERSIFIED INCOME FUND
 2010  Lowest contract charges         --           10.71%           12.67%
    Highest contract charges           --           14.16%           13.02%
    Remaining contract charges         --              --               --
 2009  Lowest contract charges         --            4.88%           55.35%
    Highest contract charges           --            7.27%           54.83%
    Remaining contract charges         --              --               --
 2008  Lowest contract charges         --              --           (29.96)%
    Highest contract charges           --            6.24%          (31.00)%
    Remaining contract charges         --              --               --
 2007  Lowest contract charges         --            5.00%            4.19%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --
 2006  Lowest contract charges         --            5.87%            6.60%
    Highest contract charges           --              --               --
    Remaining contract charges         --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2010  Lowest contract charges             288    $10.858668             $3,127
    Highest contract charges            20,262     30.806593            624,201
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges             178      9.467980              1,688
    Highest contract charges            22,188     26.783076            594,265
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges          28,550     19.786145            564,898
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges          30,026     29.602231            888,827
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          32,354     28.694786            928,379
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
PUTNAM VT GLOBAL EQUITY FUND
 2010  Lowest contract charges         107,048     25.604302          2,740,886
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges         111,588     23.229823          2,592,168
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges         136,447     17.847130          2,435,191
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges         144,357     32.591358          4,704,804
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges         163,885     29.800420          4,883,837
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
PUTNAM VT GROWTH AND INCOME FUND
 2010  Lowest contract charges             451     13.170377              5,946
    Highest contract charges           183,656     32.170965          5,908,403
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges             843     11.514849              9,710
    Highest contract charges           196,807     28.044583          5,519,366
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges             796      8.870392              7,064
    Highest contract charges           227,825     21.545827          4,908,685
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges             712     14.469512             10,298
    Highest contract charges           256,622     35.071434          9,000,099
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges             689     15.399391             10,614
    Highest contract charges           307,025     37.228527         11,430,074
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2010  Lowest contract charges           --            4.56%           14.69%
    Highest contract charges             --            5.88%           15.02%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.59%           35.21%
    Highest contract charges             --            6.61%           35.36%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            4.09%          (33.16)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            0.72%            3.16%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            2.91%           13.04%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
PUTNAM VT GLOBAL EQUITY FUND
 2010  Lowest contract charges           --            2.41%           10.22%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            0.19%           30.16%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            2.79%          (45.24)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            2.23%            9.37%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.60%           23.50%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
PUTNAM VT GROWTH AND INCOME FUND
 2010  Lowest contract charges           --            2.02%           14.38%
    Highest contract charges             --            1.76%           14.71%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            2.61%           29.81%
    Highest contract charges             --            3.09%           30.16%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            2.09%          (38.70)%
    Highest contract charges             --            2.57%          (38.57)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.25%           (6.04)%
    Highest contract charges             --            1.59%           (5.79)%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            1.45%           15.91%
    Highest contract charges             --            1.79%           16.19%
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND
 2010  Lowest contract charges           7,037    $15.468968           $108,855
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges           7,331     15.065962            110,448
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges           9,129     11.913774            108,756
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges           9,592     14.336048            137,509
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges          10,046     14.388482            144,549
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
PUTNAM VT HIGH YIELD FUND
 2010  Lowest contract charges          73,176     33.089518          2,421,354
    Highest contract charges             1,196     17.930173             21,436
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges          94,037     28.889334          2,716,669
    Highest contract charges             1,434     15.722517             22,542
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges         104,483     19.219456          2,008,111
    Highest contract charges             1,776     10.468992             18,591
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges         109,314     25.975431          2,839,483
    Highest contract charges             2,460     14.160292             34,835
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges         115,130     25.143715          2,894,802
    Highest contract charges             2,428     13.775449             33,447
    Remaining contract charges              --            --                 --
PUTNAM VT INCOME FUND
 2010  Lowest contract charges          92,869     27.802373          2,581,984
    Highest contract charges             3,062     14.343729             43,919
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges          99,386     25.224094          2,506,918
    Highest contract charges             5,228     13.055246             68,257
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges         115,451     17.133269          1,978,060
    Highest contract charges             4,462      8.902167             39,724
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges         122,359     22.479655          2,750,577
    Highest contract charges             3,763     11.701925             44,034
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges         129,051     21.318359          2,751,161
    Highest contract charges             1,260     11.120988             14,014
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND
 2010  Lowest contract charges           --            2.13%            2.68%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --              --            26.46%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --              --           (16.90)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.08%           (0.36)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            0.53%            3.07%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
PUTNAM VT HIGH YIELD FUND
 2010  Lowest contract charges           --            7.34%           14.54%
    Highest contract charges             --            7.95%           14.04%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --           10.05%           50.31%
    Highest contract charges             --            9.89%           50.18%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            9.68%          (26.01)%
    Highest contract charges             --           10.93%          (26.07)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            7.93%            3.31%
    Highest contract charges             --            7.40%            2.79%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            7.93%           10.60%
    Highest contract charges             --            4.52%           10.52%
    Remaining contract charges           --              --               --
PUTNAM VT INCOME FUND
 2010  Lowest contract charges           --           10.83%           10.22%
    Highest contract charges             --           11.83%            9.87%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            6.04%           47.22%
    Highest contract charges             --            5.46%           46.65%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            7.22%          (23.78)%
    Highest contract charges             --            6.65%          (23.93)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            5.39%            5.45%
    Highest contract charges             --            2.88%            5.22%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            4.56%            4.83%
    Highest contract charges             --            4.51%            4.52%
    Remaining contract charges           --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                    UNIT            CONTRACT
SUB-ACCOUNT                           UNITS     FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 +
 2010  Lowest contract charges              35     $8.043728               $285
    Highest contract charges             3,428     16.321304             55,953
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges              18      7.508868                138
    Highest contract charges             4,459     15.194392             67,758
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges           4,665     12.021934             56,082
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges           4,830     22.199807            107,235
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges           4,997     20.691059            103,384
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges          93,308     16.931002          1,579,804
    Highest contract charges             4,061     16.424598             66,692
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges              --     14.046254                 --
    Highest contract charges             5,813     14.928049             86,774
    Remaining contract charges          96,624            --          1,483,631
 2008  Lowest contract charges              --     11.236998                 --
    Highest contract charges             4,142     11.977464             49,616
    Remaining contract charges         127,689            --          1,568,491
 2007  Lowest contract charges              --     20.009072                 --
    Highest contract charges             4,115     21.369414             87,925
    Remaining contract charges         125,265            --          2,739,915
 2006  Lowest contract charges              --     19.719498                 --
    Highest contract charges             4,080     20.138797             80,450
    Remaining contract charges         163,094            --          3,284,508
PUTNAM VT INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges           1,007     17.492096             17,608
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2009  Lowest contract charges           1,103     15.550584             17,148
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2008  Lowest contract charges           1,333     11.206894             14,934
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2007  Lowest contract charges           1,420     19.444746             27,617
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --
 2006  Lowest contract charges           1,500     17.128684             25,690
    Highest contract charges                --            --                 --
    Remaining contract charges              --            --                 --

                                                   INVESTMENT
                                      EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                           RATIO*        RATIO**         RETURN***
----------------------------------  --------------------------------------------
PUTNAM VT INTERNATIONAL VALUE FUND
 +
 2010  Lowest contract charges           --            2.73%            7.12%
    Highest contract charges             --            3.96%            7.42%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --              --            26.19%
    Highest contract charges             --              --            26.39%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            2.20%          (45.85)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.89%            7.29%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            1.41%           27.63%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
PUTNAM VT INTERNATIONAL EQUITY
 FUND
 2010  Lowest contract charges           --            3.66%           20.54%
    Highest contract charges             --            3.89%           10.03%
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --              --            25.00%
    Highest contract charges             --              --            24.63%
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --              --           (43.84)%
    Highest contract charges             --            2.09%          (43.95)%
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --              --             8.61%
    Highest contract charges             --            2.71%            8.37%
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --              --            28.04%
    Highest contract charges             --            0.59%           27.72%
    Remaining contract charges           --              --               --
PUTNAM VT INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges           --            3.16%           12.49%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2009  Lowest contract charges           --            1.83%           38.76%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2008  Lowest contract charges           --            1.89%          (42.37)%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2007  Lowest contract charges           --            1.06%           13.52%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --
 2006  Lowest contract charges           --            1.51%           26.42%
    Highest contract charges             --              --               --
    Remaining contract charges           --              --               --

-------------------------------------------------------------------------------

                                                      UNIT           CONTRACT
SUB-ACCOUNT                              UNITS    FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges             4,994   $10.560103           $52,742
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2009  Lowest contract charges             5,179     9.243957            47,875
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2008  Lowest contract charges             6,188     7.046749            43,606
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2007  Lowest contract charges             6,514    11.636062            75,796
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2006  Lowest contract charges             7,379    12.236223            90,292
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
PUTNAM VT MONEY MARKET FUND
 2010  Lowest contract charges               157     1.802966               284
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2009  Lowest contract charges               210     1.802303               378
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2008  Lowest contract charges               267     1.796082               479
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2007  Lowest contract charges               311     1.746726               542
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2006  Lowest contract charges               349     1.662379               580
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
PUTNAM VT MULTI-CAP GROWTH FUND +
 2010  Lowest contract charges             2,484    15.528059            38,569
    Highest contract charges             155,541    25.291913         3,933,938
    Remaining contract charges                --           --                --
 2009  Lowest contract charges             2,583    12.988059            33,548
    Highest contract charges             160,152    21.099132         3,379,069
    Remaining contract charges                --           --                --
 2008  Lowest contract charges             2,683     9.829288            26,374
    Highest contract charges             176,594    15.925954         2,812,425
    Remaining contract charges                --           --                --
 2007  Lowest contract charges             2,637    16.046422            42,302
    Highest contract charges             187,477    25.945436         4,864,184
    Remaining contract charges                --           --                --
 2006  Lowest contract charges             2,583    15.175568            39,195
    Highest contract charges             222,149    24.472443         5,436,516
    Remaining contract charges                --           --                --

                                                     INVESTMENT
                                         EXPENSE       INCOME           TOTAL
SUB-ACCOUNT                              RATIO*        RATIO**        RETURN***
-------------------------------------  --------------------------------------------
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges             --            1.44%            14.24%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2009  Lowest contract charges             --            1.54%            31.18%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2008  Lowest contract charges             --            0.53%           (39.44)%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2007  Lowest contract charges             --            0.59%            (4.91)%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2006  Lowest contract charges             --            0.69%            14.24%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
PUTNAM VT MONEY MARKET FUND
 2010  Lowest contract charges             --              --              0.04%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2009  Lowest contract charges             --            0.35%             0.35%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2008  Lowest contract charges             --            2.77%             2.83%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2007  Lowest contract charges             --            5.01%             5.07%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2006  Lowest contract charges             --            4.53%             4.63%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
PUTNAM VT MULTI-CAP GROWTH FUND +
 2010  Lowest contract charges             --            0.35%            19.56%
    Highest contract charges               --            0.57%            19.87%
    Remaining contract charges             --              --                --
 2009  Lowest contract charges             --            0.29%            32.14%
    Highest contract charges               --            0.67%            32.48%
    Remaining contract charges             --              --                --
 2008  Lowest contract charges             --              --            (38.75)%
    Highest contract charges               --            0.30%           (38.62)%
    Remaining contract charges             --              --                --
 2007  Lowest contract charges             --              --              5.74%
    Highest contract charges               --            0.16%             6.02%
    Remaining contract charges             --              --                --
 2006  Lowest contract charges             --              --              8.56%
    Highest contract charges               --            0.18%             8.82%
    Remaining contract charges             --              --                --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      UNIT           CONTRACT
SUB-ACCOUNT                              UNITS    FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges            16,439   $10.350514          $170,150
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2009  Lowest contract charges            15,680     8.215811           128,825
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2008  Lowest contract charges            14,047     6.246201            87,740
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2007  Lowest contract charges            41,513    10.300530           427,609
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2006  Lowest contract charges            29,037    11.801519           342,678
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND+
 2010  Lowest contract charges             3,513    13.409259            47,101
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2009  Lowest contract charges             3,783    12.059130            45,625
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2008  Lowest contract charges             4,082     9.580101            39,102
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2007  Lowest contract charges             4,354    16.092548            70,066
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2006  Lowest contract charges             5,797    15.910698            92,234
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
PUTNAM VT GLOBAL UTILITIES FUND
 2010  Lowest contract charges            10,677    29.182239           311,573
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2009  Lowest contract charges            11,314    28.580962           323,372
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2008  Lowest contract charges            16,090    26.547468           427,153
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2007  Lowest contract charges            16,948    38.103792           645,771
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --
 2006  Lowest contract charges            17,575    31.688447           556,916
    Highest contract charges                  --           --                --
    Remaining contract charges                --           --                --

                                                     INVESTMENT
                                         EXPENSE       INCOME           TOTAL
SUB-ACCOUNT                              RATIO*        RATIO**        RETURN***
-------------------------------------  --------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges             --            0.29%            25.98%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2009  Lowest contract charges             --            1.61%            31.53%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2008  Lowest contract charges             --            1.13%           (39.36)%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2007  Lowest contract charges             --            0.53%           (12.72)%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2006  Lowest contract charges             --            0.33%            17.30%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND+
 2010  Lowest contract charges             --            5.32%            11.20%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2009  Lowest contract charges             --            4.89%            25.88%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2008  Lowest contract charges             --            4.94%           (40.47)%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2007  Lowest contract charges             --            3.14%             1.14%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2006  Lowest contract charges             --            2.78%            12.23%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
PUTNAM VT GLOBAL UTILITIES FUND
 2010  Lowest contract charges             --            4.23%             2.10%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2009  Lowest contract charges             --            4.25%             7.66%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2008  Lowest contract charges             --            2.45%           (30.33)%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2007  Lowest contract charges             --            1.88%            20.25%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2006  Lowest contract charges             --            3.09%            27.31%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --

-------------------------------------------------------------------------------

                                                     UNIT           CONTRACT
SUB-ACCOUNT                             UNITS    FAIR VALUE #    OWNERS' EQUITY
----------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 2010  Lowest contract charges          179,979   $42.844173        $7,711,052
    Highest contract charges              1,858    17.266105            32,088
    Remaining contract charges               --           --                --
 2009  Lowest contract charges          191,410    35.386121         6,773,243
    Highest contract charges              2,340    14.293431            33,441
    Remaining contract charges               --           --                --
 2008  Lowest contract charges          210,414    21.538000         4,531,907
    Highest contract charges                555     8.721088             4,836
    Remaining contract charges               --           --                --
 2007  Lowest contract charges          220,754    34.117626         7,531,599
    Highest contract charges                407    13.849855             5,632
    Remaining contract charges               --           --                --
 2006  Lowest contract charges          274,189    32.251178         8,842,923
    Highest contract charges                340    13.125279             4,458
    Remaining contract charges               --           --                --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2010  Lowest contract charges            9,881    19.942323           197,047
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --
 2009  Lowest contract charges           13,404    15.395267           206,366
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --
 2008  Lowest contract charges           16,639    10.572218           175,912
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --
 2007  Lowest contract charges           14,844    16.311191           242,120
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --
 2006  Lowest contract charges           10,878    18.033203           196,167
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges           16,191    16.249834           263,108
    Highest contract charges             10,091    15.639461           157,819
    Remaining contract charges               --           --                --
 2009  Lowest contract charges           17,375    14.430719           250,732
    Highest contract charges             10,289    13.861395           142,614
    Remaining contract charges               --           --                --
 2008  Lowest contract charges           19,382    11.322627           219,450
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --
 2007  Lowest contract charges           31,667    16.442989           520,701
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --
 2006  Lowest contract charges           25,822    15.934960           411,480
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --

                                                     INVESTMENT
                                        EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                             RATIO*        RATIO**         RETURN***
------------------------------------  ---------------------------------------------
PUTNAM VT VOYAGER FUND
 2010  Lowest contract charges             --            1.45%            21.08%
    Highest contract charges               --            1.21%            20.80%
    Remaining contract charges             --              --                --
 2009  Lowest contract charges             --            1.12%            64.30%
    Highest contract charges               --            0.27%            63.90%
    Remaining contract charges             --              --                --
 2008  Lowest contract charges             --            0.29%           (36.87)%
    Highest contract charges               --              --            (37.03)%
    Remaining contract charges             --              --                --
 2007  Lowest contract charges             --            0.03%             5.79%
    Highest contract charges               --              --              5.52%
    Remaining contract charges             --              --                --
 2006  Lowest contract charges             --            0.38%             5.70%
    Highest contract charges               --            0.09%             5.44%
    Remaining contract charges             --              --                --
PUTNAM VT CAPITAL OPPORTUNITIES FUND
 2010  Lowest contract charges             --            0.27%            29.54%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2009  Lowest contract charges             --            0.63%            45.62%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2008  Lowest contract charges             --            0.46%           (35.18)%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2007  Lowest contract charges             --              --             (9.55)%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2006  Lowest contract charges             --            0.07%            15.21%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges             --            1.88%            12.61%
    Highest contract charges               --            2.10%            12.83%
    Remaining contract charges             --              --                --
 2009  Lowest contract charges             --            1.10%            27.45%
    Highest contract charges               --            1.37%            38.61%
    Remaining contract charges             --              --                --
 2008  Lowest contract charges             --            2.17%           (31.14)%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2007  Lowest contract charges             --            1.24%             3.19%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2006  Lowest contract charges             --            1.05%            18.84%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --

SEPARATE ACCOUNT VL II

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT           CONTRACT
SUB-ACCOUNT                             UNITS    FAIR VALUE #    OWNERS' EQUITY
----------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND+
 2010  Lowest contract charges            3,547   $10.267992           $36,425
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --
 2009  Lowest contract charges              632     9.152221             5,784
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND+
 2010  Lowest contract charges           36,011    11.221180           404,084
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --
 2009  Lowest contract charges          103,601     9.698918         1,004,822
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --
 2008  Lowest contract charges          116,436     7.553239           879,466
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --
 2007  Lowest contract charges          107,687    11.765234         1,266,964
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --
 2006  Lowest contract charges          110,821    12.045674         1,334,909
    Highest contract charges                 --           --                --
    Remaining contract charges               --           --                --

                                                     INVESTMENT
                                        EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                             RATIO*        RATIO**         RETURN***
------------------------------------  ---------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND+
 2010  Lowest contract charges             --            0.06%            12.19%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2009  Lowest contract charges             --            4.12%            24.11%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
INVESCO VAN KAMPEN V.I. COMSTOCK
 FUND+
 2010  Lowest contract charges             --            0.19%            15.70%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2009  Lowest contract charges             --            4.51%            28.41%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2008  Lowest contract charges             --            2.11%           (35.80)%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2007  Lowest contract charges             --            1.55%            (2.33)%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --
 2006  Lowest contract charges             --            0.02%            16.04%
    Highest contract charges               --              --                --
    Remaining contract charges             --              --                --

* This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

+   See parenthetical for this Sub-Account in Note 1.

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Issue Charges and Riders (if applicable). These fees are assessed through a redemption of units for all contract's contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company, an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Sub-Account, receives a maximum annual fee of up to .80% of the Account's average daily net assets.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from $7.50 to $30.00 plus $0.03 per month per $1,000 in supplemental fees for administrative services provided by the Company.

    These charges are a redemption of units.

ISSUE CHARGES:

    The Company will charge an expense of $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

    These charges are a redemption of units.

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       - Estate Protection Rider (per $1,000 of the net amount at risk) $0.2496 - $185.76

       - Single Life Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $1.01 - $179.44

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.040 - $0.107

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.196

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.0912 - $158.98

       -   Child Insurance Rider (per $1,000 of coverage) $6.00

       - Life Access Accelerated Benefit Rider (per $1,000 of the benefit net amount at risk) $0.0409 - $41.18

       -   Accelerated Death Benefit Rider $300.00

       - Guaranteed Minimum Accumulation Benefit Rider (Annual % of separate account value) 0.90%

       - Guaranteed Paid-Up death Benefit Rider (Annual % of separate account value) 0.75%

       - Disability Access Rider -- Monthly Charge (per $100 of monthly benefit) $0.96 - $16.80

       -   Disability Access Rider -- First Year Monthly Rider Issue Fee $10.00

    These charges are a redemption of units.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity, and cash flows for each of the three years in the period ended December 31, 2010. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Harford Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 of the consolidated financial statements, the Company changed its method of accounting and reporting for variable interest entities and embedded credit derivatives as required by accounting guidance adopted in 2010, for other-than-temporary impairments as required by accounting guidance adopted in 2009, and for the fair value measurement of financial instruments as required by accounting guidance adopted in 2008.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
February 25, 2011

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                            2010           2009            2008
                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------
REVENUES
 Fee income and other                       $3,806          $3,723          $4,123
 Earned premiums                               260             377             984
 Net investment income (loss)
  Securities available-for-sale and
   other                                     2,621           2,505           2,588
  Equity securities held for trading           238             343            (246)
                                          --------       ---------       ---------
 Total net investment income (loss)          2,859           2,848           2,342
 Net realized capital gains (losses):
  Total other-than-temporary impairment
   ("OTTI") losses                            (712)         (1,722)         (1,888)
  OTTI losses recognized to other
   comprehensive income                        376             530              --
                                          --------       ---------       ---------
  Net OTTI losses recognized in earnings      (336)         (1,192)         (1,888)
  Net realized capital gains (losses),
   excluding net OTTI losses recognized
   in earnings                                (608)            316          (3,875)
                                          --------       ---------       ---------
   Total net realized capital gains
    (losses)                                  (944)           (876)         (5,763)
                                          --------       ---------       ---------
                          TOTAL REVENUES     5,981           6,072           1,686
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                                   2,948           3,716           4,048
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  International unit-linked bonds and
  pension products                             238             343            (246)
 Insurance operating costs and other
  expenses                                   1,610           1,826           1,911
 Amortization of deferred policy
  acquisition costs and present value of
  future profits                               215           3,716           1,610
 Goodwill impairment                            --              --             184
 Dividends to policyholders                     21              12              13
                                          --------       ---------       ---------
     TOTAL BENEFITS, LOSSES AND EXPENSES     5,032           9,613           7,520
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS
                     BEFORE INCOME TAXES       949          (3,541)         (5,834)
 Income tax expense (benefit)                  228          (1,399)         (2,180)
                                          --------       ---------       ---------
INCOME (LOSS) FROM CONTINUING OPERATIONS       721          (2,142)         (3,654)
 Income (loss) from discontinued
  operations, net of tax                        31              (5)             (5)
                                          --------       ---------       ---------
                       NET INCOME (LOSS)       752          (2,147)         (3,659)
   Net income (loss) attributable to the
    noncontrolling interest                      8              10            (105)
                                          --------       ---------       ---------
       NET INCOME (LOSS) ATTRIBUTABLE TO
         HARTFORD LIFE INSURANCE COMPANY      $744         $(2,157)        $(3,554)
                                          --------       ---------       ---------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
ASSETS                                           2010              2009
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
 Investments
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,323 and
  $44,284) (includes variable interest
  entity assets, at fair value, of $406 as
  of December 31, 2010)                           $44,834           $40,403
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $323 as of December 31, 2010)                       639                --
 Equity securities, trading, at fair value
  (cost of $2,061 and $2,359)                       2,279             2,443
 Equity securities, available for sale, at
  fair value (cost of $320 and $447)                  340               419
 Policy loans, at outstanding balance               2,128             2,120
 Mortgage loans (net of allowances for loan
  losses of $62 and $260)                           3,244             4,304
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $14 as of December 31,
  2010)                                               838               759
 Other investments                                  1,461               338
 Short-term investments                             3,489             5,128
                                              -----------       -----------
                           TOTAL INVESTMENTS       59,252            55,914
 Cash                                                 531               793
 Premiums receivable and agents' balances              67                69
 Reinsurance recoverables                           3,924             3,140
 Deferred income taxes, net                         2,138             3,066
 Deferred policy acquisition costs and
  present value of future profits                   4,949             5,779
 Goodwill                                             470               470
 Other assets                                         692             1,709
 Separate account assets                          159,729           150,380
                                              -----------       -----------
                                TOTAL ASSETS     $231,752         $221, 320
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,385           $11,318
 Other policyholder funds and benefits
  payable                                          43,395            43,526
 Other policyholder funds and benefits
  payable -- International unit-liked bonds
  and pension products                              2,252             2,419
 Consumer notes                                       382             1,136
 Other liabilities (includes variable
  interest entity liabilities of $422 as of
  December 31, 2010)                                6,398             6,245
 Separate account liabilities                     159,729           150,380
                                              -----------       -----------
                           TOTAL LIABILITIES      223,541           215,024
                                              -----------       -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE
 10)
STOCKHOLDER'SEQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Capital surplus                                    8,265             8,457
 Accumulated other comprehensive loss, net
  of tax                                             (372)           (1,941)
 Retained earnings (deficit)                          312              (287)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY        8,211             6,235
                                              -----------       -----------
 Noncontrolling interest                               --                61
                                              -----------       -----------
                                TOTAL EQUITY        8,211             6,296
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $231,752          $221,320
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                               ACCUMULATED OTHER COMPREHENSIVE
                                                                                        INCOME (LOSS)
                                                                        NET                NET (LOSS)
                                                                    UNREALIZED              GAIN ON
                                                                   CAPITAL GAINS           CASH FLOW              FOREIGN
                                  COMMON                            (LOSSES) ON             HEDGING              CURRENCY
                                   STOCK           CAPITAL          SECURITIES,           INSTRUMENTS,          TRANSLATION
                                                   SURPLUS          NET OF TAX             NET OF TAX              ADJS
                                                                          (IN MILLIONS)
----------------------------------------------------------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $6            $8,457             $(2,039)                $148                  $(50)
Comprehensive income
Net income
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        1,298
 Net gains on cash flow
  hedging instruments                                                                          117
Cumulative translation
 adjustments                                                                                                         (18)
                                                                                                                   -----
Total other comprehensive
 income                                                                 1,298                  117                   (18)
  Total comprehensive income                                            1,298                  117                   (18)
Capital contribution from
 parent (3)                                          (192)
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                      172
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income
   BALANCE, DECEMBER 31, 2010        $6            $8,265               $(569)                $265                  $(68)
                                    ---            ------             -------                 ----                 -----
2009
Balance, December 31, 2008           $6            $6,157             $(4,806)                $440                 $(165)
Comprehensive income
Net loss
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                                        3,229
 Net gains on cash flow
  hedging instruments                                                                         (292)
Cumulative translation
 adjustments                                                                                                         115
Total other comprehensive
 income
  Total comprehensive income
Capital contribution from
 parent (3)                                         2,300
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax                                                                     (462)
                                                                      -------
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2009        $6            $8,457             $(2,039)                $148                  $(50)
                                    ---            ------             -------                 ----                 -----
2008
Balance, December 31, 2007           $6            $3,746               $(318)                $(137)                  $8
Comprehensive income
Net loss
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                                        (4,488)
 Net loss on cash flow
  hedging instruments                                                                          577
Cumulative translation
 adjustments                                                                                                        (173)
Total other comprehensive
 loss
  Total comprehensive loss
Capital contribution from
 parent (3)                                         2,411
Dividends declared
Cumulative effect of
 accounting changes, net of
 tax
Change in noncontrolling
 interest ownership
Noncontrolling income (loss)
   BALANCE, DECEMBER 31, 2008        $6            $6,157             $(4,806)                $440                 $(165)
                                    ---            ------             -------                 ----                 -----


                                   RETAINED                TOTAL                  NON-
                                   EARNINGS            STOCKHOLDER'S          CONTROLLING         TOTAL
                                  (DEFICIT)                EQUITY               INTEREST          EQUITY
                                                             (IN MILLIONS)
-----------------------------  ------------------------------------------------------------------------------
2010
Balance, December 31, 2009           $(287)                $6,235                  $61            $6,296
Comprehensive income
Net income                             744                    744                                    744
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            1,298                                  1,298
 Net gains on cash flow
  hedging instruments                                         117                                    117
Cumulative translation
 adjustments                                                  (18)                                   (18)
                                                           ------
Total other comprehensive
 income                                                     1,397                                  1,397
  Total comprehensive income           744                  2,141                                  2,141
Capital contribution from
 parent (3)                                                  (192)                                  (192)
Dividends declared                       1                      1                                      1
Cumulative effect of
 accounting changes, net of
 tax                                  (146)                    26                                     26
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                (69)              (69)
                                                                                  ----            ------
Noncontrolling income                                                                8                 8
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2010         $312                 $8,211                 $ --            $8,211
                                    ------                 ------                 ----            ------
2009
Balance, December 31, 2008          $1,446                 $3,078                 $165            $3,243
Comprehensive income
Net loss                            (2,157)                (2,157)                                (2,157)
 Other comprehensive income,
  net of tax (1)
 Net change in unrealized
  capital gains (losses) on
  securities (2)                                            3,229                                  3,229
 Net gains on cash flow
  hedging instruments                                        (292)                                  (292)
Cumulative translation
 adjustments                                                  115                                    115
                                                           ------                                 ------
Total other comprehensive
 income                                                     3,052                                  3,052
                                                           ------                                 ------
  Total comprehensive income                                  895                                    895
Capital contribution from
 parent (3)                                                 2,300                                  2,300
Dividends declared                     (38)                   (38)                                   (38)
Cumulative effect of
 accounting changes, net of
 tax                                   462                     --                                     --
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                               (114)             (114)
                                                                                  ----            ------
Noncontrolling income (loss)                                                        10                10
                                                                                  ----            ------
   BALANCE, DECEMBER 31, 2009        $(287)                $6,235                  $61            $6,296
                                    ------                 ------                 ----            ------
2008
Balance, December 31, 2007          $5,315                 $8,620                 $255            $8,875
Comprehensive income
Net loss                            (3,554)                (3,554)                                (3,554)
 Other comprehensive income,
 net of tax (1)
 Net change in unrealized
 capital gains (losses) on
 securities (2)                                            (4,488)                                (4,488)
 Net loss on cash flow
  hedging instruments                                         577                                    577
Cumulative translation
 adjustments                                                 (173)                                  (173)
                                                           ------                                 ------
Total other comprehensive
 loss                                                      (4,084)                                (4,084)
                                                           ------                                 ------
  Total comprehensive loss                                 (7,638)                                (7,638)
Capital contribution from
 parent (3)                                                 2,411                                  2,411
Dividends declared                    (313)                  (313)                                  (313)
Cumulative effect of
 accounting changes, net of
 tax                                    (2)                    (2)                                    (2)
                                    ------                 ------                                 ------
Change in noncontrolling
 interest ownership                                                                 15                15
                                                                                  ----            ------
Noncontrolling income (loss)                                                      (105)             (105)
   BALANCE, DECEMBER 31, 2008       $1,446                 $3,078                 $165            $3,243
                                    ------                 ------                 ----            ------

(1) Net change in unrealized capital gain on securities is reflected net of tax provision (benefit) and other items of $(699), $(1,739), and $2,416 for the years ended December 31, 2010, 2009 and 2008, respectively. Net (loss) gain on cash flow hedging instruments is net of tax provision (benefit) of $(63), $157 and $(310) for the years ended December 31, 2010, 2009 and 2008, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(121), $(1,076), and $(1,396) for the years ended December 31, 2010, 2009 and 2008, respectively.

(3) The Company received $2.1 billion in capital contributions from its parent and returned capital of $700 to its parent. The Company received noncash capital contributions of $887 as a result of valuations associated with the October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates. The Company received a noncash asset capital contribution of $180 from its parent company during 2008.

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2010           2009           2008
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                       $752        $(2,147)       $(3,659)
 Adjustments to reconcile net
  income (loss) to net cash
  provided by operating
  activities
 Amortization of deferred
  policy acquisition costs and
  present value of future
  profits                                 232          3,727          1,620
 Additions to deferred policy
  acquisition costs and
  present value of future
  profits                                (521)          (674)        (1,258)
 Change in:
 Reserve for future policy
  benefits, unpaid losses and
  loss adjustment expenses                 13            574          1,161
 Reinsurance recoverables                  26             66            (29)
 Receivables and other assets            (112)           (20)            66
 Payables and accruals                    295            420           (369)
 Accrued and deferred income
  taxes                                   (90)          (797)        (2,166)
 Net realized capital losses              882            877          5,763
 Net receipts from investment
  contracts related to
  policyholder funds --
  International unit-linked
  bonds and pension products             (167)           804            396
 Net increase in equity
  securities, trading                     164           (809)          (386)
 Depreciation and amortization            207            173             78
 Goodwill impairment                       --             --            184
 Other, net                               201            328           (190)
                                     --------       --------       --------
NET CASH PROVIDED BY OPERATING
                    ACTIVITIES         $1,882         $2,522         $1,211
                                     --------       --------       --------
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and
  short-term investments,
  available for sale                  $28,581        $37,224        $12,104
 Fixed maturities, fair value
  option                                   20             --             --
 Equity securities,
  available-for-sale                      171            162            140
 Mortgage loans                         1,288            413            325
 Partnerships                             151            173            250
 Payments for the purchase of:
 Fixed maturities and
  short-term investments,
  available for sale                  (28,871)       (35,519)       (18,216)
 Fixed maturities, fair value
  option                                  (74)            --             --
 Equity securities,
  available-for-sale                     (122)           (61)          (144)
 Mortgage loans                          (189)          (197)        (1,067)
 Partnerships                            (172)          (121)          (330)
 Derivatives payments (sales),
  net                                    (644)          (520)         1,170
 Proceeds from business sold              241             --             --
 Purchase price of businesses
  acquired                                 --             --            (78)
 Change in policy loans, net               (8)            34           (139)
 Change in payables for
  collateral under securities
  lending, net                            (46)        (1,805)          (974)
 Change in all other, net                (117)            25            362
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) INVESTING ACTIVITIES           $209          $(192)       $(6,597)
                                     --------       --------       --------
FINANCING ACTIVITIES
 Deposits and other additions
  to investment and universal
  life-type contracts                 $15,405        $13,398        $22,449
 Withdrawals and other
  deductions from investment
  and universal life-type
  contracts                           (25,030)       (23,487)       (28,105)
 Net transfers (to)/from
  separate accounts related to
  investment and universal
  life-type contracts                   8,211          6,805          7,074
 Issuance of structured
  financing                                --           (189)         2,001
 Capital contributions (1)(2)            (195)         1,397          2,231
 Dividends paid (1)                        --            (33)          (299)
 Net Issuances/(Repayments) at
  maturity or settlement of
  consumer notes                         (754)           (74)           401
                                     --------       --------       --------
    NET CASH PROVIDED BY (USED
     FOR) FINANCING ACTIVITIES        $(2,363)       $(2,183)        $5,752
                                     --------       --------       --------
 Impact of foreign exchange                10            (15)          (128)
 Net (decrease) increase in
  cash                                   (262)           132            238
                                     --------       --------       --------
 Cash -- beginning of year                793            661            423
                                     --------       --------       --------
 Cash -- end of year                     $531           $793           $661
                                     --------       --------       --------
Supplemental Disclosure of
 Cash Flow Information:
 Net Cash Paid (Received)
  During the Year for:
 Income taxes                            $354          $(282)         $(183)

SUPPLEMENTAL SCHEDULE OF NONCASH OPERATING AND FINANCING ACTIVITIES:

(1) The Company made noncash dividends of $5 in 2009 related to the assumed reinsurance agreements with Hartford Life Insurance K.K. The Company made noncash dividends of $54 and received a noncash capital contributions of $180 from its parent company during 2008 related to the assumed reinsurance agreement with Hartford Life Insurance K.K.

(2) The Company received noncash capital contributions of $887 as a result of valuations associated with an October 1, 2009 reinsurance transaction with an affiliated captive reinsurer. Refer to Note 16 Transactions with Affiliates for further discussion of this transaction.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States of America ("U.S.") and is an indirect wholly-owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford").

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of Hartford Life Insurance Company, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated. For further information on VIEs, see Note 4.

USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; living benefits required to be fair valued (in other policyholder funds and benefits payable); valuation of investments and derivative instruments; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; goodwill impairment; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial year financial information to conform to the current year presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS

VARIABLE INTEREST ENTITIES

In June 2009, the Financial Accounting Standards Board ("FASB") updated the guidance which amends the consolidation requirements applicable to variable interest entities ("VIE"). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. As a result of adoption, in addition to those VIEs the Company consolidates under the previous guidance, the Company consolidated a Company sponsored Collateralized Debt Obligation ("CDO") electing the fair value option, and a Company sponsored Collateralized Loan Obligation, at carrying values carried forward as if the Company had been the primary beneficiary from the date the Company entered into the VIE arrangement. The impact on the Company's Consolidated Balance Sheet as a result of adopting this guidance was an increase in assets of $432, an increase in liabilities of $406, and an increase in January 1, 2010 retained earnings, net of tax, of $26. The Company has investments in mutual funds, limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds which may be VIEs. The accounting for these investments will remain unchanged as they fall within the scope of the deferral of this new consolidation guidance. See Note 4 for further discussion.

EMBEDDED CREDIT DERIVATIVES

In March 2010, the FASB issued guidance clarifying the scope exception for certain credit derivatives embedded within structured securities which may result in bifurcation of these credit derivatives. Embedded credit derivatives resulting only from subordination of one financial instrument to another continue to qualify for the exemption. As a result, investments with an embedded credit derivative in a form other than the above mentioned subordination may need to be separately accounted for as an embedded credit derivative resulting in recognition of the change in the fair value of the embedded credit derivative in current period earnings. Upon adoption, an entity may elect the fair value option prospectively, with changes in fair value of the investment in its entirety recognized in earnings, rather than bifurcate the embedded credit derivative. The guidance is effective, on a prospective basis only, for fiscal years and interim periods within those fiscal years, beginning on or after June 15, 2010. The Company adopted this guidance on July 1, 2010 and identified securities with an amortized cost and fair value of $753 and $464, respectively, which were impacted by the scope of this standard. Upon adoption, the Company elected the fair value option for securities having an amortized cost and fair value of $429 and $203, respectively. For further discussion of fair value option, see Note 3. For the remainder of securities that were impacted by the scope of this standard, upon adoption, the embedded credit derivatives were bifurcated but are reported with the host instrument in the consolidated balance sheets. As of July 1, 2010, these securities had an amortized cost and fair value of $324 and $261, respectively, with an associated embedded derivative notional value of $325. For further discussion of embedded derivatives, see Note
4. The adoption, on July 1, 2010 resulted in the reclassification of $172, after-tax and after deferred policy acquisition costs ("DAC"), net unrealized losses from accumulated other comprehensive loss to retained earnings, including $188 of unrealized capital losses and $16 of unrealized capital gains.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS

In October 2010, the FASB issued guidance clarifying the definition of acquisition costs that are eligible for deferral. Acquisition costs are to include only those costs that are directly related to the successful acquisition or renewal of insurance contracts; incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees; and advertising costs meeting the capitalization criteria for direct-response advertising.

This guidance will be effective for fiscal years beginning after December 15, 2011, and interim periods within those years. This guidance may be applied prospectively upon the date of adoption, with retrospective application permitted, but not required. Early adoption is permitted.

The Company will adopt this guidance on January 1, 2012. The Company has not yet determined if it will apply the guidance on a prospective or retrospective basis or the effect of the adoption on the Company's Consolidated Financial Statements. If retrospective application is elected, the adoption could have a material impact on stockholders' equity. If prospective application is elected, there could be a material impact to the Company's Consolidated Statement of Operations as non-deferrable acquisition costs will increase while amortization would continue on the existing DAC balance.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are described below or are referenced below to the applicable Note where the description is included.

                                                                       Note
--------------------------------------------------------------------------------
ACCOUNTING POLICY
Fair Value                                                                3
Investments and Derivative Instruments                                    4
Reinsurance                                                               5
Deferred Policy Acquisition Costs and Present Value of Future
 Profits                                                                  6
Goodwill and Other Intangible Assets                                      7
Separate Accounts                                                         8
Sales Inducements                                                         9
Commitments and Contingencies                                            10
Income Taxes                                                             11

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

As of December 31, 2010, 2009, and 2008 3% of the total life insurance policies were participating policies. Dividends to policyholders were $21, $12 and $13 for the years ended December 31, 2010, 2009, and 2008, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

MUTUAL FUNDS

The Company maintains a retail mutual fund operation, whereby the Company, through wholly-owned subsidiaries, provides investment management and administrative services to The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (collectively, "mutual funds"), consisting of 52 mutual funds, as of December 31, 2010. The Company charges fees to these mutual funds, which are recorded as revenue by the Company. These mutual funds are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940.

The mutual funds are owned by the shareholders of those funds and not by the Company. As such, the mutual fund assets and liabilities and related investment returns are not reflected in the Company's Consolidated Financial Statements since they are not assets, liabilities and operations of the Company.

2. SEGMENT INFORMATION

The Company has four reporting segments: Global Annuity, Life Insurance, Retirement Plans, and Mutual Funds, as well as an Other category, as follows:

GLOBAL ANNUITY

Global Annuity offers variable, fixed market value adjusted ("MVA") annuities, structured settlements, single premium immediate annuities, longevity assurance to individuals as well as customized investment, insurance, and income solutions to select markets of institutional investors. Products offered to institutional investors ("IIP") include mutual funds, stable value contracts, institutional annuities (primarily terminal funding cases) and mutual funds owned by institutional investors.

LIFE INSURANCE

Life Insurance sells a variety of life insurance products, including variable universal life, universal life, interest sensitive whole life, term life, and variable private placement life insurance ("PPLI") owned by corporations and high net worth individuals.

RETIREMENT PLANS

Retirement Plans provides products and services to corporations pursuant to
Section 401(k) and products and services to municipalities and not-for-profit organizations under Section 457 and 403(b) of the Internal Revenue Service Code of 1986 as amended ("the IRS Code").

MUTUAL FUNDS

Mutual Funds offers retail mutual funds, investment-only mutual funds and college savings plans under Section 529 of the Code (collectively referred to as non-proprietary) and proprietary mutual fund supporting the insurance products issued by The Hartford.

OTHER CATEGORY

The Company includes in an Other category its leveraged PPLI product line of business, corporate items not directly allocated to any of its reporting segments, intersegment eliminations, direct and assumed guaranteed minimum income benefit ("GMIB"), guaranteed minimum death benefit ("GMDB"), guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") which is subsequently ceded to an affiliated captive reinsurer, and certain group benefit products, including group life and group disability insurance that is directly written by the Company and for which nearly half is ceded to its parent, Hartford Life and Accident Insurance Company ("HLA").

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note 1. The Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. Each operating segment is allocated corporate surplus as needed to support its business.

The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Inter-segment revenues primarily occur between the Company's Other category and the reporting segments. These amounts primarily include interest income on allocated surplus and interest charges on excess separate account surplus. Consolidated net investment income is unaffected by such transactions.

The following tables represent summarized financial information concerning the Company's reporting segments.

                                                         AS OF DECEMBER 31,
                                                        2010             2009
--------------------------------------------------------------------------------
ASSETS
 Global Annuity                                        $122,962         $126,326
 Life Insurance                                          63,390           54,376
 Retirement Plans                                        34,153           28,180
 Mutual Funds                                               153              140
 Other                                                   11,094           12,298
                                                     ----------       ----------
                                       TOTAL ASSETS    $231,752         $221,320
                                                     ----------       ----------

                                          FOR THE YEARS ENDED DECEMBER 31,
                                         2010          2009          2008
--------------------------------------------------------------------------------
REVENUES BY PRODUCT LINE REVENUES
EARNED PREMIUMS, FEES, AND OTHER
 CONSIDERATIONS
 GLOBAL ANNUITY
  Individual variable annuity            $1,760        $1,589        $1,981
  Fixed / MVA and other annuity              18            17            (2)
  IIP                                        24           386           929
                                         ------       -------       -------
  Total Global Annuity                    1,802         1,992         2,908
 LIFE INSURANCE
  Variable life                             416           503           374
  Universal life                            367           362           376
  Term life                                  36            37            42
  PPLI                                      174           115           119
                                         ------       -------       -------
  Total Life Insurance                      993         1,017           911
 RETIREMENT PLANS
  401(k)                                    318           286           290
  Government plans                           41            38            48
                                         ------       -------       -------
  Total Retirement Plans                    359           324           338
 MUTUAL FUNDS
  Non-Proprietary                           519           437           553
  Proprietary                                61            --            --
                                         ------       -------       -------
  Total Mutual Funds                        580           437           553
 OTHER                                      332           330           397
                                         ------       -------       -------
  Total premiums, fees, and other
   considerations                         4,066         4,100         5,107
                                         ------       -------       -------
 Net investment income                    2,859         2,848         2,342
 Net realized capital losses               (944)         (876)       (5,763)
                                         ------       -------       -------
                         TOTAL REVENUES  $5,981        $6,072        $1,686
                                         ------       -------       -------
NET INCOME (LOSS) ATTRIBUTABLE TO
 HARTFORD LIFE INSURANCE COMPANY
 Global Annuity                            $231       $(2,620)      $(1,866)
 Life Insurance                             224            28           (22)
 Retirement Plans                            47          (222)         (157)
 Mutual Funds                               129            32            37
 Other                                      113           625        (1,546)
                                         ------       -------       -------
                TOTAL NET INCOME (LOSS)    $744       $(2,157)      $(3,554)
                                         ------       -------       -------
NET INVESTMENT INCOME (LOSS)
 Global Annuity                          $1,808        $1,929        $1,539
 Life Insurance                             485           317           313
 Retirement Plans                           364           315           342
 Mutual Funds                                (1)          (16)          (12)
 Other                                      203           303           160
                                         ------       -------       -------
            TOTAL NET INVESTMENT INCOME  $2,859        $2,848        $2,342
                                         ------       -------       -------
AMORTIZATION OF DEFERRED POLICY
 ACQUISITION AND PRESENT VALUE OF
 FUTURE PROFITS
 Global Annuity                             $15        $3,297        $1,268
 Life Insurance                             122           315           168
 Retirement Plans                            27            56            91
 Mutual Funds                                51            50            86
 Other                                       --            (2)           (3)
                                         ------       -------       -------
              TOTAL AMORTIZATION OF DAC    $215        $3,716        $1,610
                                         ------       -------       -------
INCOME TAX EXPENSE (BENEFIT)
 Global Annuity                             $23       $(1,604)      $(1,196)
 Life Insurance                             103           (27)          (35)
 Retirement Plans                            13          (143)         (133)
 Mutual Funds                                51            20            22
 Other                                       38           355          (838)
                                         ------       -------       -------
     TOTAL INCOME TAX EXPENSE (BENEFIT)    $228       $(1,399)      $(2,180)
                                         ------       -------       -------

3. FAIR VALUE MEASUREMENTS

The following financial instruments are carried at fair value in the Company's Condensed Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"), equity securities, trading, short-term investments, freestanding and embedded derivatives, separate account assets and certain other liabilities. The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, and 3).

Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S. Treasuries, money market funds, and exchange traded equity and derivative securities.

Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most debt securities and some preferred stocks are model priced by vendors using observable inputs and are classified within Level 2. Also included in the Level 2 category are exchange traded equity securities, derivative instruments that are priced using models with observable market inputs, including interest rate, foreign currency and certain credit default swap contracts and have no significant unobservable market inputs.

Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as and/or lower quality asset-backed securities ("ABS") and commercial mortgage-backed securities ("CMBS"), commercial real estate ("CRE") CDOs, residential mortgage-backed securities ("RMBS") primarily below-prime loans, and below investment grade private placement securities. Also included in Level 3 are guaranteed product embedded and reinsurance derivatives and other complex derivatives securities, including customized GMWB hedging derivatives, equity derivatives, longer dated derivatives, swaps with optionality, and certain complex credit derivatives and certain other liabilities. Because Level 3 fair values, by their nature, contain unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

                                                                                 DECEMBER 31, 2010
                                                                    QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                                  IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                                 FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                    TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                                 $2,068                $ --                  $1,660                  $408
 CDOs                                                 1,899                  --                      30                 1,869
 CMBS                                                 5,028                  --                   4,536                   492
 Corporate                                           26,915                  --                  25,429                 1,486
 Foreign government/government agencies               1,002                  --                     962                    40
 States, municipalities and political
  subdivisions ("Municipal")                          1,032                  --                     774                   258
 RMBS                                                 4,118                  --                   3,013                 1,105
 U.S. Treasuries                                      2,772                 248                   2,524                    --
                                                  ---------           ---------                --------              --------
Total fixed maturities                               44,834                 248                  38,928                 5,658
Fixed maturities, FVO                                   639                  --                     128                   511
Equity securities, trading                            2,279               2,279                      --                    --
Equity securities, AFS                                  340                 174                     119                    47
Derivative assets
 Credit derivatives                                     (11)                 --                     (19)                    8
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           857                  --                     857                    --
 Interest rate derivatives                              (99)                 --                     (63)                  (36)
 Variable annuity hedging derivatives and macro
  hedge program                                         704                   2                      33                   669
                                                  ---------           ---------                --------              --------
Total derivative assets (1)                           1,453                   2                     808                   643
Short-term investments                                3,489                 204                   3,285                    --
Reinsurance recoverable for U.S. GMWB and Japan
 GMWB, GMIB, and GMAB                                 2,002                  --                      --                 2,002
Separate account assets (2)                         153,713             116,703                  35,763                 1,247
                                                  ---------           ---------                --------              --------
   TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
                                 RECURRING BASIS   $208,749             119,610                  79,031                10,108
                                                  ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits payable
 Guaranteed living benefits                         $(4,258)               $ --                    $ --               $(4,258)
 Equity linked notes                                     (9)                 --                      --                    (9)
                                                  ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                             (4,267)                 --                      --                (4,267)
Derivative liabilities
 Credit derivatives                                    (401)                 --                     (49)                 (352)
 Equity derivatives                                       2                  --                      --                     2
 Foreign exchange derivatives                           (25)                 --                     (25)                   --
 Interest rate derivatives                              (59)                 --                     (42)                  (17)
 Variable annuity hedging derivatives and macro
  hedge program                                         126                  (2)                    (11)                  139
                                                  ---------           ---------                --------              --------
Total derivative liabilities (3)                       (357)                 (2)                   (127)                 (228)
Other liabilities                                       (37)                 --                      --                   (37)
Consumer notes (4)                                       (5)                 --                      --                    (5)
                                                  ---------           ---------                --------              --------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON
                               A RECURRING BASIS    $(4,666)                $(2)                  $(127)              $(4,537)
                                                  ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2010, $962 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) As of December 31, 2010 excludes approximately $6 billion of investment sales receivable that are not subject to fair value accounting.

(3) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(4) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

                                                                             DECEMBER 31, 2009
                                                                QUOTED PRICES            SIGNIFICANT           SIGNIFICANT
                                                              IN ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE
                                                             FOR IDENTICAL ASSETS           INPUTS                INPUTS
                                                TOTAL             (LEVEL 1)               (LEVEL 2)             (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Fixed maturities, AFS
 ABS                                             $1,903                $ --                  $1,406                  $497
 CDOs                                             2,165                  --                      56                 2,109
 CMBS                                             5,365                  --                   5,096                   269
 Corporate                                       23,667                  --                  18,428                 5,239
 Foreign government/government agencies             846                  --                     766                    80
 States, municipalities and political
  subdivisions ("Municipal")                        780                  --                     562                   218
 RMBS                                             3,336                  --                   2,341                   995
 U.S. Treasuries                                  2,341                 325                   2,016                    --
                                              ---------           ---------                --------              --------
Total fixed maturities, AFS                      40,403                 325                  30,671                 9,407
Equity securities, trading                        2,443               2,443                      --                    --
Equity securities, AFS                              419                 113                     274                    32
Other investments
 Variable annuity hedging derivatives and
  macro hedge program                               212                   8                      16                   188
 Other derivatives (1)                                8                  --                      (4)                   12
                                              ---------           ---------                --------              --------
Total other investments                             220                   8                      12                   200
Short-term investments                            5,128               3,785                   1,343                    --
Reinsurance recoverable for U.S. GMWB and
 Japan GMWB, GMIB, and GMAB                       1,108                  --                      --                 1,108
Separate account assets (3)                     147,418             112,863                  33,593                   962
                                              ---------           ---------                --------              --------
 TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE ON
                           A RECURRING BASIS   $197,139            $119,537                 $65,893               $11,709
                                              ---------           ---------                --------              --------
LIABILITIES ACCOUNTED FOR AT FAIR VALUE ON A
 RECURRING BASIS
Other policyholder funds and benefits
 payable
 Guaranteed living benefits                     $(3,439)               $ --                    $ --               $(3,439)
 Institutional notes                                 (2)                 --                      --                    (2)
 Equity linked notes                                (10)                 --                      --                   (10)
                                              ---------           ---------                --------              --------
Total other policyholder funds and benefits
 payable                                         (3,451)                 --                      --                (3,451)
Other liabilities (4)
 Variable annuity hedging derivatives and
  macro hedge program                               158                  (2)                   (178)                  338
Other derivative liabilities                        (45)                 --                     125                  (170)
                                              ---------           ---------                --------              --------
Total other liabilities                             113                  (2)                    (53)                  168
Consumer notes (5)                                   (5)                 --                      --                    (5)
                                              ---------           ---------                --------              --------
     TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
                  VALUE ON A RECURRING BASIS    $(3,343)                $(2)                   $(53)              $(3,288)
                                              ---------           ---------                --------              --------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2009, $104 was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. See footnote 3 below for derivative liabilities.

(2) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(3) As of December 31, 2009 excludes approximately $3 billion of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

AVAILABLE-FOR-SALE SECURITIES, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain either a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities. For the quarter ended September 30, 2010, the Company compared the results of the private placement pricing model to actual trades, as well as to third party broker quotes and determined that the pricing model results were consistent with market observable data for investment grade private placement securities. As a result, the Company reclassified investment grade private placement securities from Level 3 to Level 2. Below investment grade private placement securities remain classified as Level 3.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2010 and 2009, 97% and 96%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, and exchange traded futures and option contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets.
          - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

          - CORPORATES - Primary inputs also include observations of credit default swap curves related to the issuer.
          - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.
          - MUNICIPALS - Primary inputs also include Municipal Securities
          Rulemaking Board reported trades and material event notices, and issuer financial statements.
          - SHORT-TERM INVESTMENTS - Primary inputs also include material event notices and new issue money market rates.
          - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.
          - CREDIT DERIVATIVES -Significant inputs primarily include the swap yield curve and credit curves.
          - FOREIGN EXCHANGE DERIVATIVES - Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.
          - INTEREST RATE DERIVATIVES - Significant input is primarily the swap yield curve.
Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Certain long-dated securities are priced based on third party pricing services, including municipal securities and foreign government/government agencies, as well as bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations.
          Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:
          - CREDIT DERIVATIVES - Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.
          - EQUITY DERIVATIVES - Significant unobservable inputs may include equity volatility.
          - INTEREST RATE CONTRACTS - Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

PRODUCT DERIVATIVES

The Company currently offers certain variable annuity products with a guaranteed minimum withdrawal benefit ("GMWB") rider in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance, from HLIKK GMIB, GMWB and GMAB. As of October 1, 2009 the Company has subsequently ceded the GMWB and assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in theConsolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meet the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

U.S. GMWB CEDED REINSURANCE DERIVATIVE

The fair value of the U.S. GMWB reinsurance derivative is calculated as an aggregation of the components described in the Living Benefits Required to be Fair Valued discussion below and is modeled using significant unobservable policyholder behavior inputs, identical to those used in calculating the underlying liability, such as lapses, fund selection, resets and withdrawal utilization and risk margins.

During 2009, the Company entered into a reinsurance arrangement with an affiliated captive reinsurer to transfer a portion of its risk of loss associated with direct US GMWB and assumed HLIKK GMIB, GMWB, and GMAB. This arrangement is recognized as a derivative and carried at fair value in reinsurance recoverables. Changes in the fair value of the reinsurance agreement are reported in net realized capital gains and losses. Please see Note 16 for more information on this transaction.

ADOPTION OF FAIR VALUE ACCOUNTING

The impact on January 1, 2008 of adopting fair value measurement guidance for guaranteed benefits and the related reinsurance was a reduction to net income of $311, after the effects of DAC amortization and income taxes.

The adoption of fair value accounting resulted in lower variable annuity fee income for new business issued as Attributed Fees increased consistent with incorporating additional risk margins and other indicia of "exit value" in the valuation of the embedded derivative. The level of Attributed Fees for new business each quarter also depends on the level of equity index volatility, as well as other factors, including interest rates. As equity index volatility increased, interest rates have declined and fees ascribed to new business cohorts issued have risen to levels above the rider fee for most products. The extent of any excess of Attributed Fee over rider fee will vary by product.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds but also have investments in fixed maturity and equity securities. The separate account investments are valued in the same manner, and using the same pricing sources and inputs, as the fixed maturity, equity security, and short-term investments of the Company.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Fair values for GMWB and guaranteed minimum accumulation benefit ("GMAB") contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates and equity indices. On a weekly basis, the blend of implied equity index volatilities are updated. The Company continually monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). As a result of sustained volatility in the Company's credit default spreads, during 2009 the Company changed its estimate of the Credit Standing Adjustment to incorporate a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the year ended December 30, 2010, 2009 and 2008, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $(8), $(263) and $10, respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for a total pre-tax realized gains (losses) of approximately $45, $231, and $470 for the year ended December, 31, 2010, 2009 and 2008, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $31, $481 and $(355) for the year ended December 31, 2010, 2009 and 2008, respectively.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the twelve months ending December 31, 2010, 2009 and 2008, for the financial instruments classified as Level 3.

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2010 TO DECEMBER 31, 2010

                                                                  TOTAL
                                                           REALIZED/UNREALIZED
                                                              GAINS (LOSSES)
                                  FAIR VALUE                   INCLUDED IN:                 PURCHASES,
                                     AS OF              NET                                 ISSUANCES,
                                  JANUARY 1,          INCOME                                    AND
                                     2010            (1)(2)(8)              OCI (3)         SETTLEMENTS
---------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $497             $(16)                   $71             $(59)
 CDO                                  2,109             (124)                   467             (187)
 CMBS                                   269              (98)                   327             (157)
 Corporate                            5,239              (10)                   193              (66)
 Foreign govt./govt. agencies            80               --                      1               (8)
 Municipal                              218                1                     24               19
 RMBS                                   995              (38)                   228             (129)
                                    -------            -----                 ------            -----
 Total fixed maturities, AFS          9,407             (285)                 1,311             (587)
Fixed maturities, FVO                    --               74                     --              (10)
Equity securities, AFS                   32               (3)                     7               11
Derivatives
 Credit derivatives                    (161)             104                     --                3
 Equity derivatives                      (2)               6                     --               --
 Interest rate derivatives                5               (3)                    --              (44)
 Variable annuity hedging
  derivatives and macro hedge
  program                               526             (415)                    --              701
 Total derivatives (5)                  368             (308)                    --              660
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                 1,108              182                    260              452
Separate accounts (6)                   962              142                     --              314
                                    -------            -----                 ------            -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                               $(3,439)           $(259)                 $(307)           $(253)
 Institutional notes                     (2)               2                     --               --
 Equity linked notes                    (10)              --                     --                1
                                    -------            -----                 ------            -----
 Total other policyholder
  funds and benefits payable
  (1)                                (3,451)            (257)                  (307)            (252)
Other derivative liabilities
Other liabilities                        --              (26)                    --               --
Consumer notes                           (5)              --                     --               --
                                    -------            -----                 ------            -----

                                                                                         CHANGES IN UNREALIZED
                                                                                        GAINS (LOSSES) INCLUDED
                                                                                        IN NET INCOME RELATED TO
                                                                       FAIR VALUE        FINANCIAL INSTRUMENTS
                                  TRANSFERS          TRANSFERS            AS OF              STILL HELD AT
                                    IN TO             OUT OF          DECEMBER 31,            DECEMBER 31,
                                 LEVEL 3 (4)        LEVEL 3 (4)           2010                  2010 (2)
-----------------------------  ----------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $40              $(125)              $408                   $(6)
 CDO                                    42               (438)             1,869                  (130)
 CMBS                                  267               (116)               492                   (58)
 Corporate                             800             (4,670)             1,486                   (20)
 Foreign govt./govt. agencies           --                (33)                40                    --
 Municipal                              --                 (4)               258                    --
 RMBS                                  102                (53)             1,105                   (35)
                                    ------            -------            -------                 -----
 Total fixed maturities, AFS         1,251             (5,439)             5,658                  (249)
Fixed maturities, FVO                  447                 --                511                    71
Equity securities, AFS                  --                 --                 47                    (3)
Derivatives
 Credit derivatives                   (290)                --               (344)                  103
 Equity derivatives                     --                 --                  4                     6
 Interest rate derivatives              --                (11)               (53)                  (23)
 Variable annuity hedging
  derivatives and macro hedge
  program                               --                 (4)               808                  (382)
 Total derivatives (5)                (290)               (15)               415                  (296)
Reinsurance recoverable for
 U.S.
 GMWB and Japan GMWB, GMIB,
 and GMAB (1),(7),(9)                   --                 --              2,002                   182
Separate accounts (6)                   14               (185)             1,247                    20
                                    ------            -------            -------                 -----
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits
  (8)                                    $                  $            $(4,258)                $(259)
 Institutional notes                    --                 --                 --                     2
 Equity linked notes                    --                 --                 (9)                   --
                                    ------            -------            -------                 -----
 Total other policyholder
  funds and benefits payable
  (1)                                   --                 --             (4,267)                 (257)
Other derivative liabilities
Other liabilities                      (11)                --                (37)                   --
Consumer notes                          --                 --                 (5)                   --
                                    ------            -------            -------                 -----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for less than $1, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the reclassification of investment grade private placement securities, changes in the availability of market observable information, the re-evaluation of the observability of pricing inputs and the election of fair value option for investments containing an embedded credit derivative. Transfers in also include the consolidation of additional VIEs due to the adoption of new accounting guidance on January 1, 2010.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $1.7 billion related to a transaction entered into with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2009 TO DECEMBER 31, 2009

                                                                   TOTAL
                                                            REALIZED/UNREALIZED
                                                               GAINS (LOSSES)
                                  FAIR VALUE                    INCLUDED IN:                   PURCHASES,
                                     AS OF               NET                                   ISSUANCES,
                                  JANUARY 1,           INCOME                                     AND
                                     2009             (1)(2)(8)               OCI (3)         SETTLEMENTS
------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                   $429               $(39)                  $148              $(21)
 CDO                                  1,981               (426)                   720              (118)
 CMBS                                   263               (170)                   196               (53)
 Corporate                            4,421                (56)                   723               552
 Foreign govt./govt. agencies            74                 --                     --                19
 Municipal                              155                 --                      4                29
 RMBS                                 1,419               (344)                   136              (174)
                                    -------            -------                 ------            ------
 Total fixed maturities, AFS          8,742             (1,035)                 1,927               234
Equity securities, AFS                   59                 (1)                     8                (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                      2,774             (1,643)                    --              (605)
  Other freestanding
   derivatives                         (234)                73                     (4)               16
                                    -------            -------                 ------            ------
 Total freestanding
  derivatives                         2,540             (1,570)                    (4)             (589)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)           1,302             (1,565)                   (51)            1,422
Separate accounts (6)                   786                (65)                    --               344
                                    -------            -------                 ------            ------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits         $(9,206)            $5,833                   $174             $(240)
 Institutional notes                    (41)                39                     --                --
 Equity linked notes                     (8)                (2)                    --                --
                                    -------            -------                 ------            ------
Total other policyholder
 funds and benefits payable
 (1)                                 (9,255)             5,870                    174              (240)
Consumer notes                           (5)                --                     --                --
                                    -------            -------                 ------            ------

                                                                     CHANGES IN UNREALIZED
                                                                    GAINS (LOSSES) INCLUDED
                                                                   IN NET INCOME RELATED TO
                                                   FAIR VALUE        FINANCIAL INSTRUMENTS
                                TRANSFERS IN          AS OF              STILL HELD AT
                                AND/OR (OUT)      DECEMBER 31,           DECEMBER 31,
                               OF LEVEL 3 (4)         2009                   2009
-----------------------------  -------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities, AFS
 ABS                                 $(20)              $497                   $(29)
 CDO                                  (48)             2,109                   (382)
 CMBS                                  33                269                    (37)
 Corporate                           (401)             5,239                    (45)
 Foreign govt./govt. agencies         (13)                80                     --
 Municipal                             30                218                     --
 RMBS                                 (42)               995                   (220)
                                    -----            -------                -------
 Total fixed maturities, AFS         (461)             9,407                   (713)
Equity securities, AFS                (33)                32                     (1)
 Derivatives (5)
  Variable annuity hedging
   derivatives and macro
   hedge program                       --                526                 (1,170)
  Other freestanding
   derivatives                         (9)              (158)                   129
                                    -----            -------                -------
 Total freestanding
  derivatives                          (9)               368                 (1,041)
Reinsurance recoverable for
 U.S. GMWB and Japan GMWB,
 GMIB, and GMAB (1),(7),(9)            --              1,108                 (1,565)
Separate accounts (6)                (103)               962                    (38)
                                    -----            -------                -------
LIABILITIES
Other policyholder funds and
 benefits payable (1)
 Guaranteed living benefits          $ --            $(3,439)                $5,833
 Institutional notes                   --                 (2)                    39
 Equity linked notes                   --                (10)                    (2)
                                    -----            -------                -------
Total other policyholder
 funds and benefits payable
 (1)                                   --             (3,451)                 5,870
Consumer notes                         --                 (5)                    --
                                    -----            -------                -------

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these columns are reported in net realized capital gains (losses) except for $3, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information and re-evaluation of the observability of pricing inputs primarily for certain long-dated corporate bonds and preferred stocks.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

(7) Includes fair value of reinsurance recoverables of approximately $761 related to a transaction entered into on October 1, 2009 with an affiliated captive reinsurer. Please see Note 16 Transactions with Affiliates for more information.

(8) Includes both market and non-market impacts in deriving realized and unrealized gains (losses)

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative

ROLL-FORWARD OF FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) FOR THE TWELVE MONTHS FROM JANUARY 1, 2008 TO DECEMBER 31, 2008

                                                                         TOTAL
                                                                  REALIZED/UNREALIZED
                                                                    GAINS (LOSSES)
                                       FAIR VALUE                    INCLUDED IN:                    PURCHASES,
                                          AS OF                    NET                               ISSUANCES,
                                       JANUARY 1,                INCOME                                  AND
                                          2008                (1),(2),(11)          OCI (3)          SETTLEMENTS
------------------------------------------------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                         $13,558                   $(659)           $(3,382)              $526
Equity securities, AFS                       563                       1                (27)                 3
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                    673                   2,096                 --                  5
 Other freestanding
  derivatives                               (303)                   (316)                16                271
                                         -------                 -------            -------            -------
 Total freestanding
  derivatives                                370                   1,780                 16                276
 Reinsurance recoverable
  (1),(2),(9)                                238                     962                 --                102
 Separate accounts (6)                       701                    (204)                --                (26)
                                         -------                 -------            -------            -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)                  643                   3,374                 --             (1,353)
                                         -------                 -------            -------            -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits               $(1,692)                $(7,019)             $(248)             $(247)
 Institutional notes                         (24)                    (17)                --                 --
 Equity linked notes                         (21)                     13                 --                 --
                                         -------                 -------            -------            -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                     (1,737)                 (7,023)              (248)              (247)
 Consumer notes                               (5)                      5                 --                 (5)
                                         -------                 -------            -------            -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)              $(552)                  $(631)              $ --            $(1,377)
                                         -------                 -------            -------            -------

                                                                                 CHANGES IN UNREALIZED
                                                                                GAINS (LOSSES) INCLUDED
                                                                                 IN NET INCOME RELATED
                                 TRANSFERS IN             FAIR VALUE            TO FINANCIAL INSTRUMENTS
                                    AND/OR                   AS OF                   STILL HELD AT
                                   (OUT) OF              DECEMBER 31,                 DECEMBER 31,
                                  LEVEL 3 (4)                2008                       2008 (2)
-----------------------------  -------------------------------------------------------------------------------
ASSET (LIABILITY)
ASSETS
Fixed maturities                    $(1,301)                 $8,742                       $(515)
Equity securities, AFS                 (481)                     59                          (2)
Freestanding derivatives (4)
 Variable annuity hedging
  derivatives and macro hedge
  program                                --                   2,774                       1,995
 Other freestanding
  derivatives                            98                    (234)                       (225)
                                    -------                 -------                     -------
 Total freestanding
  derivatives                            98                   2,540                       1,770
 Reinsurance recoverable
  (1),(2),(9)                            --                   1,302                         962
 Separate accounts (6)                  315                     786                         (73)
                                    -------                 -------                     -------
SUPPLEMENTAL ASSET
 INFORMATION
 Total freestanding
  derivatives used to hedge
  U.S. GMWB including those
  in Levels 1, 2 and 3 (10)              --                   2,664                       3,374
                                    -------                 -------                     -------
LIABILITIES
Other policyholder funds and
 benefits payable (2)
Guaranteed living benefits             $ --                 $(9,206)                    $(7,019)
 Institutional notes                     --                     (41)                        (17)
 Equity linked notes                     --                      (8)                         13
                                    -------                 -------                     -------
 Total other policyholder
  funds and benefits payable
  accounted for at fair value
  (2)                                    --                  (9,255)                     (7,023)
 Consumer notes                          --                      (5)                          5
                                    -------                 -------                     -------
SUPPLEMENTAL INFORMATION
Net U.S. GMWB (Embedded
 derivatives, freestanding
 derivatives including those
 in Levels 1, 2 and 3 and
 reinsurance recoverable) (8)          $ --                 $(2,560)                      $(631)
                                    -------                 -------                     -------

(1) The January 1, 2008 fair value of $238 includes the pre fair value amount of $128 and transitional adjustment of $110.

(2) The Company classifies all the gains and losses on GMWB reinsurance derivatives and GMWB embedded derivatives and reinsured GMWB, GMIB and GMAB free standing derivatives as unrealized gains/losses for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains/ losses for these derivatives and embedded derivatives.

(3) All amounts in these columns are reported in net realized capital gains/losses, except for $6 for the twelve months ending December 31, 2009, which is reported in benefits, losses and loss adjustment expenses. All amounts are before income taxes and amortization of DAC.

(4) The freestanding derivatives, excluding reinsurance derivatives instruments, are reported in this table on a net basis for asset/(liability) positions and reported on the Consolidated Balance Sheet in other investments and other liabilities.

(5)  All amounts are before income taxes and amortization of DAC.

(6) The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities which results in a net zero impact on net income for the Company.

(7) Transfers in and/or (out) of Level 3 are attributable to a change in the availability of market observable information for individual securities within respective categories.

(8) The net loss on U.S. GMWB since January 1, 2008 was primarily related to liability model assumption updates for mortality in the first quarter and market-based hedge ineffectiveness in the third and fourth quarters due to extremely volatile capital markets, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

(9) During July 2008, the Company reinsured, with a third party, U.S. GMWB risks associated with approximately $7.8 billion of account value sold between 2003 and 2006. The reinsurance agreement is an 80% quota-share agreement. The third party's financial strength is rated A+ by A.M. Best, AA- by Standard and Poor's and Aa2 by Moody's. The reinsurance agreement will be accounted for as a freestanding derivative.

(10) The "Purchases, issuances, and settlements' primarily relates to the receipt of cash on futures and option contracts classified as Level 1 and interest rate, currency and credit default swaps classified as Level 2.

(11) Includes both market and non-market impacts in deriving rlealized and unrealized gains (losses)

FAIR VALUE OPTION

The Company elected the fair value option for its investments containing an embedded credit derivative which were not bifurcated as a result of adoption of new accounting guidance effective July 1, 2010. The underlying credit risk of these securities is primarily corporate bonds and commercial real estate. The Company elected the fair value option given the complexity of bifurcating the economic components associated with the embedded credit derivative. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

The Company previously elected the fair value option for one of its consolidated VIEs in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that references third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there has been no adjustment to the market value of the notes for the Company's own credit risk. Electing the fair value option for the VIE resulted in lowering other liabilities with an offsetting impact to the cumulative effect adjustment to Retained Earnings of $232, representing the difference between the fair value and outstanding principal of the notes as of January 1, 2010.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                          FOR THE YEAR ENDED
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $(5)
  Corporate                                                         (7)
  CRE CDOs                                                          79
OTHER LIABILITIES
 Credit-linked notes                                               (26)
                                                                 -----
                TOTAL REALIZED CAPITAL GAINS (LOSSES)              $41
                                                                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                                                                 AS OF
                                                           DECEMBER 31, 2010
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                                              $64
  CRE CDOs                                                         260
  Corporate                                                        251
  Foreign government                                                64
                                                                 -----
 Total fixed maturities, FVO                                      $639
                                                                 -----
OTHER LIABILITIES
 Credit-linked notes (1)                                           $37
                                                                 -----

(1) As of December 31, 2010, the outstanding principal balance of the notes was $243. Also not included in the table above was $250 of derivative instruments in the Company's Consolidated Balance Sheets.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2010 and 2009 were as follows:

                                                                  DECEMBER 31, 2010                    DECEMBER 31, 2009
                                                              CARRYING               FAIR          CARRYING               FAIR
                                                               AMOUNT                VALUE          AMOUNT                VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                                    $2,128               $2,164          $2,120               $2,252
 Mortgage loans                                                   3,244                3,272           4,304                3,645
                                                              ---------            ---------       ---------            ---------
LIABILITIES
 Other policyholder funds and benefits payable (1)              $10,824              $11,050         $11,919              $12,101
 Consumer notes (2)                                                 377                  392           1,131                1,194
                                                              ---------            ---------       ---------            ---------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities since December 31, 2009.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

SIGNIFICANT INVESTMENT ACCOUNTING POLICIES

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2010, 2009 and 2008 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security. If the Company's best estimate of expected future cash flows increases, the security's yield is prospectively adjusted higher. Conversely, if the Company's best estimate of expected future cash flows worsens, the securities are reviewed for potential additional impairments.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/ or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on contractually obligated payments and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, loan-to-value ("LTV") ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's original effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. For commercial loans, a valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectable and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is not probable that the Company will receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, and the change in value of derivatives in certain fair-value hedge relationships. Impairments are recognized as net realized capital losses in accordance with the Company's impairment policy previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses, as well as one-time items.

NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. For limited partnerships and other alternative investments, the equity method of accounting is used to recognize the Company's share of earnings. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2010, 2009 and 2008.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

SIGNIFICANT DERIVATIVE INSTRUMENTS ACCOUNTING POLICIES

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral held, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single level entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

NET INVESTMENT INCOME (LOSS)

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                      2009           2008
--------------------------------------------------------------------------------
Fixed maturities                       $1,977         $2,094         $2,458
Equity securities, AFS                     14             43             65
Mortgage loans                            199            232            251
Policy loans                              129            136            136
Limited partnerships and other            121           (171)          (224)
 alternative investments
Other investments                         253            242            (33)
Investment expenses                       (72)           (71)           (65)
                                     --------       --------       --------
     TOTAL SECURITIES AFS AND OTHER     2,621          2,505          2,588
Equity securities, trading                238            343           (246)
                                     --------       --------       --------
        TOTAL NET INVESTMENT INCOME    $2,859         $2,848         $2,342
                                     --------       --------       --------

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2010, 2009 and 2008, was $160, $276 and $(250), respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL LOSSES

                                                      2010
                                                  (BEFORE-TAX)
                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                                     2009           2008
--------------------------------------------------------------------------------
Gross gains on sales                    $486           $364            $383
Gross losses on sales                   (336)          (828)           (398)
Net OTTI losses recognized in           (336)        (1,192)         (1,888)
 earnings
Valuation allowances on mortgage        (108)          (292)            (13)
 loans
Japanese fixed annuity contract           27             47              64
 hedges, net (1)
Periodic net coupon settlements on        (3)           (33)            (34)
 credit derivatives/Japan
Fair value measurement transition         --             --            (798)
 impact
Results of variable annuity hedge
 program
 GMWB derivatives, net                   113          1,505            (687)
 Macro hedge program                    (584)          (895)             74
                                     -------       --------       ---------
Total results of variable annuity       (471)           610            (613)
 hedge program
GMIB/GMAB/GMWB reinsurance assumed      (769)         1,106          (1,986)
Coinsurance and modified                 284           (577)             --
 coinsurance ceded reinsurance
 contracts
Other, net (2)                           282            (81)           (480)
                                     -------       --------       ---------
        NET REALIZED CAPITAL LOSSES    $(944)         $(876)        $(5,763)
                                     -------       --------       ---------

(1) Relates to derivative hedging instruments, excluding periodic net coupon settlements, and is net of the Japanese fixed annuity product liability adjustment for changes in the dollar/yen exchange spot rate.

(2) Primarily consists of losses on Japan 3Win related foreign currency swaps, changes in fair value on non-qualifying derivatives and fixed maturities, FVO, and other investment gains and losses.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                      2010            2009           2008
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                        $27,739         $27,809        $9,366
 Gross gains                              413             495           291
 Gross losses                            (299)           (830)         (472)
Equity securities, AFS
 Sale proceeds                           $171            $162          $126
 Gross gains                               12               2            11
 Gross losses                              (4)            (27)          (21)
                                    ---------       ---------       -------

Sales of AFS securities were the result of the Company's repositioning of its investment portfolio throughout 2010.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2010 and 2009.

                                                FOR THE YEARS ENDED
                                                   DECEMBER 31,
                                          2010                      2009
--------------------------------------------------------------------------------
Balance as of beginning of period         $(1,632)                     $ --
Credit impairments remaining in                --                      (941)
 retained earnings related to
 adoption of new accounting
 guidance in April 2009
Additions for credit impairments
 recognized on (1):
 Securities not previously                   (181)                     (690)
  impaired
 Securities previously impaired              (122)                     (201)
Reductions for credit impairments
 previously recognized on:
 Securities that matured or were              314                       196
  sold during the period
 Securities that the Company                   --                         1
  intends to sell or more likely
  than not will be required to
  sell before recovery
 Securities due to an increase in              23                         3
  expected cash flows
                                        ---------                 ---------
      BALANCE AS OF END OF PERIOD         $(1,598)                  $(1,632)
                                        ---------                 ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                        DECEMBER 31, 2010
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------------------------------------------------------------------------------------------------------------
ABS                                  $2,395                    $29                   $(356)            $2,068              $(1)
CDOs                                  2,278                     --                    (379)             1,899              (59)
CMBS                                  5,283                    146                    (401)             5,028              (15)
Corporate (2)                        25,934                  1,545                    (538)            26,915                6
Foreign govt./govt. agencies            963                     48                      (9)             1,002               --
Municipal                             1,149                      7                    (124)             1,032               --
RMBS                                  4,450                     79                    (411)             4,118             (113)
U.S. Treasuries                       2,871                     11                    (110)             2,772               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        45,323                  1,865                  (2,328)            44,834             (182)
Equity securities, AFS                  320                     61                     (41)               340               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $45,643                 $1,926                 $(2,369)           $45,174            $(182)
                                    -------                 ------                 -------            -------            -----

                                                                        DECEMBER 31, 2009
                                    COST OR                 GROSS                   GROSS                                NON-
                                   AMORTIZED              UNREALIZED             UNREALIZED            FAIR             CREDIT
                                     COST                   GAINS                  LOSSES              VALUE           OTTI (1)
-----------------------------  ----------------------------------------------------------------------------------------------------
ABS                                  $2,344                    $31                   $(472)            $1,903             $(26)
CDOs                                  3,158                     19                  (1,012)             2,165             (123)
CMBS                                  6,844                     76                  (1,555)             5,365               (8)
Corporate (2)                        23,621                    985                    (939)            23,667              (11)
Foreign govt./govt. agencies            824                     35                     (13)               846               --
Municipal                               971                      3                    (194)               780               --
RMBS                                  3,965                     68                    (697)             3,336             (166)
U.S. Treasuries                       2,557                      5                    (221)             2,341               --
                                    -------                 ------                 -------            -------            -----
  TOTAL FIXED MATURITIES, AFS        44,284                  1,222                  (5,103)            40,403             (334)
Equity securities, AFS                  447                     38                     (66)               419               --
                                    -------                 ------                 -------            -------            -----
         TOTAL AFS SECURITIES       $44,731                 $1,260                 $(5,169)           $40,822            $(334)
                                    -------                 ------                 -------            -------            -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2010 and 2009.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                                DECEMBER 31, 2010
                                    AMORTIZED COST               FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
One year or less                          $1,042                     $1,063
Over one year through five
 years                                    10,674                     11,102
Over five years through ten
 years                                     7,674                      8,014
Over ten years                            11,527                     11,542
                                       ---------                  ---------
 Subtotal                                 30,917                     31,721
Mortgage-backed and
 asset-backed securities                  14,406                     13,113
                                       ---------                  ---------
                          TOTAL          $45,323                    $44,834
                                       ---------                  ---------

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2010, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Berkshire Hathaway Inc. and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets. As of December 31, 2009, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. Other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were JP Morgan Chase & Co., Bank of America Corporation and Wells Fargo & Co. which each comprised less than 0.6% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2010 were commercial real estate, U.S. Treasuries and financial services which comprised approximately 15%, 10% and 9%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2009 were commercial real estate, basic industry and financial services, which comprised approximately 18%, 13% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                  DECEMBER 31, 2010
                                               LESS THAN 12 MONTHS
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $237              $226             $(11)
CDOs                                   316               288              (28)
CMBS                                   374               355              (19)
Corporate (1)                        3,726             3,591             (130)
Foreign govt./govt. agencies           250               246               (4)
Municipal                              415               399              (16)
RMBS                                 1,187             1,155              (32)
U.S. Treasuries                      1,142             1,073              (69)
                                    ------            ------            -----
       TOTAL FIXED MATURITIES        7,647             7,333             (309)
Equity securities                       18                17               (1)
                                    ------            ------            -----
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $7,665            $7,350            $(310)
                                    ------            ------            -----

                                                   DECEMBER 31, 2010
                                                 12 MONTHS OR MORE
                                   AMORTIZED            FAIR           UNREALIZED
                                     COST              VALUE             LOSSES
-----------------------------  ----------------------------------------------------------
ABS                                  $1,226              $881             $(345)
CDOs                                  1,934             1,583              (351)
CMBS                                  2,532             2,150              (382)
Corporate (1)                         2,777             2,348              (408)
Foreign govt./govt. agencies             40                35                (5)
Municipal                               575               467              (108)
RMBS                                  1,379             1,000              (379)
U.S. Treasuries                         158               117               (41)
                                    -------            ------            ------
       TOTAL FIXED MATURITIES        10,621             8,581            (2,019)
Equity securities                       148               108               (40)
                                    -------            ------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $10,769            $8,689            $(2,059)
                                    -------            ------            ------

                                                 DECEMBER 31, 2010
                                                       TOTAL
                                   AMORTIZED            FAIR            UNREALIZED
                                     COST               VALUE             LOSSES
-----------------------------  ------------------------------------------------------
ABS                                  $1,463             $1,107             $(356)
CDOs                                  2,250              1,871              (379)
CMBS                                  2,906              2,505              (401)
Corporate (1)                         6,503              5,939              (538)
Foreign govt./govt. agencies            290                281                (9)
Municipal                               990                866              (124)
RMBS                                  2,566              2,155              (411)
U.S. Treasuries                       1,300              1,190              (110)
                                    -------            -------            ------
       TOTAL FIXED MATURITIES        18,268             15,914            (2,328)
Equity securities                       166                125               (41)
                                    -------            -------            ------
       TOTAL SECURITIES IN AN
              UNREALIZED LOSS       $18,434            $16,039            $(2,369)
                                    -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

                                                  DECEMBER 31, 2009
                                               LESS THAN 12 MONTHS
                                   COST OR
                                  AMORTIZED            FAIR          UNREALIZED
                                     COST             VALUE            LOSSES
---------------------------------------------------------------------------------------
ABS                                   $278              $230             $(48)
CDOs                                   990               845             (145)
CMBS                                 1,207             1,016             (191)
Corporate                            3,434             3,207             (227)
Foreign govt./govt. agencies           316               307               (9)
Municipal                              119               113               (6)
RMBS                                   664               600              (64)
U.S. Treasuries                      1,573             1,534              (39)
                                    ------            ------            -----
  TOTAL FIXED MATURITIES, AFS        8,581             7,852             (729)
Equity securities. AFS                  65                49              (16)
                                    ------            ------            -----
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $8,646            $7,901            $(745)
                                    ------            ------            -----

                                                  DECEMBER 31, 2009
                                                  12 MONTHS OR MORE
                                    COST OR
                                   AMORTIZED            FAIR             UNREALIZED
                                     COST               VALUE              LOSSES
-----------------------------  --------------------------------------------------------
ABS                                  $1,364               $940              $(424)
CDOs                                  2,158              1,291               (867)
CMBS                                  4,001              2,637             (1,364)
Corporate                             4,403              3,691               (712)
Foreign govt./govt. agencies             30                 26                 (4)
Municipal                               791                603               (188)
RMBS                                  1,688              1,055               (633)
U.S. Treasuries                         628                446               (182)
                                    -------            -------            -------
  TOTAL FIXED MATURITIES, AFS        15,063             10,689             (4,374)
Equity securities. AFS                  246                196                (50)
                                    -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS       $15,309            $10,885            $(4,424)
                                    -------            -------            -------

                                                     DECEMBER 31, 2009
                                                             TOTAL
                                         COST OR
                                        AMORTIZED            FAIR             UNREALIZED
                                          COST               VALUE              LOSSES
-----------------------------  -------------------------------------------------------------
ABS                                       $1,642             $1,170              $(472)
CDOs                                       3,148              2,136             (1,012)
CMBS                                       5,208              3,653             (1,555)
Corporate                                  7,837              6,898               (939)
Foreign govt./govt. agencies                 346                333                (13)
Municipal                                    910                716               (194)
RMBS                                       2,352              1,655               (697)
U.S. Treasuries                            2,201              1,980               (221)
                                         -------            -------            -------
  TOTAL FIXED MATURITIES, AFS             23,644             18,541             (5,103)
Equity securities. AFS                       311                245                (66)
                                         -------            -------            -------
   TOTAL AFS SECURITIES IN AN
              UNREALIZED LOSS            $23,955            $18,786            $(5,169)
                                         -------            -------            -------

As of December 31, 2010, AFS securities in an unrealized loss position, comprised of 1,585 securities, primarily related to CMBS, CDOs and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2010, 72% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2010 was primarily attributable to a decline in interest rates and, to a lesser extent, credit spread tightening.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                      DECEMBER 31, 2010
                                   AMORTIZED              VALUATION              CARRYING
                                    COST (1)              ALLOWANCE               VALUE
----------------------------------------------------------------------------------------------
Commercial                              3,306                  (62)                  3,244
                                   ----------              -------              ----------
         TOTAL MORTGAGE LOANS          $3,306                 $(62)                 $3,244
                                   ----------              -------              ----------

                                                       DECEMBER 31, 2009
                                   AMORTIZED               VALUATION               CARRYING
                                    COST (1)               ALLOWANCE                VALUE
-----------------------------  -----------------------------------------------------------------
Commercial                             $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------
         TOTAL MORTGAGE LOANS          $4,564                  $(260)                 $4,304
                                   ----------              ---------              ----------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2010, the carrying value of mortgage loans associated with the valuation allowance was $613. Included in the table above, are mortgage loans held-for-sale with a carrying value and valuation allowance of $64 and $4, respectively, as of December 31, 2010, and $161 and $79, respectively, as of December 31, 2009. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets as of December 31, 2010.

The following table presents the activity within the Company's valuation allowance for mortgage loans.

                                         FOR THE YEARS ENDED DECEMBER 31,
                                     2010           2009              2008
--------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1              $ (260)         $ (13)            $ --
Additions                              (108)          (292)             (13)
Deductions                              306             45               --
                                   --------       --------            -----
BALANCE AS OF DECEMBER 31              $(62)         $(260)            $(13)
                                   --------       --------            -----

For the year ended December 31, 2010, deductions of $306 had a carrying value at time of sale of $575 primarily related to sales of B-Note participants and mezzanine loans. Additions of $108 primarily related to anticipated, and since executed, B-Note participant and mezzanine loan sales, as well as additions for expected credit losses due to borrower financial difficulty and/or collateral value deterioration.

The current weighted average LTV ratio of the Company's commercial mortgage loan portfolio was approximately 75% as of December 31, 2010. At origination, the weighted-average LTV ratio was approximately 63% as of December 31, 2010. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was approximately 2.07x as of December 31, 2010. The Company did not hold any commercial mortgage loans greater than 60 days past due.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY
                               DECEMBER 31, 2010

                                                            AVG. DEBT-SERVICE
                                       CARRYING VALUE         COVERAGE RATIO
--------------------------------------------------------------------------------
LOAN-TO-VALUE
Greater than 80%                              $961                 1.67x
65% -- 80%                                   1,366                 2.11x
Less than 65%                                  917                 2.44x
                                          --------                ------
   TOTAL COMMERCIAL MORTGAGE LOANS          $3,244                 2.07X
                                          --------                ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
East North Central                                   $51                     1.6%                $76                     1.8%
Middle Atlantic                                      344                    10.6%                592                    13.8%
Mountain                                              49                     1.5%                 51                     1.2%
New England                                          188                     5.8%                368                     8.6%
Pacific                                              898                    27.7%              1,102                    25.5%
South Atlantic                                       679                    20.9%                615                    14.3%
West North Central                                    19                     0.6%                 22                     0.5%
West South Central                                   117                     3.6%                172                     4.0%
Other (1)                                            899                    27.7%              1,306                    30.3%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                       DECEMBER 31, 2010                           DECEMBER 31, 2009
                                                CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                 VALUE                    TOTAL              VALUE                    TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                       $177                     5.5%               $366                     8.5%
 Industrial                                          833                    25.7%                784                    18.2%
 Lodging                                             123                     3.8%                329                     7.6%
 Multifamily                                         479                    14.8%                582                    13.5%
 Office                                              796                    24.5%              1,387                    32.3%
 Retail                                              556                    17.1%                602                    14.0%
 Other                                               280                     8.6%                254                     5.9%
                                                --------                 -------            --------                 -------
                     TOTAL MORTGAGE LOANS         $3,244                   100.0%             $4,304                   100.0%
                                                --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment. As a result of accounting guidance adopted on January 1, 2010, certain CDO VIEs were consolidated in 2010 and are included in the following table, while in prior periods they were reported in the Non-Consolidated VIEs table further below. For further information on the adoption, see Note 1.

                                                DECEMBER 31, 2010
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
----------------------------------------------------------------------------------------
CDOs (3)                          $729                   $416                   $265
Limited partnerships                14                      6                      8
Other investments (3)               --                     --                     --
                              --------               --------               --------
                   TOTAL          $743                   $422                   $273
                              --------               --------               --------

                                                DECEMBER 31, 2009
                                                                            MAXIMUM
                               TOTAL                  TOTAL                 EXPOSURE
                               ASSETS            LIABILITIES (1)          TO LOSS (2)
------------------------  --------------------------------------------------------------
CDOs (3)                          $226                    $47                   $181
Limited partnerships                31                     13                     18
Other investments (3)               75                     40                     32
                              --------               --------               --------
                   TOTAL          $332                   $100                   $231
                              --------               --------               --------

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS, and fixed maturities, FVO, in the Company's Consolidated Balance Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Limited partnerships represent a hedge fund for which the Company holds a majority interest in the fund as an investment. Other investments represent an investment trust for which the Company has a controlling financial interest as it provides investment management services, earns a fee for those services and also holds investments in the securities issued by the trusts. During 2010, the Company liquidated this investment trust.

NON-CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to significant VIEs for which the Company is not the primary beneficiary. The Company has no implied or unfunded commitments to these VIEs.

                                 DECEMBER 31, 2010                                           DECEMBER 31, 2009
                                                           MAXIMUM                                                      MAXIMUM
                                                           EXPOSURE                                                     EXPOSURE
                  ASSETS            LIABILITIES            TO LOSS           ASSETS             LIABILITIES             TO LOSS
------------------------------------------------------------------------------------------------------------------------------------
CDOs (1)           $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------
       TOTAL       $ --                 $ --                 $ --              $239                 $ --                   $248
                   ----                 ----                 ----            ------                 ----                 ------

(1) Maximum exposure to loss represents the Company's investment in securities issued by CDOs at cost.

In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Condensed Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2010 is limited to the total carrying value of $838. In addition, the Company has outstanding commitments totaling approximately $354, to fund limited partnership and other alternative investments as of December 31, 2010. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2010, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $81.6 billion and $68.7 billion as of December 31, 2010 and 2009, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $15.6 billion and $15.6 billion as of December 31, 2010 and 2009, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $927, $(437) and $(155) for the periods ended December 31, 2010, 2009 and 2008, respectively. Aggregate net income (loss) of the limited partnerships in which the Company invested totaled $9.7 billion, $(6.9) billion and $(17.2) billion for the periods ended December 31, 2010, 2009 and 2008, respectively. As of, and for the period ended, December 31, 2010, the aggregated summarized financial data reflects the latest available financial information.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would otherwise be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

CASH FLOW HEDGES

INTEREST RATE SWAPS

Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. These derivatives are predominantly used to better match cash receipts from assets with cash disbursements required to fund liabilities.

The Company also enters into forward starting swap agreements to hedge the interest rate exposure related to the purchase of fixed-rate securities. These derivatives are primarily structured to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to minimize cash flow fluctuations due to changes in currency rates.

FORWARD RATE AGREEMENTS

Forward rate agreements may be used to convert interest receipts on floating-rate securities to fixed rates. These derivatives are used to lock in the forward interest rate curve and reduce income volatility that results from changes in interest rates. As of December 31, 2010, the Company does not have any forward rate agreements.

FAIR VALUE HEDGES

INTEREST RATE SWAPS

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates.

FOREIGN CURRENCY SWAPS

Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

INTEREST RATE SWAPS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009, the notional amount of interest rate swaps in offsetting relationships was $4.7 billion and $4.5 billion, respectively.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, The Company offered certain variable annuity products with a GMIB rider through an affiliate, HLIKK, in Japan. The GMIB rider is reinsured to a wholly-owned U.S. subsidiary, which invests in U.S. dollar denominated assets to support the liability. The U.S. subsidiary entered into pay U.S. dollar, receive yen forward contracts to hedge the currency and interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, The Company offered a yen denominated fixed annuity product through HLIKK and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE VARIABLE ANNUITY HEDGING INSTRUMENTS

The Company enters into foreign currency forward and option contracts to hedge the foreign currency risk associated with certain Japanese variable annuity liabilities reinsured from HLIKK. Foreign currency risk may arise for some segments of the business where assets backing the liabilities are denominated in U.S. dollars while the liabilities are denominated in yen. Foreign currency risk may also arise when certain variable annuity policyholder accounts are invested in various currencies while the related GMDB and GMIB guarantees are effectively yen-denominated.

CREDIT DERIVATIVES THAT PURCHASE CREDIT PROTECTION

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. These contracts require the Company to pay a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract.

CREDIT DERIVATIVES THAT ASSUME CREDIT RISK

Credit default swaps are used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts entitle the Company to receive a periodic fee in exchange for an obligation to compensate the derivative counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk due to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities.

CREDIT DERIVATIVES IN OFFSETTING POSITIONS

The Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company offers certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives.

GMWB PRODUCT DERIVATIVES

The Company offers certain variable annuity products with a GMWB rider in the U.S. and formerly in the U.K. and Japan. The GMWB is a bifurcated embedded derivative that provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contractholder election or after the passage of time. The notional value of the embedded derivative is the GRB.

GMWB REINSURANCE CONTRACTS

The Company has entered into reinsurance arrangements to offset a portion of its risk exposure to the GMWB for the remaining lives of covered variable annuity contracts. Reinsurance contracts covering GMWB are accounted for as free-standing derivatives. The notional amount of the reinsurance contracts is the GRB amount.

GMWB HEDGING INSTRUMENTS

The Company enters into derivative contracts to partially hedge exposure associated with a portion of the GMWB liabilities that are not reinsured. These derivative contracts include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index.

The following table represents notional and fair value for GMWB hedging instruments.

                                                      NOTIONAL AMOUNT                                 FAIR VALUE
                                          DECEMBER 31,              DECEMBER 31,         DECEMBER 31,             DECEMBER 31,
                                              2010                      2009                 2010                     2009
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                              $10,113                   $10,838               $209                     $234
Equity swaps, options, and futures              4,943                     2,994                391                        9
Interest rate swaps and futures                 2,800                     1,735               (133)                    (191)
                                            ---------                 ---------             ------                   ------
                                TOTAL         $17,856                   $15,567               $467                      $52
                                            ---------                 ---------             ------                   ------

MACRO HEDGE PROGRAM

The Company utilizes equity options, equity futures contracts, currency forwards, and currency options to partially hedge against a decline in the equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from guaranteed minimum death benefit ("GMDB"), GMIB and GMWB obligations.

The following table represents notional and fair value for the macro hedge program.

                                                  NOTIONAL AMOUNT                                   FAIR VALUE
                                      DECEMBER 31,              DECEMBER 31,          DECEMBER 31,               DECEMBER 31,
                                          2010                      2009                  2010                       2009
---------------------------------------------------------------------------------------------------------------------------------
Equity options and futures                $14,500                   $25,373                $205                       $296
Currency forward contracts                  3,232                        --                  93                         --
Cross-currency equity options               1,000                        --                   3                         --
Long currency options                       3,075                     1,000                  67                         22
Short currency options                      2,221                     1,075                  (5)                        --
                                        ---------                 ---------              ------                     ------
                            TOTAL         $24,028                   $27,448                $363                       $318
                                        ---------                 ---------              ------                     ------

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 "Transactions with Affiliates".

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2009, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 "Transactions with Affiliates".

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.

                                                                     NET DERIVATIVES
                                             NOTIONAL AMOUNT                           FAIR VALUE
                                        DEC. 31,        DEC. 31,            DEC. 31,                DEC. 31,
                                          2010            2009                2010                    2009
-----------------------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                       $7,652          $8,729               $144                     $53
 Forward rate agreements                       --           3,000                 --                      --
 Foreign currency swaps                       255             301                 --                      (4)
                                        ---------       ---------            -------                 -------
                TOTAL CASH FLOW HEDGES      7,907          12,030                144                      49
                                        ---------       ---------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                        1,079           1,744                (47)                    (21)
 Foreign currency swaps                       677             696                (12)                     (9)
                                        ---------       ---------            -------                 -------
               TOTAL FAIR VALUE HEDGES      1,756           2,440                (59)                    (30)
                                        ---------       ---------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                               5,490           5,511               (255)                    (79)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards          196             227                (14)                    (11)
 Japan 3Win foreign currency swaps          2,285           2,514                177                     (19)
 Japanese fixed annuity hedging
  instruments                               2,119           2,271                608                     316
 Japanese variable annuity hedging
  instruments                               1,720             257                 73                      (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                         1,730           1,887                 (5)                    (34)
 Credit derivatives that assume credit
  risk (1)                                  2,035             902               (376)                   (176)
 Credit derivatives in offsetting
  positions                                 5,175           3,591                (57)                    (52)
 EQUITY CONTRACTS
 Equity index swaps and options               188             221                (10)                    (16)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)              42,278          46,906             (1,625)                 (1,991)
 GMWB reinsurance contracts                 8,767          10,301                280                     347
 GMWB hedging instruments                  17,856          15,567                467                      52
 Macro hedge program                       24,028          27,448                363                     318
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                21,423          19,618             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                    51,934          49,545              1,722                     761
                                        ---------       ---------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES    187,224         186,766             (1,285)                 (2,040)
                                        ---------       ---------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale        $441            $170               $(26)                    $(8)
 Other investments                         51,633          18,049              1,453                     220
 Other liabilities                         20,318          56,524               (357)                    113
 Consumer notes                                39              64                 (5)                     (5)
 Reinsurance recoverables                  58,834          58,380              2,002                   1,108
 Other policyholder funds and benefits
  payable                                  65,622          68,049             (4,267)                 (3,449)
                                        ---------       ---------            -------                 -------
                     TOTAL DERIVATIVES   $196,887        $201,236            $(1,200)                $(2,021)
                                        ---------       ---------            -------                 -------

                                                   ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                                                      FAIR VALUE                                FAIR VALUE
                                            DEC. 31,               DEC. 31,          DEC. 31,                DEC. 31,
                                              2010                   2009              2010                    2009
--------------------------------------  ----------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                           $182                   $201               $(38)                  $(148)
 Forward rate agreements                         18                     --                (18)                     --
 Foreign currency swaps                          --                     21                 --                     (25)
                                             ------                 ------            -------                 -------
                TOTAL CASH FLOW HEDGES          200                    222                (56)                   (173)
                                             ------                 ------            -------                 -------
FAIR VALUE HEDGES
 Interest rate swaps                              4                     16                (51)                    (37)
 Foreign currency swaps                          71                     53                (83)                    (62)
                                             ------                 ------            -------                 -------
               TOTAL FAIR VALUE HEDGES           75                     69               (134)                    (99)
                                             ------                 ------            -------                 -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and futures                                   121                    157               (376)                   (236)
 FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards             --                     --                (14)                    (11)
 Japan 3Win foreign currency swaps              177                     35                 --                     (54)
 Japanese fixed annuity hedging
  instruments                                   608                    319                 --                      (3)
 Japanese variable annuity hedging
  instruments                                    74                     --                 (1)                     (8)
 CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                              18                     36                (23)                    (70)
 Credit derivatives that assume credit
  risk (1)                                        7                      2               (383)                   (178)
 Credit derivatives in offsetting
  positions                                      60                    114               (117)                   (166)
 EQUITY CONTRACTS
 Equity index swaps and options                   5                      3                (15)                    (19)
 VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives (2)                    --                     --             (1,625)                 (1,991)
 GMWB reinsurance contracts                     280                    347                 --                      --
 GMWB hedging instruments                       647                    264               (180)                   (212)
 Macro hedge program                            372                    558                 (9)                   (240)
 OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                                      --                     --             (2,633)                 (1,448)
 Coinsurance and modified coinsurance
  reinsurance contracts                       2,342                  1,226               (620)                   (465)
                                             ------                 ------            -------                 -------
       TOTAL NON-QUALIFYING STRATEGIES        4,711                  3,061             (5,996)                 (5,101)
                                             ------                 ------            -------                 -------
    TOTAL CASH FLOW HEDGES, FAIR VALUE
 HEDGES, AND NON-QUALIFYING STRATEGIES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------
BALANCE SHEET LOCATION
 Fixed maturities, available-for-sale          $ --                   $ --               $(26)                    $(8)
 Other investments                            2,021                    270               (568)                    (50)
 Other liabilities                              343                  1,509               (700)                 (1,396)
 Consumer notes                                  --                     --                 (5)                     (5)
 Reinsurance recoverables                     2,622                  1,573               (620)                   (465)
 Other policyholder funds and benefits
  payable                                        --                     --             (4,267)                 (3,449)
                                             ------                 ------            -------                 -------
                     TOTAL DERIVATIVES       $4,986                 $3,352            $(6,186)                $(5,373)
                                             ------                 ------            -------                 -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net decrease in notional amount of derivatives since December 31, 2009, was primarily due to the following:

- The GMWB product derivative notional declined $4.6 billion primarily as a result of policyholder lapses and withdrawals partially offset by an increase in the equity market. This decrease was partially offset by an increase in notional of the coinsurance and modified coinsurance reinsurance contracts.

- The notional amount related to the macro hedge program declined $3.4 billion primarily due to the expiration of certain equity index options during the first quarter.

- The Company terminated $3 billion notional of forward rate agreements as a result of the sale of the hedged variable rate securities. The $3 billion notional was comprised of a series of one month forward contracts that were hedging the variability of cash flows related to coupon payments on $250 of variable rate securities for consecutive monthly periods during 2010.

- The GMAB, GMWB, and GMIB reinsurance contract notional increased $1.8 billion due to the appreciation of the Japanese yen in comparison to the U.S. dollar.

- The notional amount related to interest rate swaps that qualify for cash flow hedge accounting, which are used to convert interest receipts on floating-rate fixed maturity securities to fixed rates, declined $1.2 billion due to swap maturities.

- The notional amount related to credit derivatives in offsetting positions increased by $1.6 billion primarily due to purchases and terminations during the year of credit derivatives that were purchasing credit protection.

- The notional amount related to credit derivatives that assume credit risk increased by $1.1 billion as a result of the Company adding $509 notional which reference to a standard market basket of corporate issuers to manage credit spread duration, $274 notional related to the bifurcation of certain embedded credit derivatives as a result of new accounting guidance, and $342 related to the consolidation of a VIE as a result of new accounting guidance. For further discussion of the new accounting guidance on embedded credit derivatives and VIEs adopted during 2010, see Adoption of New Accounting Standards in Note 1.

CHANGE IN FAIR VALUE

The change in the total fair value of derivative instruments since December 31, 2009, was primarily related to the following:

- The increase in the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of purchases of equity options, liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The increase in fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps is primarily due to the U.S. dollar weakening in comparison to the Japanese yen, partially offset by a decrease in fair value of the Japan 3 Win foreign currency swaps due to a decrease in long-term U.S. interest rates.

- Under an internal reinsurance agreement with an affiliate, the increase in fair value associated with the GMAB, GMWB, and GMIB reinsurance along with a portion of the GMWB related derivatives are ceded to the affiliated reinsurer and result in an offsetting decrease in fair value of the coinsurance and modified coinsurance reinsurance contracts.

- The fair value related to credit derivatives that assume credit risk primarily decreased as a result of the Company adopting new accounting guidance related to the consolidation of VIEs; see Adoption of New Accounting Standards in Note 1. As a result of this new guidance, the Company has consolidated a Company sponsored CDO that included credit default swaps with a notional amount of $342 and a fair value of $(250) as of December 31, 2010. These swaps reference a basket of corporate issuers.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         NET REALIZED CAPITAL GAINS (LOSSES)
                                      GAIN (LOSS) RECOGNIZED IN OCI                              RECOGNIZED IN INCOME
                                    ON DERIVATIVE (EFFECTIVE PORTION)                    ON DERIVATIVE (INEFFECTIVE PORTION)
                         2010                     2009                 2008       2010                  2009               2008
------------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps            $232                $(357)               $648            $2                $1                $7
Foreign currency swaps            3                 (177)                193            (1)               75                 1
                             ------              -------              ------          ----              ----                --
                  TOTAL        $235                $(534)               $841            $1               $76                $8
                             ------              -------              ------          ----              ----                --

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                       GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                         INTO INCOME (EFFECTIVE PORTION)
                                                                                     2010             2009             2008
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                         Net realized capital gains (losses)        $5              $ --              $34
Interest rate swaps                                Net investment income (loss)        56                28              (20)
Foreign currency swaps                      Net realized capital gains (losses)        (7)             (115)             (60)
Foreign currency swaps                             Net investment income (loss)        --                 2                1
                                                                                     ----            ------            -----
                                                                         TOTAL        $54              $(85)            $(45)
                                                                                     ----            ------            -----

As of December 31, 2010, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $76. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. The maximum term over which the Company is hedging its exposure to the variability of future cash flows (for forecasted transactions, excluding interest payments on existing variable-rate financial instruments) is three years.

During the year ended December 31, 2010, the Company had less than $1 of net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring. For the years ended December 31, 2009 and 2008, the Company had before-tax gains of $1 and $198, respectively, related to net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                              GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                        2010      HEDGED                           2009      HEDGED
                                          DERIVATIVE               ITEM              DERIVATIVE               ITEM
------------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)          $(44)                 $38                   $72                  $(68)
 Benefits, losses and lo0ss adjustment
  expenses                                      (1)                   3                   (37)                   40
Foreign currency swaps
 Net realized capital gains (losses)             8                   (8)                   51                   (51)
 Benefits, losses and loss adjustment
  expenses                                     (12)                  12                     2                    (2)
                                             -----                 ----                 -----                 -----
                                 TOTAL        $(49)                 $45                   $88                  $(81)
                                             -----                 ----                 -----                 -----

                                             GAIN(LOSS) RECOGNIZED IN INCOME (1)
                                                               2008       HEDGED
                                                DERIVATIVE                 ITEM
--------------------------------------  ---------------------------------------------
Interest rate swaps
 Net realized capital gains (losses)                $(140)                  $132
 Benefits, losses and lo0ss adjustment
  expenses                                             25                    (18)
Foreign currency swaps
 Net realized capital gains (losses)                 (124)                   124
 Benefits, losses and loss adjustment
  expenses                                             42                    (42)
                                                  -------                 ------
                                 TOTAL              $(197)                  $196
                                                  -------                 ------

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains or losses. The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES
       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                  DECEMBER 31,
                                       2010          2009           2008
--------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
 Interest rate swaps, caps, floors,
  and forwards                           $14            $32              $3
FOREIGN EXCHANGE CONTRACTS
 Foreign currency swaps and forwards      (3)           (37)             27
 Japan 3Win foreign currency swaps
  (1)                                    215            (22)             --
 Japanese fixed annuity hedging
  instruments (2)                        385            (12)            487
 Japanese variable annuity hedging
  instruments                            102            (17)             40
CREDIT CONTRACTS
 Credit derivatives that purchase
  credit protection                      (17)          (379)            211
 Credit derivatives that assume
  credit risk                            157            137            (412)
EQUITY CONTRACTS
 Equity index swaps and options            5             (3)            (23)
VARIABLE ANNUITY HEDGE PROGRAM
 GMWB product derivatives                510          4,727          (5,760)
 GMWB reinsurance contracts             (102)          (988)          1,073
 GMWB hedging instruments               (295)        (2,234)          3,374
 Macro hedge program                    (584)          (895)             74
OTHER
 GMAB, GMWB, and GMIB reinsurance
  contracts                             (769)         1,106          (2,158)
 Coinsurance and modified
  coinsurance reinsurance contracts      284           (577)             --
                                      ------       --------       ---------
                               TOTAL    $(98)          $838         $(3,064)
                                      ------       --------       ---------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(273) and $64 for the years ended December 31, 2010 and 2009, respectively. There were no Japan 3Win foreign currency swaps as of December 31, 2008.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $(332), $67, and $450 for the years ended December 31, 2010, 2009 and 2008, respectively. In addition, included are gains of $1 for the year ended December 31, 2010 related to Japan FVO fixed maturity securities. There were no Japan FVO fixed maturity securities as of December 31, 2009 and December 31, 2008.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the macro hedge program is primarily due to a higher equity market valuation, time decay, and lower implied market volatility, partially offset by gains due to the strengthening of the Japanese yen.

- The net gain on the Japanese fixed annuity hedging instruments is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps is primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk is primarily due to credit spreads tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

- The gain on Japan variable annuity hedges was primarily driven by the appreciation of Japanese yen in comparison to the euro.

For the year ended December 31, 2009, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The gain related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates given favorable trends in policyholder experience, the relative outperformance of the underlying actively managed funds as compared to their respective indices, and the impact of the Company's own credit standing. Additional net gains on GMWB related derivatives include lower implied market volatility and a general increase in long-term interest rates, partially offset by rising equity markets. For more information on the policyholder behavior and liability model assumption updates, refer to Note 3.

- The net gain on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to an increase in interest rates, an increase in the Japan equity markets, a decline in Japan equity market volatility, and liability model assumption updates for credit standing.

- The net loss on the macro hedge program was primarily the result of a higher equity market valuation and the impact of trading activity.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net gain on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 "Transactions with Affiliates" for more information on this transaction.

For the year ended December 31, 2008, the net realized capital loss related to derivatives used in non-qualifying strategies was primarily due to the following:

- The loss related to the net GMWB product, reinsurance, and hedging derivatives was primarily due to liability model assumption updates and market-based hedge ineffectiveness due to extremely volatile capital markets and the relative underperformance of the underlying actively managed funds as compared to their respective indices, partially offset by gains in the fourth quarter related to liability model assumption updates for lapse rates.

- The net loss on derivatives associated with GMAB, GMWB, and GMIB product reinsurance contracts was primarily due to a decrease in Japan equity markets, a decrease in Japan interest rates, an increase in Japan equity market volatility, and the implementation of FAS 157.

In addition, for the year ended December 31, 2008, the Company has incurred losses of $39 on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

Refer to Note 10 for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include trades ranging from baskets of up to five corporate issuers to standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                 WEIGHTED
                                                                  AVERAGE
                                  NOTIONAL      FAIR             YEARS TO
                                 AMOUNT (2)     VALUE            MATURITY
-------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk             $1,038         $(6)              3 years
  exposure
 Below investment grade risk          151          (6)              3 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              2,064          (7)              4 years
  exposure
 Investment grade risk                352         (32)              6 years
  exposure
 Below investment grade risk          667        (334)              4 years
  exposure
Embedded credit derivatives
 Investment grade risk                 25          25               4 years
  exposure
 Below investment grade risk          325         286               6 years
  exposure
                                   ------       -----              --------
                        TOTAL      $4,622        $(74)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/             A+
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit             BB-
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A-
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Embedded credit derivatives
 Investment grade risk         Corporate Credit             BBB-
  exposure
 Below investment grade risk   Corporate Credit              BB
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL        OFFSETTING
                                  AMOUNT (3)     FAIR VALUE (3)
-----------------------------  --------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $945            $(36)
  exposure
 Below investment grade risk           135             (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk               1,155              (7)
  exposure
 Investment grade risk                 352              32
  exposure
 Below investment grade risk
  exposure
Embedded credit derivatives
 Investment grade risk                  --              --
  exposure
 Below investment grade risk            --              --
  exposure
                                    ------            ----
                        TOTAL       $2,587            $(22)
                                    ------            ----

                            AS OF DECEMBER 31, 2009

                                                                WEIGHTED
                                                                 AVERAGE
                                  NOTIONAL      FAIR            YEARS TO
                                 AMOUNT (2)     VALUE           MATURITY
-----------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk               $755          $4             4 years
  exposure
 Below investment grade risk          114          (4)            4 years
  exposure
Basket credit default swaps
 (4)
 Investment grade risk              1,276         (57)            4 years
  exposure
 Investment grade risk                352         (91)            7 years
  exposure
 Below investment grade risk          125         (98)            5 years
  exposure
Credit linked notes
 Investment grade risk                 76          73             2 years
  exposure
                                   ------       -----            --------
                        TOTAL      $2,698       $(173)
                                   ------       -----

                                        UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                          AVERAGE
                                                           CREDIT
                                     TYPE                  RATING
-----------------------------  ---------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk         Corporate Credit/            AA-
  exposure                       Foreign Gov.
 Below investment grade risk   Corporate Credit              B+
  exposure
Basket credit default swaps
 (4)
 Investment grade risk         Corporate Credit             BBB+
  exposure
 Investment grade risk            CMBS Credit                A
  exposure
 Below investment grade risk   Corporate Credit             BBB+
  exposure
Credit linked notes
 Investment grade risk         Corporate Credit             BBB+
  exposure
                               -----------------           ------
                        TOTAL

                                  OFFSETTING
                                   NOTIONAL         OFFSETTING
                                  AMOUNT (3)      FAIR VALUE (3)
-----------------------------  ----------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                $742             $(43)
  exposure
 Below investment grade risk            75              (11)
  exposure
Basket credit default swaps
 (4)
 Investment grade risk                 626              (11)
  exposure
 Investment grade risk                 352               91
  exposure
 Below investment grade risk            --               --
  exposure
Credit linked notes
 Investment grade risk                  --               --
  exposure
                                    ------             ----
                        TOTAL       $1,795              $26
                                    ------             ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.6 billion and $1.6 billion as of December 31, 2010 and 2009, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. Also includes $467 and $175 as of December 31, 2010 and 2009, respectively, of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged having a fair value of $544 and $667, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of loaned securities and derivative instruments collateral pledged.

                                   DECEMBER 31, 2010         DECEMBER 31, 2009
----------------------------------------------------------------------------------
Fixed maturities, AFS                      $544                      $712
Short-term investments                       --                        14
                                         ------                    ------
      TOTAL COLLATERAL PLEDGED             $544                      $726
                                         ------                    ------

As of December 31, 2010 and 2009, the Company had accepted collateral with a fair value of $1.4 billion and $906, respectively, of which $1.1 billion and $833, respectively, was derivative cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with a corresponding liability recorded. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2010 and 2009, noncash collateral accepted was held in separate custodial accounts and were not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2010 and 2009, the fair value of securities on deposit was approximately $14.

5. REINSURANCE

ACCOUNTING POLICY

The Company cedes a share of the risks it has underwritten to other insurance companies through reinsurance treaties in order to limit its maximum losses and to diversify its exposures and provide surplus relief. Such transfers do not relieve the Company of its primary liability under policies it wrote and, as such, failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions have been met.

Premiums and benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums, ceded to reinsurers applicable to the unexpired terms of the reinsurance contracts. Reinsurance recoverables include balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by The Company. As of December 31, 2010 and 2009, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2010, 2009, and 2008 the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

RESULTS

Insurance recoveries on ceded reinsurance contracts, which reduce death and other benefits, were $324, $450, and $465 for the years ended December 31, 2010, 2009, and 2008, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $129, $178, and $148 in 2010, 2009, and 2008, respectively, and accident and health premium of $205, $232, and $236, respectively, to HLA. Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI. Under this transaction, the Company ceded $56 and $62 in 2010 and 2009, respectively. Refer to Note 16, Transactions with Affiliates for further information.

Net fee income, earned premiums and other were comprised of the following:

                                        FOR THE YEARS ENDED DECEMBER 31,
                                       2010           2009           2008
--------------------------------------------------------------------------------
Gross fee income, earned premiums
 and other                             $4,756         $4,890         $5,741
Reinsurance assumed                        69             70             48
Reinsurance ceded                        (759)          (860)          (682)
                                     --------       --------       --------
NET FEE INCOME, EARNED PREMIUMS AND
                              OTHER    $4,066         $4,100         $5,107
                                     --------       --------       --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

ACCOUNTING POLICY

The Company capitalizes acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance contracts. The Company's deferred policy acquisition cost ("DAC") asset, which includes the present value of future profits, related to most universal life-type contracts (including variable annuities) is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets, such as, sales inducement assets ("SIA") and unearned revenue reserves ("URR"). Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and hedging costs.

Prior to the second quarter of 2009, the Company determined EGPs using the mean derived from stochastic scenarios that had been calibrated to the estimated separate account return. The Company also completed a comprehensive assumption study, in the third quarter of each year and revised best estimate assumptions used to estimate future gross profits when the EGPs in the Company's models fell outside of an independently determined reasonable range of EGPs. The Company also considered, on a quarterly basis, other qualitative factors such as product, regulatory and policyholder behavior trends and would also revise EGPs if those trends were expected to be significant.

Beginning with the second quarter of 2009, the Company now determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter and through a consideration of recent market returns, the Company will "unlock" or adjust projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This DAC Unlock, for future separate account returns, is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including: the update of current account values; the use of the RTM estimation technique; or policyholder behavior assumptions, are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect current best estimate assumptions. The Company must also test the aggregate recoverability of DAC and SIA by comparing the existing DAC and SIA balance to the present value of future EGPs.

Effective October 1, 2009, HLAI entered into a modified coinsurance and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and associated GMDB and GMWB riders written or reinsured by HLAI. This transaction resulted in a DAC Unlock of $2.0 billion, pre-tax and $1.3 billion, after-tax. See Note 16 Transactions with Affiliates for further information on the transaction.

RESULTS

Changes in the DAC balance are as follows:

                                       2010           2009           2008
--------------------------------------------------------------------------------
BALANCE, JANUARY 1                    $ 5,779        $ 9,944        $ 8,601
Deferred costs                            521            674          1,258
Amortization -- DAC                      (381)          (813)          (499)
Amortization -- Unlock, pre-tax (1)       166         (2,905)        (1,111)
Amortization -- DAC from
 Discontinued operations                  (17)           (11)           (10)
Adjustments to unrealized gains and
 losses on securities
 available-for-sale and other (2)      (1,120)        (1,080)         1,747
Effect of currency translation            (10)            24            (42)
Cumulative effect of accounting
 change, pre-tax (3)                       11            (54)            --
                                     --------       --------       --------
BALANCE, DECEMBER 31                   $4,949         $5,779         $9,944
                                     --------       --------       --------

(1) The most significant contributors to the Unlock benefit recorded during the twelve months ended December 31, 2010 were actual separate account returns being above our aggregated estimated return and the impacts of assumption updates.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2009 were $2.0 billion related to reinsurance of a block of in-force and prospective U.S. variable annuities and the associated GMDB and GMWB riders with an affiliated captive reinsurer, as well as actual separate account returns being significantly below our aggregated estimated return for the first quarter of 2009, partially offset by actual returns being greater than our aggregated estimated return for the period from April 1, 2009 to December 31, 2009. Also included in the unlock was $(49) related to DAC recoverability impairment associated with the decision to suspend sales in the U.K. variable annuity business.

     The most significant contributors to the Unlock amount recorded during the twelve months ended December 31, 2008 were actual separate account returns significantly below our aggregated estimated return. Furthermore, the Company reduced its 20 year projected separate account return assumption from 7.8% to 7.2% in the U.S. Retirement Plans reduced its estimate of future fees as plans met contractual size limits ("breakpoints"), causing a lower fee schedule to apply, and the Company increased its assumption for future deposits by existing plan participants.

(2) The most significant contributor to the adjustments was the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI. Other includes a $34 decrease as a result of the disposition of DAC from the sale of the Hartford Investments Canada Corporation.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

     For the year ended December 31, 2009 the effect of adopting new accounting guidance for investments other- than- temporarily impaired resulted in an increase to retained earnings and, as a result, a DAC charge. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses increased upon adoption of the new accounting guidance.

Estimated future net amortization expense of present value of future profits for the succeeding five years is $19, $18, $17, $16, and $16 in 2011, 2012, 2013,
2014, and 2015, respectively.

7. GOODWILL

ACCOUNTING POLICY

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate a triggering event for a potential impairment has occurred. The goodwill impairment test follows a two step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. This allocation is similar to a purchase price allocation performed in purchase accounting. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss shall be recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs including cash flow calculations, price to earnings multiples, the level of The Hartford's share price and assumptions that market participants would make in valuing the reporting unit. Other assumptions include levels of economic capital, future business growth, earnings projections, assets under management and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause the reporting unit's fair value to decrease.

RESULTS

The following table shows the Company's carrying amount of goodwill allocated to reporting segments as of December 31, 2010 and December 31, 2009.

                                        DECEMBER 31, 2010
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
----------------------------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

                                        DECEMBER 31, 2009
                                           ACCUMULATED           CARRYING
                         GROSS             IMPAIRMENTS            VALUE
-------------------  -------------------------------------------------------
 Global Annuity            $184                $(184)               $ --
 Life Insurance             224                   --                 224
 Retirement Plans            87                   --                  87
 Mutual Funds               159                   --                 159
                         ------              -------              ------
     TOTAL GOODWILL        $654                $(184)               $470
                         ------              -------              ------

The Company completed its annual goodwill assessment for the individual reporting units as of January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit within Life Insurance. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower that it's carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the implied purchase accounting required by the step two goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the implied purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

The Company completed its annual goodwill assessment for the individual reporting units of the Company as of January 1, 2009 and concluded that the fair value of each reporting unit for which goodwill had been allocated was in excess of the respective reporting unit's carrying value (the first step of the goodwill impairment test).

However, as noted above, goodwill is reassessed at an interim date if certain circumstances occur which would cause the entity to conclude that it was more likely than not that the carrying value of one or more of its reporting units would be in excess of the respective reporting unit's fair value. As a result of the continued decline in the equity markets from January 1, 2009, rating agency downgrades, and a decline in The Hartford's share price, the Company concluded, during the first quarter of 2009, that the conditions had been met to warrant an interim goodwill impairment test. In performing step one of the impairment test, the fair value of the Retirement Plans and Mutual Funds reporting units was determined to be in excess of their carrying value. For the Individual Life reporting unit within Life Insurance, the fair value was not in excess of the carrying value and the step two impairment analysis was required to be performed. The fair value in step two of the goodwill impairment analysis for the Individual Life reporting unit was determined to be in excess of its carrying value.

The Company's interim goodwill impairment test performed in connection with the preparation of its year end 2008 financial statements resulted in a pre-tax impairment charge of $184 in the U.S. Individual Annuity reporting unit within Global Annuity. The impairment charge taken in 2008 was primarily due to the Company's estimate of the U.S. Individual Annuity reporting unit's fair value falling significantly below its book value. The fair value of this reporting unit declined as the statutory and capital risks associated with the death and living benefit guarantees sold with products offered by this reporting unit increased. These concerns had a comparable impact on The Hartford's share price. The determination of fair value for the U.S Individual Annuity reporting unit incorporated multiple inputs including discounted cash flow calculations, market participant assumptions and The Hartford's share price.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

ACCOUNTING POLICY

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESULTS

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2010         $ 1,304               $ 76
Incurred                                            286                 39
Paid                                               (350)                --
Unlock                                             (125)                (2)
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2010        $1,115               $113
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2010                                          $ 802               $ 22
Incurred                                            125                  8
Paid                                               (177)                --
Unlock                                              (64)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2010                                          $686                $30
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2009           $ 882              $ 40
Incurred                                            378                41
Unlock                                              547                (5)
Paid                                               (503)               --
                                               --------              ----
LIABILITY BALANCE AS OF DECEMBER 31, 2009        $1,304               $76
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2009                                          $ 595              $ 16
Incurred                                            183                 6
Paid                                               (255)               --
Unlock                                              279                --
                                               --------              ----
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2009                                          $802               $22
                                               --------              ----

During 2010, 2009 and 2008, there were no gains or losses on transfers of assets from the general account to the separate account.

The following table provides details concerning GMDB and GMIB exposure as of December 31, 2010:

 BREAKDOWN OF VARIABLE ANNUITY ACCOUNT VALUE BY GMDB TYPE AT DECEMBER 31, 2010

                                                                              RETAINED
                                            ACCOUNT       NET AMOUNT         NET AMOUNT        WEIGHTED AVERAGE
                                             VALUE          AT RISK           AT RISK            ATTAINED AGE
                                            ("AV")        ("NAR") (9)       ("RNAR") (9)         OF ANNUITANT
------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)
MAV only                                      $25,546         $5,526              $433                68
 With 5% rollup (2)                             1,752            472                34                68
 With Earnings Protection Benefit Rider
  (EPB) (3)                                     6,524            883                21                64
 With 5% rollup & EPB                             724            157                 6                67
                                          -----------      ---------          --------                --
 Total MAV                                     34,546          7,038               494
Asset Protection Benefit (APB) (4)             27,840          2,703               525                65
Lifetime Income Benefit (LIB) -- Death
 Benefit (5)                                    1,319             88                26                63
Reset (6) (5-7 years)                           3,699            243               126                68
Return of Premium ("ROP") (7) /Other           23,427            674               190                65
                                          -----------      ---------          --------                --
                  SUBTOTAL U.S. GMDB (8)     $ 90,831       $ 10,746           $ 1,361                66
 Less: General Account Value with U.S.
  GMDB                                          6,865
                                          -----------
   SUBTOTAL SEPARATE ACCOUNT LIABILITIES
                               WITH GMDB       83,966
 Separate Account Liabilities without
  U.S. GMDB                                    75,776
                                          -----------
      TOTAL SEPARATE ACCOUNT LIABILITIES     $159,742
                                          -----------
JAPAN GMDB (10), (11)                         $17,911         $4,190              $ --                67
                                          -----------      ---------          --------                --
JAPAN GMIB (10), (11)                         $17,681         $3,916              $ --                67
                                          -----------      ---------          --------                --

(1) MAV: the GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup: the GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP: the GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $ 20.9 billion and $19.1 billion as of December 31, 2010 and 2009, respectively. The GRB related to the Japan GMAB and GMWB was $570.0 and $522.2 as of December 31, 2010 and December 31, 2009. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2010, 100% of the AV and 100% of RNAR is reinsured to an affiliate. See Note 16 Transaction with Affiliates for further discussion.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                           DECEMBER 31,         DECEMBER 31,
                                               2010                 2009
--------------------------------------------------------------------------------
ASSET TYPE
Equity securities (including mutual
 funds) (1)                                    $75,601              $75,720
Cash and cash equivalents                        8,365                9,298
                                             ---------            ---------
                                 TOTAL         $83,966              $85,018
                                             ---------            ---------

(1) As of December 31, 2010 and December 31, 2009, approximately 15% and 16%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 85% and 84%, respectively, were invested in equity securities.

9. SALES INDUCEMENTS

ACCOUNTING POLICY

The Company currently offers enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Company's Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 1, for more information concerning the Unlock.

RESULTS

Changes in deferred sales inducement activity were as follows for the year ended December 31:

                                            2010         2009         2008
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                $ 194        $ 533        $ 459
Sales inducements deferred                     10           43          137
Unlock                                         (9)        (286)         (43)
Amortization charged to income                  2          (96)         (20)
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $197         $194         $533
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

ACCOUNTING POLICY

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of life insurance and other investment products; and improper fee arrangements in connection with investment products and structured settlements. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated results of operations or cash flows in particular quarterly or annual periods.

Apart from the inherent difficulty of predicting litigation outcomes, particularly those that will be decided by a jury, many of the matters specifically identified below purport to seek substantial damages for unsubstantiated conduct spanning a multi-year period based on novel and complex legal theories and damages models. The alleged damages typically are not quantified or factually supported in the complaint, and, in any event, the Company's experience shows that demands for damages often bear little relation to a reasonable estimate of potential loss. Most are in the earliest stages of litigation, with few or no substantive legal decisions by the court defining the scope of the claims, the class (if any), or the potentially available damages. In many, the Company has not yet answered the complaint or asserted its defenses, and fact discovery is still in progress or has not yet begun. Accordingly, unless otherwise specified below, management cannot reasonably estimate the possible loss or range of loss, if any, or predict the timing of the eventual resolution of these matters.

10. COMMITMENTS AND CONTINGENCIES

MUTUAL FUND FEES LITIGATION - In October 2010, a derivative action was brought on behalf of six Hartford retail mutual funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. Plaintiff seeks to rescind the investment management agreements and distribution plans between the Company and the six mutual funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation the Company received. The Company disputes the allegations and has moved to dismiss the complaint.

STRUCTURED SETTLEMENT CLASS ACTION LITIGATION - In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from the Company ("Structured Settlements"). The operative complaint alleged that since 1997 the Company deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserted claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The district court certified a class for the RICO and fraud claims in March 2009, and the Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. In April 2010, the parties reached an agreement in principle to settle on a nationwide class basis, under which the Company would pay $54 in exchange for a full release and dismissal of the litigation. The $54 was accrued in the first quarter of 2010. The settlement received final court approval in September 2010 and was paid in the third quarter of 2010.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2010, is $254. Of this $254, the legal entities have posted collateral of $284 in the normal course of business. Based on derivative market values as of December 31, 2010, a downgrade of one level below the current financial strength ratings by either Moody's or S&P would not require additional collateral to be posted. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we may be required to post is primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $15, $25 and $14 for the years ended December 31, 2010, 2009 and 2008, respectively. Future minimum lease commitments are as follows:

2011                                                                         $13
2012                                                                           9
2013                                                                           6
2014                                                                           3
2015                                                                          --
Thereafter                                                                    --
                                                                            ----
                                                                     TOTAL   $31
                                                                            ----

UNFUNDED COMMITMENTS

As of December 31, 2010, the Company has outstanding commitments totaling $891, of which $491 is committed to fund mortgage loans, largely commercial whole loans expected to fund in the first half of 2011. Additionally, $354 is committed to fund limited partnerships and other alternative investments, which may be called by the partnership during the commitment period (on average two to five years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining outstanding commitments are primarily related to various funding obligations associated with mortgage loans and private placement securities. These have a commitment period of one month to three years.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Statement of Position No. 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2010 and 2009, the liability balance was $7 and $7, respectively. As of December 31, 2010 and 2009, $9 and $10, respectively, related to premium tax offsets were included in other assets.

11. INCOME TAX

ACCOUNTING POLICY

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

RESULTS

Income tax expense (benefit) is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                                             $49                      $300                     $(682)
    -- International                                                   5                        --                        --
                                                                  ------                 ---------                 ---------
                                              TOTAL CURRENT           54                       300                      (682)
                                                                  ------                 ---------                 ---------
 Deferred -- U.S. Federal Excluding NOL Carryforward                 175                    (2,387)                     (779)
     -- Net Operating Loss Carryforward                               (1)                      688                      (719)
                                                                  ------                 ---------                 ---------
                                             TOTAL DEFERRED          174                    (1,699)                   (1,498)
                                                                  ------                 ---------                 ---------
                         TOTAL INCOME TAX EXPENSE (BENEFIT)         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

Deferred tax assets (liabilities) include the following as of December 31:

                                                    2010            2009
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Tax basis deferred policy acquisition costs            $531            $596
Net unrealized loss on investments                       --           1,258
Investment-related items                              2,140           1,637
NOL Carryover                                            83              80
Minimum tax credit                                      542             514
Capital Loss Carryforward                                --             256
Foreign tax credit carryovers                            --              50
Depreciable & Amortizable assets                         48              59
Other                                                     1              35
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,345           4,485
                             VALUATION ALLOWANCE       (139)            (80)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,206           4,405
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition
 costs and reserves                                  (1,000)         (1,302)
Net unrealized loss on investments                       (5)             --
Employee benefits                                       (33)            (37)
Other                                                   (30)             --
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,068)         (1,339)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET     $2,138          $3,066
                                                  ---------       ---------

As of December 31, 2010 and 2009, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $310 and $290, which have no expiration.

If the Company were to follow a "separate entity" approach, it would have to record no additional valuation allowance as of December 31, 2010 and $387 related to realized capital losses as of December 31, 2009. In addition, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $0, $65 and $500 for 2010, 2009 and 2008, respectively.

The Company has recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $139 as of December 31, 2010 and $80 as of December 31, 2009. The increase in the valuation allowance during 2010 was triggered by the recognition of additional realized losses on investment securities which were incurred in the first quarter. In assessing the need for a valuation allowance, The Hartford's management considered future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, and taxable income in prior carryback years, as well as tax planning strategies that include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations, such as asset-liability matching, and the sales of certain corporate assets, including a subsidiary. Such tax planning strategies are viewed by The Hartford's management as prudent and feasible and will be implemented if necessary to realize the deferred tax asset. Future economic conditions and debt-market volatility can adversely impact The Hartford's tax planning strategies and in particular The Hartford's ability to utilize tax benefits on previously recognized realized capital losses.

The Company had a current income tax receivable of $258 as of December 31, 2010 and a current tax payable of $15 as of December 31, 2009.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                                   2010                    2009                      2008
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at the U.S. federal statutory rate                    $329                   $(1,243)                  $(2,005)
Dividends received deduction                                        (145)                     (181)                     (176)
Penalties                                                             --                        --                        --
Foreign related investments                                            3                        28                         3
Valuation Allowance                                                   58                        31                        31
Other                                                                (17)                      (34)                      (33)
                                                                  ------                 ---------                 ---------
                                                      TOTAL         $228                   $(1,399)                  $(2,180)
                                                                  ------                 ---------                 ---------

12. DEBT

CONSUMER NOTES

In 2008, the Company made the decision to discontinue future issuances of consumer notes; this decision does not impact consumer notes currently outstanding. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2010, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2010 rates, either consumer price index plus 80 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $62 in 2011, $155 in 2012, $78 in 2013, $17 in 2014 and $70 thereafter. For 2010, 2009 and 2008, interest credited to holders of consumer notes was $25, $51 and $59, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income amounts for the years ended December 31, 2009 and 2008, and the statutory capital and surplus amounts as of December 31, 2009 and 2008 in the table below are based on actual statutory filings with the applicable regulatory authorities. The statutory net income amounts for the year ended December 31, 2010 the statutory capital and surplus amounts as of December 31, 2010 are estimates, as the respective 2010 statutory filings have not yet been made.

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                     2010                    2009                     2008
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                   $208                  $1,866                  $(4,512)
                                                                    -------                 -------                 --------
Statutory capital and surplus                                        $5,832                  $5,365                   $4,073
                                                                    -------                 -------                 --------

Statutory accounting practices do not consolidate the net income of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income
(loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss). The Company received approval from with the Connecticut Insurance Department regarding the use of two permitted practices in its statutory financial statements and those of its Connecticut-domiciled life insurance subsidiaries as of December 31, 2008. The first permitted practice related to the statutory accounting for deferred income taxes. Specifically, this permitted practice modified the accounting for deferred income taxes prescribed by the NAIC by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice could not be considered by the Company when determining surplus available for dividends. The second permitted practice related to the statutory reserving requirements for variable annuities with guaranteed living benefit riders. Actuarial guidelines prescribed by the NAIC required a stand-alone asset adequacy analysis reflecting only benefits, expenses and charges that are associated with the riders for variable annuities with guaranteed living benefits. The permitted practice allowed for all benefits, expenses and charges associated with the variable annuity contract to be reflected in the stand-alone asset adequacy test. These permitted practices resulted in an increase to the Company's estimated statutory surplus of $956 as of December 31, 2008. The effects of these permitted practices are included in the 2008 amounts in the table above.

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes - Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

DIVIDENDS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $815 in dividends in 2011 without prior approval from the applicable insurance commissioner. In 2010, the Company received dividends of $72 from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $676 in 2011. However, because the Company's earned surplus is negative as of December 31, 2010, the Company will not be permitted to pay any dividends to its parent in 2011 without prior approval from the Connecticut Insurance Commissioner. In 2010, the Company did not pay dividends to its parent company.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

The Company is included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Defined benefit pension expense, postretirement health care and life insurance benefits expense allocated by The Hartford to the Company, was $43, $32 and $24 for the years ended December 31, 2010, 2009 and 2008, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life Insurance Company for this plan was approximately $13, $13 and $10 for the years ended December 31, 2010, 2009 and 2008, respectively.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $25 and $18 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $7 and $5 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company did not capitalize any cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2010, 2009 and 2008, the Company had $53, $50 and $49 of reserves for claim annuities purchased by affiliated entities. For the year ended December 31, 2010, 2009, and 2008, the Company recorded earned premiums of $18, $285, and $461 for these intercompany claim annuities. In the fourth quarter of 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, Hartford Life Insurance Company sold fixed market value adjusted ("MVA") annuity products to customers in Japan. The yen based MVA product was written by the HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., and subsequently reinsured to the Company. As of December 31, 2010 and 2009, $2.7 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI"), entered into a reinsurance agreement with HLIKK. Through this agreement, HLIKK agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force and prospective GMIB riders and the GMDB riders on covered contracts that have an associated GMIB rider issued by HLIKK on its variable annuity business. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005. This agreement contains a tiered reinsurance premium structure. While the form of the agreement between HLAI and HLIKK for GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMIB liability at December 31, 2010, 2009 and 2008 is $2.6 billion, $1.4 billion and $2.6 billion, respectively.

In addition to this agreement, HLAI has two additional reinsurance agreements with HLIKK, one to assume 100% of the GMAB, GMIB and GMDB riders issued by HLIKK on certain of its variable annuity business. The second agreement is for HLAI to assume 100% of the in-force and prospective GMWB riders issued by HLIKK on certain variable annuity business. The GMAB, GMIB and GMWB reinsurance is accounted for as freestanding derivatives at fair value. The fair value of the GMAB was a liability of $1, $1, $1 and GMWB was a liability of $21, $13, $34 at December 31, 2010, 2009 and 2008, respectively. The Reinsurance Agreement for GMDB business is accounted for as a Death Benefit and Other Insurance

Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $54, $52, $14 and net amount at risk for the assumed GMDB reinsurance was $4.1 billion, $2.7 billion, $4.3 billion at December 31, 2010, 2009 and 2008, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned UK subsidiary of HLAI. Through this agreement, HLL agreed to cede and HLAI agreed to reinsure 100% of the risks associated with the in-force GMWB and GMDB riders issued by HLL on its variable annuity business. While the form of the agreement between HLAI and HLL for GMWB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for GMWB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income. The fair value of GMWB liability at December 31, 2010 is $21.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI entered into a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). The agreement provides that HLAI will cede, and WRR will reinsure 100% of the in-force and prospective variable annuities and riders written or reinsured by HLAI summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders.

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to HLAI.

- Annuity contracts and riders written by Union Security Insurance Company, which are reinsured to HLAI.

- Variable annuity contract rider benefits written by HLL, which are reinsured to HLAI as of November 1, 2010

- Annuitizations of, and certain other settlement options offered under, deferred annuity contracts.

Under modco, the assets and the liabilities associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business. These modco adjustments are recorded as an adjustment to operating expenses.

For the year ended December 31, 2010 the impact of this transaction was an increase to earnings of $570 after-tax. Included in this amount are net realized capital gains of $546, which represents the change in valuation of the derivative, associated with this transaction. In addition, the balance sheet of the Company reflects a modco reinsurance (payable)/recoverable, a deposit liability as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $(864), $78, $1.7 billion and $182, $600, and $761 at December 31, 2010 and December 31, 2009,
respectively.

At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. The following table illustrates the transaction's impact on the Company's Statement of Operations as of December 31, 2010 and 2009, respectively.

                                                     2010         2009 (1)
--------------------------------------------------------------------------------
Fee income and other                                   $ --             $84
Earned premiums                                         (56)            (62)
Net realized gains (losses)                             546            (629)
                                                    -------       ---------
                                    TOTAL REVENUES      490            (607)
Benefits, losses and loss adjustment expenses           (40)            (51)
Amortization of deferred policy acquisition costs        --           1,883
 and present value of future profits
Insurance operating costs and other expenses           (348)             (9)
                                                    -------       ---------
                                    TOTAL EXPENSES     (388)          1,823
INCOME (LOSS) BEFORE INCOME TAXES                       878          (2,430)
Income tax expense (benefit)                            308            (851)
                                                    -------       ---------
                                 NET INCOME (LOSS)     $570         $(1,579)
                                                    -------       ---------

(1) At inception of the contract, HLIC recognized in net income the unlock of the unearned revenue reserve, sales inducement asset and deferred policy acquisition costs related to the direct U.S. variable annuity business of HLAI as well as the impact of remitting the premiums and reserves to WRR. 2009 figures illustrate the transaction's impact at inception on the Company's Statement of Operations and the fourth quarter of 2009 activity.

Effective November 1, 2007, HLAI, a subsidiary insurance company ("Ceding Company"), entered into a modco agreement with funds withheld with an affiliate captive reinsurer, Champlain Life Reinsurance Company ("Reinsurer") to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction for U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Reinsurer.

17. RESTRUCTURING, SEVERANCE AND OTHER COSTS

During the year ended December 31, 2009, the Company completed a review of several strategic alternatives with a goal of preserving capital, reducing risk and stabilizing its ratings. These alternatives included the potential restructuring, discontinuation or disposition of various business lines. Following that review, the Company announced that it would suspend all new sales in its European operations and suspend sales of certain IIP business. The Company has also executed on plans to change the management structure of the organization and reorganized the nature and focus of certain of the Company's operations. These plans resulted in termination benefits to current employees, costs to terminate leases and other contracts and asset impairment charges. The Company completed these restructuring activities and executed final payment during the year ended December 31, 2010.

The following pre-tax charges were incurred during the year-ended December 31, 2009 in connection with the restructuring initiatives previously announced:

Severance benefits                                                           $19
Asset impairment charges                                                      26
Other contract termination charges                                             5
                                                                            ----
TOTAL RESTRUCTURING, SEVERANCE AND OTHER COSTS FOR THE YEAR ENDED DECEMBER
                                                                  31, 2009   $50
                                                                            ----

The amounts incurred during the year ended December 31, 2009 were recorded in Insurance operating costs and other expenses within the Company's Other category. There were no restructuring or severance costs incurred in 2010.

18. SALE OF JOINT VENTURE

SALE OF JOINT VENTURE INTEREST IN ICATU HARTFORD SEGUROS, S.A.

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135. The transaction closed in 2010, and the Company received cash proceeds of $130, which was net of capital gains tax withheld of $5. The investment in IHS was reported as an equity method investment in Other assets. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44, after-tax.

19. DISCONTINUED OPERATIONS

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL. HICC was previously included in the Mutual Funds reporting segment and HAIL was included in the Global Annuity reporting segment. The Company does not expect these sales to have a material impact on the Company's future earnings.

The following table presents the combined amounts related to the operations of HICC and HAIL, which have been reflected as discontinued operations in the Consolidated Statements of Operations.

                                    FOR THE YEARS ENDED DECEMBER 31,
                             2010                 2009                 2008
--------------------------------------------------------------------------------
REVENUES
Fee income and other          $36                  $29                  $32
Net realized capital
 losses                        --                   (1)                  --
                             ----                 ----                 ----
        TOTAL REVENUES         36                   28                   32
BENEFITS, LOSSES AND
 EXPENSES
Insurance operating
 and other expenses            28                   24                   29
Amortization of
 deferred policy
 acquisition costs and
 present value of
 future profits                17                   11                   10
                             ----                 ----                 ----
TOTAL BENEFITS, LOSSES
          AND EXPENSES         45                   35                   39
    LOSS BEFORE INCOME
                 TAXES         (9)                  (7)                  (7)
Income tax benefit             (3)                  (2)                  (2)
                             ----                 ----                 ----
  LOSS FROM OPERATIONS
       OF DISCONTINUED
    OPERATIONS, NET OF
                   TAX         (6)                  (5)                  (5)
Net realized capital
 gain on disposal, net
 of tax                        37                   --                   --
                             ----                 ----                 ----
    INCOME (LOSS) FROM
          DISCONTINUED
    OPERATIONS, NET OF
                   TAX        $31                  $(5)                 $(5)
                             ----                 ----                 ----

20. QUARTERLY RESULTS FOR 2010 AND 2009 (UNAUDITED)

                                                                 THREE MONTHS ENDED
                                          MARCH 31,                   JUNE 30,                  SEPTEMBER 30,
                                     2010          2009          2010          2009          2010          2009
-----------------------------------------------------------------------------------------------------------------
Total revenues                       $1,247        $3,143        $2,204        $1,709        $1,229          $384
Total benefits, losses and
 expenses                            $1,237        $3,514        $2,393        $1,399          $689        $1,544
Income (loss) from continuing
 operations, net of tax                 $(7)        $(200)         $(84)         $215          $379         $(714)
Income (loss) from
 discontinued operations, net
 of tax                                 $(1)          $(8)          $(1)           $2           $(3)           $4
Net income (loss)                       $(8)        $(208)         $(85)         $217          $376         $(710)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $1            $5            $3            $1            $2            $3
Net income (loss)
 attributable to Hartford
 Life Insurance Company                 $(9)        $(213)         $(88)         $216          $374         $(713)
                                    -------       -------       -------       -------       -------       -------

                                   THREE MONTHS ENDED
                                         DECEMBER 31,
                                     2010           2009
-----------------------------  --------------------------------
Total revenues                       $1,301           $836
Total benefits, losses and
 expenses                              $713         $3,156
Income (loss) from continuing
 operations, net of tax                $433        $(1,443)
Income (loss) from
 discontinued operations, net
 of tax                                 $36            $(3)
Net income (loss)                      $469        $(1,446)
Less: Net income (loss)
 attributable to the
 noncontrolling interest                 $2             $1
Net income (loss)
 attributable to Hartford
 Life Insurance Company                $467        $(1,447)
                                    -------       --------

                                     PART C

                               OTHER INFORMATION

ITEM 26.  EXHIBITS

(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
(b)     Not Applicable.
(c)     Principal Underwriting Agreement.(1)
(d) (1) Form of Flexible Premium Variable Life Insurance Policy.(6)
    (2) Policy Riders for the LifeAccess Accelerated Benefit Rider and the Accelerated Death Benefit Rider for Terminal Illness
    (3) Amendments to Policy Riders for the LifeAccess Accelerated Benefit Rider and the Accelerated Death Benefit Rider for Terminal Illness
(e)     Form of Application for Flexible Premium Variable Life Insurance
        Policies.(1)
(f)     Certificate of Incorporation of Hartford(2) and Bylaws of Hartford.(2)
(g)     Form of Reinsurance Contract.(3)
(h) (1) Form of Participation Agreement.(4)
    (2) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(7)
    (3) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(7)
    (4) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(7)
    (5) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(7)
    (6) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.(7)
(i)     Not Applicable.
(j)     Not Applicable.
(k) Opinion and Consent of Lisa M. Proch, Assistant General Counsel and Assistant Vice President.
(l)     Actuarial Opinion.(5)
(m)     Calculations.(5)
(n)     Consent of Deloitte & Touche LLP.
(o)     No financial statements will be omitted.
(p)     Not Applicable.
(q)     Memorandum describing transfer and redemption procedures.(5)
(r)     Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89990, on May 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-148564, filed on February 9, 2009.

(3) Incorporated by reference to Initial Filing of the Registration Statement File No. 333-88787, on October 12, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-6, File No. 333-50280, filed with the Securities and Exchange Commission on April 9, 2007.

(5) Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-6, File No. 333-148814, filed with the Securities and Exchange Commission on April 15, 2011.

(6) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-155096, filed with the Securities and Exchange Commission on May 5, 2009.

(7) Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement on Form N-4, File No. 333-148564, filed on May 3, 2010.

ITEM 27.  OFFICERS AND DIRECTORS.

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson                   Vice President
Ricardo Anzaldua                    Assistant Secretary, Senior Vice President
Robert Arena                        Executive Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell                   Vice President
David G. Bedard                     Chief Financial Officer, Senior Vice President, Director*
Beth A. Bombara                     Chief Accounting Officer
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage                 Senior Vice President
Christopher S. Brown                Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman                  Senior Vice President
Shaun C. Clasby                     Vice President
Jared A. Collins                    Vice President
Jean A. Conaty                      Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Raymond E. DiDonna                  Vice President
Roberto Ecker                       Vice President
Joseph G. Eck                       Vice President
George Eknaian                      Chief Actuary, Senior Vice President
Mark A. Esposito                    Senior Vice President
Tamara L. Fagely                    Vice President
Richard D. Fergesen                 Vice President
Michael Fish                        Actuary, Vice President
Bradford J. Galiney                 Vice President
John W. Gallant                     Vice President
Ronald R. Gendreau                  Executive Vice President
John Glooch                         Vice President
Andrew S. Golfin, Jr.               Vice President
Christopher Graham                  Vice President
Christopher M. Grinnell             Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon               Senior Vice President
James M. Hedreen                    Actuary, Vice President
Ronald P. Herrmann                  Vice President
Andrew Hersey                       Vice President
Michael J. Hession                  Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib                    Actuary, Vice President
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Donna R. Jarvis                     Actuary, Vice President
Thomas D. Jones                     Vice President
Kathleen E. Jorens                  Assistant Treasurer, Vice President
Kristine J. Kelliher                Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Claire Z. Kleckner                  Vice President
Michael Knipper                     Senior Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
David R. Kryzanski                  Vice President
David Lafrennie                     Vice President
Brian P. Laubacker                  Vice President/Regional Sales
Margaret Lesiak                     Vice President
David N. Levenson                   Chairman of the Board, Chief Executive Officer, President, Director*
Christopher M. Lewis                Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
Marialise Maroun                    Vice President
Patrick H. McEvoy                   Senior Vice President
Gregory McGreevey                   Chief Investment Officer, Executive Vice President, Director*
William P. Meaney                   Senior Vice President
Vernon Meyer                        Senior Vice President
Harry S. Monti, Jr.                 Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian Murphy                        Executive Vice President
Brian J. Neary                      Vice President
Mark J. Niland                      Senior Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Robert W. Paiano                    Senior Vice President, Treasurer
Brian Pedersen                      Vice President
Thomas C. Peloquin                  Vice President/Financial Management
Robert E. Primmer                   Senior Vice President
Darryl T. Rapini                    Vice President
Kari A. Ratajczak                   Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson                   Senior Vice President
Stephen A. Roche                    Vice President
Lori A. Rodden                      Vice President
John P. Rogers                      Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Scott R. Sanderson                  Vice President
Peter F. Sannizzaro                 Vice President
Laura Santirocco                    Assistant Secretary, Vice President
Wade A. Seward                      Vice President
Michael J. Shamburger               Vice President
Terence Shields                     Corporate Secretary, Asssistant Vice President
Cathleen Shine                      Chief Compliance Officer of Separate Accounts
Robert R. Siracusa                  Vice President
Mark M. Socha                       Vice President
Kenneth J. Somers                   Vice President
John Sugar                          Vice President
Martin A. Swanson                   Vice President
Connie Tang                         Actuary, Vice President
Diane E. Tatelman                   Vice President
James P. Van Etten                  Vice President
Charles N. Vest                     Actuary, Vice President

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Joanie Wieleba                      Vice President
Scott D. Witter                     Vice President
Jane Wolak                          Senior Vice President
James M. Yanosy                     Controller, Senior Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors of Hartford.

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, File No. 333-148814, filed on April 15, 2011.

ITEM 29.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

       (a) HESCO acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account VL I

     Hartford Life Insurance Company - Separate Account VL II

     Hartford Life Insurance Company - ICMG Secular Trust Separate Account

     Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A

     Hartford Life and Annuity Insurance Company - Separate Account VL I

     Hartford Life and Annuity Insurance Company - Separate Account VL II

     Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

       (b) Directors and Officers of HESCO

                                                              POSITIONS AND OFFICES
NAME                                                            WITH UNDERWRITER
----------------------------------------------------------------------------------------------------------------
Diane Benken (1)                 Chief Financial Officer, Controller/FINOP
Neil S. Chaffee (2)              Vice President/HLPP
Christopher S. Conner (4)        AML Compliance Officer, Chief Compliance Officer
Jeannie M. Iannello (3)          Vice President/ILD Operations
Brian Murphy (1)                 President/ILD Business Line Principal, Chief Executive Officer, Chairman of the
                                 Board, Director
Robert E. Primmer (1)            Vice President, Director
Stephen A. Roche (1)             Vice President, Director
Cathleen Shine (1)               Chief Legal Officer, Secretary

------------

Principal business address of each of the above individuals is:

(1)  200 Hopmeadow Street, Simsbury, CT 06089

(2)  100 Campus Drive, Suite 250, Florham Park, NJ 07932-1006

(3)  6820 Wedgwood Road North, Maple Grove, MN 55311-3574

(4)  1500 Liberty Ridge Drive, Wayne, PA 19087

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 32.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 33.  REPRESENTATION OF REASONABLENESS OF FEES

     Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 15th day of April, 2011.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Lisa M. Proch
       -----------------------------------         -----------------------------------
       David N. Levenson,                          Lisa M. Proch
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board, Director*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson,
       President, Chief Executive Officer,
       Chairman of the Board, Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David G. Bedard, Senior Vice President, Chief Financial Officer,
 and Director*
Beth A. Bombara, Chief Accounting Officer*
David N. Levenson, President, Chief Executive Officer,
  Chairman of the Board, and Director*                             *By:   /s/ Lisa M. Proch
                                                                          -----------------------------------
Gregory McGreevey, Executive Vice President,                              Lisa M. Proch
  Chief Investment Officer, and Director*                                 Attorney-in-Fact
                                                                   Date:  April 15, 2011

333-155096

                                 EXHIBIT INDEX

 1.1 (a) Policy Riders for the LifeAccess Accelerated Benefit Rider and the Accelerated Death Benefit Rider for Terminal Illness
      (b)  Amendments to Policy Riders for the LifeAccess Accelerated
           Benefit Rider and the Accelerated Death Benefit Rider for
           Terminal Illness
 1.2       Opinion and Consent of Lisa M. Proch, Assistant General
           Counsel and Assistant Vice President.
 1.3       Consent of Deloitte & Touche LLP.
 1.4       Copy of Power of Attorney.